As filed with the Securities and Exchange Commission on August 28, 1997.

1933 Act Registration No. 33-17619
1940 Act Registration No. 811-5349

================================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D. C. 20549

                                  ____________

                                   FORM N-1A

                       REGISTRATION STATEMENT UNDER THE
                         SECURITIES ACT OF 1933 ( X )


                     Post-Effective Amendment No. 38 ( X )

                                     and/or

                       REGISTRATION STATEMENT UNDER THE
                     INVESTMENT COMPANY ACT OF 1940 ( X )


                            Amendment No. 40 ( X )

                       (Check appropriate box or boxes)
                                   __________

                              GOLDMAN SACHS TRUST
              (Exact name of registrant as specified in charter)

                               4900 Sears Tower
                         Chicago, Illinois 60606-6303
                   (Address of principal executive offices)

                        Registrant's Telephone Number,
                       including Area Code 312-993-4400
                                  ____________


Michael J. Richman, Esq.                     Copies to:
Goldman, Sachs & Co.                         Jeffrey A. Dalke, Esq.
85 Broad Street - 12th Floor                 Drinker Biddle & Reath LLP
New York, New York 10004                     1345 Chestnut Street
                                             Philadelphia, PA  19107
(Name and address of agent for service)


It is proposed that this filing will become effective (check appropriate box)

[_]  Immediately upon filing pursuant to paragraph (b)
[X]  On September 5, 1997 pursuant to paragraph (b)
[_]  60 days after filing pursuant to paragraph (a) (1)
[_]  On May 1, 1997 pursuant to paragraph (a) (1)
[_]  75 days after filing pursuant to paragraph (a) (2)
[_]  On (Date) pursuant to paragraph (a) (2) of rule 485.


Registrant has registered an indefinite number of its shares under the Securities Act of 1933 pursuant to Rule 24f-2. On February 28, 1997, Registrant filed a Rule 24f-2 notice for its fiscal year ended December 31, 1997.

This registration statement is being filed solely to fulfill an undertaking to file a post-effective amendment using financial statements within four to six months from the effective date of the post-effective amendment to the Registration Statement relating to the Financial Square Federal Fund and Financial Square Treasury Instruments Fund.

                              GOLDMAN SACHS TRUST


                       GOLDMAN SACHS MONEY MARKET FUNDS
                                  FST SHARES
                           OF FINANCIAL SQUARE FUNDS

                               ---------------

                             CROSS REFERENCE SHEET
                           (as required by Rule 485)


PART A                             CAPTION
------                             -------
1.   Cover Page                    Cover Page

2.   Synopsis                      An Introduction to the Funds;
                                   Shareholder and Fund Expenses

3.   Condensed Financial           Financial Highlights
     Information

4.   General Description           An Introduction to the Funds;
     of Registrant                 Investment Policies Matrix; Description
                                   of Securities and Investment Techniques;
                                   Investment Limitations; Organization and
                                   Shares of the Trust

5.   Management of the Fund        Management; Organization and
                                   Shares of the Trust

6.   Capital Stock and             Purchase of Shares; Reports to
     Other Securities              Shareholders; Distributions; Organization
                                   and Shares of the Trust

7.   Purchase of Securities        Purchase of Shares; Exchanges;
     Being Offered                 Net Asset Value

8.   Redemption or Repurchase      Redemption of Shares

9.   Pending Legal Proceedings     Not Applicable

PART B                             CAPTION
------                             -------

10.  Cover Page                    Cover Page

11.  Table of Contents             Table of Contents

12.  General Information           Organization and Capitalization
     and History

13.  Investment Objectives         Investment Policies and Practices
     and Policies                  of the Funds; Investment Limitations

14.  Management of the Fund        Trustees and Officers

15.  Control Persons and           Organization and Capitalization
     Principal Holders
     of Securities

16.  Investment Advisory           The Adviser, Distributor and
     and Other Services            Transfer Agent; Portfolio Transactions;
                                   Custodian and Subcustodian; Independent
                                   Accountants

17.  Brokerage Allocation          Portfolio Transactions
     and Other Practices

18.  Capital Stock and             Organization and Capitalization
     Other Securities

19.  Purchase, Redemption and      Net Asset Value; Redemptions
     Pricing of Securities
     Being Offered

20.  Tax Status                    Tax Information

21.  Underwriters                  The Adviser, Distributor and Transfer Agent

22.  Calculation of                Calculation of Yield Quotations
     Performance Data

23.  Financial Statements          Financial Statements

                              GOLDMAN SACHS TRUST
                        GOLDMAN SACHS MONEY MARKET FUNDS
                           FST ADMINISTRATION SHARES
                           OF FINANCIAL SQUARE FUNDS

                                ---------------

                             CROSS REFERENCE SHEET
                           (as required by Rule 485)


PART A                                  CAPTION
------                                  -------

1.   Cover Page                         Cover Page

2.   Synopsis                           An Introduction to the Funds;
                                        Shareholder and Fund Expenses

3.   Condensed Financial                Financial Highlights
     Information

4.   General Description
     of Registrant                      An Introduction to the
                                        Funds; Investment Policies
                                        Matrix; Description of Securities
                                        and Investment Techniques; Investment
                                        Limitations; Organization and Shares
                                        of the Trust

5.   Management of the Fund             Management; Organization and
                                        Shares of the Trust

6.   Capital Stock and                  Purchase of Shares; Reports to
     Other Securities                   Shareholders; Distributions; Or
                                        ganization and Shares of the
                                        Trust


7.   Purchase of Securities             Purchase of Shares;
                                        Exchanges; Net Asset Value

8.   Redemption or Repurchase           Redemption of Shares

9.   Pending Legal Proceedings          Not Applicable




PART B                                  CAPTION
------                                  -------

10.  Cover Page                         Cover Page

11.  Table of Contents                  Table of Contents

12.  General Information                Organization and Capitalization
     and History

13.  Investment Objectives              Investment Policies and Practices
     and Policies                       of the Fund; Investment
                                        Limitations

14.  Management of the Fund             Trustees and Officers

15.  Control Persons and                Organization and Capitalization
     Principal Holders

16.  Investment Advisory                The Adviser, Distributor and
     and Other Services                 Transfer Agent; Portfolio Trans
                                        actions; Custodian and
                                        Subcustodian; Independent
                                        Accountants

17.  Brokerage Allocation               Portfolio Transactions
     and Other Practices

18.  Capital Stock and                  Organization and Capitalization
     Other Securities

19.  Purchase, Redemption and           Net Asset Value; Redemptions
     Pricing of Securities
     Being Offered

20.  Tax Status                         Tax Information

21.  Underwriters                       The Adviser, Distributor and
                                        Transfer Agent

22.  Calculation of                     Calculation of Yield Quotations
     Performance Data

23.  Financial Statements               Financial Statements

                              GOLDMAN SACHS TRUST
                       GOLDMAN SACHS MONEY MARKET FUNDS
                              FST SERVICE SHARES
                           OF FINANCIAL SQUARE FUNDS

                               ---------------

                             CROSS REFERENCE SHEET
                           (as required by Rule 485)




PART A                               CAPTION
------                               -------

1.   Cover Page                      Cover Page

2.   Synopsis                        An Introduction to the Funds;
                                     Shareholder and Fund Expenses

3.   Condensed Financial             Financial Highlights
     Information

4.   General Description             An Introduction to the Funds; Investment
     of Registrant                   Policies Matrix; Description of
                                     Securities and Investment Techniques;
                                     Investment Limitations; Organization and
                                     Shares of the Trust

5.   Management of the Fund          Fund Management; Organization and
                                     Shares of the Trust

6.   Capital Stock and               Purchase of Shares; Reports to
     Other Securities                Shareholders; Distributions;
                                     Organization and Shares of the Trust

7.   Purchase of Securities          Purchase of Shares; Exchanges;
     Being Offered                   Net Asset Value

8.   Redemption or Repurchase        Redemption of Shares

9.   Pending Legal Proceedings       Not Applicable



PART B                               CAPTION
------                               -------

10.  Cover Page                      Cover Page

11.  Table of Contents               Table of Contents

12.  General Information              Organization and Capitalization
     and History

13.  Investment Objectives            Investment Policies and Practices
     and Policies                     of the Funds; Investment Limitations

14.  Management of the Fund           Trustees and Officers

15.  Control Persons and              Organization and Capitalization
     Principal Holders
     of Securities

16.  Investment Advisory              The Adviser, Distributor and
     and Other Services               Transfer Agent; Portfolio Transaction;
                                      Subcustodian; Indenpendent Accountants

17.  Brokerage Allocation             Portfolio Transactions
     and Other Practices

18.  Capital Stock and                Organization and Capitalization
     Other Securities

19.  Purchase, Redemption and         Net Asset Value; Redemptions
     Pricing of Securities
     Being Offered

20.  Tax Status                       Tax Information

21.  Underwriters                     The Adviser, Distributor
                                      and Transfer Agent

22.  Calculation of                   Calculation of Yield Quotations
     Performance Data

23.  Financial Statements             Financial Statements

                              GOLDMAN SACHS TRUST
                       GOLDMAN SACHS MONEY MARKET FUNDS
                             FST PREFERRED SHARES
                           OF FINANCIAL SQUARE FUNDS

                               ---------------

                             CROSS REFERENCE SHEET
                           (as required by Rule 485)


PART A                                     CAPTION
------                                     -------

1.   Cover Page                            Cover Page

2.   Synopsis                              An Introduction to the Funds;
                                           Shareholder and Fund Expenses

3.   Condensed Financial                   Financial Highlights
     Information

4.   General Description                   An Introduction to the Funds;
     of Registrant                         Investment Policies Matrix;
                                           Description of Securities and
                                           Investment Techniques; Investment
                                           Limitations; Organization and Shares
                                           of the Trust

5.  Management of the Fund                 Management; Organization and
                                           Shares of the Trust

6.  Capital Stock and                      Purchase of Shares; Reports to
    Other Securities                       Shareholders; Distributions; Taxes;
                                           Administration Organization
                                           and Shares of the Trust

7.  Purchase of Securities                 Purchase of Shares; Exchanges;
    Being Offered                          Net Asset Value

8.  Redemption or Repurchase               Redemption of Shares

9.  Pending Legal Proceedings              Not Applicable

PART B                                     CAPTION
------                                     -------

10. Cover Page                             Cover Page

11. Table of Contents                      Table of Contents

12. General Information                    Organization and Capitalization
    and History

13. Investment Objectives                  Investment Policies and Practices
    and Policies                           of the Funds; Investment
                                           Limitations

14. Management of the Fund                 Trustees and Officers

15. Control Persons and                    Organization and Capitalization
    Principal Holders
    of Securities

16. Investment Advisory                    The Adviser, Distributor and
    and Other Services                     Transfer Agent; Portfolio Transaction
                                           Custodian and Subcustodian;
                                           Independent Accountants

17. Brokerage Allocation                   Portfolio Transactions
    and Other Practices

18. Capital Stock and                      Organization and Capitalization
    Other Securities

19. Purchase, Redemption and               Net Asset Value; Redemptions
    Pricing of Securities
    Being Offered

20. Tax Status                             Tax Information

21. Underwriters                           The Adviser, Distributor
                                           and Transfer Agent

22. Calculation of                         Calculation of Yield Quotations
    Performance Data

23. Financial Statements                   Financial Statements

Part C
------
Information required to be included in Part C is set forth under the appropriate Item, so numbered in Part C to this Registration Statement.

                       GOLDMAN SACHS MONEY MARKET FUNDS
                            FINANCIAL SQUARE FUNDS
                                  FST SHARES
                               4900 Sears Tower
                            Chicago, Illinois 60606

  Goldman Sachs Trust (the "Trust") is a no-load, open-end, management invest-ment company (a "mutual fund") which includes the Financial Square Funds (the "Funds"). This Prospectus relates only to the offering of FST shares of bene-ficial interest ("FST Shares") of the Funds. Goldman Sachs Asset Management, a separate operating division of Goldman, Sachs & Co., serves as each Fund's in-vestment adviser. Goldman, Sachs & Co. serves as each Fund's distributor and transfer agent.

  The following Funds seek to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments. The Funds may invest in diversified portfolios of the following types of instruments:

  Financial Square Prime Obligations Fund. Securities of the U.S. Government, its agencies, authorities and instrumentalities, obligations of U.S. banks, commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities, and repurchase agreements.

  Financial Square Money Market Fund. Securities of the U.S. Government, its agencies, authorities and instrumentalities, U.S. dollar denominated obliga-tions of U.S. and foreign banks, U.S. dollar denominated commercial paper and other short-term obligations of U.S. and foreign companies, foreign govern-ments, states, municipalities and other entities, and repurchase agreements.

  Financial Square Premium Money Market Fund. Securities of the U.S. Govern-ment, its agencies, authorities and instrumentalities, U.S. dollar denominated obligations of U.S. and foreign banks, U.S. dollar denominated commercial pa-per and other short-term obligations of U.S. and foreign companies, foreign governments, states, municipalities and other entities, and repurchase agree-ments. In order to obtain a rating from a rating organization, the Fund will observe special investment restrictions.

  Financial Square Treasury Obligations Fund. Securities issued or guaranteed by the U.S. Treasury and repurchase agreements relating to such securities.

  Financial Square Treasury Instruments Fund. Securities issued or guaranteed by the U.S. Treasury, the interest income from which is generally exempt from state income taxation.

  Financial Square Government Fund. Securities of the U.S. Government, its agencies, authorities, and instrumentalities, and repurchase agreements relat-ing to such securities.

  Financial Square Federal Fund. Securities of the U.S. Government and certain of its agencies, authorities and instrumentalities, the interest income from which is generally exempt from state income taxation.

  Financial Square Tax-Free Money Market Fund. Securities issued by or on be-half of states, territories and possessions of the United States and their po-litical subdivisions, agencies, authorities and instrumentalities, and the District of Columbia, the interest from which, if any, is, in the opinion of bond counsel, excluded from gross income for federal income tax purposes and not an item of tax preference under the federal alternative minimum tax.

  Financial Square Municipal Money Market Fund. Securities issued by or on be-half of states, territories and possessions of the United States and their po-litical subdivisions, agencies, authorities and instrumentalities, and the District of Columbia, the interest from which, if any, is, in the opinion of bond counsel, excluded from gross income for federal income tax purposes (but not necessarily exempt from federal alternative minimum tax or state and local taxes).

  AN INVESTMENT IN A FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOV-ERNMENT AND THERE CAN BE NO ASSURANCE THAT A FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

-------------------------------------------------------------------------------

ADDITIONAL INFORMATION........... Goldman Sachs Funds--Toll Free:  800-621-2550

This Prospectus provides you with information about the Funds that you should know before investing in FST Shares. It should be read and retained for future reference. If you would like more detailed information, the Statement of Addi-tional Information dated September 5, 1997, as amended or supplemented from time to time, is available upon request without charge by calling the tele-phone number listed above or by writing Goldman Sachs, Attention: Shareholder Services, Goldman Sachs Trust, 4900 Sears Tower, Chicago, Illinois 60606. The Statement of Additional Information, which is incorporated by reference into this Prospectus, has been filed with the Securities and Exchange Commission. Not all Funds are available in certain states. Please call the phone number listed above to determine availability in your state. The SEC maintains a Web site (http://www.sec.gov) that contains the Statement of Additional Informa-tion and other information regarding the Trust.

-------------------------------------------------------------------------------

FST SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK OR OTHER INSURED DEPOSITORY INSTITUTION, AND ARE NOT IN-SURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN A FUND INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE AC-CURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

            The date of this Prospectus is September 5, 1997.

                         SHAREHOLDER AND FUND EXPENSES
                                   FST SHARES

                                             FINANCIAL                                              FINANCIAL FINANCIAL
                        FINANCIAL  FINANCIAL  SQUARE    FINANCIAL   FINANCIAL                        SQUARE    SQUARE
                         SQUARE     SQUARE    PREMIUM    SQUARE      SQUARE    FINANCIAL  FINANCIAL TAX-FREE  MUNICIPAL
                          PRIME      MONEY     MONEY    TREASURY    TREASURY     SQUARE    SQUARE     MONEY     MONEY
                       OBLIGATIONS  MARKET    MARKET   OBLIGATIONS INSTRUMENTS GOVERNMENT  FEDERAL   MARKET    MARKET
                          FUND       FUND      FUND       FUND        FUND        FUND      FUND      FUND      FUND
                       ----------- --------- --------- ----------- ----------- ---------- --------- --------- ---------
SHAREHOLDER
 TRANSACTION EXPENSES
 Maximum Sales Charge
 Imposed on Purchases.    None       None      None       None        None        None      None      None      None
 Sales Charge Imposed
  on Reinvested
  Distributions.......    None       None      None       None        None        None      None      None      None
 Deferred Sales Load
  Imposed on
  Redemptions.........    None       None      None       None        None        None      None      None      None
 Exchange Fee.........    None       None      None       None        None        None      None      None      None
ANNUAL OPERATING
 EXPENSES (1)
 (as a percentage of
  average daily net
  assets)
 Management Fees
  (after
  limitations) (2)....    0.17%      0.17%     0.17%      0.17%       0.17%       0.17%     0.17%     0.17%     0.17%
 Other Expenses (after
  expense limitations)
  (3).................    0.01%      0.01%     0.01%      0.01%       0.01%       0.01%     0.01%     0.01%     0.01%
                          ----       ----      ----       ----        ----        ----      ----      ----      ----
TOTAL OPERATING EX-
 PENSES (4)...........    0.18%      0.18%     0.18%      0.18%       0.18%       0.18%     0.18%     0.18%     0.18%
                          ====       ====      ====       ====        ====        ====      ====      ====      ====

EXAMPLE OF EXPENSES

  You would pay the following expenses on a hypothetical $1,000 investment, as-suming a 5% annual return and redemption at the end of each time period:

                                                 1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                                 ------ ------- ------- --------
   Financial Square Prime Obligations Fund.....    $2     $ 6     $10     $23
   Financial Square Money Market Fund..........   $ 2     $ 6     $10     $23
   Financial Square Premium Money Market Fund..   $ 2     $ 6     N/A     N/A
   Financial Square Treasury Obligations Fund..   $ 2     $ 6     $10     $23
   Financial Square Treasury Instruments Fund..   $ 2     $ 6     N/A     N/A
   Financial Square Government Fund............   $ 2     $ 6     $10     $23
   Financial Square Federal Fund...............   $ 2     $ 6     N/A     N/A
   Financial Square Tax-Free Money Market Fund.   $ 2     $ 6     $10     $23
   Financial Square Municipal Money Market
    Fund.......................................   $ 2     $ 6     N/A     N/A

--------

(1) Based on estimated amounts for the current fiscal year for the Financial Square Premium Money Market, Financial Square Treasury Instruments, Finan-cial Square Federal and Financial Square Municipal Money Market Funds.

(2) The Investment Adviser has voluntarily agreed not to impose 0.035% of its management fee for each Fund. Without such limitation, management fees for each Fund would be 0.205%.

(3) The Investment Adviser has voluntarily agreed to reduce or limit certain other expenses (excluding management fees, taxes, interest and brokerage and litigation, indemnification and other extraordinary expenses) to the extent such expenses exceed 0.01% of a Fund's average daily net assets.

(4) Without the limitations described above, "Other Expenses" and "Total Oper-ating Expenses" of the Financial Square Prime Obligations, Financial Square Money Market, Financial Square Treasury Obligations, Financial Square Government and Financial Square Tax-Free Money Market Funds for the semi annual period ended June 30, 1997, would have been as follows:

                                                                         TOTAL
                                                               OTHER   OPERATING
                                                              EXPENSES EXPENSES
                                                              -------- ---------
   Financial Square Prime Obligations Fund...................    .025%      .23%
   Financial Square Money Market Fund........................    .025%      .23%
   Financial Square Treasury Obligations Fund................    .035%      .24%
   Financial Square Government Fund..........................    .015%      .22%
   Financial Square Tax-Free Money Market Fund...............    .015%      .22%

  In addition, without the limitations described above, "Other Expenses" and "Total Operating Expenses" of the Financial Square Premium Money Market, Fi-nancial Square Treasury Instruments, Financial Square Federal and Financial Square Municipal Money Market Funds for the current fiscal year are estimated to be as follows:

                                                                         TOTAL
                                                               OTHER   OPERATING
                                                              EXPENSES EXPENSES
                                                              -------- ---------
   Financial Square Premium Money Market Fund................    .035%      .24%
   Financial Square Treasury Instruments Fund................    .155%      .36%
   Financial Square Federal Fund.............................    .155%      .36%
   Financial Square Municipal Money Market Fund..............    .285%      .49%

  The information set forth in the foregoing table and hypothetical example relates only to FST Shares of the Funds. The Funds also offer FST Preferred Shares, FST Administration Shares and FST Service Shares. The other classes of the Funds are subject to different fees and expenses (which affect perfor-mance) and are entitled to different services. Information regarding any other class of the Funds may be obtained from your sales representative or from Goldman Sachs by calling the number on the front cover of this Prospectus.

  The purpose of the foregoing table is to assist investors in understanding the various fees and expenses of a Fund that an investor will bear directly or indirectly. The information on fees and expenses included in the table and the hypothetical example above are based on each Fund's fees and expenses (actual or estimated) and should not be considered as representative of past or future expenses. Actual fees and expenses may be greater or less than those indicat-ed. Moreover, while the example assumes a 5% annual return, a Fund's actual performance will vary and may result in an actual return greater or less than 5%. See "Management--Investment Adviser."

                             FINANCIAL HIGHLIGHTS

  The following data with respect to a share (of the class specified) of the Financial Square Prime Obligations, Financial Square Money Market, Financial Square Treasury Obligations, Financial Square Government and Financial Square Tax-Free Money Market Funds outstanding during the periods ended on or prior to December 31, 1996 have been audited by Arthur Andersen LLP, independent public accountants, whose report, which appears in the annual report to share-holders of the Funds for the fiscal year ended December 31, 1996 (the "Annual Report") is incorporated by reference into and attached to the Statement of Additional Information. The following data for each of the above referenced funds along with the Financial Square Treasury Instruments and Financial Square Federal Funds for the period ended June 30, 1997 is unaudited, and de-rived from financial statements included in the semi-annual report to share-holders of the Fund for the period ended June 30, 1997, (the "Semi-Annual Re-port"). The Annual Report and the Semi-Annual Report should be read in con-junction with the financial statements and related notes incorporated by ref-erence and attached to the Statement of Additional Information.

  Financial Square Municipal Money Market and Financial Square Premium Money Market Funds had no operations during the periods shown. Accordingly, there are no selected per share data and ratios presented for these Funds.

Goldman Sachs Trust--Financial Square Funds
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
Selected Data for a Share Outstanding Throughout Each Period
Prime Obligations Fund

-------------------------------------------------------------------------------

                             INCOME FROM INVESTMENT OPERATIONS
                            ------------------------------------
                                                                                                     RATIO OF NET RATIO OF NET
                  NET ASSET            NET REALIZED     TOTAL                  NET ASSET             EXPENSES TO   INVESTMENT
                  VALUE AT     NET         GAIN      INCOME FROM DISTRIBUTIONS VALUE AT                AVERAGE     INCOME TO
                  BEGINNING INVESTMENT ON INVESTMENT INVESTMENT       TO          END      TOTAL         NET      AVERAGE NET
                  OF PERIOD   INCOME   TRANSACTIONS  OPERATIONS  SHAREHOLDERS  OF PERIOD RETURN(A)      ASSETS       ASSETS
             -------------------------------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JUNE 30, (UNAUDITED)
---------------------------------------------
1997-FST
shares..........    $1.00    $0.0267      $  --        $0.0267     $(0.0267)     $1.00     5.53%(b)      0.18%(b)     5.39%(b)
1997-FST Pre-
ferred Shares...     1.00     0.0262         --         0.0262      (0.0262)      1.00     5.42(b)       0.28(b)      5.31(b)
1997-FST Admin-
istration
shares..........     1.00     0.0255         --         0.0255      (0.0255)      1.00     5.27(b)       0.43(b)      5.15(b)
1997-FST Service
shares..........     1.00     0.0243         --         0.0243      (0.0243)      1.00     5.00(b)       0.68(b)      4.90(b)
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1996-FST shares.     1.00     0.0529         --         0.0529      (0.0529)      1.00     5.41          0.18         5.29
1996-FST Pre-
ferred
shares(c).......     1.00     0.0346         --         0.0346      (0.0346)      1.00     5.28(b)       0.28(b)      5.19(b)
1996-FST Admin-
istration
shares..........     1.00     0.0506         --         0.0506      (0.0506)      1.00     5.14          0.43         5.06
1996-FST Service
shares..........     1.00     0.0478         --         0.0478      (0.0478)      1.00     4.88          0.68         4.78
1995-FST shares.     1.00     0.0586         --         0.0586      (0.0586)      1.00     6.02          0.18         5.86
1995-FST Admin-
istration
shares..........     1.00     0.0559         --         0.0559      (0.0559)      1.00     5.75          0.43         5.59
1995-FST Service
shares..........     1.00     0.0533         --         0.0533      (0.0533)      1.00     5.49          0.68         5.33
FOR THE PERIOD ENDED DECEMBER 31,
---------------------------------
1994-FST
shares(d).......     1.00     0.0401         --         0.0401      (0.0401)      1.00     4.38(b)       0.18(b)      4.38(b)
1994-FST Admin-
istration
shares(d).......     1.00     0.0383         --         0.0383      (0.0383)      1.00     4.12(b)       0.43(b)      4.18(b)
1994-FST Service
shares(d).......     1.00     0.0364         --         0.0364      (0.0364)      1.00     3.86(b)       0.68(b)      3.98(b)
FOR THE YEARS ENDED JANUARY 31,
-------------------------------
1994-FST shares.     1.00     0.0311      0.0002        0.0313      (0.0313)      1.00     3.18          0.17         3.11
1994-FST Admin-
istration
shares..........     1.00     0.0286      0.0002        0.0288      (0.0288)      1.00     2.92          0.42         2.86
1994-FST Service
shares..........     1.00     0.0261      0.0002        0.0263      (0.0263)      1.00     2.66          0.67         2.61
1993-FST shares.     1.00     0.0360      0.0007        0.0367      (0.0367)      1.00     3.75          0.18         3.60
1993-FST Admin-
istration
shares(e).......     1.00     0.0068      0.0001        0.0069      (0.0069)      1.00     3.02(b)       0.44(b)      2.96(b)
1993-FST Service
shares..........     1.00     0.0301      0.0007        0.0308      (0.0308)      1.00     3.23          0.68         3.01
1992-FST shares.     1.00     0.0572      0.0002        0.0574      (0.0574)      1.00     5.99          0.18         5.72
1992-FST Service
shares(e).......     1.00     0.0027         --         0.0027      (0.0027)      1.00     4.10(b)       0.66(b)      4.10(b)
FOR THE PERIOD MARCH 8, 1990(F) THROUGH JANUARY 31,
---------------------------------------------------
1991-FST shares.     1.00     0.0727         --         0.0727      (0.0727)      1.00     8.27(b)       0.18(b)      8.04(b)
                                RATIOS ASSUMING NO
                              WAIVER OF FEES AND NO
                               EXPENSE LIMITATIONS
                             -------------------------
                     NET                  RATIO OF NET
                  ASSETS AT   RATIO OF     INVESTMENT
                     END     EXPENSES TO   INCOME TO
                  OF PERIOD  AVERAGE NET  AVERAGE NET
                  (IN 000'S)   ASSETS        ASSETS
             -------------------------------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JUNE 30, (UNAUDITED)
---------------------------------------------
1997-FST
shares..........  $3,813,081    0.23%(b)      5.34%(b)
1997-FST Pre-
ferred Shares...     240,047    0.33(b)       5.26(b)
1997-FST Admin-
istration
shares..........     295,977    0.48(b)       5.10(b)
1997-FST Service
shares..........     121,165    0.73(b)       4.85(b)
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1996-FST shares.   3,901,797    0.23          5.24
1996-FST Pre-
ferred
shares(c).......     127,126    0.33(b)       5.14(b)
1996-FST Admin-
istration
shares..........     215,898    0.48          5.01
1996-FST Service
shares..........     115,154    0.73          4.73
1995-FST shares.   3,295,791    0.22          5.82
1995-FST Admin-
istration
shares..........     147,894    0.47          5.55
1995-FST Service
shares..........      65,278    0.72          5.29
FOR THE PERIOD ENDED DECEMBER 31,
---------------------------------
1994-FST
shares(d).......   2,774,849    0.24(b)       4.32(b)
1994-FST Admin-
istration
shares(d).......      66,113    0.49(b)       4.12(b)
1994-FST Service
shares(d).......      41,372    0.74(b)       3.92(b)
FOR THE YEARS ENDED JANUARY 31,
-------------------------------
1994-FST shares.   1,831,413    0.25          3.03
1994-FST Admin-
istration
shares..........      35,250    0.50          2.78
1994-FST Service
shares..........      14,001    0.75          2.53
1993-FST shares.     813,126    0.25          3.53
1993-FST Admin-
istration
shares(e).......       1,124    0.52(b)       2.88(b)
1993-FST Service
shares..........         336    0.75          2.94
1992-FST shares.     917,073    0.27          5.63
1992-FST Service
shares(e).......         118    0.74(b)       4.02(b)
FOR THE PERIOD MARCH 8, 1990(F) THROUGH JANUARY 31,
---------------------------------------------------
1991-FST shares.     578,495    0.28(b)       7.94(b)

----
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the invest-ment at the net asset value at the end of the period.
(b) Annualized.
(c) FST Preferred share activity commenced on May 1, 1996.
(d) The information presented reflects eleven months of operations due to a change in fiscal year end. This change was caused by the reorganization of the funds as a series of Goldman Sachs Money Market Trust.
(e) FST Administration share and FST Service share activity commenced during November of 1992 and January of 1992, respectively.
(f) Commencement of operations.

Goldman Sachs Trust--Financial Square Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Share Outstanding Throughout Each Period
Money Market Fund

--------------------------------------------------------------------------------

                             INCOME FROM INVESTMENT OPERATIONS
                            ------------------------------------
                                                                                                                  RATIO OF NET
                  NET ASSET            NET REALIZED     TOTAL                  NET ASSET             RATIO OF NET  INVESTMENT
                  VALUE AT     NET         GAIN      INCOME FROM DISTRIBUTIONS VALUE AT              EXPENSES TO   INCOME TO
                  BEGINNING INVESTMENT ON INVESTMENT INVESTMENT       TO          END      TOTAL     AVERAGE NET  AVERAGE NET
                  OF PERIOD   INCOME   TRANSACTIONS  OPERATIONS  SHAREHOLDERS  OF PERIOD RETURN(A)      ASSETS       ASSETS
           ----------------------------------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JUNE 30, (UNAUDITED)
----------------------
1997-FST
shares..........    $1.00    $0.0269      $   --       $0.0269     $(0.0269)     $1.00     5.57%(b)      0.18%(b)     5.44%(b)
1997-FST Pre-
ferred Shares...     1.00     0.0264          --        0.0264      (0.0264)      1.00     5.46(b)       0.28(b)      5.36(b)
1997-FST Admin-
istration
shares..........     1.00     0.0257          --        0.0257      (0.0257)      1.00     5.30(b)       0.43(b)      5.18(b)
1997-FST Service
shares..........     1.00     0.0244          --        0.0244      (0.0244)      1.00     5.04(b)       0.68(b)      4.93(b)
FOR THE YEARS ENDED DECEMBER 31,
----------------
1996-FST shares.     1.00     0.0533      0.0001        0.0534      (0.0534)      1.00     5.45          0.18         5.33
1996-FST
Preferred
shares(c).......     1.00     0.0348        --          0.0348      (0.0348)      1.00     5.31(b)       0.28(b)      5.23(b)
1996-FST
Administration
shares..........     1.00     0.0504      0.0001        0.0505      (0.0505)      1.00     5.19          0.43         5.04
1996-FST Service
shares..........     1.00     0.0484        --          0.0484      (0.0484)      1.00     4.93          0.68         4.84
1995-FST shares.     1.00     0.0589        --          0.0589      (0.0589)      1.00     6.07          0.15         5.89
1995-FST
Administration
shares..........     1.00     0.0561        --          0.0561      (0.0561)      1.00     5.80          0.40         5.61
1995-FST Service
shares(d).......     1.00     0.0231        --          0.0231      (0.0231)      1.00     5.41(b)       0.65(b)      4.93(b)
FOR THE PERIOD ENDED
DECEMBER 31,
--------------------
1994-FST
shares(d).......     1.00     0.0305        --          0.0305      (0.0305)      1.00     4.91(b)       0.11(b)      4.88(b)
1994-FST
Administration
shares(d).......     1.00     0.0298        --          0.0298      (0.0298)      1.00     4.65(b)       0.36(b)      4.82(b)
                                RATIOS ASSUMING NO
                              WAIVER OF FEES AND NO
                               EXPENSE LIMITATIONS
                             -------------------------
                     NET                  RATIO OF NET
                  ASSETS AT   RATIO OF     INVESTMENT
                     END     EXPENSES TO   INCOME TO
                  OF PERIOD  AVERAGE NET  AVERAGE NET
                  (IN 000'S)   ASSETS        ASSETS
           ----------------------------------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JUNE 30, (UNAUDITED)
----------------------
1997-FST
shares..........  $3,992,002    0.23%(b)      5.39%(b)
1997-FST Pre-
ferred Shares...      43,759    0.33(b)       5.31(b)
1997-FST Admin-
istration
shares..........     276,152    0.48(b)       5.13(b)
1997-FST Service
shares..........     290,345    0.73(b)       4.88(b)
FOR THE YEARS ENDED DECEMBER 31,
----------------
1996-FST shares.   2,540,366    0.23          5.28
1996-FST
Preferred
shares(c).......      17,510    0.33(b)       5.18(b)
1996-FST
Administration
shares..........     165,766    0.48          4.99
1996-FST Service
shares..........     234,376    0.73          4.79
1995-FST shares.   2,069,197    0.23          5.81
1995-FST
Administration
shares..........     137,412    0.48          5.53
1995-FST Service
shares(d).......       4,219    0.73(b)       4.85(b)
FOR THE PERIOD ENDED
DECEMBER 31,
--------------------
1994-FST
shares(d).......     862,971    0.25(b)       4.74(b)
1994-FST
Administration
shares(d).......      66,560    0.50(b)       4.68(b)

----
(a)Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(b)Annualized.
(c)FST Preferred share activity commenced on May 1, 1996.
(d)FST, FST Administration and FST Service share activity commenced May 18, 1994, May 20, 1994 and July 14, 1995, respectively.

Goldman Sachs Trust--Financial Square Funds
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Share Outstanding Throughout Each Period
Treasury Obligations Fund

-------------------------------------------------------------------------------

                             INCOME FROM INVESTMENT OPERATIONS
                            ------------------------------------
                                                                                                                      RATIO OF NET
                  NET ASSET            NET REALIZED     TOTAL                                            RATIO OF NET  INVESTMENT
                  VALUE AT     NET      GAIN (LOSS)  INCOME FROM DISTRIBUTIONS   NET ASSET               EXPENSES TO   INCOME TO
                  BEGINNING INVESTMENT ON INVESTMENT INVESTMENT       TO         VALUE AT      TOTAL     AVERAGE NET  AVERAGE NET
                  OF PERIOD   INCOME   TRANSACTIONS  OPERATIONS  SHAREHOLDERS  END OF PERIOD RETURN(A)      ASSETS       ASSETS
          ------------------------------------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JUNE 30, (UNAUDITED)
---------------------------------------------
1997-FST
shares..........    $1.00    $0.0262      $0.0001      $0.0263     $(0.0263)       $1.00       5.43%(b)      0.18%(b)     5.28%(b)
1997-FST Pre-
ferred shares ..     1.00     0.0257       0.0001       0.0258      (0.0258)        1.00       5.32(b)       0.28(b)      5.18(b)
1997-FST Admin-
istration shares
 ................     1.00     0.0249       0.0001       0.0250      (0.0250)        1.00       5.16(b)       0.43(b)      5.03(b)
1997-FST Service
shares .........     1.00     0.0237       0.0001       0.0238      (0.0238)        1.00       4.90(b)       0.68(b)      4.78(b)
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1996-FST shares.     1.00     0.0522       0.0003       0.0525      (0.0524)        1.00       5.35          0.18         5.22
1996-FST
Preferred
shares(c).......     1.00     0.0342       0.0001       0.0343      (0.0343)        1.00       5.24(b)       0.28(b)      5.11(b)
1996-FST
Administration
shares..........     1.00     0.0497       0.0002       0.0499      (0.0498)        1.00       5.09          0.43         4.97
1996-FST Service
shares..........     1.00     0.0472       0.0002       0.0474      (0.0474)        1.00       4.83          0.68         4.72
1995-FST shares.     1.00     0.0573       0.0005       0.0578      (0.0578)        1.00       5.96          0.18         5.73
1995-FST
Administration
shares..........     1.00     0.0547       0.0005       0.0552      (0.0552)        1.00       5.69          0.43         5.47
1995-FST Service
shares..........     1.00     0.0521       0.0005       0.0526      (0.0526)        1.00       5.43          0.68         5.21
FOR THE PERIOD ENDED DECEMBER 31,
---------------------------------
1994-FST
shares(d).......     1.00     0.0379      (0.0001)      0.0378      (0.0378)        1.00       4.23(b)       0.18(b)      4.13(b)
1994-FST
Administration
shares(d).......     1.00     0.0388      (0.0001)      0.0387      (0.0387)        1.00       3.97(b)       0.43(b)      4.24(b)
1994-FST Service
shares(d).......     1.00     0.0349      (0.0001)      0.0348      (0.0348)        1.00       3.71(b)       0.68(b)      3.82(b)
FOR THE YEARS ENDED JANUARY 31,
-------------------------------
1994-FST shares.     1.00     0.0301       0.0007       0.0308      (0.0307)        1.00       3.11          0.17         3.01
1994-FST
Administration
shares..........     1.00     0.0276       0.0006       0.0282      (0.0281)        1.00       2.85          0.42         2.76
1994-FST Service
shares..........     1.00     0.0251       0.0008       0.0259      (0.0256)        1.00       2.60          0.67         2.51
1993-FST shares.     1.00     0.0342       0.0012       0.0354      (0.0355)        1.00       3.69          0.18         3.42
1993-FST
Administration
shares(e) ......     1.00     0.0009        --          0.0009      (0.0009)        1.00       2.83(b)       0.43(b)      2.83(b)
1993-FST Service
shares..........     1.00     0.0296       0.0016       0.0312      (0.0309)        1.00       3.17          0.68         2.96
1992-FST shares.     1.00     0.0549       0.0015       0.0564      (0.0561)        1.00       5.84          0.18         5.49
1992-FST Service
shares(e).......     1.00     0.0113       0.0006       0.0119      (0.0116)        1.00       4.47(b)       0.68(b)      3.77(b)
FOR THE PERIOD MARCH 8, 1990(F) THROUGH JANUARY 31,
---------------------------------------------------
1991-FST shares.     1.00     0.0600       0.0006       0.0606      (0.0605)        1.00       8.06(b)       0.21(b)      7.74(b)
                                RATIOS ASSUMING NO
                              WAIVER OF FEES AND NO
                               EXPENSE LIMITATIONS
                             -------------------------
                     NET                  RATIO OF NET
                  ASSETS AT   RATIO OF     INVESTMENT
                     END     EXPENSES TO   INCOME TO
                  OF PERIOD  AVERAGE NET  AVERAGE NET
                  (IN 000'S)   ASSETS        ASSETS
          ------------------------------------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JUNE 30, (UNAUDITED)
---------------------------------------------
1997-FST
shares..........  $2,140,063    0.24%(b)      5.22%(b)
1997-FST Pre-
ferred shares ..       2,826    0.34(b)       5.12(b)
1997-FST Admin-
istration shares
 ................     638,287    0.49(b)       4.97(b)
1997-FST Service
shares .........     232,548    0.74(b)       4.72(b)
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1996-FST shares.   2,291,051    0.24          5.16
1996-FST
Preferred
shares(c).......      46,637    0.34(b)       5.05(b)
1996-FST
Administration
shares..........     536,895    0.49          4.91
1996-FST Service
shares..........     220,560    0.74          4.66
1995-FST shares.   1,587,715    0.23          5.68
1995-FST
Administration
shares..........     283,186    0.48          5.42
1995-FST Service
shares..........     139,117    0.73          5.16
FOR THE PERIOD ENDED DECEMBER 31,
---------------------------------
1994-FST
shares(d).......     958,196    0.25(b)       4.06(b)
1994-FST
Administration
shares(d).......      82,124    0.50(b)       4.17(b)
1994-FST Service
shares(d).......      81,162    0.75(b)       3.75(b)
FOR THE YEARS ENDED JANUARY 31,
-------------------------------
1994-FST shares.     812,420    0.24          2.94
1994-FST
Administration
shares..........      24,485    0.49          2.69
1994-FST Service
shares..........      35,656    0.74          2.44
1993-FST shares.     776,181    0.26          3.34
1993-FST
Administration
shares(e) ......           1    0.51(b)       2.75(b)
1993-FST Service
shares..........       5,155    0.76          2.88
1992-FST shares.     413,171    0.28          5.39
1992-FST Service
shares(e).......       3,634    0.78(b)       3.67(b)
FOR THE PERIOD MARCH 8, 1990(F) THROUGH JANUARY 31,
---------------------------------------------------
1991-FST shares.     229,988    0.34(b)       7.61(b)

----
(a)Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(b)Annualized.
(c)FST Preferred share activity commenced on May 1, 1996.
(d)The information presented reflects eleven months of operations due to a change in fiscal year end. This change was caused by the reorganization of the funds as a series of Goldman Sachs Money Market Trust.
(e)FST Administration and FST Service share activity commenced during January of 1993 and October of 1991, respectively.
(f)Commencement of operations.

Goldman Sachs Trust--Financial Square Funds
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Share Outstanding Throughout Each Period
Treasury Instruments Fund
-------------------------------------------------------------------------------

                             INCOME FROM INVESTMENT OPERATIONS
                            ------------------------------------
                                                                                                                  RATIO OF NET
                  NET ASSET            NET REALIZED     TOTAL                  NET ASSET             RATIO OF NET  INVESTMENT
                  VALUE AT     NET         GAIN      INCOME FROM DISTRIBUTIONS VALUE AT              EXPENSES TO   INCOME TO
                  BEGINNING INVESTMENT ON INVESTMENT INVESTMENT       TO          END      TOTAL     AVERAGE NET  AVERAGE NET
                  OF PERIOD   INCOME   TRANSACTIONS  OPERATIONS  SHAREHOLDERS  OF PERIOD RETURN(A)      ASSETS       ASSETS
           ----------------------------------------------------------------------------------------------------------------
FOR THE PERIOD ENDED JUNE 30, (UNAUDITED)
-----------------------
1997-FST
shares(c).......    $1.00    $ 0.0168     0.0002      $ 0.0170     $(0.0170)     $1.00     5.29%(b)      0.18%(b)     5.12%(b)
1997-FST Pre-
ferred shares
(c).............     1.00      0.0043     0.0002        0.0045      (0.0045)      1.00     5.19(b)       0.28(b)      5.04(b)
1997-FST Admin-
istration shares
(c).............     1.00      0.0122     0.0002        0.0124      (0.0124)      1.00     5.06(b)       0.43(b)      4.89(b)
1997-FST Service
shares (c)......     1.00      0.0150     0.0002        0.0152      (0.0152)      1.00     4.73(b)       0.68(b)      4.63(b)
                               RATIOS ASSUMING NO
                             WAIVER OF FEES AND NO
                              EXPENSE LIMITATIONS
                            -------------------------
                     NET
                  ASSETS AT              RATIO OF NET
                     END     RATIO OF     INVESTMENT
                  OF PERIOD EXPENSES TO   INCOME TO
                     (IN    AVERAGE NET  AVERAGE NET
                   000'S)     ASSETS        ASSETS
           ----------------------------------------------------------------------------------------------------------------
FOR THE PERIOD ENDED JUNE 30, (UNAUDITED)
-----------------------
1997-FST
shares(c).......  $237,444     0.36%(b)      4.94%(b)
1997-FST Pre-
ferred shares
(c).............         2     0.46(b)       4.86(b)
1997-FST Admin-
istration shares
(c).............     1,132     0.61(b)       4.71(b)
1997-FST Service
shares (c)......    35,901     0.86(b)       4.45(b)

----
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(b) Annualized.
(c) FST Share, FST Preferred Share, FST Administration Share, and FST Service Share activity commenced March 3, 1997, May 30, 1997, April 1, 1997, and March 5, 1997, respectively.

Goldman Sachs Trust--Financial Square Funds
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Share Outstanding Throughout Each Period
Government Fund

-------------------------------------------------------------------------------


                                                INCOME FROM INVESTMENT OPERATIONS
                                             ----------------------------------------

                                   NET ASSET                                 TOTAL
                                   VALUE AT     NET     NET REALIZED GAIN INCOME FROM DISTRIBUTIONS  NET ASSET
                                   BEGINNING INVESTMENT   ON INVESTMENT   INVESTMENT       TO       VALUE AT END   TOTAL
                                   OF PERIOD   INCOME     TRANSACTIONS    OPERATIONS  SHAREHOLDERS   OF PERIOD   RETURN(A)
          -----------------------------------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JUNE 30, (UNAUDITED)
---------------------------------------------
1997-FST shares......                $1.00    $ 0.0264       $0.0001       $ 0.0265     $(0.0265)      $1.00       5.47%(b)
1997-FST Preferred
shares...............                 1.00      0.0259        0.0001         0.0260      (0.0260)       1.00       5.37(b)
1997-FST Administra-
tion shares..........                 1.00      0.0251        0.0001         0.0252      (0.0252)       1.00       5.21(b)
1997-FST Service
shares...............                 1.00      0.0239        0.0001         0.0240      (0.0240)       1.00       4.95(b)
FOR THE YEARS ENDED
DECEMBER 31,
-------------------
1996-FST shares......                 1.00      0.0525        0.0001         0.0526      (0.0526)       1.00       5.38
1996-FST Preferred
shares(c)............                 1.00      0.0344        0.0001         0.0345      (0.0345)       1.00       5.26(b)
1996-FST Administra-
tion shares..........                 1.00      0.0501        0.0001         0.0502      (0.0502)       1.00       5.12
1996-FST Service
shares...............                 1.00      0.0474        0.0001         0.0475      (0.0475)       1.00       4.86
1995-FST shares......                 1.00      0.0581        0.0001         0.0582      (0.0582)       1.00       6.00
1995-FST Administra-
tion shares..........                 1.00      0.0554        0.0001         0.0555      (0.0555)       1.00       5.74
1995-FST Service
shares(d)............                 1.00      0.0320         --            0.0320      (0.0320)       1.00       5.40(b)
FOR THE PERIOD ENDED DECEMBER 31,
---------------------------------
1994-FST shares(e)...                 1.00      0.0424         --            0.0424      (0.0424)       1.00       4.36(b)
1994-FST Administra-
tion shares(e).......                 1.00      0.0426         --            0.0426      (0.0426)       1.00       4.10(b)
FOR THE PERIOD ENDED
JANUARY 31,
--------------------
1993-FST shares(d)...                 1.00      0.0256        0.0001         0.0257      (0.0257)       1.00       3.14(b)
1993-FST Administra-
tion shares(d).......                 1.00      0.0120        0.0001         0.0121      (0.0121)       1.00       2.87(b)


                                                                                RATIOS ASSUMING NO
                                                                              WAIVER OF FEES AND NO
                                                                               EXPENSE LIMITATIONS
                                                                             -------------------------
                                                  RATIO OF NET                            RATIO OF NET
                                     RATIO OF NET  INVESTMENT       NET       RATIO OF     INVESTMENT
                                     EXPENSES TO   INCOME TO   ASSETS AT END EXPENSES TO   INCOME TO
                                     AVERAGE NET  AVERAGE NET    OF PERIOD   AVERAGE NET  AVERAGE NET
                                        ASSETS       ASSETS     (IN 000'S)     ASSETS        ASSETS
          ---------------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JUNE 30, (UNAUDITED)
---------------------------------------------
1997-FST shares......                0.18%(b)     5.33%(b)  $1,222,437      0.22%(b)      5.29%(b)
1997-FST Preferred
shares...............                0.28(b)      5.32(b)       48,896      0.32(b)       5.28(b)
1997-FST Administra-
tion shares..........                0.43(b)      5.07(b)      190,742      0.47(b)       5.03(b)
1997-FST Service
shares...............                0.68(b)      4.83(b)      603,520      0.72(b)       4.79(b)
FOR THE YEARS ENDED
DECEMBER 31,
-------------------
1996-FST shares......                0.18         5.25         858,769      0.24          5.19
1996-FST Preferred
shares(c)............                0.28(b)      5.14(b)          112      0.34(b)       5.08(b)
1996-FST Administra-
tion shares..........                0.43         5.01         145,108      0.49          4.95
1996-FST Service
shares...............                0.68         4.74         223,554      0.74          4.68
1995-FST shares......                0.18         5.81         743,884      0.24          5.75
1995-FST Administra-
tion shares..........                0.43         5.54          82,386      0.49          5.48
1995-FST Service
shares(d)............                0.68(b)      5.08(b)       14,508      0.74(b)       5.02(b)
FOR THE PERIOD ENDED DECEMBER 31,
---------------------------------
1994-FST shares(e)...                0.15(b)      4.64(b)      258,350      0.25(b)       4.54(b)
1994-FST Administra-
tion shares(e).......                0.40(b)      4.67(b)       54,253      0.50(b)       4.57(b)
FOR THE PERIOD ENDED
JANUARY 31,
--------------------
1993-FST shares(d)...                0.08(b)      3.10(b)       44,697      0.59(b)       2.59(b)
1993-FST Administra-
tion shares(d).......                0.35(b)      2.85(b)       14,126      0.76(b)       2.44(b)

----
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the invest-ment at the net asset value at the end of the period.
(b) Annualized.
(c) FST Preferred share activity commenced on May 1, 1996.
(d) FST share, FST Administration share and FST Service share activity com-menced April 6, 1993, September 1, 1993 and May 16, 1995, respectively.
(e) The information presented reflects eleven months of operations due to a change in fiscal year end. This change was caused by the reorganization of the funds as a series of Goldman Sachs Money Market Trust.

Goldman Sachs Trust--Financial Square Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Share Outstanding Throughout Each Period
Federal Fund
--------------------------------------------------------------------------------

                             INCOME FROM INVESTMENT OPERATIONS
                            -----------------------------------
                                                                                                                 RATIO OF NET
                  NET ASSET            NET REALIZED    TOTAL                  NET ASSET             RATIO OF NET  INVESTMENT
                  VALUE AT     NET       GAIN ON    INCOME FROM DISTRIBUTIONS VALUE AT              EXPENSES TO   INCOME TO
                  BEGINNING INVESTMENT  INVESTMENT  INVESTMENT       TO          END      TOTAL     AVERAGE NET  AVERAGE NET
                  OF PERIOD   INCOME   TRANSACTIONS OPERATIONS  SHAREHOLDERS  OF PERIOD RETURN(A)      ASSETS       ASSETS
         --------------------------------------------------------------------------------------------------------------------
FOR THE PERIOD ENDED JUNE 30,
(UNAUDITED)
-----------------------------
1997-FST
shares(c).......    $1.00    $ 0.0178      --        $ 0.0178     $ (0.0178)    $1.00     5.47%(b)      0.18%(b)     5.36%(b)
1997-FST Pre-
ferred
shares(c).......     1.00      0.0047      --          0.0047       (0.0047)     1.00     5.46(b)       0.28(b)      5.28(b)
1997-FST Admin-
istration
shares(c).......     1.00      0.0128      --          0.0128       (0.0128)     1.00     5.25(b)       0.43(b)      5.17(b)
1997-FST Service
shares(c).......     1.00      0.0131      --          0.0131       (0.0131)     1.00     4.99(b)       0.68(b)      4.90(b)
                              RATIOS ASSUMING NO
                            WAIVER OF FEES AND NO
                    NET      EXPENSE LIMITATIONS
                   ASSETS  -------------------------
                   AT END               RATIO OF NET
                     OF     RATIO OF     INVESTMENT
                   PERIOD  EXPENSES TO   INCOME TO
                    (IN    AVERAGE NET  AVERAGE NET
                   000'S)    ASSETS        ASSETS
         --------------------------------------------------------------------------------------------------------------------
FOR THE PERIOD ENDED JUNE 30,
(UNAUDITED)
-----------------------------
1997-FST
shares(c).......  $714,024    0.36%(b)      5.18%(b)
1997-FST Pre-
ferred
shares(c).......         2    0.46(b)       5.10(b)
1997-FST Admin-
istration
shares(c).......   137,933    0.61(b)       4.99(b)
1997-FST Service
shares(c).......   122,323    0.86(b)       4.72(b)

----
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(b) Annualized.
(c) FST share, FST Preferred share, FST Administration share, and FST Service share activity commenced February 28, 1997, May 30, 1997, April 1, 1997 and March 25, 1997, respectively.

Goldman Sachs Trust--Financial Square Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Share Outstanding Throughout Each Period
Tax-Free Money Market Fund

--------------------------------------------------------------------------------


                                     INCOME FROM INVESTMENT OPERATIONS
                                     ---------------------------------------
                              NET                      NET         TOTAL
                             ASSET     NET          REALIZED      INCOME                     NET ASSET             RATIO OF NET
                           VALUE AT  INVEST-         GAIN ON       FROM        DISTRIBUTIONS VALUE AT              EXPENSES TO
                           BEGINNING   MENT        INVESTMENT   INVESTMENT          TO        END OF     TOTAL     AVERAGE NET
                           OF PERIOD  INCOME      TRANSACTIONS  OPERATIONS     SHAREHOLDERS   PERIOD   RETURN (A)     ASSETS
                           ----------------------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JUNE 30, (UNAUDITED)
---------------------------------------------
1997-FST
shares..........             $1.00   $     0.0170           --   $     0.0170    $(0.0170)     $1.00      3.49%(b)     0.18%(b)
1997-FST Pre-
ferred shares...              1.00         0.0165           --         0.0165     (0.0165)      1.00      3.39(b)      0.28(b)
1997-FST Admin-
istration
shares..........              1.00         0.0158           --         0.0158     (0.0158)      1.00      3.23(b)      0.43(b)
1997-FST Service
shares..........              1.00         0.0146           --         0.0146     (0.0146)      1.00      2.97(b)      0.68(b)
FOR THE YEARS
ENDED DECEMBER
31,
--------------
1996-FST shares.              1.00         0.0335          --          0.0335     (0.0335)      1.00      3.39         0.18
1996-FST Pre-
ferred
shares(c).......              1.00         0.0218          --          0.0218     (0.0218)      1.00      3.30(b)      0.28(b)
1996-FST Admin-
istration
shares..........              1.00         0.0310          --          0.0310     (0.0310)      1.00      3.13         0.43
1996-FST Service
shares..........              1.00         0.0285          --          0.0285     (0.0285)      1.00      2.88         0.68
1995-FST shares.              1.00         0.0381          --          0.0381     (0.0381)      1.00      3.89         0.14
1995-FST Admin-
istration
shares..........              1.00         0.0354          --          0.0354     (0.0354)      1.00      3.63         0.39
1995-FST Service
shares..........              1.00         0.0332          --          0.0332     (0.0332)      1.00      3.38         0.64
FOR THE PERIOD
ENDED DECEMBER
31,
--------------
1994-FST
shares(d).......              1.00         0.0156          --          0.0156     (0.0156)      1.00      3.41(b)      0.07(b)
1994-FST
Administration shares(d).     1.00         0.0136          --          0.0136     (0.0136)      1.00      3.19(b)      0.32(b)
1994-FST Service
shares(d).......              1.00         0.0091          --          0.0091     (0.0091)      1.00      3.11(b)      0.57(b)
                                                       RATIOS ASSUMING NO
                                                     WAIVER OF FEES AND NO
                                                      EXPENSE LIMITATIONS
                                                    -------------------------
                            RATIO OF NET    NET                  RATIO OF NET
                             INVESTMENT  ASSETS AT   RATIO OF     INVESTMENT
                             INCOME TO     END OF   EXPENSES TO   INCOME TO
                            AVERAGE NET    PERIOD   AVERAGE NET  AVERAGE NET
                               ASSETS    (IN 000'S)   ASSETS        ASSETS
                            -------------------------------------------------
FOR THE SIX MONTHS ENDED JUNE 30, (UNAUDITED)
---------------------------------------------
1997-FST
shares..........                3.46%(b)  $731,783     0.22%(b)      3.42%(b)
1997-FST Pre-
ferred shares...                3.24(b)      5,468     0.32(b)       3.20(b)
1997-FST Admin-
istration
shares..........                3.25(b)     96,496     0.47(b)       3.21(b)
1997-FST Service
shares..........                2.94(b)     27,597     0.72(b)       2.90(b)
FOR THE YEARS
ENDED DECEMBER
31,
--------------
1996-FST shares.                3.35       440,838     0.23          3.30
1996-FST Pre-
ferred
shares(c).......                3.26(b)     28,731     0.33(b)       3.21(b)
1996-FST Admin-
istration
shares..........                3.10        51,661     0.48          3.05
1996-FST Service
shares..........                2.85        19,855     0.73          2.80
1995-FST shares.                3.81       448,367     0.24          3.71
1995-FST Admin-
istration
shares..........                3.54        20,939     0.49          3.44
1995-FST Service
shares..........                3.32        19,860     0.74          3.22
FOR THE PERIOD
ENDED DECEMBER
31,
--------------
1994-FST
shares(d).......                3.42(b)    183,570     0.31(b)       3.18(b)
1994-FST
Administration shares(d).       3.25(b)      2,042     0.56(b)       3.01(b)
1994-FST Service
shares(d).......                3.32(b)      2,267     0.81(b)       3.08(b)

--------------
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(b) Annualized.
(c) FST Preferred share activity commenced on May 1, 1996.
(d) FST share, FST Administration share and FST Service share activity com-menced July 19, 1994, August 1, 1994 and September 23, 1994, respectively.

                         AN INTRODUCTION TO THE FUNDS

  THE TRUST: The Trust is a no-load, open-end, management investment company registered under the Investment Company Act of 1940, as amended (the "Invest-ment Company Act"). Each Fund is a separate pool of assets which pursues its investment objective through separate investment policies, as described below.

  THE ADVISER: Goldman Sachs Asset Management, a separate operating division of Goldman, Sachs & Co. ("Goldman Sachs"), serves as the Funds' investment ad-viser (the "Adviser" or "GSAM").

  THE DISTRIBUTOR: Goldman Sachs, which serves as the Funds' distributor and transfer agent, is one of the largest international investment banking and brokerage firms in the United States.

  THE INVESTORS: The Funds are designed for institutional investors seeking a high rate of return, a stable net asset value and convenient liquidation priv-ileges. The Funds are particularly suitable for banks, corporations and other financial institutions that seek investment of short-term funds for their own accounts or for the accounts of their customers. Shares of the Government Fund are intended to qualify as eligible investments for Federally chartered credit unions pursuant to Sections 107(7), 107(8) and 107(15) of the Federal Credit Union Act, Part 703 of the National Credit Union Administration ("NCUA") Rules and Regulations and NCUA Letter Number 155. The Fund intends to review changes in the applicable laws, rules and regulations governing eligible investments for federally chartered credit unions, and to take such action as may be nec-essary so that the investments of the Fund qualify as eligible investments un-der the Federal Credit Union Act and the regulations thereunder. Shares of the Government Fund, however, may or may not qualify as eligible investments for particular state chartered credit unions. State chartered credit unions should consult qualified legal counsel to determine whether the Government Fund is a permissible investment under the law applicable to it.

  THE FUNDS: Each Fund's securities are valued by the amortized cost method as permitted by a rule ("Rule 2a-7") of the Securities and Exchange Commission ("SEC"). Under such rule, each Fund may invest only in securities that are de-termined to present minimal credit risk and meet certain other criteria.

    TAXABLE FUNDS: Prime Obligations, Money Market, Premium Money Market, Treasury Obligations and Government Funds.

    TAX ADVANTAGED FUNDS: Treasury Instruments and Federal Funds.

    TAX-EXEMPT FUNDS: Tax-Free Money Market and Municipal Money Market Funds.

    INVESTMENT OBJECTIVES AND POLICIES FOR TAXABLE, TAX-ADVANTAGED AND TAX-EXEMPT FUNDS: To maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing ex-clusively in high quality money market instruments. In order to obtain a rating from a rating organization, the Premium Money Market Fund will ob-serve special investment restrictions. The Treasury Instruments and Federal Funds pursue their objectives by limiting their investments to certain U.S. Treasury Obligations and U.S. Government Securities (each as defined here-in), respectively, the interest from which is generally exempt from state income taxation. Each investor should consult his or her tax adviser to de-termine whether distributions from the Treasury Instruments and Federal Funds (and any other Fund that may hold such obligations) derived from in-terest on such obligations are exempt from state income taxation in the in-vestor's own state.

  NET ASSET VALUE: Each Fund seeks to maintain a stable net asset value of $1.00 per share.

  MAXIMUM REMAINING MATURITY OF PORTFOLIO INVESTMENTS: Thirteen months at the time of purchase.

  DOLLAR-WEIGHTED AVERAGE PORTFOLIO MATURITY ("WAM"): Not more than ninety days as required by Rule 2a-7.

  FIRST TIER SECURITIES: Each Fund may purchase securities which are rated (or that have been issued by an issuer that is rated with respect to a class of short-term debt obligations, or any security within that class, comparable in priority and quality with such securities) in the highest short-term rating category by at least two NRSROs (as defined below), or if only one NRSRO has assigned a rating, by that NRSRO. U.S. Government Securities as defined herein are considered First Tier Securities.

  SECOND TIER SECURITIES: The Tax-Exempt Funds may purchase securities which are not First Tier Securities but which are rated in the top two short-term rating categories by at least two NRSROs, or if only one NRSRO has assigned a rating, by that NRSRO. The Taxable Funds will not invest in a security which is a Second Tier Security at the time of purchase.

  UNRATED SECURITIES: To the extent permitted by Rule 2a-7, unrated securities may be purchased if they are deemed to be of comparable quality to First Tier Securities, or to the extent that a Fund may purchase Second Tier Securities, comparable in quality to Second Tier Securities.

  NRSROS: Nationally Recognized Statistical Rating Organizations include Stan-dard & Poor's Ratings Group ("S&P"), Moody's Investors Service, Inc. ("Moody's"), Fitch Investors Services, Inc., Duff and Phelps, Inc., IBCA Lim-ited and its affiliate IBCA Inc., and Thomson BankWatch, Inc. For a descrip-tion of each NRSRO's rating categories, see Appendix A to the Statement of Ad-ditional Information.

                           INVESTMENT POLICIES MATRIX

                                                                      SHORT-TERM
                                                                    OBLIGATIONS OF            ASSET-BACKED &   FOREIGN
                       US          US                                CORPORATIONS              RECEIVABLES-  GOVERNMENT
                    TREASURY   GOVERNMENT     BANK      COMMERCIAL    AND OTHER    REPURCHASE     BACKED     OBLIGATIONS
        FUND       OBLIGATIONS SECURITIES  OBLIGATIONS     PAPER       ENTITIES    AGREEMENTS  SECURITIES+      (US$)
------------------------------------------------------------------------------------------------------------------------
Prime Obligations      [_]         [_]         [_]          [_]          [_]           [_]         [_]
                                          U.S. banks                 U.S. entities
                                          only                       only
------------------------------------------------------------------------------------------------------------------------
Money Market           [_]         [_]         [_]          [_]          [_]           [_]         [_]          [_]
                                          Over 25% of   U.S. and     U.S. and
                                          total assets  foreign      foreign
                                          must be       (US$)        (US$)
                                          invested in   commercial   entities
                                          US and        paper
                                          Foreign (US$)
                                          Banks
------------------------------------------------------------------------------------------------------------------------
  Premium Money        [_]         [_]         [_]          [_]          [_]           [_]         [_]          [_]
   Market                                 Over 25% of   U.S. and     U.S. and
                                          total assets  foreign      foreign
                                          must be       (US$)        (US$)
                                          invested in   commercial   entities
                                          US and        paper
                                          Foreign (US$)
                                          Banks
------------------------------------------------------------------------------------------------------------------------
Treasury               [_]                                                             [_]
Obligations
------------------------------------------------------------------------------------------------------------------------
Treasury               [_]
Instruments
------------------------------------------------------------------------------------------------------------------------
Government             [_]         [_]                                                 [_]
------------------------------------------------------------------------------------------------------------------------
Federal                [_]         [_]                                             (Does not
                                                                                   intend to
                                                                                   invest)
------------------------------------------------------------------------------------------------------------------------
Tax-Free Money                                              [_]
Market                                                  Tax-exempt
                                                        only
------------------------------------------------------------------------------------------------------------------------
Municipal Money                                             [_]
Market                                                  Tax-exempt
                                                        only

Note: See "Description of Securities and Investment Techniques" for a descrip-tion of, and certain criteria applicable to, each of these categories of investments.
    +To the extent required by Rule 2a-7, asset-backed and receivables-backed securities will be rated by the requisite number of NRSROs.

---------------------------------------------------------------------------------------------------
                                                                      SUMMARY OF
  TAXABLE      TAX-EXEMPT       CREDIT      INVESTMENT    UNRATED    TAXATION FOR
MUNICIPALS     MUNICIPALS     QUALITY****   COMPANIES    SECURITIES DISTRIBUTIONS*  MISCELLANEOUS
---------------------------------------------------------------------------------------------------
    [_]                        First           [_]           [ ]    Taxable
                               Tier       Up to 10% of              federal and
                                          total assets              state**
                                          in other
                                          investment
                                          companies
---------------------------------------------------------------------------------------------------
    [_]                        First           [_]           [_]    Taxable        May invest in
                               Tier       Up to 10% of              federal and    obligations of
                                          total assets              state**        the
                                          in other                                 International
                                          investment                               Bank for
                                          companies                                Reconstruction
                                                                                   and Development
---------------------------------------------------------------------------------------------------
    [_]
                               First          [_]            [_]    Taxable        May invest in
                               Tier       Up to 10% of              federal and    obligations of
                                          total assets              state**        the
                                          in other                                 International
                                          investment                               Bank for
                                          companies                                Reconstruction
                                                                                   and Development
---------------------------------------------------------------------------------------------------

                               First          [_]                   Taxable
                               Tier       Up to 10% of              federal and
                                          total assets              state**
                                          in other
                                          investment
                                          companies
---------------------------------------------------------------------------------------------------
                               First          [_]                   Taxable
                               Tier       Up to 10% of              federal and
                                          total assets              generally
                                          in other                  exempt from
                                          investment                state taxation
                                          companies
---------------------------------------------------------------------------------------------------
                               First          [_]
                               Tier       Up to 10% of              Taxable
                                          total assets              federal and
                                          in other                  state**
                                          investment
                                          companies
---------------------------------------------------------------------------------------------------
                                                                                   Under
                               First          [_]                   Taxable        extraordinary
                               Tier       Up to 10% of              federal and    circumstances,
                                          total assets              generally      may hold cash,
                                          in other                  exempt from    U.S. Government
                                          investment                state taxation Securities
                                          companies                                subject to state
                                                                                   taxation or cash
                                                                                   equivalents
---------------------------------------------------------------------------------------------------

                 [_]           First or       [_]            [_]    Tax-exempt     May (but does
            At least 80% of    Second     Up to 10% of              federal and    not currently
            net assets in      Tier       total assets              taxable        intend to)
            Municipal                     in other                  state***       invest up to 20%
            Instruments                   investment                               in AMT
            (except in                    companies                                securities and
            extraordinary                                                          may temporarily
            circumstances)                                                         invest in the
                                                                                   taxable money
                                                                                   market
                                                                                   instruments
                                                                                   described herein
---------------------------------------------------------------------------------------------------

                 [_]           First or       [_]            [_]    Tax-exempt     May invest up to
            At least 80% of    Second     Up to 10% of              federal and    100% in AMT
            net assets in      Tier       total assets              taxable        securities and
            Municipal                     in other                  state***       may temporarily
            Instruments                   investment                               invest in the
            (except in                    companies                                taxable money
            extraordinary                                                          market
            circumstances)                                                         instruments
                                                                                   described herein
---------------------------------------------------------------------------------------------------

    * See "Taxes" below for an explanation of the tax consequences summarized in the table above.
   ** Taxable in many states except for distributions from U.S. Treasury obli-gation interest income and certain U.S. Government securities interest income.
  *** Taxable except for distributions from interest on obligations of an in-
      vestor's state of residence in certain states.
 **** To the extent permitted by Rule 2a-7, a Fund holding a security fully supported by a guarantee may substitute the credit quality of the guaran-tee in determining the credit quality of the security.

              DESCRIPTION OF SECURITIES AND INVESTMENT TECHNIQUES

U.S. TREASURY OBLIGATIONS

  "U.S. Treasury Obligations" are securities issued or guaranteed by the U.S. Treasury, payments of principal and interest on which are backed by the full faith and credit of the U.S. Government.

U.S. GOVERNMENT SECURITIES

  "U.S. Government Securities" are obligations issued or guaranteed by the U.S. Government, its agencies, authorities or instrumentalities. Unlike U.S. Treasury Obligations, securities issued or guaranteed by U.S. Government agen-cies, authorities or instrumentalities are supported either by (a) the full faith and credit of the U.S. Government (such as securities of the Government National Mortgage Association), (b) the right of the issuer to borrow from the Treasury (such as securities of the Student Loan Marketing Association), (c) the discretionary authority of the U.S. Government to purchase the agency's obligations (such as securities of the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation), or (d) only the credit of the issuer. No assurance can be given that the U.S. Government will provide finan-cial support to U.S. Government agencies, authorities or instrumentalities in the future. U.S. Government Securities may include zero coupon bonds. Such bonds may be purchased when yields are attractive.

  Securities guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities are deemed to include (a) secu-rities for which the payment of principal and interest is backed by an irrevo-cable letter of credit issued by the U.S. Government, its agencies, authori-ties or instrumentalities and (b) participations in loans made to foreign gov-ernments or their agencies that are so guaranteed. The secondary market for certain of these participations is limited. Such participations may therefore be regarded as illiquid.

  Each Fund may also invest in separately traded principal and interest compo-nents of securities guaranteed or issued by the U.S. Treasury if such compo-nents are traded independently under the Separate Trading of Registered Inter-est and Principal of Securities program ("STRIPS").

  The Treasury Instruments and Federal Funds invest in U.S. Treasury Obliga-tions and the Federal Fund may also invest in certain U.S. Government Securi-ties the interest from which is generally exempt from state income taxation. Securities generally eligible for this exemption include those issued by the U.S. Treasury and those issued by certain agencies, authorities or instrumen-talities of the U.S. Government, including the Federal Home Loan Banks, Fed-eral Farm Credit Banks, Tennessee Valley Authority and the Student Loan Mar-keting Association.

CUSTODIAL RECEIPTS

  Each Fund (other than the Treasury Obligations, Treasury Instruments, Gov-ernment and Federal Funds) may also acquire securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities in the form of custodial receipts that evidence ownership of future interest payments, principal payments or both on certain notes or bonds issued by the U.S. Government, its agencies, authorities or instrumentalities. For certain securities law purposes, custodial receipts are not considered ob-ligations of the U.S. Government.

U.S. AND FOREIGN BANK OBLIGATIONS

  The Prime Obligations, Money Market and Premium Money Market Funds may in-vest in "U.S. Bank Obligations" limited to securities issued or guaranteed by
U.S. banks (including certificates of deposit, commer     -
cial paper, unsecured bank promissory notes and bankers' acceptances) which have more than $1 billion in total assets at the time of purchase. Such obli-gations may also include debt obligations issued by U.S. subsidiaries of such banks.

  The Money Market and Premium Money Market Funds may also invest in "Foreign Bank Obligations" limited to U.S. dollar-denominated obligations issued or guaranteed (including fixed time deposits) by foreign banks which have more than $1 billion in total assets at the time of purchase, U.S. branches of such foreign banks (Yankee obligations), foreign branches of such foreign banks and foreign branches of U.S. banks having more than $1 billion in total assets at the time of purchase. Such bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the spe-cific obligations or by government regulation.

  The Money Market and Premium Money Market Funds will invest more than 25% of their total assets in bank obligations (whether foreign or domestic), includ-ing bank commercial paper. However, if adverse economic conditions prevail in the banking industry (such as substantial losses on loans, increases in non-performing assets and charge-offs and declines in total deposits) the Funds may, for defensive purposes, temporarily invest less than 25% of their total assets in bank obligations. As a result, the Funds may be especially affected by favorable and adverse developments in or related to the banking industry. The activities of U.S. banks and most foreign banks are subject to comprehen-sive regulations which, in the case of U.S. regulations, have undergone sub-stantial changes in the past decade. The enactment of new legislation or regu-lations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of domestic and foreign banks. Significant developments in the U.S. banking industry have included de-regulation of interest rates, increased competition from other types of finan-cial institutions, increased acquisition activity, geographic expansion and, during the late 1980's, an increased number of bank failures. Banks may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the market for real estate. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks. See "Foreign Government Obligations--For-eign Risks" below.

COMMERCIAL PAPER AND OTHER SHORT-TERM CORPORATE OBLIGATIONS

  The Prime Obligations, Money Market and Premium Money Market Funds may in-vest in "Commercial Paper" (including variable amount master demand notes and asset-backed commercial paper) which is payable in U.S. dollars and is issued or guaranteed by U.S. corporations, U.S. commercial banks, foreign corpora-tions (Money Market and Premium Money Market Funds only), foreign commercial banks (Money Market and Premium Money Market Funds only) or other entities. In addition, the Funds may invest in other short-term obligations (including short-term funding agreements) payable in U.S. dollars and issued or guaran-teed by U.S. corporations, foreign corporations (Money Market and Premium Money Market Funds only) or other entities.

ASSET-BACKED AND RECEIVABLES-BACKED SECURITIES

  The Prime Obligations, Money Market and Premium Money Market Funds may in-vest in "Asset-Backed and Receivables-Backed Securities" which represent par-ticipations in, or are secured by and payable from, pools of assets such as motor vehicle installment sale contracts, installment loan contracts, leases of various types of real and personal property, receivables from revolving credit (credit card) agreements and other categories of receivables. Such as-set pools are securitized through the use of privately-formed trusts or spe-cial purpose corporations. Payments or distributions of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit or a pool insurance policy is-sued by a financial institution, or other credit enhancements may be present. To the extent consistent with its investment objectives and policies, each of the Prime Obligations, Money Market and Money Market Plus Funds may invest in new types of mortgage-related securities and in other asset-backed securities that may be developed in the future.

FOREIGN GOVERNMENT OBLIGATIONS

  The Money Market and Premium Money Market Funds may invest in U.S. dollar-denominated obligations (limited to commercial paper and other notes) issued or guaranteed by a foreign government or any entity located or organized in a foreign country that maintains a short-term foreign currency rating in the highest short-term ratings category by the requisite number of NRSROs. The Money Market and Premium Money Market Funds may not invest more than 25% of their total assets in the securities of any one foreign government.

  FOREIGN RISKS. Investments in foreign securities and bank obligations may present a greater degree of risk than investments in securities of domestic issuers because of less publicly-available financial and other information, less securities regulation, potential imposition of foreign withholding and other taxes, war, expropriation or other adverse governmental actions. Foreign banks and their foreign branches are not regulated by U.S. banking authori-ties, and generally are not bound by the accounting, auditing and financial reporting standards applicable to U.S. banks.

MUNICIPAL OBLIGATIONS

  MUNICIPAL INSTRUMENTS. Obligations issued by or on behalf of states, terri-tories and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities, and the District of Columbia, the interest from which is, in the opinion of bond counsel, if any, excluded from gross income for federal income tax purposes.

  TYPES OF MUNICIPAL INSTRUMENTS:

                                        TAX-FREE MONEY MARKET AND
                                        MUNICIPAL MONEY MARKET FUNDS
     -------------------------------------------------------------------------
       FIXED RATE NOTES AND SIMILAR     In highest short-term or one of the
       DEBT INSTRUMENTS                 two highest long-term rating
                                        categories
     -------------------------------------------------------------------------
       VARIABLE AND FLOATING RATE       In highest short-term or one of the
       DEMAND INSTRUMENTS               two highest long-term rating
                                        categories
     -------------------------------------------------------------------------
       TAX-EXEMPT COMMERCIAL PAPER      In highest rating category
     -------------------------------------------------------------------------
       MUNICIPAL BONDS                  In one of the two highest rating
                                        categories
     -------------------------------------------------------------------------
       UNRATED NOTES, PAPER, BONDS AND  Determined to be of comparable quality
       OTHER INSTRUMENTS                by Adviser pursuant to criteria
                                        approved by the Trustees

  As a matter of fundamental policy, at least 80% of each of the Tax-Free Money Market and Municipal Money Market Fund's net assets will ordinarily be invested in Municipal Instruments. Each Tax-Exempt Fund may temporarily invest in taxable money market instruments when the Adviser believes that the market conditions dictate a defensive posture. Investments in taxable money market instruments will be limited to those meeting the quality standards of each Tax-Exempt Fund. The Prime Obligations, Money Market and Premium Money Market Funds may invest in short-term obligations issued or guaranteed by state and municipal governments when yields on such securities are attractive compared to other taxable investments.

  MUNICIPAL NOTES AND BONDS. Municipal notes include tax anticipation notes ("TANs"), revenue anticipation notes ("RANs"), bond anticipation notes ("BANs"), tax and revenue anticipation notes ("TRANs") and construction loan notes. Municipal bonds include general obligation bonds and revenue bonds. General obligation bonds are backed by the taxing power of the issuing munici-pality and are considered the safest type of bonds. Revenue bonds are backed by the revenues of a project or facility such as the tolls from a toll bridge. Revenue bonds also include lease rental revenue bonds which are issued by a state or local authority for capital projects and are secured by annual lease payments from the state or locality sufficient to cover debt service on the authority's obligations. Industrial development bonds (generally referred to under current tax law as "private activity bonds") are a specific type of rev-enue bond backed by the credit and security of a private user and therefore have more potential risk. Municipal bonds may be issued in a variety of forms, including commercial paper, tender option bonds and variable and floating rate securities.

  TENDER OPTION BONDS. A tender option bond is a Municipal Instrument (gener-ally held pursuant to a custodial arrangement) having a relatively long matu-rity and bearing interest at a fixed rate substantially higher than prevailing short-term, tax-exempt rates. The bond is typically issued in conjunction with the agreement of a third party, such as a bank, broker-dealer or other finan-cial institution, pursuant to which such institution grants the security holder the option, at periodic intervals, to tender its securities to the in-stitution and receive the face value thereof. As consideration for providing the option, the financial institution receives periodic fees equal to the dif-ference between the bond's fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the pre-vailing short-term, tax-exempt rate. However, an institution will not be obli-gated to accept tendered bonds in the event of certain defaults or a signifi-cant downgrading in the credit rating assigned to the issuer of the bond. The tender option will be taken into account in determining the maturity of the tender option bonds and a Fund's average portfolio maturity. There is a risk that a Fund will not be considered the owner of a tender option bond for fed-eral income tax purposes and thus will not be entitled to treat such interest as exempt from federal income tax.

  REVENUE ANTICIPATION WARRANTS. Revenue Anticipation Warrants ("RAWs") are issued in anticipation of the issuer's receipt of revenues and present the risk that such revenues will be insufficient to satisfy the issuer's payment obligations. The entire amount of principal and interest on RAWs is due at ma-turity. RAWs, including those with a maturity of more than 397 days, may also be repackaged as instruments which include a demand feature that permits the holder to sell the RAWs to a bank or other financial institution at a purchase price equal to par plus accrued interest on each interest rate reset date.

  FLOATING AND VARIABLE RATE OBLIGATIONS. The value of floating and variable rate obligations generally is more stable than that of fixed rate obligations in response to changes in interest rate levels. Variable and floating rate ob-ligations usually have demand features that permit the Funds to sell them at par value plus accrued interest upon short notice. The issuers or financial intermediaries providing demand features may support their ability to purchase the obligations by obtaining credit with liquidity supports. These may include lines of credit, which are conditional commitments to lend and letters of credit, which will ordinarily be irrevocable, both of which may be issued by domestic banks or foreign banks which have a branch, agency or subsidiary in the United States. When consider-ing whether an obligation meets a Fund's quality standards, the Fund will, to the extent permitted by Rule 2a-7, look to the creditworthiness of the party providing unconditional demand features or other unconditional obligations to support the credit of the issuer of the security. A Fund may consider the ma-turity of a variable or floating rate Municipal Instrument to be shorter than its ultimate stated maturity if the Fund has the right to demand prepayment of its principal at specified intervals prior to the security's ultimate stated maturity, subject to the conditions for using amortized cost valuation under the Investment Company Act. A Fund may purchase such variable or floating rate obligations from the issuers or may purchase certificates of participation, a type of floating or variable rate obligation, which are interests in a pool of debt obligations held by a bank or other financial institution.

  INDUSTRIAL DEVELOPMENT BONDS. The Funds (other than the Treasury Obliga-tions, Treasury Instruments, Government and Federal Funds) may invest in in-dustrial development bonds (generally referred to under current tax law as "private activity bonds"), the interest from which would be an item of tax preference when distributed as "exempt-interest dividends" to shareholders un-der the federal alternative minimum tax. See "Taxes" and "Distributions." Mu-nicipal Fund may invest up to 100% of its assets in private activity bonds. Tax-Free Fund does not currently intend to invest in such bonds. If Tax-Free Fund's policy not to invest in private activity bonds should change in the fu-ture, shareholders would be notified and such investments would not exceed 20% of Tax-Free Fund's net assets.

  OTHER POLICIES. Ordinarily the Tax-Exempt Funds expect that 100% of their portfolio securities will be Municipal Instruments. However, the Funds may hold cash or invest in short-term taxable securities as set forth above. Such Funds may invest 25% or more of the value of their respective total assets in Municipal Instruments which are related in such a way that an economic, busi-ness or political development or change affecting one Municipal Instrument would also affect the other Municipal Instruments. For example, the Tax-Exempt Funds may invest all of their respective assets in (a) Municipal Instruments the interest on which is paid solely from revenues from similar projects such as hospitals, electric utility systems, multi-family housing, nursing homes, commercial facilities (including hotels), steel companies or life care facili-ties, (b) Municipal Instruments whose issuers are in the same state or (c) in-dustrial development obligations. Concentration of a Fund's investments in these Municipal Instruments will subject the Fund, to a greater extent than if such investment was more limited, to the risks of adverse economic, business or political developments affecting any such state, industry or other area of concentration.

  Each Fund (other than the Treasury Obligations, Treasury Instruments, Gov-ernment and Federal Funds) may purchase Municipal Instruments which are backed by letters of credit, which will ordinarily be irrevocable, issued by domestic banks or foreign banks (excluding Prime Obligations Fund) which have a branch, agency or subsidiary in the United States. In addition, these Funds may ac-quire securities in the form of custodial receipts which evidence ownership of future interest payments, principal payments or both on obligations of certain state and local governments and authorities.

  In order to enhance the liquidity, stability, or quality of a Municipal In-strument, each Fund (other than the Treasury Obligations, Treasury Instru-ments, Government and Federal Funds) may acquire the right to sell the secu-rity to another party at a guaranteed price and date.

REPURCHASE AGREEMENTS

  Each Fund (other than the Treasury Instruments Fund) may only enter into re-purchase agreements with primary dealers in U.S. Government Securities. A re-purchase agreement is an agreement under which a Fund purchases securities and the seller agrees to repurchase the securities within a particular time at a specified price. Such price will exceed the original purchase price, the dif-ference being income to the Fund, and will be unrelated to the interest rate on the purchased security. A Fund's custodian or sub-custodian will maintain custody of the purchased securities for the duration of the agreement. The value of the purchased securities, including accrued interest, will at all times equal or exceed the value of the repurchase agreement. In the event of bankruptcy of the seller or failure of the seller to repurchase the securities as agreed, a Fund could suffer losses, including loss of interest on or prin-cipal of the security and costs associated with delay and enforcement of the repurchase agreement. In evaluating whether to enter into a repurchase agree-ment, the Adviser will carefully consider the creditworthiness of the seller pursuant to procedures reviewed and approved by the Trustees. Distributions of the income from repurchase agreements entered into by a Fund will be taxable to its shareholders. In addition, each Fund, together with other registered investment companies having management agreements with the Adviser or any of its affiliates, may transfer uninvested cash balances into a single joint ac-count, the daily aggregate balance of which will be invested in one or more repurchase agreements.

FORWARD COMMITMENTS AND WHEN-ISSUED SECURITIES

  Each Fund may purchase when-issued securities and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settle-ment time. A Fund is required to hold and maintain in a segregated account with the Fund's custodian or sub-custodian until three days prior to settle-ment date, cash or liquid assets in an amount sufficient to meet the purchase price. Alternatively, a Fund may enter into offsetting contracts for the for-ward sale of other securities that it owns. Securities purchased or sold on a when-issued or forward commitment basis involve a risk of loss if the value of the security to be purchased declines prior to the settlement date or if the value of the security to be sold increases prior to the settlement date. Al-though a Fund would generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring securities for its portfolio, the Fund may dispose of a when-issued security or forward commitment prior to settlement if the Adviser deems it appropriate to do so.

OTHER INVESTMENT COMPANIES

  The Adviser will determine, under guidelines established by the Trustees, whether securities issued by other money market investment companies present minimal credit risks. The amount of each Fund's investments in securities of other investment companies will be subject to the limitations on such invest-ments prescribed by the Investment Company Act. These limits include a prohi-bition on any Fund acquiring more than 3% of the voting shares of any other investment company and a prohibition on investing more than 5% of a Fund's to-tal assets in securities of any one investment company or more than 10% of its total assets in securities of all investment companies. Each Fund will indi-rectly bear its proportionate share of any management fees and other expenses paid by such other investment companies. Such other investment companies will have investment objectives, policies and restrictions substantially similar to those of the acquiring Fund and will be subject to substantially the same risks.

                            INVESTMENT LIMITATIONS

  TAXABLE AND TAX-EXEMPT FUNDS. Each Fund will comply with the conditions for using amortized cost valuation set forth in Rule 2a-7 under the Investment Company Act including, but not limited to, those condi-tions relating to maturity, diversification and credit quality. These operat-ing policies may be more restrictive than the fundamental policies set forth in the Statement of Additional Information.

  INVESTMENT RESTRICTIONS. Each Fund is subject to certain investment restric-tions that are described in detail under "Investment Restrictions" in the Statement of Additional Information. Fundamental investment restrictions of a Fund cannot be changed without approval of a majority of the outstanding shares of that Fund. Treasury Obligations Fund's policy of limiting its in-vestments to U.S. Treasury Obligations and related repurchase agreements is also fundamental. All investment objectives and policies not specifically des-ignated as fundamental are non-fundamental and may be changed without share-holder approval.

  RESTRICTED AND OTHER ILLIQUID SECURITIES. Each Fund may purchase securities that are not registered ("restricted securities") under the Securities Act of 1933 ("1933 Act"), but can be offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act. However, a Fund will not invest more than 10% of its net assets in illiquid investments, which include fixed time deposits maturing in more than seven days and restricted securities. Restricted securities (including commercial paper issued pursuant to Section 4(2) of the 1933 Act) which the Board of Trustees has determined are liquid, based upon a continuing review of the trading markets for the specific re-stricted security, will not be deemed to be illiquid investments for purposes of this restriction. The Board of Trustees may adopt guidelines and delegate to the Adviser the daily function of determining and monitoring the liquidity of restricted securities. The Board, however, will retain sufficient oversight and be ultimately responsible for the determinations. Since it is not possible to predict with assurance that the market for restricted securities eligible for resale under Rule 144A will continue to be liquid, the Adviser will care-fully monitor each Fund's investments in these securities, focusing on such important factors, among others, as valuation, liquidity and availability of information. This investment practice could have the effect of increasing the level of illiquidity in a Fund to the extent that qualified institutional buy-ers become for a time uninterested in purchasing these restricted securities.

  In addition, each Fund may not invest in repurchase agreements maturing in more than seven days and securities which are not readily marketable if, as a result thereof, more than 10% of the net assets of that Fund (taken at market value) would be invested in such investments. Certain repurchase agreements which mature in more than seven days can be liquidated before the nominal fixed term on seven days or less notice. Such repurchase agreements will be regarded as liquid instruments.

                                  MANAGEMENT

THE ADVISER

  GSAM, One New York Plaza, New York, New York 10004, a separate operating di-vision of Goldman, Sachs & Co., acts as investment adviser to the Funds. Goldman Sachs registered as an investment adviser in 1981. As of July , 1997, Goldman Sachs, together with its affiliates, acted as investment adviser, ad-
ministrator or distributor for approximately $   billion in assets.

  As of November 29, 1996, Goldman Sachs and its consolidated subsidiaries had assets of approximately $152 billion and partners' capital of $5.3 billion and ranked as one of the largest international investment banking and brokerage firms in the United States. Founded in 1869, Goldman Sachs is a major invest-ment banking and brokerage firm providing a broad range of financing and in-vestment services both in the United States and abroad.

  Pursuant to an SEC order, each Taxable and Tax-Advantaged Fund may enter into principal transactions in certain taxable money market instruments, in-cluding repurchase agreements, with Goldman Sachs.

  Under the Management Agreement, GSAM continually manages each Fund, includ-ing the purchase, retention and disposition of its securities and other as-sets. In addition, GSAM administers each Fund's business affairs and performs various shareholder servicing functions to the extent not provided by other organizations. The management of each Fund is subject to the supervision of the Trustees and each Fund's investment policies. For these services, the Trust, on behalf of each Fund, pays GSAM a monthly fee at an annual rate of each Fund's average daily net assets as follows:

                                                                    FISCAL YEAR
                                                                       ENDED
                                                        CONTRACTUAL DECEMBER 31,
                                                           RATE         1996
                                                        ----------- ------------
Financial Square Prime Obligations Fund................    .205%        .17%
Financial Square Money Market Fund.....................    .205%        .17%
Financial Square Premium Money Market Fund.............    .205%         N/A*
Financial Square Treasury Obligations Fund.............    .205%        .17%
Financial Square Treasury Instruments Fund.............    .205%         N/A*
Financial Square Government Fund.......................    .205%        .17%
Financial Square Federal Fund..........................    .205%         N/A*
Financial Square Tax Free Money Market Fund............    .205%        .17%
Financial Square Municipal Money Market Fund...........    .205%         N/A*

* As of December 31, 1996, the Premium Money Market Fund, Treasury Instruments Fund, Federal Fund and Municipal Money Market Fund had not commenced opera-tions.

  A Management Agreement combining both advisory and administrative services was adopted effective April 30, 1997. The contractual rate set forth in the table is the rate payable under the Management Agreement and is identical to the aggregate advisory and administration fees payable by each Fund under the previously separate investment advisory and administration agreements. For the fiscal year ended December 31, 1996, the annual rate expressed is the combined advisory and administration fees paid (after voluntary fee limitations). The difference, if any, between the stated fees and the actual fees paid by the Funds reflects the fact that the Investment Adviser did not charge the full amount of the fees to which it would have been entitled.

  GSAM has agreed not to impose a portion of its management fee and/or to re-duce or otherwise limit the total operating expenses of each Fund (excluding fees payable to Service Organizations, as defined herein, taxes, interest, brokerage and litigation, indemnification and other extraordinary expenses). GSAM has no current intention to but may in the future discontinue or modify any of such reductions or limitations at its discretion.

THE DISTRIBUTOR AND TRANSFER AGENT

  Goldman Sachs, 4900 Sears Tower, Chicago, Illinois 60606, serves as the Dis-tributor of shares of each Fund pursuant to a Distribution Agreement with the Trust. The Distributor will assist in the sale of shares of each Fund upon the terms described herein. Goldman Sachs also serves as the Transfer Agent of each Fund.

  From time to time, Goldman Sachs or any of its affiliates may purchase and hold shares of the Funds in order to increase the assets of the Funds. In-creasing the Fund's assets may enhance investment flexibility and diversifica-tion. Goldman Sachs reserves the right to redeem at any time some or all of the Fund shares acquired for its own account. Goldman Sachs will consider the effect of redemptions on the Funds and other shareholders in deciding whether to redeem its shares.

                                     TAXES

  Each Fund is treated as a separate entity for federal tax purposes. The Treasury Instruments and Federal Funds intend to elect and each other Fund has elected to be treated as a regulated investment company and each Fund intends to continue to qualify for such treatment under Subchapter M of the Internal Revenue Code of 1986 (the "Code") for each taxable year. To qualify as such, each Fund must satisfy certain requirements relating to the sources of its in-come, diversification of its assets and distribution of its income to share-holders. As a regulated investment company, each Fund will not be subject to federal income or excise tax on any net investment income and net realized capital gains that are distributed to its shareholders in accordance with cer-tain timing requirements of the Code.

  Dividends paid by a Fund from net investment income, the excess of net short-term capital gain over net long-term capital loss and taxable original issue discount or market discount income will be taxable to shareholders as ordinary income, except for any "exempt-interest dividends" paid by the Tax-Exempt Funds, as described below. Dividends paid by a Fund from the excess of net long-term capital gain over net short-term capital loss will be taxable as long-term capital gain regardless of how long the shareholders have held their shares. These tax consequences will apply to distributions of any Fund regardless of whether distributions are received in cash or reinvested in shares. Certain distributions paid by the Funds in January of a given year will be taxable to shareholders as if received on December 31 of the year in which they are declared. Shareholders will be informed annually about the amount and character of distributions received from the Funds for federal income tax purposes, including any distributions that may constitute a return of capital or any distributions of Municipal Fund that may constitute a tax preference item under the federal alternative minimum tax.

  The Tax-Exempt Funds intend to satisfy certain requirements of the Code for the payment of "exempt-interest dividends" not included in shareholders' fed-eral gross income. Dividends paid by these Funds from interest on tax-exempt obligations and properly designated by the Funds as exempt-interest dividends, including dividends attributable to exempt-interest dividends received by a Fund from other regulated investment companies, will generally be exempt from federal income tax, although a portion of such dividends may be subject to the federal alternative minimum tax. Exempt-interest dividends will be considered in computing the corporate federal alternative minimum tax, and the extent, if any, to which social security or railroad retirement benefits are taxable. Persons who are "substantial users" of facilities financed by certain indus-trial development or private activity bonds should consult their own tax ad-visers before purchasing shares of these Funds. Interest incurred to purchase or carry shares of these Funds will not be deductible for federal income tax purposes to the extent related to exempt-interest dividends paid by the Funds.

  Individuals and certain other classes of shareholders may be subject to 31% backup withholding of federal income tax on taxable distributions if they fail to furnish their correct taxpayer identification number and certain certifica-tions required by the Internal Revenue Service or if they are otherwise sub-ject to backup withholding. Individuals, corporations and other shareholders that are not U.S. persons under the Code are subject to different tax rules and may be subject to nonresident alien withholding at the rate of 30% (or a lower rate provided by an applicable tax treaty) on amounts treated as ordi-nary dividends from the Funds.

  If a Fund invests in foreign securities, it may be subject to foreign with-holding or other foreign taxes on income earned on such securities and is ex-pected to be unable to pass such taxes through to shareholders, who therefore are not expected to include such taxes in income or be entitled to claim for-eign tax credits or deductions with respect to such taxes.

  In addition to federal taxes, a shareholder may be subject to state, local or foreign taxes on payments received from a Fund. A state income (and possi-bly local income and/or intangible property) tax exemption is generally available to the extent a Fund's distributions are derived from in-terest on (or, in the case of intangible property taxes, the value of its as-sets is attributable to) certain U.S. Government obligations and/or tax-exempt municipal obligations issued by or on behalf of the particular state or a po-litical subdivision thereof, provided in some states that certain thresholds for holdings of such obligations and/or reporting requirements are satisfied. Shareholders should consult their own tax advisers concerning these matters.

                                NET ASSET VALUE

  The net asset value of each Fund (other than the Government, Treasury Obli-gations and Money Market Plus Funds) is determined as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. New York time) on each Business Day. The net asset value of Government, Treasury Obligations and Money Market Plus Funds is determined as of 5:00 p.m. New York time on each Business Day. Net asset value per share for each class of shares of each Fund is calculated by determining the amount of net assets attributable to each class of shares and dividing by the number of shares for such class.

  On any Business Day, as defined herein, when the Public Securities Associa-tion ("PSA") recommends that the securities markets close early, the Treasury Instruments and Federal Funds will cease, and each other Fund reserves the right to cease, accepting purchase and redemption orders for same Business Day credit at the time PSA recommends that the securities markets close. On days any Fund closes early, purchase and redemption orders received after the PSA recommended closing time will be credited to the next Business Day. In addi-tion, each Fund reserves the right to advance the time by which purchase and redemption orders must be received for same Business Day credit as permitted by the SEC.

  Each Fund seeks to maintain a net asset value of $1.00 per share. In this connection, each Fund values its portfolio securities on the basis of amor-tized cost. The amortized cost method values a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. For a more complete description of the amortized cost valuation method and its effect on existing and prospec-tive shareholders, see the Statement of Additional Information. There can be no assurance that a Fund will be able at all times to maintain a net asset value per share of $1.00.

                               YIELD INFORMATION

  From time to time, each Fund may advertise its yield, effective yield and average annual total return. Average annual total return is determined by com-puting the average annual percentage change in value of $1,000 invested at the maximum public offering price for a specified period of at least one year, as-suming reinvestment of all dividends and distributions at net asset value. The total return calculation assumes a complete redemption of the investment at the end of the relevant period. Each Fund may furnish total return calcula-tions based on a cumulative, average, year-by-year or other basis for various specified periods by means of quotations, charts, graphs or schedules. The yield of a Fund refers to the income generated by an investment in that Fund over a seven-day period (which period will be stated in the advertisement). This income is then annualized; that is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

  The Tax-Exempt Funds and the Federal and Treasury Instruments Funds may each also quote tax-equivalent yield. Each Fund's tax-equivalent yield is calcu-lated by determining the rate of return that would have to be achieved on a fully taxable investment to produce the after-tax equivalent of the Fund's yield, assuming certain tax brackets for a shareholder.

  Investors should note that the investment results of a Fund are based on historical performance and will fluctuate over time. Any presentation of a Fund's total return, yield, effective yield or tax-equivalent yield for any prior period should not be considered a representation of what an investment may earn or what a Fund's total return, yield, effective yield or tax-equiva-lent yield may be in any future period. In addition to the above, each Fund may from time to time advertise its performance relative to certain averages, performance rankings, indices, other information prepared by recognized mutual fund statistical services and investments for which reliable performance data is available.

  Total return, yield, effective yield and tax-equivalent yield will be calcu-lated separately for each class of shares in existence. Because each such class of shares is subject to different expenses, the total return and net yield of such classes of a Fund for the same period may differ. See "Organiza-tion and Shares of the Trust" below.

                     ORGANIZATION AND SHARES OF THE TRUST

  Each Fund is a series of the Goldman Sachs Trust, which was formed under the laws of the State of Delaware on January 28, 1997. The Funds were formerly se-ries of Goldman Sachs Money Market Trust, a Massachusetts business trust, and were reorganized into the Trust as of April 30, 1997. The Trustees have au-thority under the Trust's Declaration of Trust to create and classify shares of beneficial interest in separate series, without further action by share-holders. Additional series may be added in the future. The Trustees also have authority to classify or reclassify any series or portfolio of shares into one or more classes. (Institutions that provide services to holders of FST Pre-ferred Shares, FST Administration Shares or FST Service Shares are referred to in this Prospectus as "Service Organizations").

  When issued, shares are fully paid and nonassessable. In the event of liqui-dation, shareholders are entitled to share pro rata in the net assets of the applicable Fund available for distribution to such shareholders. All shares are freely transferable and have no preemptive, subscription or conversion rights. Shareholders are entitled to one vote per share, provided that, at the option of the Trustees, shareholders will be entitled to a number of votes based upon the net asset values represented by their shares.

  Shares of a Fund will be voted seperately by Fund with respect to matters pertaining to that Fund except for the election of Trustees and ratification of independent accountants. For example, shareholders of each Fund are re-quired to approve the adoption of any management agreement relating to that Fund and any changes in fundamental investment restrictions or policies of such Fund. Approval by the shareholders of one Fund is effective only as to that Fund.

  As of August 8, 1997, Harris Trust & Savings Bank, 200 W. Monroe St. Fl 12, Chicago, IL 60606, owned of record 35.04% of the outstanding shares of Trea-sury Instruments Fund and National City Bank, P.O. Box 5756, Cleveland, OH 44101-0756, owned of record 32.86% of the outstanding shares of Premium Money Market Fund.

  The Trust does not intend to hold annual meetings of shareholders. However, pursuant to the Trust's By-Laws, the recordholders of at least 10% of the shares outstanding and entitled to vote at a special meeting may require the Trust to hold such special meeting of shareholders for any purpose, and recordholders may, under certain circumstances, as permitted by the Investment Company Act, communicate with other shareholders in connection with requiring a special meeting of shareholders. The Trustees will call a special meeting of shareholders for the purpose of electing Trustees if, at any time, less than a majority of Trustees holding office at the time were elected by shareholders.

                              PURCHASE OF SHARES

  FST Shares of a Fund may be purchased on any Business Day at the net asset value next determined after receipt of a purchase order in the manner set forth below, and provided that The Northern Trust Company ("Northern"), Chica-go, Illinois, the sub-custodian for State Street Bank and Trust Company ("State Street"), receives the purchase amount in federal funds on the same Business Day. Purchase orders may be made by telephoning Goldman Sachs at 800-621-2550 or by a written request addressed to Goldman Sachs, Attention: Share-holder Services, Goldman Sachs Trust, 4900 Sears Tower, Chicago, Illinois 60606. It is strongly recommended that payment be effected by wiring federal funds to Northern.

  Purchases of FST Shares may also be made by delivering a Federal Reserve draft or check (except that a third party check will not be accepted) payable only to the appropriate Fund and drawn on a U.S. bank to Goldman Sachs, Atten-tion: Shareholder Services, Goldman Sachs Trust, 4900 Sears Tower, Chicago, Illinois 60606. It is expected that Federal Reserve drafts will ordinarily be converted to federal funds on the day of receipt and that checks will be con-verted to federal funds within two Business Days after receipt. FST Shares purchased by check may not be redeemed until the check has cleared, as de-scribed under "Redemption of Shares."

  Purchases of shares of any Fund may also be made through an Automated Clear-ing House ("ACH") transfer to Goldman Sachs Trust c/o Northern, as subcustodian for State Street. Purchase orders are effected at the net asset value next determined after receipt of both the purchase order and the pur-chase amount in federal funds. It is expected that ACH transfers will ordinar-ily be converted to federal funds on the Business Day following receipt of the ACH transfer.

  FST Shares of each Fund are deemed to have been purchased when an order be-comes effective and are entitled to dividends on FST Shares purchased as fol-lows:

-------------------------------------------------------------------------------

   IF ORDER IS RECEIVED BY GOLDMAN SACHS   DIVIDENDS BEGIN
   -------------------------------------   ---------------
   (1) Taxable and Tax-Advantaged Funds (except
            Government,
            Treasury Obligations and Premium Money Market
            Funds)
   By:3:00 p.m.--N.Y. time                 Same Business Day
----------------------------------------------------------------
   After:3:00 p.m.--N.Y. time              Next Business Day
----------------------------------------------------------------
   (2) Government, Treasury Obligations and
            Premium Money Market Funds
   By:5:00 p.m.--N.Y. time                 Same Business Day
----------------------------------------------------------------
   After:5:00 p.m.--N.Y. time              Next Business Day
----------------------------------------------------------------
   (3) Municipal Fund
   By:1:00 p.m.- N.Y. time                 Same Business Day
----------------------------------------------------------------
   After:1:00 p.m.- N.Y. time              Next Business Day
----------------------------------------------------------------
   (4) Tax-Free Money Market Fund
   By:2:00 p.m.- N.Y. time                 Same Business Day
----------------------------------------------------------------
   After:2:00 p.m.- N.Y. time              Next Business Day
----------------------------------------------------------------

  A Business Day means any day on which the New York Stock Exchange is open, except for days on which Chicago, Boston or New York banks are closed for lo-cal holidays.

  FST Shares of the Funds are purchased at the net asset value per share with-out the imposition of a sales charge. However, banks, trust companies or other institutions through which investors acquire FST Shares may impose charges in connection with transactions in such Shares.

  Goldman Sachs, as each Fund's transfer agent, will maintain a complete rec-ord of transactions and FST Shares held in each shareholder's account. The Trust and Goldman Sachs each reserves the right to reject any purchase order for any reason.

INITIAL PURCHASES

  The minimum initial investment requirement is $10 million, which may be al-located among the Funds. The Trust and Goldman Sachs each reserves the right to waive the minimum investment requirement. Before or immediately after plac-ing an initial purchase order, investors should complete and send to Goldman Sachs the Account Information Form included at the end of this Prospectus.

SUBSEQUENT INVESTMENTS

  There is no minimum amount required for subsequent investments. Orders for the purchase of additional FST Shares should be accompanied by information identifying the account and the Fund in which FST Shares are to be purchased.

                            REPORTS TO SHAREHOLDERS

  FST Shareholders of each Fund will receive an annual report containing au-dited financial statements and a semiannual report. Each FST Shareholder will also be furnished with an individual monthly statement. Upon request, a printed confirmation for each transaction will be provided by Goldman Sachs. Any dividends and distributions paid by a Fund are also reflected in regular statements issued by Goldman Sachs. A year-to-date statement for any account will be provided upon request made to Goldman Sachs. FST Shareholders with in-quiries regarding a Fund may call Goldman Sachs at 800-621-2550 (8:00 a.m. to 6:30 p.m. New York time) or write Goldman Sachs at the address shown under "The Distributor and Transfer Agent."

SUB-ACCOUNTING SERVICES

  The Trust has designed special procedures to assist banks and other institu-tional investors desiring to establish multiple accounts (master accounts and their sub-accounts). Sub-accounts may be established with registration by name and/or number. Institutions will not normally be charged for this service un-less otherwise agreed upon. Upon request, master accounts will be provided with a monthly summary report which sets forth in order by account number (or name) the share balance at month-end and the monthly income together with the total share balance and monthly income for the master account.

  To assist banks and other institutional investors performing their own sub-accounting, each Fund's daily income per share, calculated to nine decimal places, and its annualized yield are normally available by 4:00 p.m. New York time.

                                 DISTRIBUTIONS

  All or substantially all of each Fund's net investment income will be de-clared daily (as of 4:00 p.m. New York time for each Fund other than the Gov-ernment, Treasury Obligations and Premium Money Market Funds and as of 5:00 p.m. New York time for the Government, Treasury Obligations and Premium Money Market Funds) as a dividend and distributed to FST Shareholders monthly. Dis-tributions will be made in additional FST Shares of the same Fund or, at the election of FST Shareholders, in cash. The election to reinvest dividends and distributions or receive them in cash may be changed at any time upon written notice to Goldman Sachs. If no election is made, all dividends and capital gain distributions will be reinvested. Dividends will be reinvested as of the last calendar day of each month. Cash distributions will be paid on or about the first business day of each month. Net short-term capital gains, if any, will be distributed in accordance with the requirements of the Code and may be reflected in the Fund's daily distributions. Each Fund may distribute at least annually its long-term capital gains, if any, after reduction by available capital losses. In order to avoid excessive fluctuations in the amount of monthly capital gains distributions, a portion of any net capital gains real-ized on the disposition of securities during the months of November and Decem-ber may be distributed during the subsequent calendar year. Although realized gains and losses on the assets of a Fund are reflected in the net asset value of the Fund, they are not expected to be of an amount which would affect the Fund's net asset value of $1.00 per share.

  The income declared as a dividend for the Treasury Obligations, Government and Premium Money Market Funds is based on estimates of net investment income for each Fund. Actual income may differ from estimates, and differences, if any, will be included in the calculation of subsequent dividends.

  A Fund's net investment income consists of the excess of (i) accrued interest or discount (including both original issue and market discount on taxable securities) on portfolio securities, and (ii) any income of the Fund from sources other than capital gains over (iii) the amortization of market premium on all portfolio securities and (iv) the estimated expenses of the Fund, including a proportionate share of the general expenses of the Trust.

                                   EXCHANGES

  FST Shares of each Fund may be exchanged for shares of the corresponding class of any Fund or Portfolio of Goldman Sachs Trust at the net asset value next determined either by writing to Goldman Sachs, Attention: Shareholder Services, Goldman Sachs Trust, 4900 Sears Tower, Chicago, Illinois 60606 or, if previously elected in the Account Information Form included at the end of this Prospectus, by calling Goldman Sachs at 800-621-2550. All telephone exchanges must be registered in the same name(s) and with the same address as are registered in the Fund from which the exchange is being made. It may be difficult to implement the telephone exchange privilege in times of drastic economic or market changes. In an effort to prevent unauthorized or fraudulent exchange requests by telephone, Goldman Sachs employs reasonable procedures as set forth under "Redemption of Shares" to confirm that such instructions are genuine. Exchanges are available only in states where the exchange may legally be made. The exchange privilege may be modified or withdrawn at any time on 60 days' written notice.

                             REDEMPTION OF SHARES

HOW TO REDEEM

  FST Shareholders may redeem FST Shares of a Fund without charge upon request on any Business Day at the net asset value next determined after receipt of the redemption request. Redemption requests may be made by telephoning Goldman Sachs at 800-621-2550 or by a written request addressed to Goldman Sachs, Attention: Shareholder Services, Goldman Sachs Trust, 4900 Sears Tower, Chicago, Illinois 60606. The letter of instruction must specify the number of FST Shares of the particular Fund to be redeemed, the account number, payment instructions and the exact registration on the account. Signa-tures must be guaranteed in accordance with the procedures set forth below, if the proceeds are to be paid to other than pre-established instructions on file with the Fund. A FST Shareholder may request redemptions by telephone only if the optional telephone redemption privilege has been elected on the Account Information Form included at the end of this Prospectus. It may be difficult to implement redemptions by telephone in times of drastic economic or market changes.

  In an effort to prevent unauthorized or fraudulent redemption requests by telephone, Goldman Sachs employs reasonable procedures specified by the Trust to confirm that such instructions are genuine. Among other things, any redemp-tion request that requires money to go to an account or address other than that designated on the Account Information Form must be in writing and signed by an authorized person designated on the Account Information Form. Any such written request is also confirmed by telephone with both the requesting party and the designated bank account to verify instructions. Other procedures may be implemented from time to time. If reasonable procedures are not implement-ed, the Trust may be liable for any loss due to unauthorized or fraudulent transactions. In all other cases, neither the Trust nor Goldman Sachs will be responsible for the authenticity of redemption instructions received by tele-phone. A redemption may also be made with respect to certain Funds by means of the check redemption privilege described in the Statement of Additional Infor-mation. Goldman Sachs reserves the right to redeem accounts with balances be-low $500.

  Additional documentation may be required by Goldman Sachs in order to estab-lish that a redemption request has been properly authorized. A redemption re-quest will not be considered to have been received in proper form until such additional documentation has been submitted to Goldman Sachs. The payment of redemption proceeds for FST Shares recently purchased by check will be delayed for up to 15 days until the check has cleared.

PAYMENT OF REDEMPTION PROCEEDS AND DIVIDENDS

  In accordance with the following, redemption proceeds will be wired to the bank account designated on the FST Shareholder's Account Information Form, un-less payment by check has been requested.

-------------------------------------------------------------------------------

REDEMPTION REQUEST RECEIVED       REDEMPTION PROCEEDS
     BY GOLDMAN SACHS                 ORDINARILY                     DIVIDENDS
---------------------------       -------------------                ---------
(1) Taxable and Tax-Advantaged Funds (except Government,
         Treasury Obligations and Premium Money Market Funds)
By:3:00 p.m.--N.Y. time      Wired Same Business Day       Not earned on Day request is
                                                           received
----------------------------------------------------------------------------------------------------
After:3:00 p.m.--N.Y.
 time                        Wired Next Business Day       Earned on Day request is
                                                           received
----------------------------------------------------------------------------------------------------
(2) Government and Treasury Obligations and
         Premium Money Market Funds
By:5:00 p.m.--N.Y. time      Wired Same Business Day       Not earned on Day request is
                                                           received
----------------------------------------------------------------------------------------------------
After:5:00 p.m.--N.Y.
 time                        Wired Next Business Day       Earned on Day request is
                                                           received
----------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------
REDEMPTION REQUEST RECEIVED       REDEMPTION PROCEEDS
     BY GOLDMAN SACHS                 ORDINARILY                     DIVIDENDS
---------------------------       -------------------                ---------
(3) Municipal Fund
By:12:00 noon--N.Y. time     Wired Same Business Day       Not earned on Day request is
                                                           received
---------------------------------------------------------------------------------------
After:12:00 noon--N.Y.
 time                        Wired Next Business Day       Earned on Day request is
                                                           received
---------------------------------------------------------------------------------------
(4) Tax-Free Money Market Fund
By:1:00 p.m.--N.Y. time      Wired Same Business Day       Not earned on Day request is
                                                           received
---------------------------------------------------------------------------------------
After:1:00 p.m.--N.Y.
 time                        Wired Next Business Day       Earned on Day request is
                                                           received
---------------------------------------------------------------------------------------

  The Funds will arrange for the proceeds of redemptions effected by any means to be wired as federal funds to the bank account designated in the Account In-formation Form. Redemption proceeds will normally be wired as set forth above, but may be paid up to three Business Days after receipt of a properly executed redemption request. For example, payment may be delayed if the Federal Reserve Bank is closed on the day redemption proceeds would ordinarily be wired. After a wire has been initiated by Goldman Sachs, neither Goldman Sachs nor the Trust assumes any further responsibility for the performance of intermediaries or the FST Shareholder's bank in the transfer process. If a problem with such performance arises, the FST Shareholder should deal directly with such inter-mediaries or bank.

  An FST Shareholder may change the bank designated to receive redemption pro-ceeds by providing a written notice to Goldman Sachs which has been signed by the FST Shareholder or its authorized representative. This signature must be guaranteed by a bank, a securities broker or dealer, a credit union having au-thority to issue signature guarantees, a savings and loan association, a building and loan association, a cooperative bank, a federal savings bank or association, a national securities exchange, a registered securities associa-tion or a clearing agency, provided that such institution satisfies the stan-dards established by Goldman Sachs. Goldman Sachs may also require additional documentation in connection with a request to change the designated bank.

OTHER REDEMPTION INFORMATION

  A minimum account balance of $10 million is required to remain a FST Share-holder. The Trust and Goldman Sachs each reserves the right to waive the mini-mum account balance. The Trust also reserves the right to redeem shares of a shareholder account if the balance is less than the minimum described above. The Trust will give sixty (60) days' prior written notice to such shareholders whose FST Shares are to be redeemed to allow them to purchase sufficient addi-tional FST Shares to avoid such redemption.

                               ----------------

                                   APPENDIX

                   GUIDELINES FOR CERTIFICATION OF TAXPAYER
               IDENTIFICATION NUMBER ON ACCOUNT INFORMATION FORM

  You are required by law to provide the Fund with your correct Social Secu-rity or other Taxpayer Identification Number (TIN), regardless of whether you file tax returns. Failure to do so may subject you to penalties. Failure to provide your correct TIN and to sign your name in the certification section of the Account Information Form could result in withholding of 31% by the Fund for the federal backup withholding tax on distributions, redemptions, ex-changes and other payments relating to your account.

  Any tax withheld may be credited against taxes owed on your federal income tax return.

  If you do not have a TIN, you should apply for one immediately by contacting your local office of the Social Security Administration or the Internal Reve-nue Service (IRS). Backup withholding could apply to payments relating to your account prior to the Fund's receipt of your TIN.

  Special rules apply for certain entities. For example, for an account estab-lished under a Uniform Gifts or Transfers to Minors Act, the TIN of the minor should be furnished.

  If you have been notified by the IRS that you are subject to backup with-holding because you failed to report all your interest and/or dividend income on your tax return and you have not been notified by the IRS that such with-holding should cease, you must cross out item (2) in the certification section of the Account Information Form.

  If you are an exempt recipient, you should furnish your TIN and certify your exemption by signing the Certification section and writing "exempt" after your signature. Exempt recipients include: corporations, tax-exempt pension plans and IRA's, governmental agencies, financial institutions, registered securi-ties and commodities dealers and others.

  If you are a nonresident alien or foreign entity, you must provide a com-pleted Form W-8 to the Fund in order to avoid backup withholding on certain payments. Other payments to you may be subject to non-resident alien withhold-ing of up to 30%.

  For further information regarding backup and nonresident alien withholding, see Sections 3406, 1441 and 1442 of the Internal Revenue Code and consult your tax adviser.

GOLDMAN
SACHS
          GOLDMAN SACHS FUNDS--INSTITUTIONAL ACCOUNT INFORMATION FORM
 This Account Information Form Should be Forwarded Promptly to Goldman, Sachs & Co.
                 No Redemption Can be Made Prior to Its Receipt

                                                   Master No. _________________
Send to: Goldman Sachs Funds                                    Fund Use Only
      4900 Sears Tower
      Chicago, IL 60606                            Date: ______________________
      1-800-621-2550
[ ] GOLDMAN SACHS MONEY MARKET FUNDS      [ ] GOLDMAN SACHS FIXED INCOME FUNDS
    Fill in Fund(s) and Class(es)* of         Fill in Fund(s) and Class(es)* of
    Shares or Fund number(s):                 Shares or Fund number(s):


 -------------------------------------    -------------------------------------


 -------------------------------------    -------------------------------------


 -------------------------------------    -------------------------------------


 -------------------------------------    -------------------------------------


[ ] GOLDMAN SACHS EQUITY FUNDS           [ ] OTHER
    Fill in Fund(s) and Class(es)* of        Fill in Fund(s) and Class(es)* of
    Shares or Fund number(s):                Shares or Fund number(s):


 -------------------------------------    -------------------------------------


 -------------------------------------    -------------------------------------


 -------------------------------------    -------------------------------------


 -------------------------------------    -------------------------------------

 * A separate Account Application must be completed for purchases of retail Class A, Class B or Class C Shares of any Goldman Sachs Fund. This form is not valid if submitted in connection with the purchase of retail Class A, B or C Shares of any Fund.

A. ACCOUNT RECORD
--------------------------------------------------------------------------------

--------------------------------------- ---------------------------------------
Name of Account                         Telephone Number


--------------------------------------- U.S. Citizen or Resident? Yes [ ] No [ ]
Street or P.O. Box

                                        If "No" is checked, fill in country of
--------------------------------------- tax residence:
City         State           Zip


--------------------------------------- ---------------------------------------
Attention

B. DIVIDENDS AND DISTRIBUTIONS -  (see the Prospectus for more information)
--------------------------------------------------------------------------------
For all Goldman Sachs Equity Funds and
the Global Income Fund, please check
the appropriate box(es):

Dividends                                             [ ] Cash  [ ] Units/Shares
                                                      [ ] Cash  [ ] Units/Shares
Capital gains (including short-term and long-term)    [ ] Units/Shares
Dividends and capital gains
 reinvested in another Goldman
 Sachs Fund (See Prospectus for
 more information.)
Fill in Fund(s): _______________________
          ------------------------------

For all other Goldman Sachs Funds,
pleasecheck the appropriate box(es):

Dividends (including net short-term                   [ ] Cash  [ ] Units/Shares
capital gains)

Net long-term capital gains                           [ ] Cash  [ ] Units/Shares

Dividends and capital gains                           [ ] Units/Shares
 reinvested in another Goldman
 Sachs Fund (See Prospectus for
 more information.)
Fill in Fund(s): _______________________
          ------------------------------
(If no box is checked, dividends and capital gains distributions will be rein-vested in Units/Shares in the account.)

                                                          Continued on next page

C. SOCIAL SECURITY NUMBER OR OTHER TAXPAYER IDENTIFICATION NUMBER CERTIFICA-
TION
-------------------------------------------------------------------------------
Taxpayer Identification Number: __________________
Under penalties of perjury, I certify that (1) the number shown on this form is my correct Taxpayer Identification Number (or I am waiting for a number to be issued to me), and (2) I am not subject to backup withholding because I am exempt from backup withholding or I have not been notified by the Internal Revenue Service (IRS) that I am subject to backup withholding as a result of a failure to report all interest or dividends, or the IRS has notified me that I am no longer subject to backup withholding. See the "Guidelines for Certifica-tion of Taxpayer Identification Number on Account Information Form," contained in the Appendix to the accompanying Prospectus.


SIGN
HERE -------------------------------    ---------------------------------------
     Signature                          Name (print) and Title (if any)


     -------------------------------    ---------------------------------------
     Date

D. OPTIONAL TELEPHONE EXCHANGE (see the Prospectus for more information)
-------------------------------------------------------------------------------

[] GOLDMAN, SACHS & CO. is hereby authorized to accept and act upon telephone instructions from the undersigned or any other person for the exchange of Units/Shares of the Fund into any Fund described in the accompanying Pro-spectus. The undersigned understands and agrees that neither the applicable Fund nor GOLDMAN, SACHS & Co. will be liable for any loss, expense, or cost arising out of any telephone request.

E. REDEMPTION PLANS - Check one box only (see the Prospectus for more informa-
tion)
-------------------------------------------------------------------------------
[] I authorize GOLDMAN, SACHS & CO. to honor telephone, telegraphic, or other instructions WITHOUT A MEDALLION SIGNATURE GUARANTEE, from any person for the redemption of Units/Shares for the above account provided that the pro-ceeds are transmitted either to the following bank account(s) or mailed to the address of record of the account, as specified below. I understand any changes to the following information must be made in writing to GOLDMAN, SACHS & CO., must contain the appropriate number of signatures listed below and all signatures MUST BE MEDALLION SIGNATURE GUARANTEED. Absent its own gross negligence, neither the applicable Fund nor GOLDMAN, SACHS & CO. shall be liable for such redemptions or for payments made to any unauthorized ac-count.
[] I have furnished GOLDMAN, SACHS & CO. WITH A MEDALLION SIGNATURE GUARANTEE
  (See section H). I authorize GOLDMAN, SACHS & CO. to honor telephone, tele-graphic, or other instructions from any person for the redemption of Units/Shares for the above account provided that the proceeds are transmit-ted either to the following bank account(s) or mailed to the address of rec-ord of the account, as specified below. Any changes to the following infor-mation must be made in writing to GOLDMAN, SACHS & CO. (but WITHOUT MEDAL-LION SIGNATURE GUARANTEE) and contain the appropriate number of signatures listed below. Absent its own gross negligence, neither the applicable Fund nor GOLDMAN, SACHS & CO. shall be liable for such redemptions or for pay-ments made to any unauthorized account.

Check the appropriate box below specifying how redemption proceeds shall be transmitted to you:

[] BY WIRE (transmitted to my bank account(s) designated below).
or
[] BY MAIL. Please mail a check to the address of record of the account set forth in Section A.

If you indicated that redemption proceeds should be wired to your bank ac-count(s), please complete the following bank account information and place a line through the unused portion.
Number of Bank Account Destinations completed in Section E of this form: q


1) ____________________________________3) ____________________________________
   Bank Name          Bank Routing No.    Bank Name          Bank Routing No.


 -------------------------------------  ---------------------------------------
 Street Address                         Street Address


 -------------------------------------  ---------------------------------------
 City           State          Zip      City           State             Zip


 -------------------------------------  ---------------------------------------
 Account Name              Account No.  Account Name              Account No.




2) ____________________________________4) ____________________________________
   Bank Name             Bank Routing No. Bank Name          Bank Routing No.


 -------------------------------------  ---------------------------------------
 Street Address                         Street Address


 -------------------------------------  ---------------------------------------
 City            State             Zip  City             State             Zip


 -------------------------------------  ---------------------------------------
 Account Name               Account No. Account Name                Account No.

                                                         Continued on next page

5) ____________________________________6) ____________________________________
 Bank Name            Bank Routing No.    Bank Name           Bank Routing No.


 -------------------------------------  ---------------------------------------
 Street Address                         Street Address


 -------------------------------------  ---------------------------------------
 City              State          Zip   City             State             Zip


 -------------------------------------  ---------------------------------------
 Account Name              Account No.  Account Name               Account No.

Additional instructions may be added on page 4 of this Form, if necessary.

F. CHECKWRITING PRIVILEGE - FOR ILA MONEY MARKET FUND ACCOUNTS ONLY (OPTIONAL)
-------------------------------------------------------------------------------

[] I have invested in a Goldman Sachs ILA Money Market Portfolio and would like to have the checkwriting privilege. Please send a signature card for checkwriting to me at the address listed in Section A.

G. SIGNATURE AUTHORIZATION
-------------------------------------------------------------------------------

By the execution of this Account Information Form, the undersigned represents and warrants that it has full right, power and authority to make the invest-ment applied for pursuant to this application and is acting for itself or in some fiduciary capacity in making such investment, and that the individual(s) signing on behalf of the undersigned represent and warrant that they are duly authorized to sign this application and to purchase and redeem Fund Units/Shares on behalf of the undersigned. The undersigned affirms that it has received and reviewed a current Fund Prospectus. THE UNDERSIGNED UNDERSTANDS THAT NON-MONEY MARKET FUNDS DO NOT MAINTAIN A CONSTANT NET ASSET VALUE AND FURTHER THAT A CONSTANT NET ASSET VALUE IN MONEY MARKET FUNDS IS NOT GUARAN-TEED. AS A RESULT, THE UNDERSIGNED MAY EXPERIENCE A LOSS OF PRINCIPAL ON ITS INVESTMENTS.

Number of signatures required to make changes to this form. [ ]




SIGN
HERE -------------------------------    ---------------------------------------
     Signature                          Name (print) and Title (if any)    Date


     -------------------------------    ---------------------------------------
     Signature                          Name (print) and Title (if any)    Date


     -------------------------------    ---------------------------------------
     Signature                          Name (print) and Title (if any)    Date


H. SIGNATURE GUARANTEE
-------------------------------------------------------------------------------

-----------------------------------  AFFIX MEDALLION GUARANTEE STAMP HERE
Signature Guaranteed By


-----------------------------------
Authorized Signature

Please use the space below to provide additional Bank Account Destinations, if any, to which you wish redemption proceeds to be wired in accordance with Sec-tion E of this Form. Please include these destinations when specifying the to-tal number of Bank Account Designations you have provided in the box in Sec-tion E.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

GOLDMAN SACHS MONEY MARKET FUNDS
FST SHARES
4900 SEARS TOWER
CHICAGO, ILLINOIS 60606

                            TOLL FREE: 800-621-2550

                                  -----------

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
Shareholder and Fund Expenses..............................................   2
Financial Highlights.......................................................   4
An Introduction to the Funds...............................................  12
Investment Policies Matrix.................................................  14
Description of Securities and Investment Techniques........................  16
Investment Limitations.....................................................  21
Management.................................................................  22
Taxes......................................................................  23
Net Asset Value............................................................  25
Yield Information..........................................................  25
Organization and Shares of the Trust.......................................  26
Purchase of Shares.........................................................  27
Reports to Shareholders....................................................  28
Distributions..............................................................  29
Exchanges..................................................................  29
Redemption of Shares.......................................................  29
Appendix................................................................... A-1
Account Information Form



FSPROINSTMM
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                       GOLDMAN SACHS MONEY MARKET FUNDS

                            FINANCIAL SQUARE FUNDS

                                  FST SHARES


                                  -----------

                                  PROSPECTUS

                                  -----------

                                  MANAGED BY
                        GOLDMAN SACHS ASSET MANAGEMENT
                       A SEPARATE OPERATING DIVISION OF
                             GOLDMAN, SACHS & CO.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                       GOLDMAN SACHS MONEY MARKET FUNDS
                            FINANCIAL SQUARE FUNDS
                           FST ADMINISTRATION SHARES
                               4900 Sears Tower
                            Chicago, Illinois 60606

  Goldman Sachs Trust (the "Trust") is a no-load, open-end, management invest-ment company (a "mutual fund") which includes the Financial Square Funds (the "Funds"). This Prospectus relates only to the offering of FST Administration shares of beneficial interest ("FST Administration Shares") of the Funds. Goldman Sachs Asset Management, a separate operating division of Goldman, Sachs & Co., serves as each Fund's investment adviser. Goldman, Sachs & Co. serves as each Fund's distributor and transfer agent.

  The following Funds seek to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments. The Funds may invest in diversified portfolios of the following types of instruments:

  Financial Square Prime Obligations Fund. Securities of the U.S. Government, its agencies, authorities and instrumentalities, obligations of U.S. banks, commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities, and repurchase agreements.

  Financial Square Money Market Fund. Securities of the U.S. Government, its agencies, authorities and instrumentalities, U.S. dollar denominated obliga-tions of U.S. and foreign banks, U.S. dollar denominated commercial paper and other short-term obligations of U.S. and foreign companies, foreign govern-ments, states, municipalities and other entities, and repurchase agreements.

  Financial Square Premium Money Market Fund. Securities of the U.S. Govern-ment, its agencies, authorities and instrumentalities, U.S. dollar denominated obligations of U.S. and foreign banks, U.S. dollar denominated commercial pa-per and other short-term obligations of U.S. and foreign companies, foreign governments, states, municipalities and other entities, and repurchase agree-ments. In order to obtain a rating from a rating organization, the Fund will observe special investment restrictions.

  Financial Square Treasury Obligations Fund. Securities issued or guaranteed by the U.S. Treasury and repurchase agreements relating to such securities.

  Financial Square Treasury Instruments Fund. Securities issued or guaranteed by the U.S. Treasury, the interest income from which is generally exempt from state income taxation.

  Financial Square Government Fund. Securities of the U.S. Government, its agencies, authorities, and instrumentalities, and repurchase agreements relat-ing to such securities.

  Financial Square Federal Fund. Securities of the U.S. Government and certain of its agencies, authorities and instrumentalities, the interest income from which is generally exempt from state income taxation.

  Financial Square Tax-Free Money Market Fund. Securities issued by or on be-half of states, territories and possessions of the United States and their po-litical subdivisions, agencies, authorities and instrumentalities, and the District of Columbia, the interest from which, if any, is, in the opinion of bond counsel, excluded from gross income for federal income tax purposes and not an item of tax preference under the federal alternative minimum tax.

  Financial Square Municipal Money Market Fund. Securities issued by or on be-half of states, territories and possessions of the United States and their po-litical subdivisions, agencies, authorities and instrumentalities, and the District of Columbia, the interest from which, if any, is, in the opinion of bond counsel, excluded from gross income for federal income tax purposes (but not necessarily exempt from federal alternative minimum tax or state and local taxes).

  AN INVESTMENT IN A FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOV-ERNMENT AND THERE CAN BE NO ASSURANCE THAT A FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

-------------------------------------------------------------------------------

ADDITIONAL INFORMATION............. Goldman Sachs Funds-Toll Free: 800-621-2550

This Prospectus provides you with information about the Funds that you should know before investing in FST Administration Shares. It should be read and re-tained for future reference. If you would like more detailed information, the Statement of Additional Information dated September 5, 1997, as amended or supplemented from time to time, is available upon request without charge from Service Organizations, as defined herein, or by calling the telephone number listed above or by writing Goldman Sachs, Attention: Shareholder Services, Goldman Sachs Trust, 4900 Sears Tower, Chicago, Illinois 60606. The Statement of Additional Information, which is incorporated by reference into this Pro-spectus, has been filed with the Securities and Exchange Commission. Not all Funds are available in certain states. Please call the phone number listed above to determine availability in your state. The SEC maintains a Web site (http://www.sec.gov) that contains the Statement of Additional Information and other information regarding the Trust.

-------------------------------------------------------------------------------

FST ADMINISTRATION SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK OR OTHER INSURED DEPOSITORY INSTITUTION, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN A FUND INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE AC-CURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

            The date of this Prospectus is September 5, 1997.

                         SHAREHOLDER AND FUND EXPENSES
                           FST ADMINISTRATION SHARES

                                                        FINANCIAL                                              FINANCIAL FINANCIAL
                                   FINANCIAL  FINANCIAL  SQUARE    FINANCIAL   FINANCIAL                        SQUARE    SQUARE
                                    SQUARE     SQUARE    PREMIUM    SQUARE      SQUARE    FINANCIAL  FINANCIAL TAX-FREE  MUNICIPAL
                                     PRIME      MONEY     MONEY    TREASURY    TREASURY     SQUARE    SQUARE     MONEY     MONEY
                                  OBLIGATIONS  MARKET    MARKET   OBLIGATIONS INSTRUMENTS GOVERNMENT  FEDERAL   MARKET    MARKET
                                     FUND       FUND      FUND       FUND        FUND        FUND      FUND      FUND      FUND
                                  ----------- --------- --------- ----------- ----------- ---------- --------- --------- ---------
SHAREHOLDER TRANSACTION EXPENSES
  Maximum Sales Charge
   Imposed on
   Purchases..........               None       None      None       None        None        None      None      None      None
  Sales Charge Imposed
   on Reinvested
   Distributions......               None       None      None       None        None        None      None      None      None
  Deferred Sales Load
   Imposed on
   Redemptions........               None       None      None       None        None        None      None      None      None
  Exchange Fee........               None       None      None       None        None        None      None      None      None
ANNUAL OPERATING
 EXPENSES (1)
 (as a percentage of
 average daily
 net assets)
  Management Fees
   (after limitations)
   (2)................               0.17%      0.17%     0.17%      0.17%       0.17%       0.17%     0.17%     0.17%     0.17%
  Other Expenses
   Administration
    Fees..............               0.25%      0.25%     0.25%      0.25%       0.25%       0.25%     0.25%     0.25%     0.25%
   Other Expenses
    (after ex-
    pense limitations)
     (3)..............               0.01%      0.01%     0.01%      0.01%       0.01%       0.01%     0.01%     0.01%     0.01%
                                     ----       ----      ----       ----        ----        ----      ----      ----      ----
TOTAL OPERATING
 EXPENSES (4).........               0.43%      0.43%     0.43%      0.43%       0.43%       0.43%     0.43%     0.43%     0.43%
                                     ====       ====      ====       ====        ====        ====      ====      ====      ====

EXAMPLE OF EXPENSES
  You would pay the following expenses on a hypothetical $1,000 investment, assuming a 5% annual return and redemption at the end of each time period:

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                                ------ ------- ------- --------
     Financial Square Prime Obligations Fund...  $ 4     $14     $24     $54
     Financial Square Money Market Fund........  $ 4     $14     $24     $54
     Financial Square Premium Money Market
      Fund.....................................  $ 4     $14     N/A     N/A
     Financial Square Treasury Obligations
      Fund.....................................  $ 4     $14     $24     $54
     Financial Square Treasury Instruments
      Fund.....................................  $ 4     $14     N/A     N/A
     Financial Square Government Fund..........  $ 4     $14     $24     $54
     Financial Square Federal Fund.............  $ 4     $14     N/A     N/A
     Financial Square Tax-Free Money Market
      Fund.....................................  $ 4     $14     $24     $54
     Financial Square Municipal Money Market
      Fund.....................................  $ 4     $14     N/A     N/A

--------

(1) Based on estimated amounts for the current fiscal year for the Financial Square Premium Money Market, Financial Square Treasury Instruments, Finan-cial Square Federal and Financial Square Municipal Money Market Funds.

(2) The Investment Adviser has voluntarily agreed not to impose 0.035% of its management fee for each Fund. Without such limitation, management fees for each Fund would be 0.205%.
(3) The Investment Adviser has voluntarily agreed to reduce or limit certain other expenses (excluding management fees, fees payable to Service Organi-zations, as defined herein, taxes, interest and brokerage and litigation, indemnification and other extraordinary expenses) to the extent such ex-penses exceed 0.01% of a Fund's average daily net assets.

(4) Without the limitations described above, "Other Expenses" and "Total Oper-ating Expenses" of the Financial Square Prime Obligations, Financial Square Money Market, Financial Square Treasury Obligations, Financial Square Government and Financial Square Tax-Free Money Market Funds for the semi annual period ended June 30, 1997, would have been as follows:

                                                                         TOTAL
                                                               OTHER   OPERATING
                                                              EXPENSES EXPENSES
                                                              -------- ---------
   Financial Square Prime Obligations Fund...................    .025%      .48%
   Financial Square Money Market Fund........................    .025%      .48%
   Financial Square Treasury Obligations Fund................    .035%      .49%
   Financial Square Government Fund..........................    .015%      .47%
   Financial Square Tax-Free Money Market Fund...............    .015%      .47%

  In addition, without the limitations described above, "Other Expenses" and "Total Operating Expenses" of the Financial Square Premium Money Market, Fi-nancial Square Treasury Instruments, Financial Square Federal and Financial Square Municipal Money Market Funds for the current fiscal year are estimated to be as follows:

                                                                         TOTAL
                                                               OTHER   OPERATING
                                                              EXPENSES EXPENSES
                                                              -------- ---------
   Financial Square Premium Money Market Fund................    .035%      .49%
   Financial Square Treasury Instruments Fund................    .155%      .61%
   Financial Square Federal Fund.............................    .155%      .61%
   Financial Square Municipal Money Market Fund..............    .285%      .74%

  The information set forth in the foregoing table and hypothetical example relates only to FST Administration Shares of the Funds. The Funds also offer FST Shares, FST Preferred Shares and FST Service Shares. The other classes of the Funds are subject to different fees and expenses (which affect perfor-mance) and are entitled to different services. Information regarding any other class of the Funds may be obtained from your sales representative or from Goldman Sachs by calling the number on the front cover of this Prospectus.

  Service Organizations may charge other fees to their customers who are the beneficial owners of FST Administration Shares in connection with their cus-tomers' accounts. See "Administration." Such fees, if any, may affect the re-turn such customers realize with respect to their investments.

  The purpose of the foregoing table is to assist investors in understanding the various fees and expenses of a Fund that an investor will bear directly or indirectly. The information on fees and expenses included in the table and the hypothetical example above are based on each Fund's fees and expenses (actual or estimated) and should not be considered as representative of past or future expenses. Actual fees and expenses may be greater or less than those indicat-ed. Moreover, while the example assumes a 5% annual return, a Fund's actual performance will vary and may result in an actual return greater or less than 5%. See "Management--Investment Adviser."

                             FINANCIAL HIGHLIGHTS

  The following data with respect to a share (of the class specified) of the Financial Square Prime Obligations, Financial Square Money Market, Financial Square Treasury Obligations, Financial Square Government and Financial Square Tax-Free Money Market Funds outstanding during the periods ended on or prior to December 31, 1996 have been audited by Arthur Andersen LLP, independent public accountants, whose report, which appears in the annual report to share-holders of the Funds for the fiscal year ended December 31, 1996 (the "Annual Report") is incorporated by reference into and attached to the Statement of Additional Information. The following data for each of the above referenced funds along with the Financial Square Treasury Instruments and Financial Square Federal Funds for the period ended June 30, 1997 is unaudited, and de-rived from financial statements included in the semi-annual report to share-holders of the Fund for the period ended June 30, 1997, (the "Semi-Annual Re-port"). The Annual Report and the Semi-Annual Report should be read in con-junction with the financial statements and related notes incorporated by ref-erence and attached to the Statement of Additional Information.

  Financial Square Municipal Money Market and Financial Square Premium Money Market Funds had no operations during the periods shown. Accordingly, there are no selected per share data and ratios presented for these Funds.

Goldman Sachs Trust--Financial Square Funds
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
Selected Data for a Share Outstanding Throughout Each Period
Prime Obligations Fund

-------------------------------------------------------------------------------

                             INCOME FROM INVESTMENT OPERATIONS
                            ------------------------------------
                                                                                                     RATIO OF NET RATIO OF NET
                  NET ASSET            NET REALIZED     TOTAL                  NET ASSET             EXPENSES TO   INVESTMENT
                  VALUE AT     NET         GAIN      INCOME FROM DISTRIBUTIONS VALUE AT                AVERAGE     INCOME TO
                  BEGINNING INVESTMENT ON INVESTMENT INVESTMENT       TO          END      TOTAL         NET      AVERAGE NET
                  OF PERIOD   INCOME   TRANSACTIONS  OPERATIONS  SHAREHOLDERS  OF PERIOD RETURN(A)      ASSETS       ASSETS
             -------------------------------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JUNE 30, (UNAUDITED)
---------------------------------------------
1997-FST
shares..........    $1.00    $0.0267      $  --        $0.0267     $(0.0267)     $1.00     5.53%(b)      0.18%(b)     5.39%(b)
1997-FST Pre-
ferred Shares...     1.00     0.0262         --         0.0262      (0.0262)      1.00     5.42(b)       0.28(b)      5.31(b)
1997-FST Admin-
istration
shares..........     1.00     0.0255         --         0.0255      (0.0255)      1.00     5.27(b)       0.43(b)      5.15(b)
1997-FST Service
shares..........     1.00     0.0243         --         0.0243      (0.0243)      1.00     5.00(b)       0.68(b)      4.90(b)
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1996-FST shares.     1.00     0.0529         --         0.0529      (0.0529)      1.00     5.41          0.18         5.29
1996-FST Pre-
ferred
shares(c).......     1.00     0.0346         --         0.0346      (0.0346)      1.00     5.28(b)       0.28(b)      5.19(b)
1996-FST Admin-
istration
shares..........     1.00     0.0506         --         0.0506      (0.0506)      1.00     5.14          0.43         5.06
1996-FST Service
shares..........     1.00     0.0478         --         0.0478      (0.0478)      1.00     4.88          0.68         4.78
1995-FST shares.     1.00     0.0586         --         0.0586      (0.0586)      1.00     6.02          0.18         5.86
1995-FST Admin-
istration
shares..........     1.00     0.0559         --         0.0559      (0.0559)      1.00     5.75          0.43         5.59
1995-FST Service
shares..........     1.00     0.0533         --         0.0533      (0.0533)      1.00     5.49          0.68         5.33
FOR THE PERIOD ENDED DECEMBER 31,
---------------------------------
1994-FST
shares(d).......     1.00     0.0401         --         0.0401      (0.0401)      1.00     4.38(b)       0.18(b)      4.38(b)
1994-FST Admin-
istration
shares(d).......     1.00     0.0383         --         0.0383      (0.0383)      1.00     4.12(b)       0.43(b)      4.18(b)
1994-FST Service
shares(d).......     1.00     0.0364         --         0.0364      (0.0364)      1.00     3.86(b)       0.68(b)      3.98(b)
FOR THE YEARS ENDED JANUARY 31,
-------------------------------
1994-FST shares.     1.00     0.0311      0.0002        0.0313      (0.0313)      1.00     3.18          0.17         3.11
1994-FST Admin-
istration
shares..........     1.00     0.0286      0.0002        0.0288      (0.0288)      1.00     2.92          0.42         2.86
1994-FST Service
shares..........     1.00     0.0261      0.0002        0.0263      (0.0263)      1.00     2.66          0.67         2.61
1993-FST shares.     1.00     0.0360      0.0007        0.0367      (0.0367)      1.00     3.75          0.18         3.60
1993-FST Admin-
istration
shares(e).......     1.00     0.0068      0.0001        0.0069      (0.0069)      1.00     3.02(b)       0.44(b)      2.96(b)
1993-FST Service
shares..........     1.00     0.0301      0.0007        0.0308      (0.0308)      1.00     3.23          0.68         3.01
1992-FST shares.     1.00     0.0572      0.0002        0.0574      (0.0574)      1.00     5.99          0.18         5.72
1992-FST Service
shares(e).......     1.00     0.0027         --         0.0027      (0.0027)      1.00     4.10(b)       0.66(b)      4.10(b)
FOR THE PERIOD MARCH 8, 1990(F) THROUGH JANUARY 31,
---------------------------------------------------
1991-FST shares.     1.00     0.0727         --         0.0727      (0.0727)      1.00     8.27(b)       0.18(b)      8.04(b)
                                RATIOS ASSUMING NO
                              WAIVER OF FEES AND NO
                               EXPENSE LIMITATIONS
                             -------------------------
                     NET                  RATIO OF NET
                  ASSETS AT   RATIO OF     INVESTMENT
                     END     EXPENSES TO   INCOME TO
                  OF PERIOD  AVERAGE NET  AVERAGE NET
                  (IN 000'S)   ASSETS        ASSETS
             -------------------------------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JUNE 30, (UNAUDITED)
---------------------------------------------
1997-FST
shares..........  $3,813,081    0.23%(b)      5.34%(b)
1997-FST Pre-
ferred Shares...     240,047    0.33(b)       5.26(b)
1997-FST Admin-
istration
shares..........     295,977    0.48(b)       5.10(b)
1997-FST Service
shares..........     121,165    0.73(b)       4.85(b)
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1996-FST shares.   3,901,797    0.23          5.24
1996-FST Pre-
ferred
shares(c).......     127,126    0.33(b)       5.14(b)
1996-FST Admin-
istration
shares..........     215,898    0.48          5.01
1996-FST Service
shares..........     115,154    0.73          4.73
1995-FST shares.   3,295,791    0.22          5.82
1995-FST Admin-
istration
shares..........     147,894    0.47          5.55
1995-FST Service
shares..........      65,278    0.72          5.29
FOR THE PERIOD ENDED DECEMBER 31,
---------------------------------
1994-FST
shares(d).......   2,774,849    0.24(b)       4.32(b)
1994-FST Admin-
istration
shares(d).......      66,113    0.49(b)       4.12(b)
1994-FST Service
shares(d).......      41,372    0.74(b)       3.92(b)
FOR THE YEARS ENDED JANUARY 31,
-------------------------------
1994-FST shares.   1,831,413    0.25          3.03
1994-FST Admin-
istration
shares..........      35,250    0.50          2.78
1994-FST Service
shares..........      14,001    0.75          2.53
1993-FST shares.     813,126    0.25          3.53
1993-FST Admin-
istration
shares(e).......       1,124    0.52(b)       2.88(b)
1993-FST Service
shares..........         336    0.75          2.94
1992-FST shares.     917,073    0.27          5.63
1992-FST Service
shares(e).......         118    0.74(b)       4.02(b)
FOR THE PERIOD MARCH 8, 1990(F) THROUGH JANUARY 31,
---------------------------------------------------
1991-FST shares.     578,495    0.28(b)       7.94(b)

----
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the invest-ment at the net asset value at the end of the period.
(b) Annualized.
(c) FST Preferred share activity commenced on May 1, 1996.
(d) The information presented reflects eleven months of operations due to a change in fiscal year end. This change was caused by the reorganization of the funds as a series of Goldman Sachs Money Market Trust.
(e) FST Administration share and FST Service share activity commenced during November of 1992 and January of 1992, respectively.
(f) Commencement of operations.

Goldman Sachs Trust--Financial Square Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Share Outstanding Throughout Each Period
Money Market Fund

--------------------------------------------------------------------------------

                             INCOME FROM INVESTMENT OPERATIONS
                            ------------------------------------
                                                                                                                  RATIO OF NET
                  NET ASSET            NET REALIZED     TOTAL                  NET ASSET             RATIO OF NET  INVESTMENT
                  VALUE AT     NET         GAIN      INCOME FROM DISTRIBUTIONS VALUE AT              EXPENSES TO   INCOME TO
                  BEGINNING INVESTMENT ON INVESTMENT INVESTMENT       TO          END      TOTAL     AVERAGE NET  AVERAGE NET
                  OF PERIOD   INCOME   TRANSACTIONS  OPERATIONS  SHAREHOLDERS  OF PERIOD RETURN(A)      ASSETS       ASSETS
           ----------------------------------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JUNE 30, (UNAUDITED)
----------------------
1997-FST
shares..........    $1.00    $0.0269      $   --       $0.0269     $(0.0269)     $1.00     5.57%(b)      0.18%(b)     5.44%(b)
1997-FST Pre-
ferred Shares...     1.00     0.0264          --        0.0264      (0.0264)      1.00     5.46(b)       0.28(b)      5.36(b)
1997-FST Admin-
istration
shares..........     1.00     0.0257          --        0.0257      (0.0257)      1.00     5.30(b)       0.43(b)      5.18(b)
1997-FST Service
shares..........     1.00     0.0244          --        0.0244      (0.0244)      1.00     5.04(b)       0.68(b)      4.93(b)
FOR THE YEARS ENDED DECEMBER 31,
----------------
1996-FST shares.     1.00     0.0533      0.0001        0.0534      (0.0534)      1.00     5.45          0.18         5.33
1996-FST
Preferred
shares(c).......     1.00     0.0348        --          0.0348      (0.0348)      1.00     5.31(b)       0.28(b)      5.23(b)
1996-FST
Administration
shares..........     1.00     0.0504      0.0001        0.0505      (0.0505)      1.00     5.19          0.43         5.04
1996-FST Service
shares..........     1.00     0.0484        --          0.0484      (0.0484)      1.00     4.93          0.68         4.84
1995-FST shares.     1.00     0.0589        --          0.0589      (0.0589)      1.00     6.07          0.15         5.89
1995-FST
Administration
shares..........     1.00     0.0561        --          0.0561      (0.0561)      1.00     5.80          0.40         5.61
1995-FST Service
shares(d).......     1.00     0.0231        --          0.0231      (0.0231)      1.00     5.41(b)       0.65(b)      4.93(b)
FOR THE PERIOD ENDED
DECEMBER 31,
--------------------
1994-FST
shares(d).......     1.00     0.0305        --          0.0305      (0.0305)      1.00     4.91(b)       0.11(b)      4.88(b)
1994-FST
Administration
shares(d).......     1.00     0.0298        --          0.0298      (0.0298)      1.00     4.65(b)       0.36(b)      4.82(b)
                                RATIOS ASSUMING NO
                              WAIVER OF FEES AND NO
                               EXPENSE LIMITATIONS
                             -------------------------
                     NET                  RATIO OF NET
                  ASSETS AT   RATIO OF     INVESTMENT
                     END     EXPENSES TO   INCOME TO
                  OF PERIOD  AVERAGE NET  AVERAGE NET
                  (IN 000'S)   ASSETS        ASSETS
           ----------------------------------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JUNE 30, (UNAUDITED)
----------------------
1997-FST
shares..........  $3,992,002    0.23%(b)      5.39%(b)
1997-FST Pre-
ferred Shares...      43,759    0.33(b)       5.31(b)
1997-FST Admin-
istration
shares..........     276,152    0.48(b)       5.13(b)
1997-FST Service
shares..........     290,345    0.73(b)       4.88(b)
FOR THE YEARS ENDED DECEMBER 31,
----------------
1996-FST shares.   2,540,366    0.23          5.28
1996-FST
Preferred
shares(c).......      17,510    0.33(b)       5.18(b)
1996-FST
Administration
shares..........     165,766    0.48          4.99
1996-FST Service
shares..........     234,376    0.73          4.79
1995-FST shares.   2,069,197    0.23          5.81
1995-FST
Administration
shares..........     137,412    0.48          5.53
1995-FST Service
shares(d).......       4,219    0.73(b)       4.85(b)
FOR THE PERIOD ENDED
DECEMBER 31,
--------------------
1994-FST
shares(d).......     862,971    0.25(b)       4.74(b)
1994-FST
Administration
shares(d).......      66,560    0.50(b)       4.68(b)

----
(a)Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(b)Annualized.
(c)FST Preferred share activity commenced on May 1, 1996.
(d)FST, FST Administration and FST Service share activity commenced May 18, 1994, May 20, 1994 and July 14, 1995, respectively.

Goldman Sachs Trust--Financial Square Funds
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Share Outstanding Throughout Each Period
Treasury Obligations Fund

-------------------------------------------------------------------------------

                             INCOME FROM INVESTMENT OPERATIONS
                            ------------------------------------
                                                                                                                      RATIO OF NET
                  NET ASSET            NET REALIZED     TOTAL                                            RATIO OF NET  INVESTMENT
                  VALUE AT     NET      GAIN (LOSS)  INCOME FROM DISTRIBUTIONS   NET ASSET               EXPENSES TO   INCOME TO
                  BEGINNING INVESTMENT ON INVESTMENT INVESTMENT       TO         VALUE AT      TOTAL     AVERAGE NET  AVERAGE NET
                  OF PERIOD   INCOME   TRANSACTIONS  OPERATIONS  SHAREHOLDERS  END OF PERIOD RETURN(A)      ASSETS       ASSETS
          ------------------------------------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JUNE 30, (UNAUDITED)
---------------------------------------------
1997-FST
shares..........    $1.00    $0.0262      $0.0001      $0.0263     $(0.0263)       $1.00       5.43%(b)      0.18%(b)     5.28%(b)
1997-FST Pre-
ferred shares ..     1.00     0.0257       0.0001       0.0258      (0.0258)        1.00       5.32(b)       0.28(b)      5.18(b)
1997-FST Admin-
istration shares
 ................     1.00     0.0249       0.0001       0.0250      (0.0250)        1.00       5.16(b)       0.43(b)      5.03(b)
1997-FST Service
shares .........     1.00     0.0237       0.0001       0.0238      (0.0238)        1.00       4.90(b)       0.68(b)      4.78(b)
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1996-FST shares.     1.00     0.0522       0.0003       0.0525      (0.0524)        1.00       5.35          0.18         5.22
1996-FST
Preferred
shares(c).......     1.00     0.0342       0.0001       0.0343      (0.0343)        1.00       5.24(b)       0.28(b)      5.11(b)
1996-FST
Administration
shares..........     1.00     0.0497       0.0002       0.0499      (0.0498)        1.00       5.09          0.43         4.97
1996-FST Service
shares..........     1.00     0.0472       0.0002       0.0474      (0.0474)        1.00       4.83          0.68         4.72
1995-FST shares.     1.00     0.0573       0.0005       0.0578      (0.0578)        1.00       5.96          0.18         5.73
1995-FST
Administration
shares..........     1.00     0.0547       0.0005       0.0552      (0.0552)        1.00       5.69          0.43         5.47
1995-FST Service
shares..........     1.00     0.0521       0.0005       0.0526      (0.0526)        1.00       5.43          0.68         5.21
FOR THE PERIOD ENDED DECEMBER 31,
---------------------------------
1994-FST
shares(d).......     1.00     0.0379      (0.0001)      0.0378      (0.0378)        1.00       4.23(b)       0.18(b)      4.13(b)
1994-FST
Administration
shares(d).......     1.00     0.0388      (0.0001)      0.0387      (0.0387)        1.00       3.97(b)       0.43(b)      4.24(b)
1994-FST Service
shares(d).......     1.00     0.0349      (0.0001)      0.0348      (0.0348)        1.00       3.71(b)       0.68(b)      3.82(b)
FOR THE YEARS ENDED JANUARY 31,
-------------------------------
1994-FST shares.     1.00     0.0301       0.0007       0.0308      (0.0307)        1.00       3.11          0.17         3.01
1994-FST
Administration
shares..........     1.00     0.0276       0.0006       0.0282      (0.0281)        1.00       2.85          0.42         2.76
1994-FST Service
shares..........     1.00     0.0251       0.0008       0.0259      (0.0256)        1.00       2.60          0.67         2.51
1993-FST shares.     1.00     0.0342       0.0012       0.0354      (0.0355)        1.00       3.69          0.18         3.42
1993-FST
Administration
shares(e) ......     1.00     0.0009        --          0.0009      (0.0009)        1.00       2.83(b)       0.43(b)      2.83(b)
1993-FST Service
shares..........     1.00     0.0296       0.0016       0.0312      (0.0309)        1.00       3.17          0.68         2.96
1992-FST shares.     1.00     0.0549       0.0015       0.0564      (0.0561)        1.00       5.84          0.18         5.49
1992-FST Service
shares(e).......     1.00     0.0113       0.0006       0.0119      (0.0116)        1.00       4.47(b)       0.68(b)      3.77(b)
FOR THE PERIOD MARCH 8, 1990(F) THROUGH JANUARY 31,
---------------------------------------------------
1991-FST shares.     1.00     0.0600       0.0006       0.0606      (0.0605)        1.00       8.06(b)       0.21(b)      7.74(b)
                                RATIOS ASSUMING NO
                              WAIVER OF FEES AND NO
                               EXPENSE LIMITATIONS
                             -------------------------
                     NET                  RATIO OF NET
                  ASSETS AT   RATIO OF     INVESTMENT
                     END     EXPENSES TO   INCOME TO
                  OF PERIOD  AVERAGE NET  AVERAGE NET
                  (IN 000'S)   ASSETS        ASSETS
          ------------------------------------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JUNE 30, (UNAUDITED)
---------------------------------------------
1997-FST
shares..........  $2,140,063    0.24%(b)      5.22%(b)
1997-FST Pre-
ferred shares ..       2,826    0.34(b)       5.12(b)
1997-FST Admin-
istration shares
 ................     638,287    0.49(b)       4.97(b)
1997-FST Service
shares .........     232,548    0.74(b)       4.72(b)
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1996-FST shares.   2,291,051    0.24          5.16
1996-FST
Preferred
shares(c).......      46,637    0.34(b)       5.05(b)
1996-FST
Administration
shares..........     536,895    0.49          4.91
1996-FST Service
shares..........     220,560    0.74          4.66
1995-FST shares.   1,587,715    0.23          5.68
1995-FST
Administration
shares..........     283,186    0.48          5.42
1995-FST Service
shares..........     139,117    0.73          5.16
FOR THE PERIOD ENDED DECEMBER 31,
---------------------------------
1994-FST
shares(d).......     958,196    0.25(b)       4.06(b)
1994-FST
Administration
shares(d).......      82,124    0.50(b)       4.17(b)
1994-FST Service
shares(d).......      81,162    0.75(b)       3.75(b)
FOR THE YEARS ENDED JANUARY 31,
-------------------------------
1994-FST shares.     812,420    0.24          2.94
1994-FST
Administration
shares..........      24,485    0.49          2.69
1994-FST Service
shares..........      35,656    0.74          2.44
1993-FST shares.     776,181    0.26          3.34
1993-FST
Administration
shares(e) ......           1    0.51(b)       2.75(b)
1993-FST Service
shares..........       5,155    0.76          2.88
1992-FST shares.     413,171    0.28          5.39
1992-FST Service
shares(e).......       3,634    0.78(b)       3.67(b)
FOR THE PERIOD MARCH 8, 1990(F) THROUGH JANUARY 31,
---------------------------------------------------
1991-FST shares.     229,988    0.34(b)       7.61(b)

----
(a)Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(b)Annualized.
(c)FST Preferred share activity commenced on May 1, 1996.
(d)The information presented reflects eleven months of operations due to a change in fiscal year end. This change was caused by the reorganization of the funds as a series of Goldman Sachs Money Market Trust.
(e)FST Administration and FST Service share activity commenced during January of 1993 and October of 1991, respectively.
(f)Commencement of operations.

Goldman Sachs Trust--Financial Square Funds
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Share Outstanding Throughout Each Period
Treasury Instruments Fund
-------------------------------------------------------------------------------

                             INCOME FROM INVESTMENT OPERATIONS
                            ------------------------------------
                                                                                                                  RATIO OF NET
                  NET ASSET            NET REALIZED     TOTAL                  NET ASSET             RATIO OF NET  INVESTMENT
                  VALUE AT     NET         GAIN      INCOME FROM DISTRIBUTIONS VALUE AT              EXPENSES TO   INCOME TO
                  BEGINNING INVESTMENT ON INVESTMENT INVESTMENT       TO          END      TOTAL     AVERAGE NET  AVERAGE NET
                  OF PERIOD   INCOME   TRANSACTIONS  OPERATIONS  SHAREHOLDERS  OF PERIOD RETURN(A)      ASSETS       ASSETS
           ----------------------------------------------------------------------------------------------------------------
FOR THE PERIOD ENDED JUNE 30, (UNAUDITED)
-----------------------
1997-FST
shares(c).......    $1.00    $ 0.0168     0.0002      $ 0.0170     $(0.0170)     $1.00     5.29%(b)      0.18%(b)     5.12%(b)
1997-FST Pre-
ferred shares
(c).............     1.00      0.0043     0.0002        0.0045      (0.0045)      1.00     5.19(b)       0.28(b)      5.04(b)
1997-FST Admin-
istration shares
(c).............     1.00      0.0122     0.0002        0.0124      (0.0124)      1.00     5.06(b)       0.43(b)      4.89(b)
1997-FST Service
shares (c)......     1.00      0.0150     0.0002        0.0152      (0.0152)      1.00     4.73(b)       0.68(b)      4.63(b)
                               RATIOS ASSUMING NO
                             WAIVER OF FEES AND NO
                              EXPENSE LIMITATIONS
                            -------------------------
                     NET
                  ASSETS AT              RATIO OF NET
                     END     RATIO OF     INVESTMENT
                  OF PERIOD EXPENSES TO   INCOME TO
                     (IN    AVERAGE NET  AVERAGE NET
                   000'S)     ASSETS        ASSETS
           ----------------------------------------------------------------------------------------------------------------
FOR THE PERIOD ENDED JUNE 30, (UNAUDITED)
-----------------------
1997-FST
shares(c).......  $237,444     0.36%(b)      4.94%(b)
1997-FST Pre-
ferred shares
(c).............         2     0.46(b)       4.86(b)
1997-FST Admin-
istration shares
(c).............     1,132     0.61(b)       4.71(b)
1997-FST Service
shares (c)......    35,901     0.86(b)       4.45(b)

----
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(b) Annualized.
(c) FST Share, FST Preferred Share, FST Administration Share, and FST Service Share activity commenced March 3, 1997, May 30, 1997, April 1, 1997, and March 5, 1997, respectively.

Goldman Sachs Trust--Financial Square Funds
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Share Outstanding Throughout Each Period
Government Fund

-------------------------------------------------------------------------------


                                                INCOME FROM INVESTMENT OPERATIONS
                                             ----------------------------------------

                                   NET ASSET                                 TOTAL
                                   VALUE AT     NET     NET REALIZED GAIN INCOME FROM DISTRIBUTIONS  NET ASSET
                                   BEGINNING INVESTMENT   ON INVESTMENT   INVESTMENT       TO       VALUE AT END   TOTAL
                                   OF PERIOD   INCOME     TRANSACTIONS    OPERATIONS  SHAREHOLDERS   OF PERIOD   RETURN(A)
          -----------------------------------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JUNE 30, (UNAUDITED)
---------------------------------------------
1997-FST shares......                $1.00    $ 0.0264       $0.0001       $ 0.0265     $(0.0265)      $1.00       5.47%(b)
1997-FST Preferred
shares...............                 1.00      0.0259        0.0001         0.0260      (0.0260)       1.00       5.37(b)
1997-FST Administra-
tion shares..........                 1.00      0.0251        0.0001         0.0252      (0.0252)       1.00       5.21(b)
1997-FST Service
shares...............                 1.00      0.0239        0.0001         0.0240      (0.0240)       1.00       4.95(b)
FOR THE YEARS ENDED
DECEMBER 31,
-------------------
1996-FST shares......                 1.00      0.0525        0.0001         0.0526      (0.0526)       1.00       5.38
1996-FST Preferred
shares(c)............                 1.00      0.0344        0.0001         0.0345      (0.0345)       1.00       5.26(b)
1996-FST Administra-
tion shares..........                 1.00      0.0501        0.0001         0.0502      (0.0502)       1.00       5.12
1996-FST Service
shares...............                 1.00      0.0474        0.0001         0.0475      (0.0475)       1.00       4.86
1995-FST shares......                 1.00      0.0581        0.0001         0.0582      (0.0582)       1.00       6.00
1995-FST Administra-
tion shares..........                 1.00      0.0554        0.0001         0.0555      (0.0555)       1.00       5.74
1995-FST Service
shares(d)............                 1.00      0.0320         --            0.0320      (0.0320)       1.00       5.40(b)
FOR THE PERIOD ENDED DECEMBER 31,
---------------------------------
1994-FST shares(e)...                 1.00      0.0424         --            0.0424      (0.0424)       1.00       4.36(b)
1994-FST Administra-
tion shares(e).......                 1.00      0.0426         --            0.0426      (0.0426)       1.00       4.10(b)
FOR THE PERIOD ENDED
JANUARY 31,
--------------------
1993-FST shares(d)...                 1.00      0.0256        0.0001         0.0257      (0.0257)       1.00       3.14(b)
1993-FST Administra-
tion shares(d).......                 1.00      0.0120        0.0001         0.0121      (0.0121)       1.00       2.87(b)


                                                                                RATIOS ASSUMING NO
                                                                              WAIVER OF FEES AND NO
                                                                               EXPENSE LIMITATIONS
                                                                             -------------------------
                                                  RATIO OF NET                            RATIO OF NET
                                     RATIO OF NET  INVESTMENT       NET       RATIO OF     INVESTMENT
                                     EXPENSES TO   INCOME TO   ASSETS AT END EXPENSES TO   INCOME TO
                                     AVERAGE NET  AVERAGE NET    OF PERIOD   AVERAGE NET  AVERAGE NET
                                        ASSETS       ASSETS     (IN 000'S)     ASSETS        ASSETS
          ---------------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JUNE 30, (UNAUDITED)
---------------------------------------------
1997-FST shares......                0.18%(b)     5.33%(b)  $1,222,437      0.22%(b)      5.29%(b)
1997-FST Preferred
shares...............                0.28(b)      5.32(b)       48,896      0.32(b)       5.28(b)
1997-FST Administra-
tion shares..........                0.43(b)      5.07(b)      190,742      0.47(b)       5.03(b)
1997-FST Service
shares...............                0.68(b)      4.83(b)      603,520      0.72(b)       4.79(b)
FOR THE YEARS ENDED
DECEMBER 31,
-------------------
1996-FST shares......                0.18         5.25         858,769      0.24          5.19
1996-FST Preferred
shares(c)............                0.28(b)      5.14(b)          112      0.34(b)       5.08(b)
1996-FST Administra-
tion shares..........                0.43         5.01         145,108      0.49          4.95
1996-FST Service
shares...............                0.68         4.74         223,554      0.74          4.68
1995-FST shares......                0.18         5.81         743,884      0.24          5.75
1995-FST Administra-
tion shares..........                0.43         5.54          82,386      0.49          5.48
1995-FST Service
shares(d)............                0.68(b)      5.08(b)       14,508      0.74(b)       5.02(b)
FOR THE PERIOD ENDED DECEMBER 31,
---------------------------------
1994-FST shares(e)...                0.15(b)      4.64(b)      258,350      0.25(b)       4.54(b)
1994-FST Administra-
tion shares(e).......                0.40(b)      4.67(b)       54,253      0.50(b)       4.57(b)
FOR THE PERIOD ENDED
JANUARY 31,
--------------------
1993-FST shares(d)...                0.08(b)      3.10(b)       44,697      0.59(b)       2.59(b)
1993-FST Administra-
tion shares(d).......                0.35(b)      2.85(b)       14,126      0.76(b)       2.44(b)

----
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the invest-ment at the net asset value at the end of the period.
(b) Annualized.
(c) FST Preferred share activity commenced on May 1, 1996.
(d) FST share, FST Administration share and FST Service share activity com-menced April 6, 1993, September 1, 1993 and May 16, 1995, respectively.
(e) The information presented reflects eleven months of operations due to a change in fiscal year end. This change was caused by the reorganization of the funds as a series of Goldman Sachs Money Market Trust.

Goldman Sachs Trust--Financial Square Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Share Outstanding Throughout Each Period
Federal Fund
--------------------------------------------------------------------------------

                             INCOME FROM INVESTMENT OPERATIONS
                            -----------------------------------
                                                                                                                 RATIO OF NET
                  NET ASSET            NET REALIZED    TOTAL                  NET ASSET             RATIO OF NET  INVESTMENT
                  VALUE AT     NET       GAIN ON    INCOME FROM DISTRIBUTIONS VALUE AT              EXPENSES TO   INCOME TO
                  BEGINNING INVESTMENT  INVESTMENT  INVESTMENT       TO          END      TOTAL     AVERAGE NET  AVERAGE NET
                  OF PERIOD   INCOME   TRANSACTIONS OPERATIONS  SHAREHOLDERS  OF PERIOD RETURN(A)      ASSETS       ASSETS
         --------------------------------------------------------------------------------------------------------------------
FOR THE PERIOD ENDED JUNE 30,
(UNAUDITED)
-----------------------------
1997-FST
shares(c).......    $1.00    $ 0.0178      --        $ 0.0178     $ (0.0178)    $1.00     5.47%(b)      0.18%(b)     5.36%(b)
1997-FST Pre-
ferred
shares(c).......     1.00      0.0047      --          0.0047       (0.0047)     1.00     5.46(b)       0.28(b)      5.28(b)
1997-FST Admin-
istration
shares(c).......     1.00      0.0128      --          0.0128       (0.0128)     1.00     5.25(b)       0.43(b)      5.17(b)
1997-FST Service
shares(c).......     1.00      0.0131      --          0.0131       (0.0131)     1.00     4.99(b)       0.68(b)      4.90(b)
                              RATIOS ASSUMING NO
                            WAIVER OF FEES AND NO
                    NET      EXPENSE LIMITATIONS
                   ASSETS  -------------------------
                   AT END               RATIO OF NET
                     OF     RATIO OF     INVESTMENT
                   PERIOD  EXPENSES TO   INCOME TO
                    (IN    AVERAGE NET  AVERAGE NET
                   000'S)    ASSETS        ASSETS
         --------------------------------------------------------------------------------------------------------------------
FOR THE PERIOD ENDED JUNE 30,
(UNAUDITED)
-----------------------------
1997-FST
shares(c).......  $714,024    0.36%(b)      5.18%(b)
1997-FST Pre-
ferred
shares(c).......         2    0.46(b)       5.10(b)
1997-FST Admin-
istration
shares(c).......   137,933    0.61(b)       4.99(b)
1997-FST Service
shares(c).......   122,323    0.86(b)       4.72(b)

----
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(b) Annualized.
(c) FST share, FST Preferred share, FST Administration share, and FST Service share activity commenced February 28, 1997, May 30, 1997, April 1, 1997 and March 25, 1997, respectively.

Goldman Sachs Trust--Financial Square Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Share Outstanding Throughout Each Period
Tax-Free Money Market Fund

--------------------------------------------------------------------------------


                                     INCOME FROM INVESTMENT OPERATIONS
                                     ---------------------------------------
                              NET                      NET         TOTAL
                             ASSET     NET          REALIZED      INCOME                     NET ASSET             RATIO OF NET
                           VALUE AT  INVEST-         GAIN ON       FROM        DISTRIBUTIONS VALUE AT              EXPENSES TO
                           BEGINNING   MENT        INVESTMENT   INVESTMENT          TO        END OF     TOTAL     AVERAGE NET
                           OF PERIOD  INCOME      TRANSACTIONS  OPERATIONS     SHAREHOLDERS   PERIOD   RETURN (A)     ASSETS
                           ----------------------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JUNE 30, (UNAUDITED)
---------------------------------------------
1997-FST
shares..........             $1.00   $     0.0170           --   $     0.0170    $(0.0170)     $1.00      3.49%(b)     0.18%(b)
1997-FST Pre-
ferred shares...              1.00         0.0165           --         0.0165     (0.0165)      1.00      3.39(b)      0.28(b)
1997-FST Admin-
istration
shares..........              1.00         0.0158           --         0.0158     (0.0158)      1.00      3.23(b)      0.43(b)
1997-FST Service
shares..........              1.00         0.0146           --         0.0146     (0.0146)      1.00      2.97(b)      0.68(b)
FOR THE YEARS
ENDED DECEMBER
31,
--------------
1996-FST shares.              1.00         0.0335          --          0.0335     (0.0335)      1.00      3.39         0.18
1996-FST Pre-
ferred
shares(c).......              1.00         0.0218          --          0.0218     (0.0218)      1.00      3.30(b)      0.28(b)
1996-FST Admin-
istration
shares..........              1.00         0.0310          --          0.0310     (0.0310)      1.00      3.13         0.43
1996-FST Service
shares..........              1.00         0.0285          --          0.0285     (0.0285)      1.00      2.88         0.68
1995-FST shares.              1.00         0.0381          --          0.0381     (0.0381)      1.00      3.89         0.14
1995-FST Admin-
istration
shares..........              1.00         0.0354          --          0.0354     (0.0354)      1.00      3.63         0.39
1995-FST Service
shares..........              1.00         0.0332          --          0.0332     (0.0332)      1.00      3.38         0.64
FOR THE PERIOD
ENDED DECEMBER
31,
--------------
1994-FST
shares(d).......              1.00         0.0156          --          0.0156     (0.0156)      1.00      3.41(b)      0.07(b)
1994-FST
Administration shares(d).     1.00         0.0136          --          0.0136     (0.0136)      1.00      3.19(b)      0.32(b)
1994-FST Service
shares(d).......              1.00         0.0091          --          0.0091     (0.0091)      1.00      3.11(b)      0.57(b)
                                                       RATIOS ASSUMING NO
                                                     WAIVER OF FEES AND NO
                                                      EXPENSE LIMITATIONS
                                                    -------------------------
                            RATIO OF NET    NET                  RATIO OF NET
                             INVESTMENT  ASSETS AT   RATIO OF     INVESTMENT
                             INCOME TO     END OF   EXPENSES TO   INCOME TO
                            AVERAGE NET    PERIOD   AVERAGE NET  AVERAGE NET
                               ASSETS    (IN 000'S)   ASSETS        ASSETS
                            -------------------------------------------------
FOR THE SIX MONTHS ENDED JUNE 30, (UNAUDITED)
---------------------------------------------
1997-FST
shares..........                3.46%(b)  $731,783     0.22%(b)      3.42%(b)
1997-FST Pre-
ferred shares...                3.24(b)      5,468     0.32(b)       3.20(b)
1997-FST Admin-
istration
shares..........                3.25(b)     96,496     0.47(b)       3.21(b)
1997-FST Service
shares..........                2.94(b)     27,597     0.72(b)       2.90(b)
FOR THE YEARS
ENDED DECEMBER
31,
--------------
1996-FST shares.                3.35       440,838     0.23          3.30
1996-FST Pre-
ferred
shares(c).......                3.26(b)     28,731     0.33(b)       3.21(b)
1996-FST Admin-
istration
shares..........                3.10        51,661     0.48          3.05
1996-FST Service
shares..........                2.85        19,855     0.73          2.80
1995-FST shares.                3.81       448,367     0.24          3.71
1995-FST Admin-
istration
shares..........                3.54        20,939     0.49          3.44
1995-FST Service
shares..........                3.32        19,860     0.74          3.22
FOR THE PERIOD
ENDED DECEMBER
31,
--------------
1994-FST
shares(d).......                3.42(b)    183,570     0.31(b)       3.18(b)
1994-FST
Administration shares(d).       3.25(b)      2,042     0.56(b)       3.01(b)
1994-FST Service
shares(d).......                3.32(b)      2,267     0.81(b)       3.08(b)

--------------
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(b) Annualized.
(c) FST Preferred share activity commenced on May 1, 1996.
(d) FST share, FST Administration share and FST Service share activity com-menced July 19, 1994, August 1, 1994 and September 23, 1994, respectively.

                         AN INTRODUCTION TO THE FUNDS

  THE TRUST: The Trust is a no-load, open-end, management investment company registered under the Investment Company Act of 1940, as amended (the "Invest-ment Company Act"). Each Fund is a separate pool of assets which pursues its investment objective through separate investment policies, as described below.

  THE ADVISER: Goldman Sachs Asset Management, a separate operating division of Goldman, Sachs & Co. ("Goldman Sachs"), serves as the Funds' investment ad-viser (the "Adviser" or "GSAM").

  THE DISTRIBUTOR: Goldman Sachs, which serves as the Funds' distributor and transfer agent, is one of the largest international investment banking and brokerage firms in the United States.

  THE INVESTORS: The Funds are designed for institutional investors seeking a high rate of return, a stable net asset value and convenient liquidation priv-ileges. The Funds are particularly suitable for banks, corporations and other financial institutions that seek investment of short-term funds for their own accounts or for the accounts of their customers. Shares of the Government Fund are intended to qualify as eligible investments for Federally chartered credit unions pursuant to Sections 107(7), 107(8) and 107(15) of the Federal Credit Union Act, Part 703 of the National Credit Union Administration ("NCUA") Rules and Regulations and NCUA Letter Number 155. The Fund intends to review changes in the applicable laws, rules and regulations governing eligible investments for federally chartered credit unions, and to take such action as may be nec-essary so that the investments of the Fund qualify as eligible investments un-der the Federal Credit Union Act and the regulations thereunder. Shares of the Government Fund, however, may or may not qualify as eligible investments for particular state chartered credit unions. State chartered credit unions should consult qualified legal counsel to determine whether the Government Fund is a permissible investment under the law applicable to it.

  THE FUNDS: Each Fund's securities are valued by the amortized cost method as permitted by a rule ("Rule 2a-7") of the Securities and Exchange Commission ("SEC"). Under such rule, each Fund may invest only in securities that are de-termined to present minimal credit risk and meet certain other criteria.

    TAXABLE FUNDS: Prime Obligations, Money Market, Premium Money Market, Treasury Obligations and Government Funds.

    TAX ADVANTAGED FUNDS: Treasury Instruments and Federal Funds.

    TAX-EXEMPT FUNDS: Tax-Free Money Market and Municipal Money Market Funds.

    INVESTMENT OBJECTIVES AND POLICIES FOR TAXABLE, TAX-ADVANTAGED AND TAX-EXEMPT FUNDS: To maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing ex-clusively in high quality money market instruments. In order to obtain a rating from a rating organization, the Premium Money Market Fund will ob-serve special investment restrictions. The Treasury Instruments and Federal Funds pursue their objectives by limiting their investments to certain U.S. Treasury Obligations and U.S. Government Securities (each as defined here-in), respectively, the interest from which is generally exempt from state income taxation. Each investor should consult his or her tax adviser to de-termine whether distributions from the Treasury Instruments and Federal Funds (and any other Fund that may hold such obligations) derived from in-terest on such obligations are exempt from state income taxation in the in-vestor's own state.

  NET ASSET VALUE: Each Fund seeks to maintain a stable net asset value of $1.00 per share.

  MAXIMUM REMAINING MATURITY OF PORTFOLIO INVESTMENTS: Thirteen months at the time of purchase.

  DOLLAR-WEIGHTED AVERAGE PORTFOLIO MATURITY ("WAM"): Not more than ninety days as required by Rule 2a-7.

  FIRST TIER SECURITIES: Each Fund may purchase securities which are rated (or that have been issued by an issuer that is rated with respect to a class of short-term debt obligations, or any security within that class, comparable in priority and quality with such securities) in the highest short-term rating category by at least two NRSROs (as defined below), or if only one NRSRO has assigned a rating, by that NRSRO. U.S. Government Securities as defined herein are considered First Tier Securities.

  SECOND TIER SECURITIES: The Tax-Exempt Funds may purchase securities which are not First Tier Securities but which are rated in the top two short-term rating categories by at least two NRSROs, or if only one NRSRO has assigned a rating, by that NRSRO. The Taxable Funds will not invest in a security which is a Second Tier Security at the time of purchase.

  UNRATED SECURITIES: To the extent permitted by Rule 2a-7, unrated securities may be purchased if they are deemed to be of comparable quality to First Tier Securities, or to the extent that a Fund may purchase Second Tier Securities, comparable in quality to Second Tier Securities.

  NRSROS: Nationally Recognized Statistical Rating Organizations include Stan-dard & Poor's Ratings Group ("S&P"), Moody's Investors Service, Inc. ("Moody's"), Fitch Investors Services, Inc., Duff and Phelps, Inc., IBCA Lim-ited and its affiliate IBCA Inc., and Thomson BankWatch, Inc. For a descrip-tion of each NRSRO's rating categories, see Appendix A to the Statement of Ad-ditional Information.

                           INVESTMENT POLICIES MATRIX

                                                                      SHORT-TERM
                                                                    OBLIGATIONS OF            ASSET-BACKED &   FOREIGN
                       US          US                                CORPORATIONS              RECEIVABLES-  GOVERNMENT
                    TREASURY   GOVERNMENT     BANK      COMMERCIAL    AND OTHER    REPURCHASE     BACKED     OBLIGATIONS
        FUND       OBLIGATIONS SECURITIES  OBLIGATIONS     PAPER       ENTITIES    AGREEMENTS  SECURITIES+      (US$)
------------------------------------------------------------------------------------------------------------------------
Prime Obligations      [_]         [_]         [_]          [_]          [_]           [_]         [_]
                                          U.S. banks                 U.S. entities
                                          only                       only
------------------------------------------------------------------------------------------------------------------------
Money Market           [_]         [_]         [_]          [_]          [_]           [_]         [_]          [_]
                                          Over 25% of   U.S. and     U.S. and
                                          total assets  foreign      foreign
                                          must be       (US$)        (US$)
                                          invested in   commercial   entities
                                          US and        paper
                                          Foreign (US$)
                                          Banks
------------------------------------------------------------------------------------------------------------------------
  Premium Money        [_]         [_]         [_]          [_]          [_]           [_]         [_]          [_]
   Market                                 Over 25% of   U.S. and     U.S. and
                                          total assets  foreign      foreign
                                          must be       (US$)        (US$)
                                          invested in   commercial   entities
                                          US and        paper
                                          Foreign (US$)
                                          Banks
------------------------------------------------------------------------------------------------------------------------
Treasury               [_]                                                             [_]
Obligations
------------------------------------------------------------------------------------------------------------------------
Treasury               [_]
Instruments
------------------------------------------------------------------------------------------------------------------------
Government             [_]         [_]                                                 [_]
------------------------------------------------------------------------------------------------------------------------
Federal                [_]         [_]                                             (Does not
                                                                                   intend to
                                                                                   invest)
------------------------------------------------------------------------------------------------------------------------
Tax-Free Money                                              [_]
Market                                                  Tax-exempt
                                                        only
------------------------------------------------------------------------------------------------------------------------
Municipal Money                                             [_]
Market                                                  Tax-exempt
                                                        only

Note: See "Description of Securities and Investment Techniques" for a descrip-tion of, and certain criteria applicable to, each of these categories of investments.
    +To the extent required by Rule 2a-7, asset-backed and receivables-backed securities will be rated by the requisite number of NRSROs.

---------------------------------------------------------------------------------------------------
                                                                      SUMMARY OF
  TAXABLE      TAX-EXEMPT       CREDIT      INVESTMENT    UNRATED    TAXATION FOR
MUNICIPALS     MUNICIPALS     QUALITY****   COMPANIES    SECURITIES DISTRIBUTIONS*  MISCELLANEOUS
---------------------------------------------------------------------------------------------------
    [_]                        First           [_]           [ ]    Taxable
                               Tier       Up to 10% of              federal and
                                          total assets              state**
                                          in other
                                          investment
                                          companies
---------------------------------------------------------------------------------------------------
    [_]                        First           [_]           [_]    Taxable        May invest in
                               Tier       Up to 10% of              federal and    obligations of
                                          total assets              state**        the
                                          in other                                 International
                                          investment                               Bank for
                                          companies                                Reconstruction
                                                                                   and Development
---------------------------------------------------------------------------------------------------
    [_]
                               First          [_]            [_]    Taxable        May invest in
                               Tier       Up to 10% of              federal and    obligations of
                                          total assets              state**        the
                                          in other                                 International
                                          investment                               Bank for
                                          companies                                Reconstruction
                                                                                   and Development
---------------------------------------------------------------------------------------------------

                               First          [_]                   Taxable
                               Tier       Up to 10% of              federal and
                                          total assets              state**
                                          in other
                                          investment
                                          companies
---------------------------------------------------------------------------------------------------
                               First          [_]                   Taxable
                               Tier       Up to 10% of              federal and
                                          total assets              generally
                                          in other                  exempt from
                                          investment                state taxation
                                          companies
---------------------------------------------------------------------------------------------------
                               First          [_]
                               Tier       Up to 10% of              Taxable
                                          total assets              federal and
                                          in other                  state**
                                          investment
                                          companies
---------------------------------------------------------------------------------------------------
                                                                                   Under
                               First          [_]                   Taxable        extraordinary
                               Tier       Up to 10% of              federal and    circumstances,
                                          total assets              generally      may hold cash,
                                          in other                  exempt from    U.S. Government
                                          investment                state taxation Securities
                                          companies                                subject to state
                                                                                   taxation or cash
                                                                                   equivalents
---------------------------------------------------------------------------------------------------

                 [_]           First or       [_]            [_]    Tax-exempt     May (but does
            At least 80% of    Second     Up to 10% of              federal and    not currently
            net assets in      Tier       total assets              taxable        intend to)
            Municipal                     in other                  state***       invest up to 20%
            Instruments                   investment                               in AMT
            (except in                    companies                                securities and
            extraordinary                                                          may temporarily
            circumstances)                                                         invest in the
                                                                                   taxable money
                                                                                   market
                                                                                   instruments
                                                                                   described herein
---------------------------------------------------------------------------------------------------

                 [_]           First or       [_]            [_]    Tax-exempt     May invest up to
            At least 80% of    Second     Up to 10% of              federal and    100% in AMT
            net assets in      Tier       total assets              taxable        securities and
            Municipal                     in other                  state***       may temporarily
            Instruments                   investment                               invest in the
            (except in                    companies                                taxable money
            extraordinary                                                          market
            circumstances)                                                         instruments
                                                                                   described herein
---------------------------------------------------------------------------------------------------

    * See "Taxes" below for an explanation of the tax consequences summarized in the table above.
   ** Taxable in many states except for distributions from U.S. Treasury obli-gation interest income and certain U.S. Government securities interest income.
  *** Taxable except for distributions from interest on obligations of an in-
      vestor's state of residence in certain states.
 **** To the extent permitted by Rule 2a-7, a Fund holding a security fully supported by a guarantee may substitute the credit quality of the guaran-tee in determining the credit quality of the security.

              DESCRIPTION OF SECURITIES AND INVESTMENT TECHNIQUES

U.S. TREASURY OBLIGATIONS

  "U.S. Treasury Obligations" are securities issued or guaranteed by the U.S. Treasury, payments of principal and interest on which are backed by the full faith and credit of the U.S. Government.

U.S. GOVERNMENT SECURITIES

  "U.S. Government Securities" are obligations issued or guaranteed by the U.S. Government, its agencies, authorities or instrumentalities. Unlike U.S. Treasury Obligations, securities issued or guaranteed by U.S. Government agen-cies, authorities or instrumentalities are supported either by (a) the full faith and credit of the U.S. Government (such as securities of the Government National Mortgage Association), (b) the right of the issuer to borrow from the Treasury (such as securities of the Student Loan Marketing Association), (c) the discretionary authority of the U.S. Government to purchase the agency's obligations (such as securities of the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation), or (d) only the credit of the issuer. No assurance can be given that the U.S. Government will provide finan-cial support to U.S. Government agencies, authorities or instrumentalities in the future. U.S. Government Securities may include zero coupon bonds. Such bonds may be purchased when yields are attractive.

  Securities guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities are deemed to include (a) secu-rities for which the payment of principal and interest is backed by an irrevo-cable letter of credit issued by the U.S. Government, its agencies, authori-ties or instrumentalities and (b) participations in loans made to foreign gov-ernments or their agencies that are so guaranteed. The secondary market for certain of these participations is limited. Such participations may therefore be regarded as illiquid.

  Each Fund may also invest in separately traded principal and interest compo-nents of securities guaranteed or issued by the U.S. Treasury if such compo-nents are traded independently under the Separate Trading of Registered Inter-est and Principal of Securities program ("STRIPS").

  The Treasury Instruments and Federal Funds invest in U.S. Treasury Obliga-tions and the Federal Fund may also invest in certain U.S. Government Securi-ties the interest from which is generally exempt from state income taxation. Securities generally eligible for this exemption include those issued by the U.S. Treasury and those issued by certain agencies, authorities or instrumen-talities of the U.S. Government, including the Federal Home Loan Banks, Fed-eral Farm Credit Banks, Tennessee Valley Authority and the Student Loan Mar-keting Association.

CUSTODIAL RECEIPTS

  Each Fund (other than the Treasury Obligations, Treasury Instruments, Gov-ernment and Federal Funds) may also acquire securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities in the form of custodial receipts that evidence ownership of future interest payments, principal payments or both on certain notes or bonds issued by the U.S. Government, its agencies, authorities or instrumentalities. For certain securities law purposes, custodial receipts are not considered ob-ligations of the U.S. Government.

U.S. AND FOREIGN BANK OBLIGATIONS

  The Prime Obligations, Money Market and Premium Money Market Funds may in-vest in "U.S. Bank Obligations" limited to securities issued or guaranteed by
U.S. banks (including certificates of deposit, commer     -
cial paper, unsecured bank promissory notes and bankers' acceptances) which have more than $1 billion in total assets at the time of purchase. Such obli-gations may also include debt obligations issued by U.S. subsidiaries of such banks.

  The Money Market and Premium Money Market Funds may also invest in "Foreign Bank Obligations" limited to U.S. dollar-denominated obligations issued or guaranteed (including fixed time deposits) by foreign banks which have more than $1 billion in total assets at the time of purchase, U.S. branches of such foreign banks (Yankee obligations), foreign branches of such foreign banks and foreign branches of U.S. banks having more than $1 billion in total assets at the time of purchase. Such bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the spe-cific obligations or by government regulation.

  The Money Market and Premium Money Market Funds will invest more than 25% of their total assets in bank obligations (whether foreign or domestic), includ-ing bank commercial paper. However, if adverse economic conditions prevail in the banking industry (such as substantial losses on loans, increases in non-performing assets and charge-offs and declines in total deposits) the Funds may, for defensive purposes, temporarily invest less than 25% of their total assets in bank obligations. As a result, the Funds may be especially affected by favorable and adverse developments in or related to the banking industry. The activities of U.S. banks and most foreign banks are subject to comprehen-sive regulations which, in the case of U.S. regulations, have undergone sub-stantial changes in the past decade. The enactment of new legislation or regu-lations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of domestic and foreign banks. Significant developments in the U.S. banking industry have included de-regulation of interest rates, increased competition from other types of finan-cial institutions, increased acquisition activity, geographic expansion and, during the late 1980's, an increased number of bank failures. Banks may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the market for real estate. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks. See "Foreign Government Obligations--For-eign Risks" below.

COMMERCIAL PAPER AND OTHER SHORT-TERM CORPORATE OBLIGATIONS

  The Prime Obligations, Money Market and Premium Money Market Funds may in-vest in "Commercial Paper" (including variable amount master demand notes and asset-backed commercial paper) which is payable in U.S. dollars and is issued or guaranteed by U.S. corporations, U.S. commercial banks, foreign corpora-tions (Money Market and Premium Money Market Funds only), foreign commercial banks (Money Market and Premium Money Market Funds only) or other entities. In addition, the Funds may invest in other short-term obligations (including short-term funding agreements) payable in U.S. dollars and issued or guaran-teed by U.S. corporations, foreign corporations (Money Market and Premium Money Market Funds only) or other entities.

ASSET-BACKED AND RECEIVABLES-BACKED SECURITIES

  The Prime Obligations, Money Market and Premium Money Market Funds may in-vest in "Asset-Backed and Receivables-Backed Securities" which represent par-ticipations in, or are secured by and payable from, pools of assets such as motor vehicle installment sale contracts, installment loan contracts, leases of various types of real and personal property, receivables from revolving credit (credit card) agreements and other categories of receivables. Such as-set pools are securitized through the use of privately-formed trusts or spe-cial purpose corporations. Payments or distributions of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit or a pool insurance policy is-sued by a financial institution, or other credit enhancements may be present. To the extent consistent with its investment objectives and policies, each of the Prime Obligations, Money Market and Money Market Plus Funds may invest in new types of mortgage-related securities and in other asset-backed securities that may be developed in the future.

FOREIGN GOVERNMENT OBLIGATIONS

  The Money Market and Premium Money Market Funds may invest in U.S. dollar-denominated obligations (limited to commercial paper and other notes) issued or guaranteed by a foreign government or any entity located or organized in a foreign country that maintains a short-term foreign currency rating in the highest short-term ratings category by the requisite number of NRSROs. The Money Market and Premium Money Market Funds may not invest more than 25% of their total assets in the securities of any one foreign government.

  FOREIGN RISKS. Investments in foreign securities and bank obligations may present a greater degree of risk than investments in securities of domestic issuers because of less publicly-available financial and other information, less securities regulation, potential imposition of foreign withholding and other taxes, war, expropriation or other adverse governmental actions. Foreign banks and their foreign branches are not regulated by U.S. banking authori-ties, and generally are not bound by the accounting, auditing and financial reporting standards applicable to U.S. banks.

MUNICIPAL OBLIGATIONS

  MUNICIPAL INSTRUMENTS. Obligations issued by or on behalf of states, terri-tories and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities, and the District of Columbia, the interest from which is, in the opinion of bond counsel, if any, excluded from gross income for federal income tax purposes.

  TYPES OF MUNICIPAL INSTRUMENTS:

                                        TAX-FREE MONEY MARKET AND
                                        MUNICIPAL MONEY MARKET FUNDS
     -------------------------------------------------------------------------
       FIXED RATE NOTES AND SIMILAR     In highest short-term or one of the
       DEBT INSTRUMENTS                 two highest long-term rating
                                        categories
     -------------------------------------------------------------------------
       VARIABLE AND FLOATING RATE       In highest short-term or one of the
       DEMAND INSTRUMENTS               two highest long-term rating
                                        categories
     -------------------------------------------------------------------------
       TAX-EXEMPT COMMERCIAL PAPER      In highest rating category
     -------------------------------------------------------------------------
       MUNICIPAL BONDS                  In one of the two highest rating
                                        categories
     -------------------------------------------------------------------------
       UNRATED NOTES, PAPER, BONDS AND  Determined to be of comparable quality
       OTHER INSTRUMENTS                by Adviser pursuant to criteria
                                        approved by the Trustees

  As a matter of fundamental policy, at least 80% of each of the Tax-Free Money Market and Municipal Money Market Fund's net assets will ordinarily be invested in Municipal Instruments. Each Tax-Exempt Fund may temporarily invest in taxable money market instruments when the Adviser believes that the market conditions dictate a defensive posture. Investments in taxable money market instruments will be limited to those meeting the quality standards of each Tax-Exempt Fund. The Prime Obligations, Money Market and Premium Money Market Funds may invest in short-term obligations issued or guaranteed by state and municipal governments when yields on such securities are attractive compared to other taxable investments.

  MUNICIPAL NOTES AND BONDS. Municipal notes include tax anticipation notes ("TANs"), revenue anticipation notes ("RANs"), bond anticipation notes ("BANs"), tax and revenue anticipation notes ("TRANs") and construction loan notes. Municipal bonds include general obligation bonds and revenue bonds. General obligation bonds are backed by the taxing power of the issuing munici-pality and are considered the safest type of bonds. Revenue bonds are backed by the revenues of a project or facility such as the tolls from a toll bridge. Revenue bonds also include lease rental revenue bonds which are issued by a state or local authority for capital projects and are secured by annual lease payments from the state or locality sufficient to cover debt service on the authority's obligations. Industrial development bonds (generally referred to under current tax law as "private activity bonds") are a specific type of rev-enue bond backed by the credit and security of a private user and therefore have more potential risk. Municipal bonds may be issued in a variety of forms, including commercial paper, tender option bonds and variable and floating rate securities.

  TENDER OPTION BONDS. A tender option bond is a Municipal Instrument (gener-ally held pursuant to a custodial arrangement) having a relatively long matu-rity and bearing interest at a fixed rate substantially higher than prevailing short-term, tax-exempt rates. The bond is typically issued in conjunction with the agreement of a third party, such as a bank, broker-dealer or other finan-cial institution, pursuant to which such institution grants the security holder the option, at periodic intervals, to tender its securities to the in-stitution and receive the face value thereof. As consideration for providing the option, the financial institution receives periodic fees equal to the dif-ference between the bond's fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the pre-vailing short-term, tax-exempt rate. However, an institution will not be obli-gated to accept tendered bonds in the event of certain defaults or a signifi-cant downgrading in the credit rating assigned to the issuer of the bond. The tender option will be taken into account in determining the maturity of the tender option bonds and a Fund's average portfolio maturity. There is a risk that a Fund will not be considered the owner of a tender option bond for fed-eral income tax purposes and thus will not be entitled to treat such interest as exempt from federal income tax.

  REVENUE ANTICIPATION WARRANTS. Revenue Anticipation Warrants ("RAWs") are issued in anticipation of the issuer's receipt of revenues and present the risk that such revenues will be insufficient to satisfy the issuer's payment obligations. The entire amount of principal and interest on RAWs is due at ma-turity. RAWs, including those with a maturity of more than 397 days, may also be repackaged as instruments which include a demand feature that permits the holder to sell the RAWs to a bank or other financial institution at a purchase price equal to par plus accrued interest on each interest rate reset date.

  FLOATING AND VARIABLE RATE OBLIGATIONS. The value of floating and variable rate obligations generally is more stable than that of fixed rate obligations in response to changes in interest rate levels. Variable and floating rate ob-ligations usually have demand features that permit the Funds to sell them at par value plus accrued interest upon short notice. The issuers or financial intermediaries providing demand features may support their ability to purchase the obligations by obtaining credit with liquidity supports. These may include lines of credit, which are conditional commitments to lend and letters of credit, which will ordinarily be irrevocable, both of which may be issued by domestic banks or foreign banks which have a branch, agency or subsidiary in the United States. When consider-ing whether an obligation meets a Fund's quality standards, the Fund will, to the extent permitted by Rule 2a-7, look to the creditworthiness of the party providing unconditional demand features or other unconditional obligations to support the credit of the issuer of the security. A Fund may consider the ma-turity of a variable or floating rate Municipal Instrument to be shorter than its ultimate stated maturity if the Fund has the right to demand prepayment of its principal at specified intervals prior to the security's ultimate stated maturity, subject to the conditions for using amortized cost valuation under the Investment Company Act. A Fund may purchase such variable or floating rate obligations from the issuers or may purchase certificates of participation, a type of floating or variable rate obligation, which are interests in a pool of debt obligations held by a bank or other financial institution.

  INDUSTRIAL DEVELOPMENT BONDS. The Funds (other than the Treasury Obliga-tions, Treasury Instruments, Government and Federal Funds) may invest in in-dustrial development bonds (generally referred to under current tax law as "private activity bonds"), the interest from which would be an item of tax preference when distributed as "exempt-interest dividends" to shareholders un-der the federal alternative minimum tax. See "Taxes" and "Distributions." Mu-nicipal Fund may invest up to 100% of its assets in private activity bonds. Tax-Free Fund does not currently intend to invest in such bonds. If Tax-Free Fund's policy not to invest in private activity bonds should change in the fu-ture, shareholders would be notified and such investments would not exceed 20% of Tax-Free Fund's net assets.

  OTHER POLICIES. Ordinarily the Tax-Exempt Funds expect that 100% of their portfolio securities will be Municipal Instruments. However, the Funds may hold cash or invest in short-term taxable securities as set forth above. Such Funds may invest 25% or more of the value of their respective total assets in Municipal Instruments which are related in such a way that an economic, busi-ness or political development or change affecting one Municipal Instrument would also affect the other Municipal Instruments. For example, the Tax-Exempt Funds may invest all of their respective assets in (a) Municipal Instruments the interest on which is paid solely from revenues from similar projects such as hospitals, electric utility systems, multi-family housing, nursing homes, commercial facilities (including hotels), steel companies or life care facili-ties, (b) Municipal Instruments whose issuers are in the same state or (c) in-dustrial development obligations. Concentration of a Fund's investments in these Municipal Instruments will subject the Fund, to a greater extent than if such investment was more limited, to the risks of adverse economic, business or political developments affecting any such state, industry or other area of concentration.

  Each Fund (other than the Treasury Obligations, Treasury Instruments, Gov-ernment and Federal Funds) may purchase Municipal Instruments which are backed by letters of credit, which will ordinarily be irrevocable, issued by domestic banks or foreign banks (excluding Prime Obligations Fund) which have a branch, agency or subsidiary in the United States. In addition, these Funds may ac-quire securities in the form of custodial receipts which evidence ownership of future interest payments, principal payments or both on obligations of certain state and local governments and authorities.

  In order to enhance the liquidity, stability, or quality of a Municipal In-strument, each Fund (other than the Treasury Obligations, Treasury Instru-ments, Government and Federal Funds) may acquire the right to sell the secu-rity to another party at a guaranteed price and date.

REPURCHASE AGREEMENTS

  Each Fund (other than the Treasury Instruments Fund) may only enter into re-purchase agreements with primary dealers in U.S. Government Securities. A re-purchase agreement is an agreement under which a Fund purchases securities and the seller agrees to repurchase the securities within a particular time at a specified price. Such price will exceed the original purchase price, the dif-ference being income to the Fund, and will be unrelated to the interest rate on the purchased security. A Fund's custodian or sub-custodian will maintain custody of the purchased securities for the duration of the agreement. The value of the purchased securities, including accrued interest, will at all times equal or exceed the value of the repurchase agreement. In the event of bankruptcy of the seller or failure of the seller to repurchase the securities as agreed, a Fund could suffer losses, including loss of interest on or prin-cipal of the security and costs associated with delay and enforcement of the repurchase agreement. In evaluating whether to enter into a repurchase agree-ment, the Adviser will carefully consider the creditworthiness of the seller pursuant to procedures reviewed and approved by the Trustees. Distributions of the income from repurchase agreements entered into by a Fund will be taxable to its shareholders. In addition, each Fund, together with other registered investment companies having management agreements with the Adviser or any of its affiliates, may transfer uninvested cash balances into a single joint ac-count, the daily aggregate balance of which will be invested in one or more repurchase agreements.

FORWARD COMMITMENTS AND WHEN-ISSUED SECURITIES

  Each Fund may purchase when-issued securities and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settle-ment time. A Fund is required to hold and maintain in a segregated account with the Fund's custodian or sub-custodian until three days prior to settle-ment date, cash or liquid assets in an amount sufficient to meet the purchase price. Alternatively, a Fund may enter into offsetting contracts for the for-ward sale of other securities that it owns. Securities purchased or sold on a when-issued or forward commitment basis involve a risk of loss if the value of the security to be purchased declines prior to the settlement date or if the value of the security to be sold increases prior to the settlement date. Al-though a Fund would generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring securities for its portfolio, the Fund may dispose of a when-issued security or forward commitment prior to settlement if the Adviser deems it appropriate to do so.

OTHER INVESTMENT COMPANIES

  The Adviser will determine, under guidelines established by the Trustees, whether securities issued by other money market investment companies present minimal credit risks. The amount of each Fund's investments in securities of other investment companies will be subject to the limitations on such invest-ments prescribed by the Investment Company Act. These limits include a prohi-bition on any Fund acquiring more than 3% of the voting shares of any other investment company and a prohibition on investing more than 5% of a Fund's to-tal assets in securities of any one investment company or more than 10% of its total assets in securities of all investment companies. Each Fund will indi-rectly bear its proportionate share of any management fees and other expenses paid by such other investment companies. Such other investment companies will have investment objectives, policies and restrictions substantially similar to those of the acquiring Fund and will be subject to substantially the same risks.

                            INVESTMENT LIMITATIONS

  TAXABLE AND TAX-EXEMPT FUNDS. Each Fund will comply with the conditions for using amortized cost valuation set forth in Rule 2a-7 under the Investment Company Act including, but not limited to, those condi-tions relating to maturity, diversification and credit quality. These operat-ing policies may be more restrictive than the fundamental policies set forth in the Statement of Additional Information.

  INVESTMENT RESTRICTIONS. Each Fund is subject to certain investment restric-tions that are described in detail under "Investment Restrictions" in the Statement of Additional Information. Fundamental investment restrictions of a Fund cannot be changed without approval of a majority of the outstanding shares of that Fund. Treasury Obligations Fund's policy of limiting its in-vestments to U.S. Treasury Obligations and related repurchase agreements is also fundamental. All investment objectives and policies not specifically des-ignated as fundamental are non-fundamental and may be changed without share-holder approval.

  RESTRICTED AND OTHER ILLIQUID SECURITIES. Each Fund may purchase securities that are not registered ("restricted securities") under the Securities Act of 1933 ("1933 Act"), but can be offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act. However, a Fund will not invest more than 10% of its net assets in illiquid investments, which include fixed time deposits maturing in more than seven days and restricted securities. Restricted securities (including commercial paper issued pursuant to Section 4(2) of the 1933 Act) which the Board of Trustees has determined are liquid, based upon a continuing review of the trading markets for the specific re-stricted security, will not be deemed to be illiquid investments for purposes of this restriction. The Board of Trustees may adopt guidelines and delegate to the Adviser the daily function of determining and monitoring the liquidity of restricted securities. The Board, however, will retain sufficient oversight and be ultimately responsible for the determinations. Since it is not possible to predict with assurance that the market for restricted securities eligible for resale under Rule 144A will continue to be liquid, the Adviser will care-fully monitor each Fund's investments in these securities, focusing on such important factors, among others, as valuation, liquidity and availability of information. This investment practice could have the effect of increasing the level of illiquidity in a Fund to the extent that qualified institutional buy-ers become for a time uninterested in purchasing these restricted securities.

  In addition, each Fund may not invest in repurchase agreements maturing in more than seven days and securities which are not readily marketable if, as a result thereof, more than 10% of the net assets of that Fund (taken at market value) would be invested in such investments. Certain repurchase agreements which mature in more than seven days can be liquidated before the nominal fixed term on seven days or less notice. Such repurchase agreements will be regarded as liquid instruments.

                                  MANAGEMENT

THE ADVISER

  GSAM, One New York Plaza, New York, New York 10004, a separate operating di-vision of Goldman, Sachs & Co., acts as investment adviser to the Funds. Goldman Sachs registered as an investment adviser in 1981. As of July , 1997, Goldman Sachs, together with its affiliates, acted as investment adviser, ad-
ministrator or distributor for approximately $   billion in assets.

  As of November 29, 1996, Goldman Sachs and its consolidated subsidiaries had assets of approximately $152 billion and partners' capital of $5.3 billion and ranked as one of the largest international investment banking and brokerage firms in the United States. Founded in 1869, Goldman Sachs is a major invest-ment banking and brokerage firm providing a broad range of financing and in-vestment services both in the United States and abroad.

  Pursuant to an SEC order, each Taxable and Tax-Advantaged Fund may enter into principal transactions in certain taxable money market instruments, in-cluding repurchase agreements, with Goldman Sachs.

  Under the Management Agreement, GSAM continually manages each Fund, includ-ing the purchase, retention and disposition of its securities and other as-sets. In addition, GSAM administers each Fund's business affairs and performs various shareholder servicing functions to the extent not provided by other organizations. The management of each Fund is subject to the supervision of the Trustees and each Fund's investment policies. For these services, the Trust, on behalf of each Fund, pays GSAM a monthly fee at an annual rate of each Fund's average daily net assets as follows:

                                                                    FISCAL YEAR
                                                                       ENDED
                                                        CONTRACTUAL DECEMBER 31,
                                                           RATE         1996
                                                        ----------- ------------
Financial Square Prime Obligations Fund................    .205%        .17%
Financial Square Money Market Fund.....................    .205%        .17%
Financial Square Premium Money Market Fund.............    .205%         N/A*
Financial Square Treasury Obligations Fund.............    .205%        .17%
Financial Square Treasury Instruments Fund.............    .205%         N/A*
Financial Square Government Fund.......................    .205%        .17%
Financial Square Federal Fund..........................    .205%         N/A*
Financial Square Tax Free Money Market Fund............    .205%        .17%
Financial Square Municipal Money Market Fund...........    .205%         N/A*

* As of December 31, 1996, the Premium Money Market Fund, Treasury Instruments Fund, Federal Fund and Municipal Money Market Fund had not commenced opera-tions.

  A Management Agreement combining both advisory and administrative services was adopted effective April 30, 1997. The contractual rate set forth in the table is the rate payable under the Management Agreement and is identical to the aggregate advisory and administration fees payable by each Fund under the previously separate investment advisory and administration agreements. For the fiscal year ended December 31, 1996, the annual rate expressed is the combined advisory and administration fees paid (after voluntary fee limitations). The difference, if any, between the stated fees and the actual fees paid by the Funds reflects the fact that the Investment Adviser did not charge the full amount of the fees to which it would have been entitled.

  GSAM has agreed not to impose a portion of its management fee and/or to re-duce or otherwise limit the total operating expenses of each Fund (excluding fees payable to Service Organizations, as defined herein, taxes, interest, brokerage and litigation, indemnification and other extraordinary expenses). GSAM has no current intention to but may in the future discontinue or modify any of such reductions or limitations at its discretion.

THE DISTRIBUTOR AND TRANSFER AGENT

  Goldman Sachs, 4900 Sears Tower, Chicago, Illinois 60606, serves as the Dis-tributor of shares of each Fund pursuant to a Distribution Agreement with the Trust. The Distributor will assist in the sale of shares of each Fund upon the terms described herein. Goldman Sachs also serves as the Transfer Agent of each Fund.

  From time to time, Goldman Sachs or any of its affiliates may purchase and hold shares of the Funds in order to increase the assets of the Funds. In-creasing the Fund's assets may enhance investment flexibility and diversifica-tion. Goldman Sachs reserves the right to redeem at any time some or all of the Fund shares acquired for its own account. Goldman Sachs will consider the effect of redemptions on the Funds and other shareholders in deciding whether to redeem its shares.

                                     TAXES

  Each Fund is treated as a separate entity for federal tax purposes. The Treasury Instruments and Federal Funds intend to elect and each other Fund has elected to be treated as a regulated investment company and each Fund intends to continue to qualify for such treatment under Subchapter M of the Internal Revenue Code of 1986 (the "Code") for each taxable year. To qualify as such, each Fund must satisfy certain requirements relating to the sources of its in-come, diversification of its assets and distribution of its income to share-holders. As a regulated investment company, each Fund will not be subject to federal income or excise tax on any net investment income and net realized capital gains that are distributed to its shareholders in accordance with cer-tain timing requirements of the Code.

  Dividends paid by a Fund from net investment income, the excess of net short-term capital gain over net long-term capital loss and taxable original issue discount or market discount income will be taxable to shareholders as ordinary income, except for any "exempt-interest dividends" paid by the Tax-Exempt Funds, as described below. Dividends paid by a Fund from the excess of net long-term capital gain over net short-term capital loss will be taxable as long-term capital gain regardless of how long the shareholders have held their shares. These tax consequences will apply to distributions of any Fund regardless of whether distributions are received in cash or reinvested in shares. Certain distributions paid by the Funds in January of a given year will be taxable to shareholders as if received on December 31 of the year in which they are declared. Shareholders will be informed annually about the amount and character of distributions received from the Funds for federal income tax purposes, including any distributions that may constitute a return of capital or any distributions of Municipal Fund that may constitute a tax preference item under the federal alternative minimum tax.

  The Tax-Exempt Funds intend to satisfy certain requirements of the Code for the payment of "exempt-interest dividends" not included in shareholders' fed-eral gross income. Dividends paid by these Funds from interest on tax-exempt obligations and properly designated by the Funds as exempt-interest dividends, including dividends attributable to exempt-interest dividends received by a Fund from other regulated investment companies, will generally be exempt from federal income tax, although a portion of such dividends may be subject to the federal alternative minimum tax. Exempt-interest dividends will be considered in computing the corporate federal alternative minimum tax, and the extent, if any, to which social security or railroad retirement benefits are taxable. Persons who are "substantial users" of facilities financed by certain indus-trial development or private activity bonds should consult their own tax ad-visers before purchasing shares of these Funds. Interest incurred to purchase or carry shares of these Funds will not be deductible for federal income tax purposes to the extent related to exempt-interest dividends paid by the Funds.

  Individuals and certain other classes of shareholders may be subject to 31% backup withholding of federal income tax on taxable distributions if they fail to furnish their correct taxpayer identification number and certain certifica-tions required by the Internal Revenue Service or if they are otherwise sub-ject to backup withholding. Individuals, corporations and other shareholders that are not U.S. persons under the Code are subject to different tax rules and may be subject to nonresident alien withholding at the rate of 30% (or a lower rate provided by an applicable tax treaty) on amounts treated as ordi-nary dividends from the Funds.

  If a Fund invests in foreign securities, it may be subject to foreign with-holding or other foreign taxes on income earned on such securities and is ex-pected to be unable to pass such taxes through to shareholders, who therefore are not expected to include such taxes in income or be entitled to claim for-eign tax credits or deductions with respect to such taxes.

  In addition to federal taxes, a shareholder may be subject to state, local or foreign taxes on payments received from a Fund. A state income (and possi-bly local income and/or intangible property) tax exemption is generally available to the extent a Fund's distributions are derived from in-terest on (or, in the case of intangible property taxes, the value of its as-sets is attributable to) certain U.S. Government obligations and/or tax-exempt municipal obligations issued by or on behalf of the particular state or a po-litical subdivision thereof, provided in some states that certain thresholds for holdings of such obligations and/or reporting requirements are satisfied. Shareholders should consult their own tax advisers concerning these matters.

                                NET ASSET VALUE

  The net asset value of each Fund (other than the Government, Treasury Obli-gations and Money Market Plus Funds) is determined as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. New York time) on each Business Day. The net asset value of Government, Treasury Obligations and Money Market Plus Funds is determined as of 5:00 p.m. New York time on each Business Day. Net asset value per share for each class of shares of each Fund is calculated by determining the amount of net assets attributable to each class of shares and dividing by the number of shares for such class.

  On any Business Day, as defined herein, when the Public Securities Associa-tion ("PSA") recommends that the securities markets close early, the Treasury Instruments and Federal Funds will cease, and each other Fund reserves the right to cease, accepting purchase and redemption orders for same Business Day credit at the time PSA recommends that the securities markets close. On days any Fund closes early, purchase and redemption orders received after the PSA recommended closing time will be credited to the next Business Day. In addi-tion, each Fund reserves the right to advance the time by which purchase and redemption orders must be received for same Business Day credit as permitted by the SEC.

  Each Fund seeks to maintain a net asset value of $1.00 per share. In this connection, each Fund values its portfolio securities on the basis of amor-tized cost. The amortized cost method values a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. For a more complete description of the amortized cost valuation method and its effect on existing and prospec-tive shareholders, see the Statement of Additional Information. There can be no assurance that a Fund will be able at all times to maintain a net asset value per share of $1.00.

                               YIELD INFORMATION

  From time to time, each Fund may advertise its yield, effective yield and average annual total return. Average annual total return is determined by com-puting the average annual percentage change in value of $1,000 invested at the maximum public offering price for a specified period of at least one year, as-suming reinvestment of all dividends and distributions at net asset value. The total return calculation assumes a complete redemption of the investment at the end of the relevant period. Each Fund may furnish total return calcula-tions based on a cumulative, average, year-by-year or other basis for various specified periods by means of quotations, charts, graphs or schedules. The yield of a Fund refers to the income generated by an investment in that Fund over a seven-day period (which period will be stated in the advertisement). This income is then annualized; that is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

  The Tax-Exempt Funds and the Federal and Treasury Instruments Funds may each also quote tax-equivalent yield. Each Fund's tax-equivalent yield is calcu-lated by determining the rate of return that would have to be achieved on a fully taxable investment to produce the after-tax equivalent of the Fund's yield, assuming certain tax brackets for a shareholder.

  Investors should note that the investment results of a Fund are based on historical performance and will fluctuate over time. Any presentation of a Fund's total return, yield, effective yield or tax-equivalent yield for any prior period should not be considered a representation of what an investment may earn or what a Fund's total return, yield, effective yield or tax-equiva-lent yield may be in any future period. In addition to the above, each Fund may from time to time advertise its performance relative to certain averages, performance rankings, indices, other information prepared by recognized mutual fund statistical services and investments for which reliable performance data is available.

  Total return, yield, effective yield and tax-equivalent yield will be calcu-lated separately for each class of shares in existence. Because each such class of shares is subject to different expenses, the total return and net yield of such classes of a Fund for the same period may differ. See "Organiza-tion and Shares of the Trust" below.

                     ORGANIZATION AND SHARES OF THE TRUST

  Each Fund is a series of the Goldman Sachs Trust, which was formed under the laws of the State of Delaware on January 28, 1997. The Funds were formerly se-ries of Goldman Sachs Money Market Trust, a Massachusetts business trust, and were reorganized into the Trust as of April 30, 1997. The Trustees have au-thority under the Trust's Declaration of Trust to create and classify shares of beneficial interest in separate series, without further action by share-holders. Additional series may be added in the future. The Trustees also have authority to classify or reclassify any series or portfolio of shares into one or more classes. (Institutions that provide services to holders of FST Pre-ferred Shares, FST Administration Shares or FST Service Shares are referred to in this Prospectus as "Service Organizations").

  When issued, shares are fully paid and nonassessable. In the event of liqui-dation, shareholders are entitled to share pro rata in the net assets of the applicable Fund available for distribution to such shareholders. All shares are freely transferable and have no preemptive, subscription or conversion rights. Shareholders are entitled to one vote per share, provided that, at the option of the Trustees, shareholders will be entitled to a number of votes based upon the net asset values represented by their shares.

  Shares of a Fund will be voted seperately by Fund with respect to matters pertaining to that Fund except for the election of Trustees and ratification of independent accountants. For example, shareholders of each Fund are re-quired to approve the adoption of any management agreement relating to that Fund and any changes in fundamental investment restrictions or policies of such Fund. Approval by the shareholders of one Fund is effective only as to that Fund.

  As of August 8, 1997, Harris Trust & Savings Bank, 200 W. Monroe St. Fl 12, Chicago, IL 60606, owned of record 35.04% of the outstanding shares of Trea-sury Instruments Fund and National City Bank, P.O. Box 5756, Cleveland, OH 44101-0756, owned of record 32.86% of the outstanding shares of Premium Money Market Fund.

  The Trust does not intend to hold annual meetings of shareholders. However, pursuant to the Trust's By-Laws, the recordholders of at least 10% of the shares outstanding and entitled to vote at a special meeting may require the Trust to hold such special meeting of shareholders for any purpose, and recordholders may, under certain circumstances, as permitted by the Investment Company Act, communicate with other shareholders in connection with requiring a special meeting of shareholders. The Trustees will call a special meeting of shareholders for the purpose of electing Trustees if, at any time, less than a majority of Trustees holding office at the time were elected by shareholders.

                                ADMINISTRATION

  Each Fund has adopted an Administration Plan with respect to the FST Admin-istration Shares which authorizes it to compensate certain institutions for providing account administration services to their customers who are benefi-cial owners of such Shares (each a "Service Organization"). Each Fund will en-ter into agreements with Service Organizations which purchase FST Administra-tion Shares on behalf of their customers ("Service Agreements"). The Service Agreements will provide for compensation to the Service Organization in an amount up to .25% (on an annualized basis) of the average daily net asset value of the FST Administration Shares of that Fund attributable to or held in the name of the Service Organization for its customers. The services provided by a Service Organization may include acting, directly or through an agent, as the sole shareholder of record, maintaining account records for its customers, and processing orders to purchase, redeem and exchange FST Administration Shares for its customers.

  For the fiscal year ended December 31, 1996, the Trust, on behalf of the Prime Obligations Fund, Money Market Fund, Treasury Obligations Fund, Govern-ment Fund and Tax-Free Fund paid Service Organizations fees at the annual rate of .25% of each Fund's average daily net assets attributable to FST Adminis-tration Shares. As of December 31, 1996, the Premium Money Market Fund, Trea-sury Instruments Fund, Federal Fund and Municipal Money Market Fund had not commenced operations.

  Holders of FST Administration Shares of a Fund will bear all expenses and fees paid to Service Organizations with respect to such Shares as well as any other expenses which are directly attributable to such Shares.

  Service Organizations may charge other fees to their customers who are the beneficial owners of FST Administration Shares in connection with their cus-tomer accounts. These fees would be in addition to any amounts received by the Service Organization under a Service Agreement and may affect an investor's return with respect to an investment in a Fund.

  All inquiries of beneficial owners of FST Administration Shares of the Funds should be directed to such owners' Service Organization.

                              PURCHASE OF SHARES

  It is expected that all direct purchasers of FST Administration Shares will be Service Organizations or their nominees, which may purchase FST Administra-tion Shares of the Funds through Goldman Sachs. Customers of Service Organiza-tions may invest in such shares only through their Service Organizations.

  As set forth below, FST Administration Shares of the Funds may be purchased on any Business Day at the net asset value next determined after receipt from the Service Organization of both the purchase order and the purchase amount in federal funds. Purchase orders may be made by telephoning Goldman Sachs at 800-621-2550 or by a written request addressed to Goldman Sachs, Attention:
Shareholder Services, Goldman Sachs Trust, 4900 Sears Tower, Chicago, Illinois 60606. It is strongly recommended that payment be effected by wiring federal funds to The Northern Trust Company ("Northern"), Chicago, Illinois, as the sub-custodian for State Street Bank and Trust Company ("State Street").

  Purchases of FST Administration Shares may also be made by a Service Organi-zation by delivering a Federal Reserve draft or check (except that a third party check will not be accepted) payable only to the appropriate Fund and drawn on a U.S. bank to Goldman Sachs, Attention: Shareholder Services, Goldman Sachs Trust, 4900 Sears Tower, Chicago, Illinois 60606. It is expected that Federal Reserve drafts will ordinarily be converted to federal funds on the day of receipt and that checks will be converted to federal funds within two Business Days after receipt. FST Administration Shares purchased by check may not be redeemed until the check has cleared, as described under "Redemp-tion of Shares."

  Purchases of shares of any Fund may also be made through an Automated Clear-ing House ("ACH") transfer to Goldman Sachs Trust c/o Northern, as subcustodian for State Street. Purchase orders are effected at the net asset value next determined after receipt of both the purchase order and the pur-chase amount in federal funds. It is expected that ACH transfers will ordinar-ily be converted to federal funds on the Business Day following receipt of the ACH transfer.

  FST Administration Shares of each Fund are deemed to have been purchased when an order becomes effective and are entitled to dividends on FST Adminis-tration Shares purchased as follows:

-------------------------------------------------------------------------------

   IF ORDER IS RECEIVED FROM A SERVICE
   ORGANIZATION BY GOLDMAN SACHS                       DIVIDENDS BEGIN
   -----------------------------------                 ---------------
          (1) Taxable and Tax-Advantaged Funds
            (except Government, Treasury Obligations
            and Premium Money Market Funds)
   By:    3:00 p.m.--N.Y. time                         Same Business Day
------------------------------------------------------------------------
   After: 3:00 p.m.--N.Y. time                         Next Business Day
------------------------------------------------------------------------
          (2) Government, Treasury Obligations and
            Premium Money Market Funds
   By:    5:00 p.m.--N.Y. time                         Same Business Day
------------------------------------------------------------------------
   After: 5:00 p.m.--N.Y. time                         Next Business Day
------------------------------------------------------------------------
          (3) Municipal Fund
   By:    1:00 p.m.--N.Y. time                         Same Business Day
------------------------------------------------------------------------
   After: 1:00 p.m.--N.Y. time                         Next Business Day
------------------------------------------------------------------------
          (4) Tax-Free Money Market Fund
   By:    2:00 p.m.--N.Y. time                         Same Business Day
------------------------------------------------------------------------
   After: 2:00 p.m.--N.Y. time                         Next Business Day
------------------------------------------------------------------------

   The Service Organizations are responsible for timely transmittal of pur-chase orders to Goldman Sachs and federal funds to Northern. In order to fa-cilitate timely transmittal, the Service Organizations have established times by which purchase orders and federal funds must be received by them.

  A Business Day means any day on which the New York Stock Exchange is open, except for days on which Chicago, Boston or New York banks are closed for lo-cal holidays.

  FST Administration Shares of a Fund are purchased at the net asset value per share without the imposition of a sales charge. Goldman Sachs, as each Fund's transfer agent, will maintain a complete record of transactions and FST Admin-istration Shares held in each record holder's account. The Trust and Goldman Sachs each reserves the right to reject any purchase order for any reason.

MINIMUM INVESTMENT AND OTHER INFORMATION

  The minimum initial investment requirement is $10 million, which may be al-located among the Funds. The Trust and Goldman Sachs each reserves the right to waive the minimum investment requirement. A Service Organization may impose a minimum amount for initial and subsequent investments in FST Administration Shares of the Funds, and may establish other requirements such as a minimum account balance. A Service Organization may effect redemptions of noncomplying accounts, and may impose a charge for any special services rendered to its customers. Customers should contact their Service Organizations for further information concerning such requirements and charges. A Service Organization may purchase FST Administration Shares in connection with sweep account pro-grams.

SUBSEQUENT INVESTMENTS

  There is no minimum amount required for subsequent investments. Orders for the purchase of additional FST Administration Shares should be accompanied by information identifying the account and the Fund in which FST Administration Shares are to be purchased.

                            REPORTS TO SHAREHOLDERS

  The Trust will issue an annual report containing audited financial state-ments and a semi-annual report to record holders of FST Administration Shares of each Fund, including Service Organizations who hold such Shares for the benefit of their customers. Upon request, a printed confirmation for each transaction will be provided by Goldman Sachs. Any dividends and distributions paid by the Funds are also reflected in regular statements issued by Goldman Sachs to shareholders of record. Service Organizations will be responsible for providing similar services to their own customers who are the beneficial own-ers of such Shares.

                                 DISTRIBUTIONS

  All or substantially all of each Fund's net investment income will be de-clared daily (as of 4:00 p.m. New York time for each Fund other than the Gov-ernment, Treasury Obligations and Premium Money Market Funds and as of 5:00 p.m. New York time for the Government, Treasury Obligations and Premium Money Market Funds) as a dividend and distributed to Service Organizations monthly. Distributions will be made in additional FST Administration Shares of the same Fund or, at the election of a Service Organization, in cash. The election to reinvest dividends and distributions or receive them in cash may be changed by a Service Organization at any time upon written notice to Goldman Sachs. If no election is made, all dividends and capital gain distributions will be rein-vested. Dividends will be reinvested as of the last calendar day of each month. Cash distributions will be paid on or about the first business day of each month. Net short-term capital gains, if any, will be distributed in ac-cordance with the requirements of the Code and may be reflected in the Fund's daily distributions. Each Fund may distribute at least annually its long-term capital gains, if any, after reduction by available capital losses. In order to avoid excessive fluctuations in the amount of monthly capital gains distri-butions, a portion of any net capital gains realized on the disposition of se-curities during the months of November and December may be distributed during the subsequent calendar year. Although realized gains and losses on the assets of a Fund are reflected in the net asset value of the Fund, they are not ex-pected to be of an amount which would affect the Fund's net asset value of $1.00 per share.

  The income declared as a dividend for the Treasury Obligations, Government and Premium Money Market Funds is based on estimates of net investment income for each Fund. Actual income may differ from estimates, and differences, if any, will be included in the calculation of subsequent dividends.

  A Fund's net investment income consists of the excess of (i) accrued inter-est or discount (including both original issue and market discount on taxable securities) on portfolio securities, and (ii) any income of the Fund from sources other than capital gains over (iii) the amortization of market premium on all portfolio securities and (iv) the estimated expenses of the Fund, in-cluding a proportionate share of the general expenses of the Trust.

                                   EXCHANGES

  FST Administration Shares of each Fund may be exchanged by Service Organiza-tions for shares of the corresponding class of any Fund or Portfolio of Goldman Sachs Trust at the net asset value next determined either by writing to Goldman Sachs, Attention: Shareholder Services, Goldman Sachs Trust, 4900 Sears Tower, Chicago, Illinois 60606 or, if previously elected in the Account Information Form, by calling Goldman Sachs at 800-621-2550. All telephone ex-changes must be registered in the same name(s) and with the same address as are registered in the Fund from which the exchange is being made. It may be difficult to implement the telephone exchange privilege in times of drastic economic or market changes. In an effort to prevent unauthorized or fraudulent exchange requests by telephone, Goldman Sachs employs reasonable procedures as set forth under "Redemption of Shares" to confirm that such instructions are genuine. Exchanges are available only in states where the exchange may legally be made. The exchange privilege may be modified or withdrawn at any time on 60 days' written notice.

                             REDEMPTION OF SHARES

HOW TO REDEEM

  Customers of Service Organizations may redeem FST Administration Shares of a Fund through their respective Service Organizations. The Service Organizations are responsible for the transmittal of redemption requests by their customers to Goldman Sachs. In order to facilitate timely transmittal of redemption re-quests, Service Organizations have established procedures by which redemption requests must be made and times by which redemption requests must be received by them. Additional documentation may be required when deemed appropriate by a Service Organization.

  A Service Organization may redeem such Shares without charge upon request on any Business Day at the net asset value next determined after receipt by Goldman Sachs of the redemption request. Redemption requests may be made by telephoning Goldman Sachs at 800-621-2550 or by a written request addressed to Goldman Sachs, Attention: Shareholder Services, Goldman Sachs Trust, 4900 Sears Tower, Chicago, Illinois 60606. A Service Organization may request re-demptions by telephone only if the optional telephone redemption privilege has been elected on the Account Information Form. It may be difficult to implement redemptions by telephone in times of drastic economic or market changes.

  In an effort to prevent unauthorized or fraudulent redemption requests by telephone, Goldman Sachs employs reasonable procedures specified by the Trust to confirm that such instructions are genuine. Among other things, any redemp-tion request that requires money to go to an account or address other than that designated on the Account Information Form must be in writing and signed by an authorized person designated on the Account Information Form. Any such written request is also confirmed by telephone with both the requesting party and the designated bank account to verify instructions. Other procedures may be implemented from time to time. If reasonable procedures are not implement-ed, the Trust may be liable for any loss due to unauthorized or fraudulent transactions. In all other cases, neither the Trust nor Goldman Sachs will be responsible for the authenticity of redemption instructions received by tele-phone. A redemption may also be made with respect to certain Funds by means of the check redemption privilege described in the Statement of Additional Infor-mation. Goldman Sachs reserves the right to redeem accounts with balances be-low $500.

  Additional documentation may be required by Goldman Sachs in order to estab-lish that a redemption request has been properly authorized. A redemption re-quest will not be considered to have been received in proper form until such additional documentation has been submitted to Goldman Sachs by the Service Organization. The payment of redemption proceeds for FST Administration Shares recently purchased by check will be delayed for up to 15 days until the check has cleared.

PAYMENT OF REDEMPTION PROCEEDS AND DIVIDENDS

  In accordance with the following, redemption proceeds will be wired to the record holder of FST Administration Shares.

-------------------------------------------------------------------------------

     REDEMPTION REQUEST
        RECEIVED FROM                REDEMPTION
    SERVICE ORGANIZATION              PROCEEDS
      BY GOLDMAN SACHS               ORDINARILY                DIVIDENDS
    --------------------             ----------                ---------
 (1) Taxable and Tax-Advantaged Funds (except Government,
  Treasury Obligations and Premium Money Market Funds)
 By:3:00 p.m.--N.Y. time      Wired Same Business Day     Not earned on Day
                                                          request is received
-----------------------------------------------------------------------------
 After:3:00 p.m.--N.Y. time   Wired Next Business Day     Earned on Day
                                                          request is received
-----------------------------------------------------------------------------
 (2) Government, Treasury Obligations and
  Premium Money Market Funds
 By:5:00 p.m.--N.Y. time      Wired Same Business Day     Not earned on Day
                                                          request is received
-----------------------------------------------------------------------------
 After:5:00 p.m.--N.Y. time   Wired Next Business Day     Earned on Day
                                                          request is received
-----------------------------------------------------------------------------
 (3) Municipal Fund
 By:12:00 noon--N.Y. time     Wired Same Business Day     Not earned on Day
                                                          request is received
-----------------------------------------------------------------------------
 After:12:00 noon--N.Y. time  Wired Next Business Day     Earned on Day
                                                          request is received
-----------------------------------------------------------------------------
 (4) Tax-Free Money Market Fund
 By:1:00 p.m.--N.Y. time      Wired Same Business Day     Not earned on Day
                                                          request is received
-----------------------------------------------------------------------------
 After:1:00 p.m.--N.Y. time   Wired Next Business Day     Earned on Day
                                                          request is received
-----------------------------------------------------------------------------

  The Funds will arrange for the proceeds of redemptions effected by any means to be wired as federal funds to the Service Organization's bank account desig-nated in the Account Information Form. Redemption proceeds will normally be wired as set forth above, but may be paid up to three Busi-ness Days after receipt of the Service Organization's properly executed re-demption request. For example, payment may be delayed if the Federal Reserve Bank is closed on the day redemption proceeds would ordinarily be wired. After a wire has been initiated by Goldman Sachs, neither Goldman Sachs nor the Trust assumes any further responsibility for the performance of intermediaries or the FST Administration Shareholder's Service Organization in the transfer process. If a problem with such performance arises, the FST Administration Shareholder should deal directly with such intermediaries or Service Organization.

OTHER REDEMPTION INFORMATION

  A minimum account balance of $10 million is required to remain a FST Administration Shareholder. The Trust and Goldman Sachs each reserves the right to waive the minimum account balance. The Trust also reserves the right to redeem shares of a shareholder account if the balance is less than the minimum described above. The Trust will give sixty (60) days' prior written notice to such Shareholders whose FST Administration Shares are to be redeemed to allow them to purchase sufficient additional FST Administration Shares to avoid such redemption.

                               ----------------

                                   APPENDIX

                   GUIDELINES FOR CERTIFICATION OF TAXPAYER
               IDENTIFICATION NUMBER ON ACCOUNT INFORMATION FORM

  You are required by law to provide the Fund with your correct Social Secu-rity or other Taxpayer Identification Number (TIN), regardless of whether you file tax returns. Failure to do so may subject you to penalties. Failure to provide your correct TIN and to sign your name in the certification section of the Account Information Form could result in withholding of 31% by the Fund for the federal backup withholding tax on distributions, redemptions, ex-changes and other payments relating to your account.

  Any tax withheld may be credited against taxes owed on your federal income tax return.

  If you do not have a TIN, you should apply for one immediately by contacting your local office of the Social Security Administration or the Internal Reve-nue Service (IRS). Backup withholding could apply to payments relating to your account prior to the Fund's receipt of your TIN.

  Special rules apply for certain entities. For example, for an account estab-lished under a Uniform Gifts or Transfers to Minors Act, the TIN of the minor should be furnished.

  If you have been notified by the IRS that you are subject to backup with-holding because you failed to report all your interest and/or dividend income on your tax return and you have not been notified by the IRS that such with-holding should cease, you must cross out item (2) in the certification section of the Account Information Form.

  If you are an exempt recipient, you should furnish your TIN and certify your exemption by signing the Certification section and writing "exempt" after your signature. Exempt recipients include: corporations, tax-exempt pension plans and IRA's, governmental agencies, financial institutions, registered securi-ties and commodities dealers and others.

  If you are a nonresident alien or foreign entity, you must provide a com-pleted Form W-8 to the Fund in order to avoid backup withholding on certain payments. Other payments to you may be subject to non-resident alien withhold-ing of up to 30%.

  For further information regarding backup and nonresident alien withholding, see Sections 3406, 1441 and 1442 of the Internal Revenue Code and consult your tax adviser.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

GOLDMAN SACHS MONEY MARKET FUNDS
FST ADMINISTRATION SHARES
4900 SEARS TOWER
CHICAGO, ILLINOIS 60606

                            TOLL FREE: 800-621-2550

                                  -----------

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
Shareholder and Fund Expenses..............................................   2
Financial Highlights.......................................................   4
An Introduction to the Funds...............................................  12
Investment Policies Matrix.................................................  14
Description of Securities and Investment Techniques........................  16
Investment Limitations.....................................................  21
Management.................................................................  22
Taxes......................................................................  23
Net Asset Value............................................................  25
Yield Information..........................................................  25
Organization and Shares of the Trust.......................................  26
Administration.............................................................  27
Purchase of Shares.........................................................  27
Reports to Shareholders....................................................  29
Distributions..............................................................  29
Exchanges..................................................................  30
Redemption of Shares.......................................................  30
Appendix................................................................... A-1



FSPROADMM
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                       GOLDMAN SACHS MONEY MARKET FUNDS

                            FINANCIAL SQUARE FUNDS

                           FST ADMINISTRATION SHARES

                                  -----------

                                  PROSPECTUS

                                  -----------


                                  MANAGED BY
                        GOLDMAN SACHS ASSET MANAGEMENT
                       A SEPARATE OPERATING DIVISION OF
                             GOLDMAN, SACHS & CO.


-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                       GOLDMAN SACHS MONEY MARKET FUNDS
                            FINANCIAL SQUARE FUNDS
                              FST SERVICE SHARES
                               4900 Sears Tower
                            Chicago, Illinois 60606

  Goldman Sachs Trust (the "Trust") is a no-load, open-end, management invest-ment company (a "mutual fund") which includes the Financial Square Funds (the "Funds"). This Prospectus relates only to the offering of FST Service shares of beneficial interest ("FST Service Shares") of the Funds. Goldman Sachs As-set Management, a separate operating division of Goldman, Sachs & Co., serves as each Fund's investment adviser. Goldman, Sachs & Co. serves as each Fund's distributor and transfer agent.

  The following Funds seek to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments. The Funds may invest in diversified portfolios of the following types of instruments:

  Financial Square Prime Obligations Fund. Securities of the U.S. Government, its agencies, authorities and instrumentalities, obligations of U.S. banks, commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities, and repurchase agreements.

  Financial Square Money Market Fund. Securities of the U.S. Government, its agencies, authorities and instrumentalities, U.S. dollar denominated obliga-tions of U.S. and foreign banks, U.S. dollar denominated commercial paper and other short-term obligations of U.S. and foreign companies, foreign govern-ments, states, municipalities and other entities, and repurchase agreements.

  Financial Square Premium Money Market Fund. Securities of the U.S. Govern-ment, its agencies, authorities and instrumentalities, U.S. dollar denominated obligations of U.S. and foreign banks, U.S. dollar denominated commercial pa-per and other short-term obligations of U.S. and foreign companies, foreign governments, states, municipalities and other entities, and repurchase agree-ments. In order to obtain a rating from a rating organization, the Fund will observe special investment restrictions.

  Financial Square Treasury Obligations Fund. Securities issued or guaranteed by the U.S. Treasury and repurchase agreements relating to such securities.

  Financial Square Treasury Instruments Fund. Securities issued or guaranteed by the U.S. Treasury, the interest income from which is generally exempt from state income taxation.

  Financial Square Government Fund. Securities of the U.S. Government, its agencies, authorities, and instrumentalities, and repurchase agreements relat-ing to such securities.

  Financial Square Federal Fund. Securities of the U.S. Government and certain of its agencies, authorities and instrumentalities, the interest income from which is generally exempt from state income taxation.

  Financial Square Tax-Free Money Market Fund. Securities issued by or on be-half of states, territories and possessions of the United States and their po-litical subdivisions, agencies, authorities and instrumentalities, and the District of Columbia, the interest from which, if any, is, in the opinion of bond counsel, excluded from gross income for federal income tax purposes and not an item of tax preference under the federal alternative minimum tax.

  Financial Square Municipal Money Market Fund. Securities issued by or on be-half of states, territories and possessions of the United States and their po-litical subdivisions, agencies, authorities and instrumentalities, and the District of Columbia, the interest from which, if any, is, in the opinion of bond counsel, excluded from gross income for federal income tax purposes (but not necessarily exempt from federal alternative minimum tax or state and local taxes).

  AN INVESTMENT IN A FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOV-ERNMENT AND THERE CAN BE NO ASSURANCE THAT A FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

-------------------------------------------------------------------------------

ADDITIONAL INFORMATION............ Goldman Sachs Funds--Toll Free: 800-621-2550

This Prospectus provides you with information about the Funds that you should know before investing in FST Service Shares. It should be read and retained for future reference. If you would like more detailed information, the State-ment of Additional Information dated September 5, 1997, as amended or supple-mented from time to time, is available upon request without charge from Serv-ice Organizations, as defined herein, or by calling the telephone number listed above or by writing Goldman Sachs, Attention: Shareholder Services, Goldman Sachs Trust, 4900 Sears Tower, Chicago, Illinois 60606. The Statement of Additional Information, which is incorporated by reference into this Pro-spectus, has been filed with the Securities and Exchange Commission. Not all Funds are available in certain states. Please call the phone number listed above to determine availability in your state. The SEC maintains a Web site (http://www.sec.gov) that contains the Statement of Additional Information and other information regarding the Trust.

-------------------------------------------------------------------------------

FST SERVICE SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARAN-TEED OR ENDORSED BY, ANY BANK OR OTHER INSURED DEPOSITORY INSTITUTION, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN A FUND INVOLVES INVEST-MENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE AC-CURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

            The date of this Prospectus is September 5, 1997.

                         SHAREHOLDER AND FUND EXPENSES
                              FST SERVICE SHARES

                                                        FINANCIAL                                              FINANCIAL FINANCIAL
                                   FINANCIAL  FINANCIAL  SQUARE    FINANCIAL   FINANCIAL                        SQUARE    SQUARE
                                    SQUARE     SQUARE    PREMIUM    SQUARE      SQUARE    FINANCIAL  FINANCIAL TAX-FREE  MUNICIPAL
                                     PRIME      MONEY     MONEY    TREASURY    TREASURY     SQUARE    SQUARE     MONEY     MONEY
                                  OBLIGATIONS  MARKET    MARKET   OBLIGATIONS INSTRUMENTS GOVERNMENT  FEDERAL   MARKET    MARKET
                                     FUND       FUND      FUND       FUND        FUND        FUND      FUND      FUND      FUND
                                  ----------- --------- --------- ----------- ----------- ---------- --------- --------- ---------
SHAREHOLDER TRANSACTION EXPENSES
 Maximum Sales Charge
  Imposed on
  Purchases...........               None       None      None       None        None        None      None      None      None
 Sales Charge Imposed
  on Reinvested
  Distributions.......               None       None      None       None        None        None      None      None      None
 Deferred Sales Load
  Imposed
  on Redemptions......               None       None      None       None        None        None      None      None      None
 Exchange Fee.........               None       None      None       None        None        None      None      None      None
ANNUAL OPERATING EXPENSES (1)
 (as a percentage of average
 daily net assets)
 Management Fees
  (after limitations)
  (2) ................               0.17%      0.17%     0.17%      0.17%       0.17%       0.17%     0.17%     0.17%     0.17%
 Other Expenses
  Service Fees........               0.50%      0.50%     0.50%      0.50%       0.50%       0.50%     0.50%     0.50%     0.50%
  Other Expenses
   (after
   expense
   limitations) (3)...               0.01%      0.01%     0.01%      0.01%       0.01%       0.01%     0.01%     0.01%     0.01%
                                     ----       ----      ----       ----        ----        ----      ----      ----      ----
TOTAL OPERATING EXPENSES (4).        0.68%      0.68%     0.68%      0.68%       0.68%       0.68%     0.68%     0.68%     0.68%
                                     ====       ====      ====       ====        ====        ====      ====      ====      ====

EXAMPLE OF EXPENSES
  You would pay the following expenses on a hypothetical $1,000 investment, assuming a 5% annual return and redemption at the end of each time period:

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                                ------ ------- ------- --------
     Financial Square Prime Obligations Fund...  $ 7     $22     $38     $85
     Financial Square Money Market Fund........  $ 7     $22     $38     $85
     Financial Square Premium Money Market
      Fund.....................................  $ 7     $22     N/A     N/A
     Financial Square Treasury Obligations
      Fund.....................................  $ 7     $22     $38     $85
     Financial Square Treasury Instruments
      Fund.....................................  $ 7     $22     N/A     N/A
     Financial Square Government Fund..........  $ 7     $22     $38     $85
     Financial Square Federal Fund.............  $ 7     $22     N/A     N/A
     Financial Square Tax-Free Money Market
      Fund.....................................  $ 7     $22     $38     $85
     Financial Square Municipal Money Market
      Fund.....................................  $ 7     $22     N/A     N/A

--------

(1) Based on estimated amounts for the current fiscal year for the Financial Square Premium Money Market, Financial Square Treasury Instruments, Finan-cial Square Federal and Financial Square Municipal Money Market Funds.

(2) The Investment Adviser has voluntarily agreed not to impose 0.035% of its management fee for each Fund. Without such limitation, management fees for each Fund would be 0.205%.
(3) The Investment Adviser has voluntarily agreed to reduce or limit certain other expenses (excluding management fees, fees payable to Service Organi-zations, as defined herein, taxes, interest and brokerage and litigation, indemnification and other extraordinary expenses) to the extent such ex-penses exceed 0.01% of a Fund's average daily net assets.

(4) Without the limitations described above, "Other Expenses" and "Total Oper-ating Expenses" of the Financial Square Prime Obligations, Financial Square Money Market, Financial Square Treasury Obligations, Financial Square Government and Financial Square Tax-Free Money Market Funds for the semi annual period ended June 30, 1997, would have been as follows:

                                                                         TOTAL
                                                               OTHER   OPERATING
                                                              EXPENSES EXPENSES
                                                              -------- ---------
   Financial Square Prime Obligations Fund...................    .025%      .73%
   Financial Square Money Market Fund........................    .025%      .73%
   Financial Square Treasury Obligations Fund................    .035%      .74%
   Financial Square Government Fund..........................    .015%      .72%
   Financial Square Tax-Free Money Market Fund...............    .015%      .72%

  In addition, without the limitations described above, "Other Expenses" and "Total Operating Expenses" of the Financial Square Premium Money Market, Fi-nancial Square Treasury Instruments, Financial Square Federal and Financial Square Municipal Money Market Funds for the current fiscal year are estimated to be as follows:

                                                                         TOTAL
                                                               OTHER   OPERATING
                                                              EXPENSES EXPENSES
                                                              -------- ---------
   Financial Square Premium Money Market Fund................    .035%      .74%
   Financial Square Treasury Instruments Fund................    .155%      .86%
   Financial Square Federal Fund.............................    .155%      .86%
   Financial Square Municipal Money Market Fund..............    .285%      .99%

  The information set forth in the foregoing table and hypothetical example relates only to FST Service Shares of the Funds. The Funds also offer FST Shares, FST Preferred Shares and FST Administration Shares. The other classes of the Funds are subject to different fees and expenses (which affect perfor-mance) and are entitled to different services. Information regarding any other class of the Funds may be obtained from your sales representative or from Goldman Sachs by calling the number on the front cover of this Prospectus.

  Service Organizations may charge other fees to their customers who are the beneficial owners of FST Service Shares in connection with their customers' accounts. See "Additional Services." Such fees, if any, may affect the return such customers realize with respect to their investments.

  The purpose of the foregoing table is to assist investors in understanding the various fees and expenses of a Fund that an investor will bear directly or indirectly. The information on fees and expenses included in the table and the hypothetical example above are based on each Fund's fees and expenses (actual or estimated) and should not be considered as representative of past or future expenses. Actual fees and expenses may be greater or less than those indicat-ed. Moreover, while the example assumes a 5% annual return, a Fund's actual performance will vary and may result in an actual return greater or less than 5%. See "Management--Investment Adviser."

                             FINANCIAL HIGHLIGHTS

  The following data with respect to a share (of the class specified) of the Financial Square Prime Obligations, Financial Square Money Market, Financial Square Treasury Obligations, Financial Square Government and Financial Square Tax-Free Money Market Funds outstanding during the periods ended on or prior to December 31, 1996 have been audited by Arthur Andersen LLP, independent public accountants, whose report, which appears in the annual report to share-holders of the Funds for the fiscal year ended December 31, 1996 (the "Annual Report") is incorporated by reference into and attached to the Statement of Additional Information. The following data for each of the above referenced funds along with the Financial Square Treasury Instruments and Financial Square Federal Funds for the period ended June 30, 1997 is unaudited, and de-rived from financial statements included in the semi-annual report to share-holders of the Fund for the period ended June 30, 1997, (the "Semi-Annual Re-port"). The Annual Report and the Semi-Annual Report should be read in con-junction with the financial statements and related notes incorporated by ref-erence and attached to the Statement of Additional Information.

  Financial Square Municipal Money Market and Financial Square Premium Money Market Funds had no operations during the periods shown. Accordingly, there are no selected per share data and ratios presented for these Funds.

Goldman Sachs Trust--Financial Square Funds
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
Selected Data for a Share Outstanding Throughout Each Period
Prime Obligations Fund

-------------------------------------------------------------------------------

                             INCOME FROM INVESTMENT OPERATIONS
                            ------------------------------------
                                                                                                     RATIO OF NET RATIO OF NET
                  NET ASSET            NET REALIZED     TOTAL                  NET ASSET             EXPENSES TO   INVESTMENT
                  VALUE AT     NET         GAIN      INCOME FROM DISTRIBUTIONS VALUE AT                AVERAGE     INCOME TO
                  BEGINNING INVESTMENT ON INVESTMENT INVESTMENT       TO          END      TOTAL         NET      AVERAGE NET
                  OF PERIOD   INCOME   TRANSACTIONS  OPERATIONS  SHAREHOLDERS  OF PERIOD RETURN(A)      ASSETS       ASSETS
             -------------------------------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JUNE 30, (UNAUDITED)
---------------------------------------------
1997-FST
shares..........    $1.00    $0.0267      $  --        $0.0267     $(0.0267)     $1.00     5.53%(b)      0.18%(b)     5.39%(b)
1997-FST Pre-
ferred Shares...     1.00     0.0262         --         0.0262      (0.0262)      1.00     5.42(b)       0.28(b)      5.31(b)
1997-FST Admin-
istration
shares..........     1.00     0.0255         --         0.0255      (0.0255)      1.00     5.27(b)       0.43(b)      5.15(b)
1997-FST Service
shares..........     1.00     0.0243         --         0.0243      (0.0243)      1.00     5.00(b)       0.68(b)      4.90(b)
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1996-FST shares.     1.00     0.0529         --         0.0529      (0.0529)      1.00     5.41          0.18         5.29
1996-FST Pre-
ferred
shares(c).......     1.00     0.0346         --         0.0346      (0.0346)      1.00     5.28(b)       0.28(b)      5.19(b)
1996-FST Admin-
istration
shares..........     1.00     0.0506         --         0.0506      (0.0506)      1.00     5.14          0.43         5.06
1996-FST Service
shares..........     1.00     0.0478         --         0.0478      (0.0478)      1.00     4.88          0.68         4.78
1995-FST shares.     1.00     0.0586         --         0.0586      (0.0586)      1.00     6.02          0.18         5.86
1995-FST Admin-
istration
shares..........     1.00     0.0559         --         0.0559      (0.0559)      1.00     5.75          0.43         5.59
1995-FST Service
shares..........     1.00     0.0533         --         0.0533      (0.0533)      1.00     5.49          0.68         5.33
FOR THE PERIOD ENDED DECEMBER 31,
---------------------------------
1994-FST
shares(d).......     1.00     0.0401         --         0.0401      (0.0401)      1.00     4.38(b)       0.18(b)      4.38(b)
1994-FST Admin-
istration
shares(d).......     1.00     0.0383         --         0.0383      (0.0383)      1.00     4.12(b)       0.43(b)      4.18(b)
1994-FST Service
shares(d).......     1.00     0.0364         --         0.0364      (0.0364)      1.00     3.86(b)       0.68(b)      3.98(b)
FOR THE YEARS ENDED JANUARY 31,
-------------------------------
1994-FST shares.     1.00     0.0311      0.0002        0.0313      (0.0313)      1.00     3.18          0.17         3.11
1994-FST Admin-
istration
shares..........     1.00     0.0286      0.0002        0.0288      (0.0288)      1.00     2.92          0.42         2.86
1994-FST Service
shares..........     1.00     0.0261      0.0002        0.0263      (0.0263)      1.00     2.66          0.67         2.61
1993-FST shares.     1.00     0.0360      0.0007        0.0367      (0.0367)      1.00     3.75          0.18         3.60
1993-FST Admin-
istration
shares(e).......     1.00     0.0068      0.0001        0.0069      (0.0069)      1.00     3.02(b)       0.44(b)      2.96(b)
1993-FST Service
shares..........     1.00     0.0301      0.0007        0.0308      (0.0308)      1.00     3.23          0.68         3.01
1992-FST shares.     1.00     0.0572      0.0002        0.0574      (0.0574)      1.00     5.99          0.18         5.72
1992-FST Service
shares(e).......     1.00     0.0027         --         0.0027      (0.0027)      1.00     4.10(b)       0.66(b)      4.10(b)
FOR THE PERIOD MARCH 8, 1990(F) THROUGH JANUARY 31,
---------------------------------------------------
1991-FST shares.     1.00     0.0727         --         0.0727      (0.0727)      1.00     8.27(b)       0.18(b)      8.04(b)
                                RATIOS ASSUMING NO
                              WAIVER OF FEES AND NO
                               EXPENSE LIMITATIONS
                             -------------------------
                     NET                  RATIO OF NET
                  ASSETS AT   RATIO OF     INVESTMENT
                     END     EXPENSES TO   INCOME TO
                  OF PERIOD  AVERAGE NET  AVERAGE NET
                  (IN 000'S)   ASSETS        ASSETS
             -------------------------------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JUNE 30, (UNAUDITED)
---------------------------------------------
1997-FST
shares..........  $3,813,081    0.23%(b)      5.34%(b)
1997-FST Pre-
ferred Shares...     240,047    0.33(b)       5.26(b)
1997-FST Admin-
istration
shares..........     295,977    0.48(b)       5.10(b)
1997-FST Service
shares..........     121,165    0.73(b)       4.85(b)
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1996-FST shares.   3,901,797    0.23          5.24
1996-FST Pre-
ferred
shares(c).......     127,126    0.33(b)       5.14(b)
1996-FST Admin-
istration
shares..........     215,898    0.48          5.01
1996-FST Service
shares..........     115,154    0.73          4.73
1995-FST shares.   3,295,791    0.22          5.82
1995-FST Admin-
istration
shares..........     147,894    0.47          5.55
1995-FST Service
shares..........      65,278    0.72          5.29
FOR THE PERIOD ENDED DECEMBER 31,
---------------------------------
1994-FST
shares(d).......   2,774,849    0.24(b)       4.32(b)
1994-FST Admin-
istration
shares(d).......      66,113    0.49(b)       4.12(b)
1994-FST Service
shares(d).......      41,372    0.74(b)       3.92(b)
FOR THE YEARS ENDED JANUARY 31,
-------------------------------
1994-FST shares.   1,831,413    0.25          3.03
1994-FST Admin-
istration
shares..........      35,250    0.50          2.78
1994-FST Service
shares..........      14,001    0.75          2.53
1993-FST shares.     813,126    0.25          3.53
1993-FST Admin-
istration
shares(e).......       1,124    0.52(b)       2.88(b)
1993-FST Service
shares..........         336    0.75          2.94
1992-FST shares.     917,073    0.27          5.63
1992-FST Service
shares(e).......         118    0.74(b)       4.02(b)
FOR THE PERIOD MARCH 8, 1990(F) THROUGH JANUARY 31,
---------------------------------------------------
1991-FST shares.     578,495    0.28(b)       7.94(b)

----
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the invest-ment at the net asset value at the end of the period.
(b) Annualized.
(c) FST Preferred share activity commenced on May 1, 1996.
(d) The information presented reflects eleven months of operations due to a change in fiscal year end. This change was caused by the reorganization of the funds as a series of Goldman Sachs Money Market Trust.
(e) FST Administration share and FST Service share activity commenced during November of 1992 and January of 1992, respectively.
(f) Commencement of operations.

Goldman Sachs Trust--Financial Square Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Share Outstanding Throughout Each Period
Money Market Fund

--------------------------------------------------------------------------------

                             INCOME FROM INVESTMENT OPERATIONS
                            ------------------------------------
                                                                                                                  RATIO OF NET
                  NET ASSET            NET REALIZED     TOTAL                  NET ASSET             RATIO OF NET  INVESTMENT
                  VALUE AT     NET         GAIN      INCOME FROM DISTRIBUTIONS VALUE AT              EXPENSES TO   INCOME TO
                  BEGINNING INVESTMENT ON INVESTMENT INVESTMENT       TO          END      TOTAL     AVERAGE NET  AVERAGE NET
                  OF PERIOD   INCOME   TRANSACTIONS  OPERATIONS  SHAREHOLDERS  OF PERIOD RETURN(A)      ASSETS       ASSETS
           ----------------------------------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JUNE 30, (UNAUDITED)
----------------------
1997-FST
shares..........    $1.00    $0.0269      $   --       $0.0269     $(0.0269)     $1.00     5.57%(b)      0.18%(b)     5.44%(b)
1997-FST Pre-
ferred Shares...     1.00     0.0264          --        0.0264      (0.0264)      1.00     5.46(b)       0.28(b)      5.36(b)
1997-FST Admin-
istration
shares..........     1.00     0.0257          --        0.0257      (0.0257)      1.00     5.30(b)       0.43(b)      5.18(b)
1997-FST Service
shares..........     1.00     0.0244          --        0.0244      (0.0244)      1.00     5.04(b)       0.68(b)      4.93(b)
FOR THE YEARS ENDED DECEMBER 31,
----------------
1996-FST shares.     1.00     0.0533      0.0001        0.0534      (0.0534)      1.00     5.45          0.18         5.33
1996-FST
Preferred
shares(c).......     1.00     0.0348        --          0.0348      (0.0348)      1.00     5.31(b)       0.28(b)      5.23(b)
1996-FST
Administration
shares..........     1.00     0.0504      0.0001        0.0505      (0.0505)      1.00     5.19          0.43         5.04
1996-FST Service
shares..........     1.00     0.0484        --          0.0484      (0.0484)      1.00     4.93          0.68         4.84
1995-FST shares.     1.00     0.0589        --          0.0589      (0.0589)      1.00     6.07          0.15         5.89
1995-FST
Administration
shares..........     1.00     0.0561        --          0.0561      (0.0561)      1.00     5.80          0.40         5.61
1995-FST Service
shares(d).......     1.00     0.0231        --          0.0231      (0.0231)      1.00     5.41(b)       0.65(b)      4.93(b)
FOR THE PERIOD ENDED
DECEMBER 31,
--------------------
1994-FST
shares(d).......     1.00     0.0305        --          0.0305      (0.0305)      1.00     4.91(b)       0.11(b)      4.88(b)
1994-FST
Administration
shares(d).......     1.00     0.0298        --          0.0298      (0.0298)      1.00     4.65(b)       0.36(b)      4.82(b)
                                RATIOS ASSUMING NO
                              WAIVER OF FEES AND NO
                               EXPENSE LIMITATIONS
                             -------------------------
                     NET                  RATIO OF NET
                  ASSETS AT   RATIO OF     INVESTMENT
                     END     EXPENSES TO   INCOME TO
                  OF PERIOD  AVERAGE NET  AVERAGE NET
                  (IN 000'S)   ASSETS        ASSETS
           ----------------------------------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JUNE 30, (UNAUDITED)
----------------------
1997-FST
shares..........  $3,992,002    0.23%(b)      5.39%(b)
1997-FST Pre-
ferred Shares...      43,759    0.33(b)       5.31(b)
1997-FST Admin-
istration
shares..........     276,152    0.48(b)       5.13(b)
1997-FST Service
shares..........     290,345    0.73(b)       4.88(b)
FOR THE YEARS ENDED DECEMBER 31,
----------------
1996-FST shares.   2,540,366    0.23          5.28
1996-FST
Preferred
shares(c).......      17,510    0.33(b)       5.18(b)
1996-FST
Administration
shares..........     165,766    0.48          4.99
1996-FST Service
shares..........     234,376    0.73          4.79
1995-FST shares.   2,069,197    0.23          5.81
1995-FST
Administration
shares..........     137,412    0.48          5.53
1995-FST Service
shares(d).......       4,219    0.73(b)       4.85(b)
FOR THE PERIOD ENDED
DECEMBER 31,
--------------------
1994-FST
shares(d).......     862,971    0.25(b)       4.74(b)
1994-FST
Administration
shares(d).......      66,560    0.50(b)       4.68(b)

----
(a)Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(b)Annualized.
(c)FST Preferred share activity commenced on May 1, 1996.
(d)FST, FST Administration and FST Service share activity commenced May 18, 1994, May 20, 1994 and July 14, 1995, respectively.

Goldman Sachs Trust--Financial Square Funds
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Share Outstanding Throughout Each Period
Treasury Obligations Fund

-------------------------------------------------------------------------------

                             INCOME FROM INVESTMENT OPERATIONS
                            ------------------------------------
                                                                                                                      RATIO OF NET
                  NET ASSET            NET REALIZED     TOTAL                                            RATIO OF NET  INVESTMENT
                  VALUE AT     NET      GAIN (LOSS)  INCOME FROM DISTRIBUTIONS   NET ASSET               EXPENSES TO   INCOME TO
                  BEGINNING INVESTMENT ON INVESTMENT INVESTMENT       TO         VALUE AT      TOTAL     AVERAGE NET  AVERAGE NET
                  OF PERIOD   INCOME   TRANSACTIONS  OPERATIONS  SHAREHOLDERS  END OF PERIOD RETURN(A)      ASSETS       ASSETS
          ------------------------------------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JUNE 30, (UNAUDITED)
---------------------------------------------
1997-FST
shares..........    $1.00    $0.0262      $0.0001      $0.0263     $(0.0263)       $1.00       5.43%(b)      0.18%(b)     5.28%(b)
1997-FST Pre-
ferred shares ..     1.00     0.0257       0.0001       0.0258      (0.0258)        1.00       5.32(b)       0.28(b)      5.18(b)
1997-FST Admin-
istration shares
 ................     1.00     0.0249       0.0001       0.0250      (0.0250)        1.00       5.16(b)       0.43(b)      5.03(b)
1997-FST Service
shares .........     1.00     0.0237       0.0001       0.0238      (0.0238)        1.00       4.90(b)       0.68(b)      4.78(b)
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1996-FST shares.     1.00     0.0522       0.0003       0.0525      (0.0524)        1.00       5.35          0.18         5.22
1996-FST
Preferred
shares(c).......     1.00     0.0342       0.0001       0.0343      (0.0343)        1.00       5.24(b)       0.28(b)      5.11(b)
1996-FST
Administration
shares..........     1.00     0.0497       0.0002       0.0499      (0.0498)        1.00       5.09          0.43         4.97
1996-FST Service
shares..........     1.00     0.0472       0.0002       0.0474      (0.0474)        1.00       4.83          0.68         4.72
1995-FST shares.     1.00     0.0573       0.0005       0.0578      (0.0578)        1.00       5.96          0.18         5.73
1995-FST
Administration
shares..........     1.00     0.0547       0.0005       0.0552      (0.0552)        1.00       5.69          0.43         5.47
1995-FST Service
shares..........     1.00     0.0521       0.0005       0.0526      (0.0526)        1.00       5.43          0.68         5.21
FOR THE PERIOD ENDED DECEMBER 31,
---------------------------------
1994-FST
shares(d).......     1.00     0.0379      (0.0001)      0.0378      (0.0378)        1.00       4.23(b)       0.18(b)      4.13(b)
1994-FST
Administration
shares(d).......     1.00     0.0388      (0.0001)      0.0387      (0.0387)        1.00       3.97(b)       0.43(b)      4.24(b)
1994-FST Service
shares(d).......     1.00     0.0349      (0.0001)      0.0348      (0.0348)        1.00       3.71(b)       0.68(b)      3.82(b)
FOR THE YEARS ENDED JANUARY 31,
-------------------------------
1994-FST shares.     1.00     0.0301       0.0007       0.0308      (0.0307)        1.00       3.11          0.17         3.01
1994-FST
Administration
shares..........     1.00     0.0276       0.0006       0.0282      (0.0281)        1.00       2.85          0.42         2.76
1994-FST Service
shares..........     1.00     0.0251       0.0008       0.0259      (0.0256)        1.00       2.60          0.67         2.51
1993-FST shares.     1.00     0.0342       0.0012       0.0354      (0.0355)        1.00       3.69          0.18         3.42
1993-FST
Administration
shares(e) ......     1.00     0.0009        --          0.0009      (0.0009)        1.00       2.83(b)       0.43(b)      2.83(b)
1993-FST Service
shares..........     1.00     0.0296       0.0016       0.0312      (0.0309)        1.00       3.17          0.68         2.96
1992-FST shares.     1.00     0.0549       0.0015       0.0564      (0.0561)        1.00       5.84          0.18         5.49
1992-FST Service
shares(e).......     1.00     0.0113       0.0006       0.0119      (0.0116)        1.00       4.47(b)       0.68(b)      3.77(b)
FOR THE PERIOD MARCH 8, 1990(F) THROUGH JANUARY 31,
---------------------------------------------------
1991-FST shares.     1.00     0.0600       0.0006       0.0606      (0.0605)        1.00       8.06(b)       0.21(b)      7.74(b)
                                RATIOS ASSUMING NO
                              WAIVER OF FEES AND NO
                               EXPENSE LIMITATIONS
                             -------------------------
                     NET                  RATIO OF NET
                  ASSETS AT   RATIO OF     INVESTMENT
                     END     EXPENSES TO   INCOME TO
                  OF PERIOD  AVERAGE NET  AVERAGE NET
                  (IN 000'S)   ASSETS        ASSETS
          ------------------------------------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JUNE 30, (UNAUDITED)
---------------------------------------------
1997-FST
shares..........  $2,140,063    0.24%(b)      5.22%(b)
1997-FST Pre-
ferred shares ..       2,826    0.34(b)       5.12(b)
1997-FST Admin-
istration shares
 ................     638,287    0.49(b)       4.97(b)
1997-FST Service
shares .........     232,548    0.74(b)       4.72(b)
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1996-FST shares.   2,291,051    0.24          5.16
1996-FST
Preferred
shares(c).......      46,637    0.34(b)       5.05(b)
1996-FST
Administration
shares..........     536,895    0.49          4.91
1996-FST Service
shares..........     220,560    0.74          4.66
1995-FST shares.   1,587,715    0.23          5.68
1995-FST
Administration
shares..........     283,186    0.48          5.42
1995-FST Service
shares..........     139,117    0.73          5.16
FOR THE PERIOD ENDED DECEMBER 31,
---------------------------------
1994-FST
shares(d).......     958,196    0.25(b)       4.06(b)
1994-FST
Administration
shares(d).......      82,124    0.50(b)       4.17(b)
1994-FST Service
shares(d).......      81,162    0.75(b)       3.75(b)
FOR THE YEARS ENDED JANUARY 31,
-------------------------------
1994-FST shares.     812,420    0.24          2.94
1994-FST
Administration
shares..........      24,485    0.49          2.69
1994-FST Service
shares..........      35,656    0.74          2.44
1993-FST shares.     776,181    0.26          3.34
1993-FST
Administration
shares(e) ......           1    0.51(b)       2.75(b)
1993-FST Service
shares..........       5,155    0.76          2.88
1992-FST shares.     413,171    0.28          5.39
1992-FST Service
shares(e).......       3,634    0.78(b)       3.67(b)
FOR THE PERIOD MARCH 8, 1990(F) THROUGH JANUARY 31,
---------------------------------------------------
1991-FST shares.     229,988    0.34(b)       7.61(b)

----
(a)Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(b)Annualized.
(c)FST Preferred share activity commenced on May 1, 1996.
(d)The information presented reflects eleven months of operations due to a change in fiscal year end. This change was caused by the reorganization of the funds as a series of Goldman Sachs Money Market Trust.
(e)FST Administration and FST Service share activity commenced during January of 1993 and October of 1991, respectively.
(f)Commencement of operations.

Goldman Sachs Trust--Financial Square Funds
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Share Outstanding Throughout Each Period
Treasury Instruments Fund
-------------------------------------------------------------------------------

                             INCOME FROM INVESTMENT OPERATIONS
                            ------------------------------------
                                                                                                                  RATIO OF NET
                  NET ASSET            NET REALIZED     TOTAL                  NET ASSET             RATIO OF NET  INVESTMENT
                  VALUE AT     NET         GAIN      INCOME FROM DISTRIBUTIONS VALUE AT              EXPENSES TO   INCOME TO
                  BEGINNING INVESTMENT ON INVESTMENT INVESTMENT       TO          END      TOTAL     AVERAGE NET  AVERAGE NET
                  OF PERIOD   INCOME   TRANSACTIONS  OPERATIONS  SHAREHOLDERS  OF PERIOD RETURN(A)      ASSETS       ASSETS
           ----------------------------------------------------------------------------------------------------------------
FOR THE PERIOD ENDED JUNE 30, (UNAUDITED)
-----------------------
1997-FST
shares(c).......    $1.00    $ 0.0168     0.0002      $ 0.0170     $(0.0170)     $1.00     5.29%(b)      0.18%(b)     5.12%(b)
1997-FST Pre-
ferred shares
(c).............     1.00      0.0043     0.0002        0.0045      (0.0045)      1.00     5.19(b)       0.28(b)      5.04(b)
1997-FST Admin-
istration shares
(c).............     1.00      0.0122     0.0002        0.0124      (0.0124)      1.00     5.06(b)       0.43(b)      4.89(b)
1997-FST Service
shares (c)......     1.00      0.0150     0.0002        0.0152      (0.0152)      1.00     4.73(b)       0.68(b)      4.63(b)
                               RATIOS ASSUMING NO
                             WAIVER OF FEES AND NO
                              EXPENSE LIMITATIONS
                            -------------------------
                     NET
                  ASSETS AT              RATIO OF NET
                     END     RATIO OF     INVESTMENT
                  OF PERIOD EXPENSES TO   INCOME TO
                     (IN    AVERAGE NET  AVERAGE NET
                   000'S)     ASSETS        ASSETS
           ----------------------------------------------------------------------------------------------------------------
FOR THE PERIOD ENDED JUNE 30, (UNAUDITED)
-----------------------
1997-FST
shares(c).......  $237,444     0.36%(b)      4.94%(b)
1997-FST Pre-
ferred shares
(c).............         2     0.46(b)       4.86(b)
1997-FST Admin-
istration shares
(c).............     1,132     0.61(b)       4.71(b)
1997-FST Service
shares (c)......    35,901     0.86(b)       4.45(b)

----
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(b) Annualized.
(c) FST Share, FST Preferred Share, FST Administration Share, and FST Service Share activity commenced March 3, 1997, May 30, 1997, April 1, 1997, and March 5, 1997, respectively.

Goldman Sachs Trust--Financial Square Funds
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Share Outstanding Throughout Each Period
Government Fund

-------------------------------------------------------------------------------


                                                INCOME FROM INVESTMENT OPERATIONS
                                             ----------------------------------------

                                   NET ASSET                                 TOTAL
                                   VALUE AT     NET     NET REALIZED GAIN INCOME FROM DISTRIBUTIONS  NET ASSET
                                   BEGINNING INVESTMENT   ON INVESTMENT   INVESTMENT       TO       VALUE AT END   TOTAL
                                   OF PERIOD   INCOME     TRANSACTIONS    OPERATIONS  SHAREHOLDERS   OF PERIOD   RETURN(A)
          -----------------------------------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JUNE 30, (UNAUDITED)
---------------------------------------------
1997-FST shares......                $1.00    $ 0.0264       $0.0001       $ 0.0265     $(0.0265)      $1.00       5.47%(b)
1997-FST Preferred
shares...............                 1.00      0.0259        0.0001         0.0260      (0.0260)       1.00       5.37(b)
1997-FST Administra-
tion shares..........                 1.00      0.0251        0.0001         0.0252      (0.0252)       1.00       5.21(b)
1997-FST Service
shares...............                 1.00      0.0239        0.0001         0.0240      (0.0240)       1.00       4.95(b)
FOR THE YEARS ENDED
DECEMBER 31,
-------------------
1996-FST shares......                 1.00      0.0525        0.0001         0.0526      (0.0526)       1.00       5.38
1996-FST Preferred
shares(c)............                 1.00      0.0344        0.0001         0.0345      (0.0345)       1.00       5.26(b)
1996-FST Administra-
tion shares..........                 1.00      0.0501        0.0001         0.0502      (0.0502)       1.00       5.12
1996-FST Service
shares...............                 1.00      0.0474        0.0001         0.0475      (0.0475)       1.00       4.86
1995-FST shares......                 1.00      0.0581        0.0001         0.0582      (0.0582)       1.00       6.00
1995-FST Administra-
tion shares..........                 1.00      0.0554        0.0001         0.0555      (0.0555)       1.00       5.74
1995-FST Service
shares(d)............                 1.00      0.0320         --            0.0320      (0.0320)       1.00       5.40(b)
FOR THE PERIOD ENDED DECEMBER 31,
---------------------------------
1994-FST shares(e)...                 1.00      0.0424         --            0.0424      (0.0424)       1.00       4.36(b)
1994-FST Administra-
tion shares(e).......                 1.00      0.0426         --            0.0426      (0.0426)       1.00       4.10(b)
FOR THE PERIOD ENDED
JANUARY 31,
--------------------
1993-FST shares(d)...                 1.00      0.0256        0.0001         0.0257      (0.0257)       1.00       3.14(b)
1993-FST Administra-
tion shares(d).......                 1.00      0.0120        0.0001         0.0121      (0.0121)       1.00       2.87(b)


                                                                                RATIOS ASSUMING NO
                                                                              WAIVER OF FEES AND NO
                                                                               EXPENSE LIMITATIONS
                                                                             -------------------------
                                                  RATIO OF NET                            RATIO OF NET
                                     RATIO OF NET  INVESTMENT       NET       RATIO OF     INVESTMENT
                                     EXPENSES TO   INCOME TO   ASSETS AT END EXPENSES TO   INCOME TO
                                     AVERAGE NET  AVERAGE NET    OF PERIOD   AVERAGE NET  AVERAGE NET
                                        ASSETS       ASSETS     (IN 000'S)     ASSETS        ASSETS
          ---------------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JUNE 30, (UNAUDITED)
---------------------------------------------
1997-FST shares......                0.18%(b)     5.33%(b)  $1,222,437      0.22%(b)      5.29%(b)
1997-FST Preferred
shares...............                0.28(b)      5.32(b)       48,896      0.32(b)       5.28(b)
1997-FST Administra-
tion shares..........                0.43(b)      5.07(b)      190,742      0.47(b)       5.03(b)
1997-FST Service
shares...............                0.68(b)      4.83(b)      603,520      0.72(b)       4.79(b)
FOR THE YEARS ENDED
DECEMBER 31,
-------------------
1996-FST shares......                0.18         5.25         858,769      0.24          5.19
1996-FST Preferred
shares(c)............                0.28(b)      5.14(b)          112      0.34(b)       5.08(b)
1996-FST Administra-
tion shares..........                0.43         5.01         145,108      0.49          4.95
1996-FST Service
shares...............                0.68         4.74         223,554      0.74          4.68
1995-FST shares......                0.18         5.81         743,884      0.24          5.75
1995-FST Administra-
tion shares..........                0.43         5.54          82,386      0.49          5.48
1995-FST Service
shares(d)............                0.68(b)      5.08(b)       14,508      0.74(b)       5.02(b)
FOR THE PERIOD ENDED DECEMBER 31,
---------------------------------
1994-FST shares(e)...                0.15(b)      4.64(b)      258,350      0.25(b)       4.54(b)
1994-FST Administra-
tion shares(e).......                0.40(b)      4.67(b)       54,253      0.50(b)       4.57(b)
FOR THE PERIOD ENDED
JANUARY 31,
--------------------
1993-FST shares(d)...                0.08(b)      3.10(b)       44,697      0.59(b)       2.59(b)
1993-FST Administra-
tion shares(d).......                0.35(b)      2.85(b)       14,126      0.76(b)       2.44(b)

----
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the invest-ment at the net asset value at the end of the period.
(b) Annualized.
(c) FST Preferred share activity commenced on May 1, 1996.
(d) FST share, FST Administration share and FST Service share activity com-menced April 6, 1993, September 1, 1993 and May 16, 1995, respectively.
(e) The information presented reflects eleven months of operations due to a change in fiscal year end. This change was caused by the reorganization of the funds as a series of Goldman Sachs Money Market Trust.

Goldman Sachs Trust--Financial Square Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Share Outstanding Throughout Each Period
Federal Fund
--------------------------------------------------------------------------------

                             INCOME FROM INVESTMENT OPERATIONS
                            -----------------------------------
                                                                                                                 RATIO OF NET
                  NET ASSET            NET REALIZED    TOTAL                  NET ASSET             RATIO OF NET  INVESTMENT
                  VALUE AT     NET       GAIN ON    INCOME FROM DISTRIBUTIONS VALUE AT              EXPENSES TO   INCOME TO
                  BEGINNING INVESTMENT  INVESTMENT  INVESTMENT       TO          END      TOTAL     AVERAGE NET  AVERAGE NET
                  OF PERIOD   INCOME   TRANSACTIONS OPERATIONS  SHAREHOLDERS  OF PERIOD RETURN(A)      ASSETS       ASSETS
         --------------------------------------------------------------------------------------------------------------------
FOR THE PERIOD ENDED JUNE 30,
(UNAUDITED)
-----------------------------
1997-FST
shares(c).......    $1.00    $ 0.0178      --        $ 0.0178     $ (0.0178)    $1.00     5.47%(b)      0.18%(b)     5.36%(b)
1997-FST Pre-
ferred
shares(c).......     1.00      0.0047      --          0.0047       (0.0047)     1.00     5.46(b)       0.28(b)      5.28(b)
1997-FST Admin-
istration
shares(c).......     1.00      0.0128      --          0.0128       (0.0128)     1.00     5.25(b)       0.43(b)      5.17(b)
1997-FST Service
shares(c).......     1.00      0.0131      --          0.0131       (0.0131)     1.00     4.99(b)       0.68(b)      4.90(b)
                              RATIOS ASSUMING NO
                            WAIVER OF FEES AND NO
                    NET      EXPENSE LIMITATIONS
                   ASSETS  -------------------------
                   AT END               RATIO OF NET
                     OF     RATIO OF     INVESTMENT
                   PERIOD  EXPENSES TO   INCOME TO
                    (IN    AVERAGE NET  AVERAGE NET
                   000'S)    ASSETS        ASSETS
         --------------------------------------------------------------------------------------------------------------------
FOR THE PERIOD ENDED JUNE 30,
(UNAUDITED)
-----------------------------
1997-FST
shares(c).......  $714,024    0.36%(b)      5.18%(b)
1997-FST Pre-
ferred
shares(c).......         2    0.46(b)       5.10(b)
1997-FST Admin-
istration
shares(c).......   137,933    0.61(b)       4.99(b)
1997-FST Service
shares(c).......   122,323    0.86(b)       4.72(b)

----
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(b) Annualized.
(c) FST share, FST Preferred share, FST Administration share, and FST Service share activity commenced February 28, 1997, May 30, 1997, April 1, 1997 and March 25, 1997, respectively.

Goldman Sachs Trust--Financial Square Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Share Outstanding Throughout Each Period
Tax-Free Money Market Fund

--------------------------------------------------------------------------------


                                     INCOME FROM INVESTMENT OPERATIONS
                                     ---------------------------------------
                              NET                      NET         TOTAL
                             ASSET     NET          REALIZED      INCOME                     NET ASSET             RATIO OF NET
                           VALUE AT  INVEST-         GAIN ON       FROM        DISTRIBUTIONS VALUE AT              EXPENSES TO
                           BEGINNING   MENT        INVESTMENT   INVESTMENT          TO        END OF     TOTAL     AVERAGE NET
                           OF PERIOD  INCOME      TRANSACTIONS  OPERATIONS     SHAREHOLDERS   PERIOD   RETURN (A)     ASSETS
                           ----------------------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JUNE 30, (UNAUDITED)
---------------------------------------------
1997-FST
shares..........             $1.00   $     0.0170           --   $     0.0170    $(0.0170)     $1.00      3.49%(b)     0.18%(b)
1997-FST Pre-
ferred shares...              1.00         0.0165           --         0.0165     (0.0165)      1.00      3.39(b)      0.28(b)
1997-FST Admin-
istration
shares..........              1.00         0.0158           --         0.0158     (0.0158)      1.00      3.23(b)      0.43(b)
1997-FST Service
shares..........              1.00         0.0146           --         0.0146     (0.0146)      1.00      2.97(b)      0.68(b)
FOR THE YEARS
ENDED DECEMBER
31,
--------------
1996-FST shares.              1.00         0.0335          --          0.0335     (0.0335)      1.00      3.39         0.18
1996-FST Pre-
ferred
shares(c).......              1.00         0.0218          --          0.0218     (0.0218)      1.00      3.30(b)      0.28(b)
1996-FST Admin-
istration
shares..........              1.00         0.0310          --          0.0310     (0.0310)      1.00      3.13         0.43
1996-FST Service
shares..........              1.00         0.0285          --          0.0285     (0.0285)      1.00      2.88         0.68
1995-FST shares.              1.00         0.0381          --          0.0381     (0.0381)      1.00      3.89         0.14
1995-FST Admin-
istration
shares..........              1.00         0.0354          --          0.0354     (0.0354)      1.00      3.63         0.39
1995-FST Service
shares..........              1.00         0.0332          --          0.0332     (0.0332)      1.00      3.38         0.64
FOR THE PERIOD
ENDED DECEMBER
31,
--------------
1994-FST
shares(d).......              1.00         0.0156          --          0.0156     (0.0156)      1.00      3.41(b)      0.07(b)
1994-FST
Administration shares(d).     1.00         0.0136          --          0.0136     (0.0136)      1.00      3.19(b)      0.32(b)
1994-FST Service
shares(d).......              1.00         0.0091          --          0.0091     (0.0091)      1.00      3.11(b)      0.57(b)
                                                       RATIOS ASSUMING NO
                                                     WAIVER OF FEES AND NO
                                                      EXPENSE LIMITATIONS
                                                    -------------------------
                            RATIO OF NET    NET                  RATIO OF NET
                             INVESTMENT  ASSETS AT   RATIO OF     INVESTMENT
                             INCOME TO     END OF   EXPENSES TO   INCOME TO
                            AVERAGE NET    PERIOD   AVERAGE NET  AVERAGE NET
                               ASSETS    (IN 000'S)   ASSETS        ASSETS
                            -------------------------------------------------
FOR THE SIX MONTHS ENDED JUNE 30, (UNAUDITED)
---------------------------------------------
1997-FST
shares..........                3.46%(b)  $731,783     0.22%(b)      3.42%(b)
1997-FST Pre-
ferred shares...                3.24(b)      5,468     0.32(b)       3.20(b)
1997-FST Admin-
istration
shares..........                3.25(b)     96,496     0.47(b)       3.21(b)
1997-FST Service
shares..........                2.94(b)     27,597     0.72(b)       2.90(b)
FOR THE YEARS
ENDED DECEMBER
31,
--------------
1996-FST shares.                3.35       440,838     0.23          3.30
1996-FST Pre-
ferred
shares(c).......                3.26(b)     28,731     0.33(b)       3.21(b)
1996-FST Admin-
istration
shares..........                3.10        51,661     0.48          3.05
1996-FST Service
shares..........                2.85        19,855     0.73          2.80
1995-FST shares.                3.81       448,367     0.24          3.71
1995-FST Admin-
istration
shares..........                3.54        20,939     0.49          3.44
1995-FST Service
shares..........                3.32        19,860     0.74          3.22
FOR THE PERIOD
ENDED DECEMBER
31,
--------------
1994-FST
shares(d).......                3.42(b)    183,570     0.31(b)       3.18(b)
1994-FST
Administration shares(d).       3.25(b)      2,042     0.56(b)       3.01(b)
1994-FST Service
shares(d).......                3.32(b)      2,267     0.81(b)       3.08(b)

--------------
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(b) Annualized.
(c) FST Preferred share activity commenced on May 1, 1996.
(d) FST share, FST Administration share and FST Service share activity com-menced July 19, 1994, August 1, 1994 and September 23, 1994, respectively.

                         AN INTRODUCTION TO THE FUNDS

  THE TRUST: The Trust is a no-load, open-end, management investment company registered under the Investment Company Act of 1940, as amended (the "Invest-ment Company Act"). Each Fund is a separate pool of assets which pursues its investment objective through separate investment policies, as described below.

  THE ADVISER: Goldman Sachs Asset Management, a separate operating division of Goldman, Sachs & Co. ("Goldman Sachs"), serves as the Funds' investment ad-viser (the "Adviser" or "GSAM").

  THE DISTRIBUTOR: Goldman Sachs, which serves as the Funds' distributor and transfer agent, is one of the largest international investment banking and brokerage firms in the United States.

  THE INVESTORS: The Funds are designed for institutional investors seeking a high rate of return, a stable net asset value and convenient liquidation priv-ileges. The Funds are particularly suitable for banks, corporations and other financial institutions that seek investment of short-term funds for their own accounts or for the accounts of their customers. Shares of the Government Fund are intended to qualify as eligible investments for Federally chartered credit unions pursuant to Sections 107(7), 107(8) and 107(15) of the Federal Credit Union Act, Part 703 of the National Credit Union Administration ("NCUA") Rules and Regulations and NCUA Letter Number 155. The Fund intends to review changes in the applicable laws, rules and regulations governing eligible investments for federally chartered credit unions, and to take such action as may be nec-essary so that the investments of the Fund qualify as eligible investments un-der the Federal Credit Union Act and the regulations thereunder. Shares of the Government Fund, however, may or may not qualify as eligible investments for particular state chartered credit unions. State chartered credit unions should consult qualified legal counsel to determine whether the Government Fund is a permissible investment under the law applicable to it.

  THE FUNDS: Each Fund's securities are valued by the amortized cost method as permitted by a rule ("Rule 2a-7") of the Securities and Exchange Commission ("SEC"). Under such rule, each Fund may invest only in securities that are de-termined to present minimal credit risk and meet certain other criteria.

    TAXABLE FUNDS: Prime Obligations, Money Market, Premium Money Market, Treasury Obligations and Government Funds.

    TAX ADVANTAGED FUNDS: Treasury Instruments and Federal Funds.

    TAX-EXEMPT FUNDS: Tax-Free Money Market and Municipal Money Market Funds.

    INVESTMENT OBJECTIVES AND POLICIES FOR TAXABLE, TAX-ADVANTAGED AND TAX-EXEMPT FUNDS: To maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing ex-clusively in high quality money market instruments. In order to obtain a rating from a rating organization, the Premium Money Market Fund will ob-serve special investment restrictions. The Treasury Instruments and Federal Funds pursue their objectives by limiting their investments to certain U.S. Treasury Obligations and U.S. Government Securities (each as defined here-in), respectively, the interest from which is generally exempt from state income taxation. Each investor should consult his or her tax adviser to de-termine whether distributions from the Treasury Instruments and Federal Funds (and any other Fund that may hold such obligations) derived from in-terest on such obligations are exempt from state income taxation in the in-vestor's own state.

  NET ASSET VALUE: Each Fund seeks to maintain a stable net asset value of $1.00 per share.

  MAXIMUM REMAINING MATURITY OF PORTFOLIO INVESTMENTS: Thirteen months at the time of purchase.

  DOLLAR-WEIGHTED AVERAGE PORTFOLIO MATURITY ("WAM"): Not more than ninety days as required by Rule 2a-7.

  FIRST TIER SECURITIES: Each Fund may purchase securities which are rated (or that have been issued by an issuer that is rated with respect to a class of short-term debt obligations, or any security within that class, comparable in priority and quality with such securities) in the highest short-term rating category by at least two NRSROs (as defined below), or if only one NRSRO has assigned a rating, by that NRSRO. U.S. Government Securities as defined herein are considered First Tier Securities.

  SECOND TIER SECURITIES: The Tax-Exempt Funds may purchase securities which are not First Tier Securities but which are rated in the top two short-term rating categories by at least two NRSROs, or if only one NRSRO has assigned a rating, by that NRSRO. The Taxable Funds will not invest in a security which is a Second Tier Security at the time of purchase.

  UNRATED SECURITIES: To the extent permitted by Rule 2a-7, unrated securities may be purchased if they are deemed to be of comparable quality to First Tier Securities, or to the extent that a Fund may purchase Second Tier Securities, comparable in quality to Second Tier Securities.

  NRSROS: Nationally Recognized Statistical Rating Organizations include Stan-dard & Poor's Ratings Group ("S&P"), Moody's Investors Service, Inc. ("Moody's"), Fitch Investors Services, Inc., Duff and Phelps, Inc., IBCA Lim-ited and its affiliate IBCA Inc., and Thomson BankWatch, Inc. For a descrip-tion of each NRSRO's rating categories, see Appendix A to the Statement of Ad-ditional Information.

                           INVESTMENT POLICIES MATRIX

                                                                      SHORT-TERM
                                                                    OBLIGATIONS OF            ASSET-BACKED &   FOREIGN
                       US          US                                CORPORATIONS              RECEIVABLES-  GOVERNMENT
                    TREASURY   GOVERNMENT     BANK      COMMERCIAL    AND OTHER    REPURCHASE     BACKED     OBLIGATIONS
        FUND       OBLIGATIONS SECURITIES  OBLIGATIONS     PAPER       ENTITIES    AGREEMENTS  SECURITIES+      (US$)
------------------------------------------------------------------------------------------------------------------------
Prime Obligations      [_]         [_]         [_]          [_]          [_]           [_]         [_]
                                          U.S. banks                 U.S. entities
                                          only                       only
------------------------------------------------------------------------------------------------------------------------
Money Market           [_]         [_]         [_]          [_]          [_]           [_]         [_]          [_]
                                          Over 25% of   U.S. and     U.S. and
                                          total assets  foreign      foreign
                                          must be       (US$)        (US$)
                                          invested in   commercial   entities
                                          US and        paper
                                          Foreign (US$)
                                          Banks
------------------------------------------------------------------------------------------------------------------------
  Premium Money        [_]         [_]         [_]          [_]          [_]           [_]         [_]          [_]
   Market                                 Over 25% of   U.S. and     U.S. and
                                          total assets  foreign      foreign
                                          must be       (US$)        (US$)
                                          invested in   commercial   entities
                                          US and        paper
                                          Foreign (US$)
                                          Banks
------------------------------------------------------------------------------------------------------------------------
Treasury               [_]                                                             [_]
Obligations
------------------------------------------------------------------------------------------------------------------------
Treasury               [_]
Instruments
------------------------------------------------------------------------------------------------------------------------
Government             [_]         [_]                                                 [_]
------------------------------------------------------------------------------------------------------------------------
Federal                [_]         [_]                                             (Does not
                                                                                   intend to
                                                                                   invest)
------------------------------------------------------------------------------------------------------------------------
Tax-Free Money                                              [_]
Market                                                  Tax-exempt
                                                        only
------------------------------------------------------------------------------------------------------------------------
Municipal Money                                             [_]
Market                                                  Tax-exempt
                                                        only

Note: See "Description of Securities and Investment Techniques" for a descrip-tion of, and certain criteria applicable to, each of these categories of investments.
    +To the extent required by Rule 2a-7, asset-backed and receivables-backed securities will be rated by the requisite number of NRSROs.

---------------------------------------------------------------------------------------------------
                                                                      SUMMARY OF
  TAXABLE      TAX-EXEMPT       CREDIT      INVESTMENT    UNRATED    TAXATION FOR
MUNICIPALS     MUNICIPALS     QUALITY****   COMPANIES    SECURITIES DISTRIBUTIONS*  MISCELLANEOUS
---------------------------------------------------------------------------------------------------
    [_]                        First           [_]           [ ]    Taxable
                               Tier       Up to 10% of              federal and
                                          total assets              state**
                                          in other
                                          investment
                                          companies
---------------------------------------------------------------------------------------------------
    [_]                        First           [_]           [_]    Taxable        May invest in
                               Tier       Up to 10% of              federal and    obligations of
                                          total assets              state**        the
                                          in other                                 International
                                          investment                               Bank for
                                          companies                                Reconstruction
                                                                                   and Development
---------------------------------------------------------------------------------------------------
    [_]
                               First          [_]            [_]    Taxable        May invest in
                               Tier       Up to 10% of              federal and    obligations of
                                          total assets              state**        the
                                          in other                                 International
                                          investment                               Bank for
                                          companies                                Reconstruction
                                                                                   and Development
---------------------------------------------------------------------------------------------------

                               First          [_]                   Taxable
                               Tier       Up to 10% of              federal and
                                          total assets              state**
                                          in other
                                          investment
                                          companies
---------------------------------------------------------------------------------------------------
                               First          [_]                   Taxable
                               Tier       Up to 10% of              federal and
                                          total assets              generally
                                          in other                  exempt from
                                          investment                state taxation
                                          companies
---------------------------------------------------------------------------------------------------
                               First          [_]
                               Tier       Up to 10% of              Taxable
                                          total assets              federal and
                                          in other                  state**
                                          investment
                                          companies
---------------------------------------------------------------------------------------------------
                                                                                   Under
                               First          [_]                   Taxable        extraordinary
                               Tier       Up to 10% of              federal and    circumstances,
                                          total assets              generally      may hold cash,
                                          in other                  exempt from    U.S. Government
                                          investment                state taxation Securities
                                          companies                                subject to state
                                                                                   taxation or cash
                                                                                   equivalents
---------------------------------------------------------------------------------------------------

                 [_]           First or       [_]            [_]    Tax-exempt     May (but does
            At least 80% of    Second     Up to 10% of              federal and    not currently
            net assets in      Tier       total assets              taxable        intend to)
            Municipal                     in other                  state***       invest up to 20%
            Instruments                   investment                               in AMT
            (except in                    companies                                securities and
            extraordinary                                                          may temporarily
            circumstances)                                                         invest in the
                                                                                   taxable money
                                                                                   market
                                                                                   instruments
                                                                                   described herein
---------------------------------------------------------------------------------------------------

                 [_]           First or       [_]            [_]    Tax-exempt     May invest up to
            At least 80% of    Second     Up to 10% of              federal and    100% in AMT
            net assets in      Tier       total assets              taxable        securities and
            Municipal                     in other                  state***       may temporarily
            Instruments                   investment                               invest in the
            (except in                    companies                                taxable money
            extraordinary                                                          market
            circumstances)                                                         instruments
                                                                                   described herein
---------------------------------------------------------------------------------------------------

    * See "Taxes" below for an explanation of the tax consequences summarized in the table above.
   ** Taxable in many states except for distributions from U.S. Treasury obli-gation interest income and certain U.S. Government securities interest income.
  *** Taxable except for distributions from interest on obligations of an in-
      vestor's state of residence in certain states.
 **** To the extent permitted by Rule 2a-7, a Fund holding a security fully supported by a guarantee may substitute the credit quality of the guaran-tee in determining the credit quality of the security.

              DESCRIPTION OF SECURITIES AND INVESTMENT TECHNIQUES

U.S. TREASURY OBLIGATIONS

  "U.S. Treasury Obligations" are securities issued or guaranteed by the U.S. Treasury, payments of principal and interest on which are backed by the full faith and credit of the U.S. Government.

U.S. GOVERNMENT SECURITIES

  "U.S. Government Securities" are obligations issued or guaranteed by the U.S. Government, its agencies, authorities or instrumentalities. Unlike U.S. Treasury Obligations, securities issued or guaranteed by U.S. Government agen-cies, authorities or instrumentalities are supported either by (a) the full faith and credit of the U.S. Government (such as securities of the Government National Mortgage Association), (b) the right of the issuer to borrow from the Treasury (such as securities of the Student Loan Marketing Association), (c) the discretionary authority of the U.S. Government to purchase the agency's obligations (such as securities of the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation), or (d) only the credit of the issuer. No assurance can be given that the U.S. Government will provide finan-cial support to U.S. Government agencies, authorities or instrumentalities in the future. U.S. Government Securities may include zero coupon bonds. Such bonds may be purchased when yields are attractive.

  Securities guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities are deemed to include (a) secu-rities for which the payment of principal and interest is backed by an irrevo-cable letter of credit issued by the U.S. Government, its agencies, authori-ties or instrumentalities and (b) participations in loans made to foreign gov-ernments or their agencies that are so guaranteed. The secondary market for certain of these participations is limited. Such participations may therefore be regarded as illiquid.

  Each Fund may also invest in separately traded principal and interest compo-nents of securities guaranteed or issued by the U.S. Treasury if such compo-nents are traded independently under the Separate Trading of Registered Inter-est and Principal of Securities program ("STRIPS").

  The Treasury Instruments and Federal Funds invest in U.S. Treasury Obliga-tions and the Federal Fund may also invest in certain U.S. Government Securi-ties the interest from which is generally exempt from state income taxation. Securities generally eligible for this exemption include those issued by the U.S. Treasury and those issued by certain agencies, authorities or instrumen-talities of the U.S. Government, including the Federal Home Loan Banks, Fed-eral Farm Credit Banks, Tennessee Valley Authority and the Student Loan Mar-keting Association.

CUSTODIAL RECEIPTS

  Each Fund (other than the Treasury Obligations, Treasury Instruments, Gov-ernment and Federal Funds) may also acquire securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities in the form of custodial receipts that evidence ownership of future interest payments, principal payments or both on certain notes or bonds issued by the U.S. Government, its agencies, authorities or instrumentalities. For certain securities law purposes, custodial receipts are not considered ob-ligations of the U.S. Government.

U.S. AND FOREIGN BANK OBLIGATIONS

  The Prime Obligations, Money Market and Premium Money Market Funds may in-vest in "U.S. Bank Obligations" limited to securities issued or guaranteed by
U.S. banks (including certificates of deposit, commer     -
cial paper, unsecured bank promissory notes and bankers' acceptances) which have more than $1 billion in total assets at the time of purchase. Such obli-gations may also include debt obligations issued by U.S. subsidiaries of such banks.

  The Money Market and Premium Money Market Funds may also invest in "Foreign Bank Obligations" limited to U.S. dollar-denominated obligations issued or guaranteed (including fixed time deposits) by foreign banks which have more than $1 billion in total assets at the time of purchase, U.S. branches of such foreign banks (Yankee obligations), foreign branches of such foreign banks and foreign branches of U.S. banks having more than $1 billion in total assets at the time of purchase. Such bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the spe-cific obligations or by government regulation.

  The Money Market and Premium Money Market Funds will invest more than 25% of their total assets in bank obligations (whether foreign or domestic), includ-ing bank commercial paper. However, if adverse economic conditions prevail in the banking industry (such as substantial losses on loans, increases in non-performing assets and charge-offs and declines in total deposits) the Funds may, for defensive purposes, temporarily invest less than 25% of their total assets in bank obligations. As a result, the Funds may be especially affected by favorable and adverse developments in or related to the banking industry. The activities of U.S. banks and most foreign banks are subject to comprehen-sive regulations which, in the case of U.S. regulations, have undergone sub-stantial changes in the past decade. The enactment of new legislation or regu-lations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of domestic and foreign banks. Significant developments in the U.S. banking industry have included de-regulation of interest rates, increased competition from other types of finan-cial institutions, increased acquisition activity, geographic expansion and, during the late 1980's, an increased number of bank failures. Banks may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the market for real estate. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks. See "Foreign Government Obligations--For-eign Risks" below.

COMMERCIAL PAPER AND OTHER SHORT-TERM CORPORATE OBLIGATIONS

  The Prime Obligations, Money Market and Premium Money Market Funds may in-vest in "Commercial Paper" (including variable amount master demand notes and asset-backed commercial paper) which is payable in U.S. dollars and is issued or guaranteed by U.S. corporations, U.S. commercial banks, foreign corpora-tions (Money Market and Premium Money Market Funds only), foreign commercial banks (Money Market and Premium Money Market Funds only) or other entities. In addition, the Funds may invest in other short-term obligations (including short-term funding agreements) payable in U.S. dollars and issued or guaran-teed by U.S. corporations, foreign corporations (Money Market and Premium Money Market Funds only) or other entities.

ASSET-BACKED AND RECEIVABLES-BACKED SECURITIES

  The Prime Obligations, Money Market and Premium Money Market Funds may in-vest in "Asset-Backed and Receivables-Backed Securities" which represent par-ticipations in, or are secured by and payable from, pools of assets such as motor vehicle installment sale contracts, installment loan contracts, leases of various types of real and personal property, receivables from revolving credit (credit card) agreements and other categories of receivables. Such as-set pools are securitized through the use of privately-formed trusts or spe-cial purpose corporations. Payments or distributions of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit or a pool insurance policy is-sued by a financial institution, or other credit enhancements may be present. To the extent consistent with its investment objectives and policies, each of the Prime Obligations, Money Market and Money Market Plus Funds may invest in new types of mortgage-related securities and in other asset-backed securities that may be developed in the future.

FOREIGN GOVERNMENT OBLIGATIONS

  The Money Market and Premium Money Market Funds may invest in U.S. dollar-denominated obligations (limited to commercial paper and other notes) issued or guaranteed by a foreign government or any entity located or organized in a foreign country that maintains a short-term foreign currency rating in the highest short-term ratings category by the requisite number of NRSROs. The Money Market and Premium Money Market Funds may not invest more than 25% of their total assets in the securities of any one foreign government.

  FOREIGN RISKS. Investments in foreign securities and bank obligations may present a greater degree of risk than investments in securities of domestic issuers because of less publicly-available financial and other information, less securities regulation, potential imposition of foreign withholding and other taxes, war, expropriation or other adverse governmental actions. Foreign banks and their foreign branches are not regulated by U.S. banking authori-ties, and generally are not bound by the accounting, auditing and financial reporting standards applicable to U.S. banks.

MUNICIPAL OBLIGATIONS

  MUNICIPAL INSTRUMENTS. Obligations issued by or on behalf of states, terri-tories and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities, and the District of Columbia, the interest from which is, in the opinion of bond counsel, if any, excluded from gross income for federal income tax purposes.

  TYPES OF MUNICIPAL INSTRUMENTS:

                                        TAX-FREE MONEY MARKET AND
                                        MUNICIPAL MONEY MARKET FUNDS
     -------------------------------------------------------------------------
       FIXED RATE NOTES AND SIMILAR     In highest short-term or one of the
       DEBT INSTRUMENTS                 two highest long-term rating
                                        categories
     -------------------------------------------------------------------------
       VARIABLE AND FLOATING RATE       In highest short-term or one of the
       DEMAND INSTRUMENTS               two highest long-term rating
                                        categories
     -------------------------------------------------------------------------
       TAX-EXEMPT COMMERCIAL PAPER      In highest rating category
     -------------------------------------------------------------------------
       MUNICIPAL BONDS                  In one of the two highest rating
                                        categories
     -------------------------------------------------------------------------
       UNRATED NOTES, PAPER, BONDS AND  Determined to be of comparable quality
       OTHER INSTRUMENTS                by Adviser pursuant to criteria
                                        approved by the Trustees

  As a matter of fundamental policy, at least 80% of each of the Tax-Free Money Market and Municipal Money Market Fund's net assets will ordinarily be invested in Municipal Instruments. Each Tax-Exempt Fund may temporarily invest in taxable money market instruments when the Adviser believes that the market conditions dictate a defensive posture. Investments in taxable money market instruments will be limited to those meeting the quality standards of each Tax-Exempt Fund. The Prime Obligations, Money Market and Premium Money Market Funds may invest in short-term obligations issued or guaranteed by state and municipal governments when yields on such securities are attractive compared to other taxable investments.

  MUNICIPAL NOTES AND BONDS. Municipal notes include tax anticipation notes ("TANs"), revenue anticipation notes ("RANs"), bond anticipation notes ("BANs"), tax and revenue anticipation notes ("TRANs") and construction loan notes. Municipal bonds include general obligation bonds and revenue bonds. General obligation bonds are backed by the taxing power of the issuing munici-pality and are considered the safest type of bonds. Revenue bonds are backed by the revenues of a project or facility such as the tolls from a toll bridge. Revenue bonds also include lease rental revenue bonds which are issued by a state or local authority for capital projects and are secured by annual lease payments from the state or locality sufficient to cover debt service on the authority's obligations. Industrial development bonds (generally referred to under current tax law as "private activity bonds") are a specific type of rev-enue bond backed by the credit and security of a private user and therefore have more potential risk. Municipal bonds may be issued in a variety of forms, including commercial paper, tender option bonds and variable and floating rate securities.

  TENDER OPTION BONDS. A tender option bond is a Municipal Instrument (gener-ally held pursuant to a custodial arrangement) having a relatively long matu-rity and bearing interest at a fixed rate substantially higher than prevailing short-term, tax-exempt rates. The bond is typically issued in conjunction with the agreement of a third party, such as a bank, broker-dealer or other finan-cial institution, pursuant to which such institution grants the security holder the option, at periodic intervals, to tender its securities to the in-stitution and receive the face value thereof. As consideration for providing the option, the financial institution receives periodic fees equal to the dif-ference between the bond's fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the pre-vailing short-term, tax-exempt rate. However, an institution will not be obli-gated to accept tendered bonds in the event of certain defaults or a signifi-cant downgrading in the credit rating assigned to the issuer of the bond. The tender option will be taken into account in determining the maturity of the tender option bonds and a Fund's average portfolio maturity. There is a risk that a Fund will not be considered the owner of a tender option bond for fed-eral income tax purposes and thus will not be entitled to treat such interest as exempt from federal income tax.

  REVENUE ANTICIPATION WARRANTS. Revenue Anticipation Warrants ("RAWs") are issued in anticipation of the issuer's receipt of revenues and present the risk that such revenues will be insufficient to satisfy the issuer's payment obligations. The entire amount of principal and interest on RAWs is due at ma-turity. RAWs, including those with a maturity of more than 397 days, may also be repackaged as instruments which include a demand feature that permits the holder to sell the RAWs to a bank or other financial institution at a purchase price equal to par plus accrued interest on each interest rate reset date.

  FLOATING AND VARIABLE RATE OBLIGATIONS. The value of floating and variable rate obligations generally is more stable than that of fixed rate obligations in response to changes in interest rate levels. Variable and floating rate ob-ligations usually have demand features that permit the Funds to sell them at par value plus accrued interest upon short notice. The issuers or financial intermediaries providing demand features may support their ability to purchase the obligations by obtaining credit with liquidity supports. These may include lines of credit, which are conditional commitments to lend and letters of credit, which will ordinarily be irrevocable, both of which may be issued by domestic banks or foreign banks which have a branch, agency or subsidiary in the United States. When consider-ing whether an obligation meets a Fund's quality standards, the Fund will, to the extent permitted by Rule 2a-7, look to the creditworthiness of the party providing unconditional demand features or other unconditional obligations to support the credit of the issuer of the security. A Fund may consider the ma-turity of a variable or floating rate Municipal Instrument to be shorter than its ultimate stated maturity if the Fund has the right to demand prepayment of its principal at specified intervals prior to the security's ultimate stated maturity, subject to the conditions for using amortized cost valuation under the Investment Company Act. A Fund may purchase such variable or floating rate obligations from the issuers or may purchase certificates of participation, a type of floating or variable rate obligation, which are interests in a pool of debt obligations held by a bank or other financial institution.

  INDUSTRIAL DEVELOPMENT BONDS. The Funds (other than the Treasury Obliga-tions, Treasury Instruments, Government and Federal Funds) may invest in in-dustrial development bonds (generally referred to under current tax law as "private activity bonds"), the interest from which would be an item of tax preference when distributed as "exempt-interest dividends" to shareholders un-der the federal alternative minimum tax. See "Taxes" and "Distributions." Mu-nicipal Fund may invest up to 100% of its assets in private activity bonds. Tax-Free Fund does not currently intend to invest in such bonds. If Tax-Free Fund's policy not to invest in private activity bonds should change in the fu-ture, shareholders would be notified and such investments would not exceed 20% of Tax-Free Fund's net assets.

  OTHER POLICIES. Ordinarily the Tax-Exempt Funds expect that 100% of their portfolio securities will be Municipal Instruments. However, the Funds may hold cash or invest in short-term taxable securities as set forth above. Such Funds may invest 25% or more of the value of their respective total assets in Municipal Instruments which are related in such a way that an economic, busi-ness or political development or change affecting one Municipal Instrument would also affect the other Municipal Instruments. For example, the Tax-Exempt Funds may invest all of their respective assets in (a) Municipal Instruments the interest on which is paid solely from revenues from similar projects such as hospitals, electric utility systems, multi-family housing, nursing homes, commercial facilities (including hotels), steel companies or life care facili-ties, (b) Municipal Instruments whose issuers are in the same state or (c) in-dustrial development obligations. Concentration of a Fund's investments in these Municipal Instruments will subject the Fund, to a greater extent than if such investment was more limited, to the risks of adverse economic, business or political developments affecting any such state, industry or other area of concentration.

  Each Fund (other than the Treasury Obligations, Treasury Instruments, Gov-ernment and Federal Funds) may purchase Municipal Instruments which are backed by letters of credit, which will ordinarily be irrevocable, issued by domestic banks or foreign banks (excluding Prime Obligations Fund) which have a branch, agency or subsidiary in the United States. In addition, these Funds may ac-quire securities in the form of custodial receipts which evidence ownership of future interest payments, principal payments or both on obligations of certain state and local governments and authorities.

  In order to enhance the liquidity, stability, or quality of a Municipal In-strument, each Fund (other than the Treasury Obligations, Treasury Instru-ments, Government and Federal Funds) may acquire the right to sell the secu-rity to another party at a guaranteed price and date.

REPURCHASE AGREEMENTS

  Each Fund (other than the Treasury Instruments Fund) may only enter into re-purchase agreements with primary dealers in U.S. Government Securities. A re-purchase agreement is an agreement under which a Fund purchases securities and the seller agrees to repurchase the securities within a particular time at a specified price. Such price will exceed the original purchase price, the dif-ference being income to the Fund, and will be unrelated to the interest rate on the purchased security. A Fund's custodian or sub-custodian will maintain custody of the purchased securities for the duration of the agreement. The value of the purchased securities, including accrued interest, will at all times equal or exceed the value of the repurchase agreement. In the event of bankruptcy of the seller or failure of the seller to repurchase the securities as agreed, a Fund could suffer losses, including loss of interest on or prin-cipal of the security and costs associated with delay and enforcement of the repurchase agreement. In evaluating whether to enter into a repurchase agree-ment, the Adviser will carefully consider the creditworthiness of the seller pursuant to procedures reviewed and approved by the Trustees. Distributions of the income from repurchase agreements entered into by a Fund will be taxable to its shareholders. In addition, each Fund, together with other registered investment companies having management agreements with the Adviser or any of its affiliates, may transfer uninvested cash balances into a single joint ac-count, the daily aggregate balance of which will be invested in one or more repurchase agreements.

FORWARD COMMITMENTS AND WHEN-ISSUED SECURITIES

  Each Fund may purchase when-issued securities and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settle-ment time. A Fund is required to hold and maintain in a segregated account with the Fund's custodian or sub-custodian until three days prior to settle-ment date, cash or liquid assets in an amount sufficient to meet the purchase price. Alternatively, a Fund may enter into offsetting contracts for the for-ward sale of other securities that it owns. Securities purchased or sold on a when-issued or forward commitment basis involve a risk of loss if the value of the security to be purchased declines prior to the settlement date or if the value of the security to be sold increases prior to the settlement date. Al-though a Fund would generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring securities for its portfolio, the Fund may dispose of a when-issued security or forward commitment prior to settlement if the Adviser deems it appropriate to do so.

OTHER INVESTMENT COMPANIES

  The Adviser will determine, under guidelines established by the Trustees, whether securities issued by other money market investment companies present minimal credit risks. The amount of each Fund's investments in securities of other investment companies will be subject to the limitations on such invest-ments prescribed by the Investment Company Act. These limits include a prohi-bition on any Fund acquiring more than 3% of the voting shares of any other investment company and a prohibition on investing more than 5% of a Fund's to-tal assets in securities of any one investment company or more than 10% of its total assets in securities of all investment companies. Each Fund will indi-rectly bear its proportionate share of any management fees and other expenses paid by such other investment companies. Such other investment companies will have investment objectives, policies and restrictions substantially similar to those of the acquiring Fund and will be subject to substantially the same risks.

                            INVESTMENT LIMITATIONS

  TAXABLE AND TAX-EXEMPT FUNDS. Each Fund will comply with the conditions for using amortized cost valuation set forth in Rule 2a-7 under the Investment Company Act including, but not limited to, those condi-tions relating to maturity, diversification and credit quality. These operat-ing policies may be more restrictive than the fundamental policies set forth in the Statement of Additional Information.

  INVESTMENT RESTRICTIONS. Each Fund is subject to certain investment restric-tions that are described in detail under "Investment Restrictions" in the Statement of Additional Information. Fundamental investment restrictions of a Fund cannot be changed without approval of a majority of the outstanding shares of that Fund. Treasury Obligations Fund's policy of limiting its in-vestments to U.S. Treasury Obligations and related repurchase agreements is also fundamental. All investment objectives and policies not specifically des-ignated as fundamental are non-fundamental and may be changed without share-holder approval.

  RESTRICTED AND OTHER ILLIQUID SECURITIES. Each Fund may purchase securities that are not registered ("restricted securities") under the Securities Act of 1933 ("1933 Act"), but can be offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act. However, a Fund will not invest more than 10% of its net assets in illiquid investments, which include fixed time deposits maturing in more than seven days and restricted securities. Restricted securities (including commercial paper issued pursuant to Section 4(2) of the 1933 Act) which the Board of Trustees has determined are liquid, based upon a continuing review of the trading markets for the specific re-stricted security, will not be deemed to be illiquid investments for purposes of this restriction. The Board of Trustees may adopt guidelines and delegate to the Adviser the daily function of determining and monitoring the liquidity of restricted securities. The Board, however, will retain sufficient oversight and be ultimately responsible for the determinations. Since it is not possible to predict with assurance that the market for restricted securities eligible for resale under Rule 144A will continue to be liquid, the Adviser will care-fully monitor each Fund's investments in these securities, focusing on such important factors, among others, as valuation, liquidity and availability of information. This investment practice could have the effect of increasing the level of illiquidity in a Fund to the extent that qualified institutional buy-ers become for a time uninterested in purchasing these restricted securities.

  In addition, each Fund may not invest in repurchase agreements maturing in more than seven days and securities which are not readily marketable if, as a result thereof, more than 10% of the net assets of that Fund (taken at market value) would be invested in such investments. Certain repurchase agreements which mature in more than seven days can be liquidated before the nominal fixed term on seven days or less notice. Such repurchase agreements will be regarded as liquid instruments.

                                  MANAGEMENT

THE ADVISER

  GSAM, One New York Plaza, New York, New York 10004, a separate operating di-vision of Goldman, Sachs & Co., acts as investment adviser to the Funds. Goldman Sachs registered as an investment adviser in 1981. As of July , 1997, Goldman Sachs, together with its affiliates, acted as investment adviser, ad-
ministrator or distributor for approximately $   billion in assets.

  As of November 29, 1996, Goldman Sachs and its consolidated subsidiaries had assets of approximately $152 billion and partners' capital of $5.3 billion and ranked as one of the largest international investment banking and brokerage firms in the United States. Founded in 1869, Goldman Sachs is a major invest-ment banking and brokerage firm providing a broad range of financing and in-vestment services both in the United States and abroad.

  Pursuant to an SEC order, each Taxable and Tax-Advantaged Fund may enter into principal transactions in certain taxable money market instruments, in-cluding repurchase agreements, with Goldman Sachs.

  Under the Management Agreement, GSAM continually manages each Fund, includ-ing the purchase, retention and disposition of its securities and other as-sets. In addition, GSAM administers each Fund's business affairs and performs various shareholder servicing functions to the extent not provided by other organizations. The management of each Fund is subject to the supervision of the Trustees and each Fund's investment policies. For these services, the Trust, on behalf of each Fund, pays GSAM a monthly fee at an annual rate of each Fund's average daily net assets as follows:

                                                                    FISCAL YEAR
                                                                       ENDED
                                                        CONTRACTUAL DECEMBER 31,
                                                           RATE         1996
                                                        ----------- ------------
Financial Square Prime Obligations Fund................    .205%        .17%
Financial Square Money Market Fund.....................    .205%        .17%
Financial Square Premium Money Market Fund.............    .205%         N/A*
Financial Square Treasury Obligations Fund.............    .205%        .17%
Financial Square Treasury Instruments Fund.............    .205%         N/A*
Financial Square Government Fund.......................    .205%        .17%
Financial Square Federal Fund..........................    .205%         N/A*
Financial Square Tax Free Money Market Fund............    .205%        .17%
Financial Square Municipal Money Market Fund...........    .205%         N/A*

* As of December 31, 1996, the Premium Money Market Fund, Treasury Instruments Fund, Federal Fund and Municipal Money Market Fund had not commenced opera-tions.

  A Management Agreement combining both advisory and administrative services was adopted effective April 30, 1997. The contractual rate set forth in the table is the rate payable under the Management Agreement and is identical to the aggregate advisory and administration fees payable by each Fund under the previously separate investment advisory and administration agreements. For the fiscal year ended December 31, 1996, the annual rate expressed is the combined advisory and administration fees paid (after voluntary fee limitations). The difference, if any, between the stated fees and the actual fees paid by the Funds reflects the fact that the Investment Adviser did not charge the full amount of the fees to which it would have been entitled.

  GSAM has agreed not to impose a portion of its management fee and/or to re-duce or otherwise limit the total operating expenses of each Fund (excluding fees payable to Service Organizations, as defined herein, taxes, interest, brokerage and litigation, indemnification and other extraordinary expenses). GSAM has no current intention to but may in the future discontinue or modify any of such reductions or limitations at its discretion.

THE DISTRIBUTOR AND TRANSFER AGENT

  Goldman Sachs, 4900 Sears Tower, Chicago, Illinois 60606, serves as the Dis-tributor of shares of each Fund pursuant to a Distribution Agreement with the Trust. The Distributor will assist in the sale of shares of each Fund upon the terms described herein. Goldman Sachs also serves as the Transfer Agent of each Fund.

  From time to time, Goldman Sachs or any of its affiliates may purchase and hold shares of the Funds in order to increase the assets of the Funds. In-creasing the Fund's assets may enhance investment flexibility and diversifica-tion. Goldman Sachs reserves the right to redeem at any time some or all of the Fund shares acquired for its own account. Goldman Sachs will consider the effect of redemptions on the Funds and other shareholders in deciding whether to redeem its shares.

                                     TAXES

  Each Fund is treated as a separate entity for federal tax purposes. The Treasury Instruments and Federal Funds intend to elect and each other Fund has elected to be treated as a regulated investment company and each Fund intends to continue to qualify for such treatment under Subchapter M of the Internal Revenue Code of 1986 (the "Code") for each taxable year. To qualify as such, each Fund must satisfy certain requirements relating to the sources of its in-come, diversification of its assets and distribution of its income to share-holders. As a regulated investment company, each Fund will not be subject to federal income or excise tax on any net investment income and net realized capital gains that are distributed to its shareholders in accordance with cer-tain timing requirements of the Code.

  Dividends paid by a Fund from net investment income, the excess of net short-term capital gain over net long-term capital loss and taxable original issue discount or market discount income will be taxable to shareholders as ordinary income, except for any "exempt-interest dividends" paid by the Tax-Exempt Funds, as described below. Dividends paid by a Fund from the excess of net long-term capital gain over net short-term capital loss will be taxable as long-term capital gain regardless of how long the shareholders have held their shares. These tax consequences will apply to distributions of any Fund regardless of whether distributions are received in cash or reinvested in shares. Certain distributions paid by the Funds in January of a given year will be taxable to shareholders as if received on December 31 of the year in which they are declared. Shareholders will be informed annually about the amount and character of distributions received from the Funds for federal income tax purposes, including any distributions that may constitute a return of capital or any distributions of Municipal Fund that may constitute a tax preference item under the federal alternative minimum tax.

  The Tax-Exempt Funds intend to satisfy certain requirements of the Code for the payment of "exempt-interest dividends" not included in shareholders' fed-eral gross income. Dividends paid by these Funds from interest on tax-exempt obligations and properly designated by the Funds as exempt-interest dividends, including dividends attributable to exempt-interest dividends received by a Fund from other regulated investment companies, will generally be exempt from federal income tax, although a portion of such dividends may be subject to the federal alternative minimum tax. Exempt-interest dividends will be considered in computing the corporate federal alternative minimum tax, and the extent, if any, to which social security or railroad retirement benefits are taxable. Persons who are "substantial users" of facilities financed by certain indus-trial development or private activity bonds should consult their own tax ad-visers before purchasing shares of these Funds. Interest incurred to purchase or carry shares of these Funds will not be deductible for federal income tax purposes to the extent related to exempt-interest dividends paid by the Funds.

  Individuals and certain other classes of shareholders may be subject to 31% backup withholding of federal income tax on taxable distributions if they fail to furnish their correct taxpayer identification number and certain certifica-tions required by the Internal Revenue Service or if they are otherwise sub-ject to backup withholding. Individuals, corporations and other shareholders that are not U.S. persons under the Code are subject to different tax rules and may be subject to nonresident alien withholding at the rate of 30% (or a lower rate provided by an applicable tax treaty) on amounts treated as ordi-nary dividends from the Funds.

  If a Fund invests in foreign securities, it may be subject to foreign with-holding or other foreign taxes on income earned on such securities and is ex-pected to be unable to pass such taxes through to shareholders, who therefore are not expected to include such taxes in income or be entitled to claim for-eign tax credits or deductions with respect to such taxes.

  In addition to federal taxes, a shareholder may be subject to state, local or foreign taxes on payments received from a Fund. A state income (and possi-bly local income and/or intangible property) tax exemption is generally available to the extent a Fund's distributions are derived from in-terest on (or, in the case of intangible property taxes, the value of its as-sets is attributable to) certain U.S. Government obligations and/or tax-exempt municipal obligations issued by or on behalf of the particular state or a po-litical subdivision thereof, provided in some states that certain thresholds for holdings of such obligations and/or reporting requirements are satisfied. Shareholders should consult their own tax advisers concerning these matters.

                                NET ASSET VALUE

  The net asset value of each Fund (other than the Government, Treasury Obli-gations and Money Market Plus Funds) is determined as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. New York time) on each Business Day. The net asset value of Government, Treasury Obligations and Money Market Plus Funds is determined as of 5:00 p.m. New York time on each Business Day. Net asset value per share for each class of shares of each Fund is calculated by determining the amount of net assets attributable to each class of shares and dividing by the number of shares for such class.

  On any Business Day, as defined herein, when the Public Securities Associa-tion ("PSA") recommends that the securities markets close early, the Treasury Instruments and Federal Funds will cease, and each other Fund reserves the right to cease, accepting purchase and redemption orders for same Business Day credit at the time PSA recommends that the securities markets close. On days any Fund closes early, purchase and redemption orders received after the PSA recommended closing time will be credited to the next Business Day. In addi-tion, each Fund reserves the right to advance the time by which purchase and redemption orders must be received for same Business Day credit as permitted by the SEC.

  Each Fund seeks to maintain a net asset value of $1.00 per share. In this connection, each Fund values its portfolio securities on the basis of amor-tized cost. The amortized cost method values a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. For a more complete description of the amortized cost valuation method and its effect on existing and prospec-tive shareholders, see the Statement of Additional Information. There can be no assurance that a Fund will be able at all times to maintain a net asset value per share of $1.00.

                               YIELD INFORMATION

  From time to time, each Fund may advertise its yield, effective yield and average annual total return. Average annual total return is determined by com-puting the average annual percentage change in value of $1,000 invested at the maximum public offering price for a specified period of at least one year, as-suming reinvestment of all dividends and distributions at net asset value. The total return calculation assumes a complete redemption of the investment at the end of the relevant period. Each Fund may furnish total return calcula-tions based on a cumulative, average, year-by-year or other basis for various specified periods by means of quotations, charts, graphs or schedules. The yield of a Fund refers to the income generated by an investment in that Fund over a seven-day period (which period will be stated in the advertisement). This income is then annualized; that is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

  The Tax-Exempt Funds and the Federal and Treasury Instruments Funds may each also quote tax-equivalent yield. Each Fund's tax-equivalent yield is calcu-lated by determining the rate of return that would have to be achieved on a fully taxable investment to produce the after-tax equivalent of the Fund's yield, assuming certain tax brackets for a shareholder.

  Investors should note that the investment results of a Fund are based on historical performance and will fluctuate over time. Any presentation of a Fund's total return, yield, effective yield or tax-equivalent yield for any prior period should not be considered a representation of what an investment may earn or what a Fund's total return, yield, effective yield or tax-equiva-lent yield may be in any future period. In addition to the above, each Fund may from time to time advertise its performance relative to certain averages, performance rankings, indices, other information prepared by recognized mutual fund statistical services and investments for which reliable performance data is available.

  Total return, yield, effective yield and tax-equivalent yield will be calcu-lated separately for each class of shares in existence. Because each such class of shares is subject to different expenses, the total return and net yield of such classes of a Fund for the same period may differ. See "Organiza-tion and Shares of the Trust" below.

                     ORGANIZATION AND SHARES OF THE TRUST

  Each Fund is a series of the Goldman Sachs Trust, which was formed under the laws of the State of Delaware on January 28, 1997. The Funds were formerly se-ries of Goldman Sachs Money Market Trust, a Massachusetts business trust, and were reorganized into the Trust as of April 30, 1997. The Trustees have au-thority under the Trust's Declaration of Trust to create and classify shares of beneficial interest in separate series, without further action by share-holders. Additional series may be added in the future. The Trustees also have authority to classify or reclassify any series or portfolio of shares into one or more classes. (Institutions that provide services to holders of FST Pre-ferred Shares, FST Administration Shares or FST Service Shares are referred to in this Prospectus as "Service Organizations").

  When issued, shares are fully paid and nonassessable. In the event of liqui-dation, shareholders are entitled to share pro rata in the net assets of the applicable Fund available for distribution to such shareholders. All shares are freely transferable and have no preemptive, subscription or conversion rights. Shareholders are entitled to one vote per share, provided that, at the option of the Trustees, shareholders will be entitled to a number of votes based upon the net asset values represented by their shares.

  Shares of a Fund will be voted seperately by Fund with respect to matters pertaining to that Fund except for the election of Trustees and ratification of independent accountants. For example, shareholders of each Fund are re-quired to approve the adoption of any management agreement relating to that Fund and any changes in fundamental investment restrictions or policies of such Fund. Approval by the shareholders of one Fund is effective only as to that Fund.

  As of August 8, 1997, Harris Trust & Savings Bank, 200 W. Monroe St. Fl 12, Chicago, IL 60606, owned of record 35.04% of the outstanding shares of Trea-sury Instruments Fund and National City Bank, P.O. Box 5756, Cleveland, OH 44101-0756, owned of record 32.86% of the outstanding shares of Premium Money Market Fund.

  The Trust does not intend to hold annual meetings of shareholders. However, pursuant to the Trust's By-Laws, the recordholders of at least 10% of the shares outstanding and entitled to vote at a special meeting may require the Trust to hold such special meeting of shareholders for any purpose, and recordholders may, under certain circumstances, as permitted by the Investment Company Act, communicate with other shareholders in connection with requiring a special meeting of shareholders. The Trustees will call a special meeting of shareholders for the purpose of electing Trustees if, at any time, less than a majority of Trustees holding office at the time were elected by shareholders.

                              ADDITIONAL SERVICES

  Each Fund has adopted a Service Plan with respect to the FST Service Shares which authorizes it to compensate certain institutions for providing account administration and personal and account maintenance services to their custom-ers who are beneficial owners of such Shares (each a "Service Organization"). Each Fund will enter into agreements with Service Organizations which purchase FST Service Shares on behalf of their customers ("Service Agreements"). The Service Agreements will provide for compensation to the Service Organization in an amount up to .50% (on an annualized basis) of the average daily net as-set value of the FST Service Shares of that Fund attributable to or held in the name of the Service Organization for its customers; provided, however, that the fee paid for personal and account maintenance services shall not ex-ceed .25% of such average daily net assets. The services provided by a Service Organization may include acting, directly or through an agent, as the sole shareholder of record, maintaining account records for its customers, and processing orders to purchase, redeem and exchange FST Service Shares of a Fund for its customers, responding to inquiries from prospective and existing shareholders and assisting customers with investment procedures.

  For the fiscal year ended December 31, 1996, the Trust, on behalf of Prime Obligations Fund, Money Market Fund, Treasury Obligations Fund, Government Fund and Tax-Free Fund paid Service Organizations fees at the annual rate of
 .50% of each Fund's average daily net assets attributable to FST Service Shares. As of December 31, 1996, the Premium Money Market Fund, Treasury In-struments Fund, Federal Fund and Municipal Money Market Fund had not commenced operations.

  Holders of FST Service Shares of a Fund will bear all expenses and fees paid to Service Organizations with respect to such Shares as well as any other ex-penses which are directly attributable to such Shares.

  Service Organizations may charge other fees to their customers who are the beneficial owners of FST Service Shares in connection with their customer ac-counts. These fees would be in addition to any amounts received by the Service Organization under a Service Agreement and may affect an investor's return with respect to an investment in a Fund.

  All inquiries of beneficial owners of FST Service Shares of the Funds should be directed to such owners' Service Organization.

                              PURCHASE OF SHARES

  It is expected that all direct purchasers of FST Service Shares will be Service Organizations or their nominees, which may purchase FST Service Shares of the Funds through Goldman Sachs. Customers of Service Organizations may in-vest in such shares only through their Service Organizations.

  As set forth below, FST Service Shares of the Funds may be purchased on any Business Day at the net asset value next determined after receipt from the Service Organization of both the purchase order and the purchase amount in federal funds. Purchase orders may be made by telephoning Goldman Sachs at 800-621-2550 or by a written request addressed to Goldman Sachs, Attention:
Shareholder Services, Goldman Sachs Trust, 4900 Sears Tower, Chicago, Illinois 60606. It is strongly recommended that payment be effected by wiring federal funds to The Northern Trust Company ("Northern"), Chicago, Illinois, as the sub-custodian for State Street Bank and Trust Company ("State Street").

  Purchases of FST Service Shares may also be made by a Service Organization by delivering a Federal Reserve draft or check (except that a third party check will not be accepted) payable only to the appropriate

Fund and drawn on a U.S. bank to Goldman Sachs, Attention: Shareholder Servic-es, Goldman Sachs Trust, 4900 Sears Tower, Chicago, Illinois 60606. It is ex-pected that Federal Reserve drafts will ordinarily be converted to federal funds on the day of receipt and that checks will be converted to federal funds within two Business Days after receipt. FST Service Shares purchased by check may not be redeemed until the check has cleared, as described under "Redemp-tion of Shares."

  Purchases of shares of any Fund may also be made through an Automated Clear-ing House ("ACH") transfer to Goldman Sachs Trust c/o Northern, as subcustodian for State Street. Purchase orders are effected at the net asset value next determined after receipt of both the purchase order and the pur-chase amount in federal funds. It is expected that ACH transfers will ordinar-ily be converted to federal funds on the Business Day following receipt of the ACH transfer.

  FST Service Shares of each Fund are deemed to have been purchased when an order becomes effective and are entitled to dividends on FST Service Shares purchased as follows:

-------------------------------------------------------------------------------

   IF ORDER IS
   RECEIVED
   FROM A
   SERVICE
   ORGANIZATION
   BY GOLDMAN
   SACHS                                                DIVIDENDS BEGIN
   ------------                                         ---------------
   (1) Taxable and Tax-Advantaged Funds (except
       Government, Treasury Obligations and
       Premium Money Market Funds)

   By: 3:00 p.m.--N.Y. time                             Same Business Day
-----------------------------------------------------------------------------
   After: 3:00 p.m.--N.Y. time                          Next Business Day
-----------------------------------------------------------------------------

   (2) Government, Treasury Obligations and
       Premium Money Market Funds
       By: 5:00 p.m.--N.Y. time                         Same Business Day
-----------------------------------------------------------------------------
   After: 5:00 p.m.--N.Y. time                          Next Business Day
-----------------------------------------------------------------------------

   (3) Municipal Fund
   By: 1:00 p.m.--N.Y. time                             Same Business Day
-----------------------------------------------------------------------------
   After: 1:00 p.m.--N.Y. time                          Next Business Day
-----------------------------------------------------------------------------

   (4) Tax-Free Money Market Fund
   By: 2:00 p.m.--N.Y. time                             Same Business Day
-----------------------------------------------------------------------------
   After: 2:00 p.m.--N.Y. time                          Next Business Day
-----------------------------------------------------------------------------

  The Service Organizations are responsible for timely transmittal of purchase orders to Goldman Sachs and federal funds to Northern. In order to facilitate timely transmittal, the Service Organizations have established times by which purchase orders and federal funds must be received by them.

  A Business Day means any day on which the New York Stock Exchange is open, except for days on which Chicago, Boston or New York banks are closed for lo-cal holidays.

  FST Service Shares of a Fund are purchased at the net asset value per share without the imposition of a sales charge. Goldman Sachs, as each Fund's trans-fer agent, will maintain a complete record of transactions and FST Service Shares held in each record holder's account. The Trust and Goldman Sachs each reserves the right to reject any purchase order for any reason.

MINIMUM INVESTMENT AND OTHER INFORMATION

  The minimum initial investment requirement is $10 million, which may be al-located among the Funds. The Trust and Goldman Sachs each reserves the right to waive the minimum investment requirement. A Service Organization may impose a minimum amount for initial and subsequent investments in FST Service Shares of the Funds, and may establish other requirements such as a minimum account balance. A Service Organization may effect redemptions of noncomplying ac-counts, and may impose a charge for any special services rendered to its cus-tomers. Customers should contact their Service Organizations for further in-formation concerning such requirements and charges. A Service Organization may purchase FST Service Shares in connection with sweep account programs.

SUBSEQUENT INVESTMENTS

  There is no minimum amount required for subsequent investments. Orders for the purchase of additional FST Service Shares should be accompanied by infor-mation identifying the account and the Fund in which FST Service Shares are to be purchased.

                            REPORTS TO SHAREHOLDERS

  The Trust will issue an annual report containing audited financial state-ments and a semi-annual report to record holders of FST Service Shares of each Fund, including Service Organizations who hold such Shares for the benefit of their customers. Upon request, a printed confirmation for each transaction will be provided by Goldman Sachs. Any dividends and distributions paid by the Funds are also reflected in regular statements issued by Goldman Sachs to shareholders of record. Service Organizations will be responsible for provid-ing similar services to their own customers who are the beneficial owners of such Shares.

                                 DISTRIBUTIONS

  All or substantially all of each Fund's net investment income will be de-clared daily (as of 4:00 p.m. New York time for each Fund other than the Gov-ernment, Treasury Obligations and Premium Money Market Funds and as of 5:00 p.m. New York time for the Government, Treasury Obligations and Premium Money Market Funds) as a dividend and distributed to Service Organizations monthly. Distributions will be made in additional FST Service Shares of the same Fund or, at the election of a Service Organization, in cash. The election to rein-vest dividends and distributions or receive them in cash may be changed by a Service Organization at any time upon written notice to Goldman Sachs. If no election is made, all dividends and capital gain distributions will be rein-vested. Dividends will be reinvested as of the last calendar day of each month. Cash distributions will be paid on or about the first business day of each month. Net short-term capital gains, if any, will be distributed in ac-cordance with the requirements of the Code and may be reflected in the Fund's daily distributions. Each Fund may distribute at least annually its long-term capital gains, if any, after reduction by available capital losses. In order to avoid excessive fluctuations in the amount of monthly capital gains distri-butions, a portion of any net capital gains realized on the disposition of se-curities during the months of November and

December may be distributed during the subsequent calendar year. Although re-alized gains and losses on the assets of a Fund are reflected in the net asset value of the Fund, they are not expected to be of an amount which would affect the Fund's net asset value of $1.00 per share.

  The income declared as a dividend for the Treasury Obligations, Government and Premium Money Market Funds is based on estimates of net investment income for each Fund. Actual income may differ from estimates, and differences, if any, will be included in the calculation of subsequent dividends.

  A Fund's net investment income consists of the excess of (i) accrued inter-est or discount (including both original issue and market discount on taxable securities) on portfolio securities, and (ii) any income of the Fund from sources other than capital gains over (iii) the amortization of market premium on all portfolio securities and (iv) the estimated expenses of the Fund, in-cluding a proportionate share of the general expenses of the Trust.

                                   EXCHANGES

  FST Service Shares of each Fund may be exchanged by Service Organizations for shares of the corresponding class of any Fund or Portfolio of Goldman Sachs Trust at the net asset value next determined either by writing to Goldman Sachs, Attention: Shareholder Services, Goldman Sachs Trust, 4900 Sears Tower, Chicago, Illinois 60606 or, if previously elected in the Account Information Form, by calling Goldman Sachs at 800-621-2550. All telephone ex-changes must be registered in the same name(s) and with the same address as are registered in the Fund from which the exchange is being made. It may be difficult to implement the telephone exchange privilege in times of drastic economic or market changes. In an effort to prevent unauthorized or fraudulent exchange requests by telephone, Goldman Sachs employs reasonable procedures as set forth under "Redemption of Shares" to confirm that such instructions are genuine. Exchanges are available only in states where the exchange may legally be made. The exchange privilege may be modified or withdrawn at any time on 60 days' written notice.

                             REDEMPTION OF SHARES

HOW TO REDEEM

  Customers of Service Organizations may redeem FST Service Shares of a Fund through their respective Service Organizations. The Service Organizations are responsible for the transmittal of redemption requests by their customers to Goldman Sachs. In order to facilitate timely transmittal of redemption re-quests, Service Organizations have established procedures by which redemption requests must be made and times by which redemption requests must be received by them. Additional documentation may be required when deemed appropriate by a Service Organization.

  A Service Organization may redeem such Shares without charge upon request on any Business Day at the net asset value next determined after receipt by Goldman Sachs of the redemption request. Redemption requests may be made by telephoning Goldman Sachs at 800-621-2550 or by a written request addressed to Goldman Sachs, Attention: Shareholder Services, Goldman Sachs Trust, 4900 Sears Tower, Chicago, Illinois 60606. A Service Organization may request re-demptions by telephone only if the optional telephone redemption privilege has been elected on the Account Information Form. It may be difficult to implement redemptions by telephone in times of drastic economic or market changes.

  In an effort to prevent unauthorized or fraudulent redemption requests by telephone, Goldman Sachs employs reasonable procedures specified by the Trust to confirm that such instructions are genuine. Among other things, any redemp-tion request that requires money to go to an account or address other than that designated on the Account Information Form must be in writing and signed by an authorized person designated on the Account Information Form. Any such written request is also confirmed by telephone with both the requesting party and the designated bank account to verify instructions. Other procedures may be implemented from time to time. If reasonable procedures are not implemented, the Trust may be liable for any loss due to unauthorized or fraudulent transactions. In all other cases, nei-ther the Trust nor Goldman Sachs will be responsible for the authenticity of redemption instructions received by telephone. A redemption may also be made with respect to certain Funds by means of the check redemption privilege de-scribed in the Statement of Additional Information. Goldman Sachs reserves the right to redeem accounts with balances below $500.

  Additional documentation may be required by Goldman Sachs in order to estab-lish that a redemption request has been properly authorized. A redemption re-quest will not be considered to have been received in proper form until such additional documentation has been submitted to Goldman Sachs by the Service Organization. The payment of redemption proceeds for FST Service Shares re-cently purchased by check will be delayed for up to 15 days until the check has cleared.

PAYMENT OF REDEMPTION PROCEEDS AND DIVIDENDS

  In accordance with the following, redemption proceeds will be wired to the record holder of FST Service Shares.

-------------------------------------------------------------------------------

   REDEMPTION REQUEST RECEIVED
    FROM SERVICE ORGANIZATION        REDEMPTION PROCEEDS
        BY GOLDMAN SACHS                 ORDINARILY                DIVIDENDS
   ---------------------------       -------------------           ---------
(1) Taxable and Tax-Advantaged Funds (except Government,
         Treasury Obligations and Premium Money Market Funds)
By:3:00 p.m.--N.Y. time         Wired Same Business Day       Not earned on Day
                                                              request is received
---------------------------------------------------------------------------------
After:3:00 p.m.--N.Y. time      Wired Next Business Day       Earned on Day
                                                              request is received
---------------------------------------------------------------------------------
(2) Government, Treasury Obligations and
         Premium Money Market Funds
By:5:00 p.m.--N.Y. time         Wired Same Business Day       Not earned on Day
                                                              request is received
---------------------------------------------------------------------------------
After:5:00 p.m.--N.Y. time      Wired Next Business Day       Earned on Day
                                                              request is received
---------------------------------------------------------------------------------
(3) Municipal Fund
By:12:00 noon--N.Y. time        Wired Same Business Day       Not earned on Day
                                                              request is received
---------------------------------------------------------------------------------
After:12:00 noon--N.Y. time     Wired Next Business Day       Earned on Day
                                                              request is received
---------------------------------------------------------------------------------
(4) Tax-Free Money Market Fund
By:1:00 p.m.--N.Y. time         Wired Same Business Day       Not earned on Day
                                                              request is received
---------------------------------------------------------------------------------
After:1:00 p.m.--N.Y. time      Wired Next Business Day       Earned on Day
                                                              request is received
---------------------------------------------------------------------------------

  The Funds will arrange for the proceeds of redemptions effected by any means to be wired as federal funds to the Service Organization's bank account desig-nated in the Account Information Form. Redemption proceeds will normally be wired as set forth above, but may be paid up to three Business Days after re-ceipt of the Service Organization's properly executed redemption request. For example, payment may be delayed if the Federal Reserve Bank is closed on the day redemption proceeds would ordinarily be wired. After a wire has been ini-tiated by Goldman Sachs, neither Goldman Sachs nor the Trust assumes any fur-ther responsibility for the performance of intermediaries or the FST Service Shareholder's Service Organization in the transfer process. If a problem with such performance arises, the FST Service Shareholder should deal directly with such intermediaries or Service Organization.

OTHER REDEMPTION INFORMATION

  A minimum account balance of $10 million is required to remain a FST Service Shareholder. The Trust and Goldman Sachs each reserves the right to waive the minimum account balance. The Trust reserves the right to redeem shares of a shareholder account if the balance is less than the minimum described above. The Trust will give sixty (60) days' prior written notice to such shareholders whose FST Service Shares are to be redeemed to allow them to purchase suffi-cient additional FST Service Shares to avoid such redemption.

                               ----------------

                                   APPENDIX

                   GUIDELINES FOR CERTIFICATION OF TAXPAYER
               IDENTIFICATION NUMBER ON ACCOUNT INFORMATION FORM

  You are required by law to provide the Fund with your correct Social Secu-rity or other Taxpayer Identification Number (TIN), regardless of whether you file tax returns. Failure to do so may subject you to penalties. Failure to provide your correct TIN and to sign your name in the certification section of the Account Information Form could result in withholding of 31% by the Fund for the federal backup withholding tax on distributions, redemptions, ex-changes and other payments relating to your account.

  Any tax withheld may be credited against taxes owed on your federal income tax return.

  If you do not have a TIN, you should apply for one immediately by contacting your local office of the Social Security Administration or the Internal Reve-nue Service (IRS). Backup withholding could apply to payments relating to your account prior to the Fund's receipt of your TIN.

  Special rules apply for certain entities. For example, for an account estab-lished under a Uniform Gifts or Transfers to Minors Act, the TIN of the minor should be furnished.

  If you have been notified by the IRS that you are subject to backup with-holding because you failed to report all your interest and/or dividend income on your tax return and you have not been notified by the IRS that such with-holding should cease, you must cross out item (2) in the certification section of the Account Information Form.

  If you are an exempt recipient, you should furnish your TIN and certify your exemption by signing the Certification section and writing "exempt" after your signature. Exempt recipients include: corporations, tax-exempt pension plans and IRA's, governmental agencies, financial institutions, registered securi-ties and commodities dealers and others.

  If you are a nonresident alien or foreign entity, you must provide a com-pleted Form W-8 to the Fund in order to avoid backup withholding on certain payments. Other payments to you may be subject to non-resident alien withhold-ing of up to 30%.

  For further information regarding backup and nonresident alien withholding, see Sections 3406, 1441 and 1442 of the Internal Revenue Code and consult your tax adviser.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

GOLDMAN SACHS MONEY MARKET FUNDS
FST SERVICE SHARES
4900 SEARS TOWER
CHICAGO, ILLINOIS 60606

                            TOLL FREE: 800-621-2550

                                  -----------

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
Shareholder and Fund Expenses..............................................   2
Financial Highlights.......................................................   4
An Introduction to the Funds...............................................  12
Investment Policies Matrix.................................................  14
Description of Securities and Investment
 Techniques................................................................  16
Investment Limitations.....................................................  21
Management.................................................................  22
Taxes......................................................................  23
Net Asset Value............................................................  25
Yield Information..........................................................  25
Organization and Shares of the Trust.......................................  26
Additional Services........................................................  27
Purchase of Shares.........................................................  27
Reports to Shareholders....................................................  29
Distributions..............................................................  29
Exchanges..................................................................  30
Redemption of Shares.......................................................  30
Appendix................................................................... A-1



FSPROSVCMM
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                       GOLDMAN SACHS MONEY MARKET FUNDS

                            FINANCIAL SQUARE FUNDS

                              FST SERVICE SHARES

                                  -----------

                                  PROSPECTUS

                                  -----------


                                  MANAGED BY
                        GOLDMAN SACHS ASSET MANAGEMENT
                       A SEPARATE OPERATING DIVISION OF
                             GOLDMAN, SACHS & CO.


-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                       GOLDMAN SACHS MONEY MARKET FUNDS
                            FINANCIAL SQUARE FUNDS
                             FST PREFERRED SHARES
                               4900 Sears Tower
                            Chicago, Illinois 60606

  Goldman Sachs Trust (the "Trust") is a no-load, open-end, management invest-ment company (a "mutual fund") which includes the Financial Square Funds (the "Funds"). This Prospectus relates only to the offering of FST Preferred shares of beneficial interest ("FST Preferred Shares") of the Funds. Goldman Sachs Asset Management, a separate operating division of Goldman, Sachs & Co., serves as each Fund's investment adviser. Goldman, Sachs & Co. serves as each Fund's distributor and transfer agent.

  The following Funds seek to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments. The Funds may invest in diversified portfolios of the following types of instruments:

  Financial Square Prime Obligations Fund. Securities of the U.S. Government, its agencies, authorities and instrumentalities, obligations of U.S. banks, commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities, and repurchase agreements.

  Financial Square Money Market Fund. Securities of the U.S. Government, its agencies, authorities and instrumentalities, U.S. dollar denominated obliga-tions of U.S. and foreign banks, U.S. dollar denominated commercial paper and other short-term obligations of U.S. and foreign companies, foreign govern-ments, states, municipalities and other entities, and repurchase agreements.

  Financial Square Premium Money Market Fund. Securities of the U.S. Govern-ment, its agencies, authorities and instrumentalities, U.S. dollar denominated obligations of U.S. and foreign banks, U.S. dollar denominated commercial pa-per and other short-term obligations of U.S. and foreign companies, foreign governments, states, municipalities and other entities, and repurchase agree-ments. In order to obtain a rating from a rating organization, the Fund will observe special investment restrictions.

  Financial Square Treasury Obligations Fund. Securities issued or guaranteed by the U.S. Treasury and repurchase agreements relating to such securities.

  Financial Square Treasury Instruments Fund. Securities issued or guaranteed by the U.S. Treasury, the interest income from which is generally exempt from state income taxation.

  Financial Square Government Fund. Securities of the U.S. Government, its agencies, authorities, and instrumentalities, and repurchase agreements relat-ing to such securities.

  Financial Square Federal Fund. Securities of the U.S. Government and certain of its agencies, authorities and instrumentalities, the interest income from which is generally exempt from state income taxation.

  Financial Square Tax-Free Money Market Fund. Securities issued by or on be-half of states, territories and possessions of the United States and their po-litical subdivisions, agencies, authorities and instrumentalities, and the District of Columbia, the interest from which, if any, is, in the opinion of bond counsel, excluded from gross income for federal income tax purposes and not an item of tax preference under the federal alternative minimum tax.

  Financial Square Municipal Money Market Fund. Securities issued by or on be-half of states, territories and possessions of the United States and their po-litical subdivisions, agencies, authorities and instrumentalities, and the District of Columbia, the interest from which, if any, is, in the opinion of bond counsel, excluded from gross income for federal income tax purposes (but not necessarily exempt from federal alternative minimum tax or state and local taxes).

  AN INVESTMENT IN A FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOV-ERNMENT AND THERE CAN BE NO ASSURANCE THAT A FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

-------------------------------------------------------------------------------

ADDITIONAL INFORMATION..............Goldman Sachs Funds-Toll Free: 800-621-2550

This Prospectus provides you with information about the Funds that you should know before investing in FST Preferred Shares. It should be read and retained for future reference. If you would like more detailed information, the State-ment of Additional Information dated September 5, 1997, as amended or supple-mented from time to time, is available upon request without charge from Serv-ice Organizations, as defined herein, or by calling the telephone number listed above or by writing Goldman Sachs, Attention: Shareholder Services, Goldman Sachs Trust, 4900 Sears Tower, Chicago, Illinois 60606. The Statement of Additional Information, which is incorporated by reference into this Pro-spectus, has been filed with the Securities and Exchange Commission. Not all Funds are available in certain states. Please call the phone number listed above to determine availability in your state. The SEC maintains a Web site (http://www.sec.gov) that contains the Statement of Additional Information and other information regarding the Trust.

-------------------------------------------------------------------------------

FST PREFERRED SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUAR-ANTEED OR ENDORSED BY, ANY BANK OR OTHER INSURED DEPOSITORY INSTITUTION, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RE-SERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN A FUND INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE AC-CURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

            The date of this Prospectus is September 5, 1997.

                         SHAREHOLDER AND FUND EXPENSES
                              FST PREFERRED SHARES

                                                 FINANCIAL                                              FINANCIAL FINANCIAL
                            FINANCIAL  FINANCIAL  SQUARE    FINANCIAL   FINANCIAL                        SQUARE    SQUARE
                             SQUARE     SQUARE    PREMIUM    SQUARE      SQUARE    FINANCIAL  FINANCIAL TAX-FREE  MUNICIPAL
                              PRIME      MONEY     MONEY    TREASURY    TREASURY     SQUARE    SQUARE     MONEY     MONEY
                           OBLIGATIONS  MARKET    MARKET   OBLIGATIONS INSTRUMENTS GOVERNMENT  FEDERAL   MARKET    MARKET
                              FUND       FUND      FUND       FUND        FUND        FUND      FUND      FUND      FUND
                           ----------- --------- --------- ----------- ----------- ---------- --------- --------- ---------
SHAREHOLDER TRANSAC-
 TION EXPENSES
 Maximum Sales Charge
  Imposed on
  Purchases...........        None       None      None       None        None        None      None      None      None
 Sales Charge Imposed
  on Reinvested
  Distributions.......        None       None      None       None        None        None      None      None      None
 Deferred Sales Load
  Imposed on
  Redemptions.........        None       None      None       None        None        None      None      None      None
 Exchange Fee.........        None       None      None       None        None        None      None      None      None
ANNUAL OPERATING EXPENSES
 (1)
 (as a percentage of
 average daily net
 assets)
 Management Fees
  (after
  limitations) (2)....        0.17%      0.17%     0.17%      0.17%       0.17%       0.17%     0.17%     0.17%     0.17%
 Other Expenses
  Preferred Adminis-
   tration Fees.......        0.10%      0.10%     0.10%      0.10%       0.10%       0.10%     0.10%     0.10%     0.10%
  Other Expenses
   (after expense
   limitation) (3)....        0.01%      0.01%     0.01%      0.01%       0.01%       0.01%     0.01%     0.01%     0.01%
                              ----       ----      ----       ----        ----        ----      ----      ----      ----
TOTAL OPERATING
 EXPENSES (4).........        0.28%      0.28%     0.28%      0.28%       0.28%       0.28%     0.28%     0.28%     0.28%
                              ====       ====      ====       ====        ====        ====      ====      ====      ====

EXAMPLE OF EXPENSES
  You would pay the following expenses on a hypothetical $1,000 investment, as-suming a 5% annual return and redemption at the end of each time period:

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                                ------ ------- ------- --------
     Financial Square Prime Obligations Fund...  $ 3      $9     $16     $36
     Financial Square Money Market Fund........  $ 3     $ 9     $16     $36
     Financial Square Premium Money Market
      Fund.....................................  $ 3     $ 9     N/A     N/A
     Financial Square Treasury Obligations
      Fund.....................................  $ 3     $ 9     $16     $36
     Financial Square Treasury Instruments
      Fund.....................................  $ 3     $ 9     N/A     N/A
     Financial Square Government Fund..........  $ 3     $ 9     $16     $36
     Financial Square Federal Fund.............  $ 3     $ 9     N/A     N/A
     Financial Square Tax-Free Money Market
      Fund.....................................  $ 3     $ 9     $16     $36
     Financial Square Municipal Money Market
      Fund.....................................  $ 3     $ 9     N/A     N/A

--------

(1) Based on estimated amounts for the current fiscal year for the Financial Square Premium Money Market, Financial Square Treasury Instruments, Finan-cial Square Federal and Financial Square Municipal Money Market Funds.

(2) The Investment Adviser has voluntarily agreed not to impose 0.035% of its management fee for each Fund. Without such limitation, management fees for each Fund would be 0.205%.

(3) The Investment Adviser has voluntarily agreed to reduce or limit certain other expenses (excluding management fees, fees payable to Service Organi-zations, as defined herein, taxes, interest and brokerage and litigation, indemnification and other extraordinary expenses) to the extent such ex-penses exceed 0.01% of a Fund's average daily net assets.

(4) Without the limitations described above, "Other Expenses" and "Total Oper-ating Expenses" of the Financial Square Prime Obligations, Financial Square Money Market, Financial Square Treasury Obligations, Financial Square Government and Financial Square Tax-Free Money Market Funds for the semi annual period ended June 30, 1997, would have been as follows:

                                                                         TOTAL
                                                               OTHER   OPERATING
                                                              EXPENSES EXPENSES
                                                              -------- ---------
   Financial Square Prime Obligations Fund...................    .025%      .33%
   Financial Square Money Market Fund........................    .025%      .33%
   Financial Square Treasury Obligations Fund................    .035%      .34%
   Financial Square Government Fund..........................    .015%      .32%
   Financial Square Tax-Free Money Market Fund...............    .015%      .32%

  In addition, without the limitations described above, "Other Expenses" and "Total Operating Expenses" of the Financial Square Premium Money Market, Fi-nancial Square Treasury Instruments, Financial Square Federal and Financial Square Municipal Money Market Funds for the current fiscal year are estimated to be as follows:

                                                                         TOTAL
                                                               OTHER   OPERATING
                                                              EXPENSES EXPENSES
                                                              -------- ---------
   Financial Square Premium Money Market Fund................    .035%      .34%
   Financial Square Treasury Instruments Fund................    .155%      .46%
   Financial Square Federal Fund.............................    .155%      .46%
   Financial Square Municipal Money Market Fund..............    .285%      .59%

  The information set forth in the foregoing table and hypothetical example relates only to FST Preferred Shares of the Funds. The Funds also offer FST Shares, FST Administration Shares and FST Service Shares. The other classes of the Funds are subject to different fees and expenses (which affect perfor-mance) and are entitled to different services. Information regarding any other class of the Funds may be obtained from your sales representative or from Goldman Sachs by calling the number on the front cover of this Prospectus.

  Service Organizations may charge other fees to their customers who are the beneficial owners of FST Preferred Shares in connection with their customers' accounts. See "Administration." Such fees, if any, may affect the return such customers realize with respect to their investments.

  The purpose of the foregoing table is to assist investors in understanding the various fees and expenses of a Fund that an investor will bear directly or indirectly. The information on fees and expenses included in the table and the hypothetical example above are based on each Fund's fees and expenses (actual or estimated) and should not be considered as representative of past or future expenses. Actual fees and expenses may be greater or less than those indicat-ed. Moreover, while the example assumes a 5% annual return, a Fund's actual performance will vary and may result in an actual return greater or less than 5%. See "Management--Investment Adviser."

                             FINANCIAL HIGHLIGHTS

  The following data with respect to a share (of the class specified) of the Financial Square Prime Obligations, Financial Square Money Market, Financial Square Treasury Obligations, Financial Square Government and Financial Square Tax-Free Money Market Funds outstanding during the periods ended on or prior to December 31, 1996 have been audited by Arthur Andersen LLP, independent public accountants, whose report, which appears in the annual report to share-holders of the Funds for the fiscal year ended December 31, 1996 (the "Annual Report") is incorporated by reference into and attached to the Statement of Additional Information. The following data for each of the above referenced funds along with the Financial Square Treasury Instruments and Financial Square Federal Funds for the period ended June 30, 1997 is unaudited, and de-rived from financial statements included in the semi-annual report to share-holders of the Fund for the period ended June 30, 1997, (the "Semi-Annual Re-port"). The Annual Report and the Semi-Annual Report should be read in con-junction with the financial statements and related notes incorporated by ref-erence and attached to the Statement of Additional Information.

  Financial Square Municipal Money Market and Financial Square Premium Money Market Funds had no operations during the periods shown. Accordingly, there are no selected per share data and ratios presented for these Funds.

Goldman Sachs Trust--Financial Square Funds
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
Selected Data for a Share Outstanding Throughout Each Period
Prime Obligations Fund

-------------------------------------------------------------------------------

                             INCOME FROM INVESTMENT OPERATIONS
                            ------------------------------------
                                                                                                     RATIO OF NET RATIO OF NET
                  NET ASSET            NET REALIZED     TOTAL                  NET ASSET             EXPENSES TO   INVESTMENT
                  VALUE AT     NET         GAIN      INCOME FROM DISTRIBUTIONS VALUE AT                AVERAGE     INCOME TO
                  BEGINNING INVESTMENT ON INVESTMENT INVESTMENT       TO          END      TOTAL         NET      AVERAGE NET
                  OF PERIOD   INCOME   TRANSACTIONS  OPERATIONS  SHAREHOLDERS  OF PERIOD RETURN(A)      ASSETS       ASSETS
             -------------------------------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JUNE 30, (UNAUDITED)
---------------------------------------------
1997-FST
shares..........    $1.00    $0.0267      $  --        $0.0267     $(0.0267)     $1.00     5.53%(b)      0.18%(b)     5.39%(b)
1997-FST Pre-
ferred Shares...     1.00     0.0262         --         0.0262      (0.0262)      1.00     5.42(b)       0.28(b)      5.31(b)
1997-FST Admin-
istration
shares..........     1.00     0.0255         --         0.0255      (0.0255)      1.00     5.27(b)       0.43(b)      5.15(b)
1997-FST Service
shares..........     1.00     0.0243         --         0.0243      (0.0243)      1.00     5.00(b)       0.68(b)      4.90(b)
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1996-FST shares.     1.00     0.0529         --         0.0529      (0.0529)      1.00     5.41          0.18         5.29
1996-FST Pre-
ferred
shares(c).......     1.00     0.0346         --         0.0346      (0.0346)      1.00     5.28(b)       0.28(b)      5.19(b)
1996-FST Admin-
istration
shares..........     1.00     0.0506         --         0.0506      (0.0506)      1.00     5.14          0.43         5.06
1996-FST Service
shares..........     1.00     0.0478         --         0.0478      (0.0478)      1.00     4.88          0.68         4.78
1995-FST shares.     1.00     0.0586         --         0.0586      (0.0586)      1.00     6.02          0.18         5.86
1995-FST Admin-
istration
shares..........     1.00     0.0559         --         0.0559      (0.0559)      1.00     5.75          0.43         5.59
1995-FST Service
shares..........     1.00     0.0533         --         0.0533      (0.0533)      1.00     5.49          0.68         5.33
FOR THE PERIOD ENDED DECEMBER 31,
---------------------------------
1994-FST
shares(d).......     1.00     0.0401         --         0.0401      (0.0401)      1.00     4.38(b)       0.18(b)      4.38(b)
1994-FST Admin-
istration
shares(d).......     1.00     0.0383         --         0.0383      (0.0383)      1.00     4.12(b)       0.43(b)      4.18(b)
1994-FST Service
shares(d).......     1.00     0.0364         --         0.0364      (0.0364)      1.00     3.86(b)       0.68(b)      3.98(b)
FOR THE YEARS ENDED JANUARY 31,
-------------------------------
1994-FST shares.     1.00     0.0311      0.0002        0.0313      (0.0313)      1.00     3.18          0.17         3.11
1994-FST Admin-
istration
shares..........     1.00     0.0286      0.0002        0.0288      (0.0288)      1.00     2.92          0.42         2.86
1994-FST Service
shares..........     1.00     0.0261      0.0002        0.0263      (0.0263)      1.00     2.66          0.67         2.61
1993-FST shares.     1.00     0.0360      0.0007        0.0367      (0.0367)      1.00     3.75          0.18         3.60
1993-FST Admin-
istration
shares(e).......     1.00     0.0068      0.0001        0.0069      (0.0069)      1.00     3.02(b)       0.44(b)      2.96(b)
1993-FST Service
shares..........     1.00     0.0301      0.0007        0.0308      (0.0308)      1.00     3.23          0.68         3.01
1992-FST shares.     1.00     0.0572      0.0002        0.0574      (0.0574)      1.00     5.99          0.18         5.72
1992-FST Service
shares(e).......     1.00     0.0027         --         0.0027      (0.0027)      1.00     4.10(b)       0.66(b)      4.10(b)
FOR THE PERIOD MARCH 8, 1990(F) THROUGH JANUARY 31,
---------------------------------------------------
1991-FST shares.     1.00     0.0727         --         0.0727      (0.0727)      1.00     8.27(b)       0.18(b)      8.04(b)
                                RATIOS ASSUMING NO
                              WAIVER OF FEES AND NO
                               EXPENSE LIMITATIONS
                             -------------------------
                     NET                  RATIO OF NET
                  ASSETS AT   RATIO OF     INVESTMENT
                     END     EXPENSES TO   INCOME TO
                  OF PERIOD  AVERAGE NET  AVERAGE NET
                  (IN 000'S)   ASSETS        ASSETS
             -------------------------------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JUNE 30, (UNAUDITED)
---------------------------------------------
1997-FST
shares..........  $3,813,081    0.23%(b)      5.34%(b)
1997-FST Pre-
ferred Shares...     240,047    0.33(b)       5.26(b)
1997-FST Admin-
istration
shares..........     295,977    0.48(b)       5.10(b)
1997-FST Service
shares..........     121,165    0.73(b)       4.85(b)
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1996-FST shares.   3,901,797    0.23          5.24
1996-FST Pre-
ferred
shares(c).......     127,126    0.33(b)       5.14(b)
1996-FST Admin-
istration
shares..........     215,898    0.48          5.01
1996-FST Service
shares..........     115,154    0.73          4.73
1995-FST shares.   3,295,791    0.22          5.82
1995-FST Admin-
istration
shares..........     147,894    0.47          5.55
1995-FST Service
shares..........      65,278    0.72          5.29
FOR THE PERIOD ENDED DECEMBER 31,
---------------------------------
1994-FST
shares(d).......   2,774,849    0.24(b)       4.32(b)
1994-FST Admin-
istration
shares(d).......      66,113    0.49(b)       4.12(b)
1994-FST Service
shares(d).......      41,372    0.74(b)       3.92(b)
FOR THE YEARS ENDED JANUARY 31,
-------------------------------
1994-FST shares.   1,831,413    0.25          3.03
1994-FST Admin-
istration
shares..........      35,250    0.50          2.78
1994-FST Service
shares..........      14,001    0.75          2.53
1993-FST shares.     813,126    0.25          3.53
1993-FST Admin-
istration
shares(e).......       1,124    0.52(b)       2.88(b)
1993-FST Service
shares..........         336    0.75          2.94
1992-FST shares.     917,073    0.27          5.63
1992-FST Service
shares(e).......         118    0.74(b)       4.02(b)
FOR THE PERIOD MARCH 8, 1990(F) THROUGH JANUARY 31,
---------------------------------------------------
1991-FST shares.     578,495    0.28(b)       7.94(b)

----
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the invest-ment at the net asset value at the end of the period.
(b) Annualized.
(c) FST Preferred share activity commenced on May 1, 1996.
(d) The information presented reflects eleven months of operations due to a change in fiscal year end. This change was caused by the reorganization of the funds as a series of Goldman Sachs Money Market Trust.
(e) FST Administration share and FST Service share activity commenced during November of 1992 and January of 1992, respectively.
(f) Commencement of operations.

Goldman Sachs Trust--Financial Square Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Share Outstanding Throughout Each Period
Money Market Fund

--------------------------------------------------------------------------------

                             INCOME FROM INVESTMENT OPERATIONS
                            ------------------------------------
                                                                                                                  RATIO OF NET
                  NET ASSET            NET REALIZED     TOTAL                  NET ASSET             RATIO OF NET  INVESTMENT
                  VALUE AT     NET         GAIN      INCOME FROM DISTRIBUTIONS VALUE AT              EXPENSES TO   INCOME TO
                  BEGINNING INVESTMENT ON INVESTMENT INVESTMENT       TO          END      TOTAL     AVERAGE NET  AVERAGE NET
                  OF PERIOD   INCOME   TRANSACTIONS  OPERATIONS  SHAREHOLDERS  OF PERIOD RETURN(A)      ASSETS       ASSETS
           ----------------------------------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JUNE 30, (UNAUDITED)
----------------------
1997-FST
shares..........    $1.00    $0.0269      $   --       $0.0269     $(0.0269)     $1.00     5.57%(b)      0.18%(b)     5.44%(b)
1997-FST Pre-
ferred Shares...     1.00     0.0264          --        0.0264      (0.0264)      1.00     5.46(b)       0.28(b)      5.36(b)
1997-FST Admin-
istration
shares..........     1.00     0.0257          --        0.0257      (0.0257)      1.00     5.30(b)       0.43(b)      5.18(b)
1997-FST Service
shares..........     1.00     0.0244          --        0.0244      (0.0244)      1.00     5.04(b)       0.68(b)      4.93(b)
FOR THE YEARS ENDED DECEMBER 31,
----------------
1996-FST shares.     1.00     0.0533      0.0001        0.0534      (0.0534)      1.00     5.45          0.18         5.33
1996-FST
Preferred
shares(c).......     1.00     0.0348        --          0.0348      (0.0348)      1.00     5.31(b)       0.28(b)      5.23(b)
1996-FST
Administration
shares..........     1.00     0.0504      0.0001        0.0505      (0.0505)      1.00     5.19          0.43         5.04
1996-FST Service
shares..........     1.00     0.0484        --          0.0484      (0.0484)      1.00     4.93          0.68         4.84
1995-FST shares.     1.00     0.0589        --          0.0589      (0.0589)      1.00     6.07          0.15         5.89
1995-FST
Administration
shares..........     1.00     0.0561        --          0.0561      (0.0561)      1.00     5.80          0.40         5.61
1995-FST Service
shares(d).......     1.00     0.0231        --          0.0231      (0.0231)      1.00     5.41(b)       0.65(b)      4.93(b)
FOR THE PERIOD ENDED
DECEMBER 31,
--------------------
1994-FST
shares(d).......     1.00     0.0305        --          0.0305      (0.0305)      1.00     4.91(b)       0.11(b)      4.88(b)
1994-FST
Administration
shares(d).......     1.00     0.0298        --          0.0298      (0.0298)      1.00     4.65(b)       0.36(b)      4.82(b)
                                RATIOS ASSUMING NO
                              WAIVER OF FEES AND NO
                               EXPENSE LIMITATIONS
                             -------------------------
                     NET                  RATIO OF NET
                  ASSETS AT   RATIO OF     INVESTMENT
                     END     EXPENSES TO   INCOME TO
                  OF PERIOD  AVERAGE NET  AVERAGE NET
                  (IN 000'S)   ASSETS        ASSETS
           ----------------------------------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JUNE 30, (UNAUDITED)
----------------------
1997-FST
shares..........  $3,992,002    0.23%(b)      5.39%(b)
1997-FST Pre-
ferred Shares...      43,759    0.33(b)       5.31(b)
1997-FST Admin-
istration
shares..........     276,152    0.48(b)       5.13(b)
1997-FST Service
shares..........     290,345    0.73(b)       4.88(b)
FOR THE YEARS ENDED DECEMBER 31,
----------------
1996-FST shares.   2,540,366    0.23          5.28
1996-FST
Preferred
shares(c).......      17,510    0.33(b)       5.18(b)
1996-FST
Administration
shares..........     165,766    0.48          4.99
1996-FST Service
shares..........     234,376    0.73          4.79
1995-FST shares.   2,069,197    0.23          5.81
1995-FST
Administration
shares..........     137,412    0.48          5.53
1995-FST Service
shares(d).......       4,219    0.73(b)       4.85(b)
FOR THE PERIOD ENDED
DECEMBER 31,
--------------------
1994-FST
shares(d).......     862,971    0.25(b)       4.74(b)
1994-FST
Administration
shares(d).......      66,560    0.50(b)       4.68(b)

----
(a)Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(b)Annualized.
(c)FST Preferred share activity commenced on May 1, 1996.
(d)FST, FST Administration and FST Service share activity commenced May 18, 1994, May 20, 1994 and July 14, 1995, respectively.

Goldman Sachs Trust--Financial Square Funds
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Share Outstanding Throughout Each Period
Treasury Obligations Fund

-------------------------------------------------------------------------------

                             INCOME FROM INVESTMENT OPERATIONS
                            ------------------------------------
                                                                                                                      RATIO OF NET
                  NET ASSET            NET REALIZED     TOTAL                                            RATIO OF NET  INVESTMENT
                  VALUE AT     NET      GAIN (LOSS)  INCOME FROM DISTRIBUTIONS   NET ASSET               EXPENSES TO   INCOME TO
                  BEGINNING INVESTMENT ON INVESTMENT INVESTMENT       TO         VALUE AT      TOTAL     AVERAGE NET  AVERAGE NET
                  OF PERIOD   INCOME   TRANSACTIONS  OPERATIONS  SHAREHOLDERS  END OF PERIOD RETURN(A)      ASSETS       ASSETS
          ------------------------------------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JUNE 30, (UNAUDITED)
---------------------------------------------
1997-FST
shares..........    $1.00    $0.0262      $0.0001      $0.0263     $(0.0263)       $1.00       5.43%(b)      0.18%(b)     5.28%(b)
1997-FST Pre-
ferred shares ..     1.00     0.0257       0.0001       0.0258      (0.0258)        1.00       5.32(b)       0.28(b)      5.18(b)
1997-FST Admin-
istration shares
 ................     1.00     0.0249       0.0001       0.0250      (0.0250)        1.00       5.16(b)       0.43(b)      5.03(b)
1997-FST Service
shares .........     1.00     0.0237       0.0001       0.0238      (0.0238)        1.00       4.90(b)       0.68(b)      4.78(b)
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1996-FST shares.     1.00     0.0522       0.0003       0.0525      (0.0524)        1.00       5.35          0.18         5.22
1996-FST
Preferred
shares(c).......     1.00     0.0342       0.0001       0.0343      (0.0343)        1.00       5.24(b)       0.28(b)      5.11(b)
1996-FST
Administration
shares..........     1.00     0.0497       0.0002       0.0499      (0.0498)        1.00       5.09          0.43         4.97
1996-FST Service
shares..........     1.00     0.0472       0.0002       0.0474      (0.0474)        1.00       4.83          0.68         4.72
1995-FST shares.     1.00     0.0573       0.0005       0.0578      (0.0578)        1.00       5.96          0.18         5.73
1995-FST
Administration
shares..........     1.00     0.0547       0.0005       0.0552      (0.0552)        1.00       5.69          0.43         5.47
1995-FST Service
shares..........     1.00     0.0521       0.0005       0.0526      (0.0526)        1.00       5.43          0.68         5.21
FOR THE PERIOD ENDED DECEMBER 31,
---------------------------------
1994-FST
shares(d).......     1.00     0.0379      (0.0001)      0.0378      (0.0378)        1.00       4.23(b)       0.18(b)      4.13(b)
1994-FST
Administration
shares(d).......     1.00     0.0388      (0.0001)      0.0387      (0.0387)        1.00       3.97(b)       0.43(b)      4.24(b)
1994-FST Service
shares(d).......     1.00     0.0349      (0.0001)      0.0348      (0.0348)        1.00       3.71(b)       0.68(b)      3.82(b)
FOR THE YEARS ENDED JANUARY 31,
-------------------------------
1994-FST shares.     1.00     0.0301       0.0007       0.0308      (0.0307)        1.00       3.11          0.17         3.01
1994-FST
Administration
shares..........     1.00     0.0276       0.0006       0.0282      (0.0281)        1.00       2.85          0.42         2.76
1994-FST Service
shares..........     1.00     0.0251       0.0008       0.0259      (0.0256)        1.00       2.60          0.67         2.51
1993-FST shares.     1.00     0.0342       0.0012       0.0354      (0.0355)        1.00       3.69          0.18         3.42
1993-FST
Administration
shares(e) ......     1.00     0.0009        --          0.0009      (0.0009)        1.00       2.83(b)       0.43(b)      2.83(b)
1993-FST Service
shares..........     1.00     0.0296       0.0016       0.0312      (0.0309)        1.00       3.17          0.68         2.96
1992-FST shares.     1.00     0.0549       0.0015       0.0564      (0.0561)        1.00       5.84          0.18         5.49
1992-FST Service
shares(e).......     1.00     0.0113       0.0006       0.0119      (0.0116)        1.00       4.47(b)       0.68(b)      3.77(b)
FOR THE PERIOD MARCH 8, 1990(F) THROUGH JANUARY 31,
---------------------------------------------------
1991-FST shares.     1.00     0.0600       0.0006       0.0606      (0.0605)        1.00       8.06(b)       0.21(b)      7.74(b)
                                RATIOS ASSUMING NO
                              WAIVER OF FEES AND NO
                               EXPENSE LIMITATIONS
                             -------------------------
                     NET                  RATIO OF NET
                  ASSETS AT   RATIO OF     INVESTMENT
                     END     EXPENSES TO   INCOME TO
                  OF PERIOD  AVERAGE NET  AVERAGE NET
                  (IN 000'S)   ASSETS        ASSETS
          ------------------------------------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JUNE 30, (UNAUDITED)
---------------------------------------------
1997-FST
shares..........  $2,140,063    0.24%(b)      5.22%(b)
1997-FST Pre-
ferred shares ..       2,826    0.34(b)       5.12(b)
1997-FST Admin-
istration shares
 ................     638,287    0.49(b)       4.97(b)
1997-FST Service
shares .........     232,548    0.74(b)       4.72(b)
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1996-FST shares.   2,291,051    0.24          5.16
1996-FST
Preferred
shares(c).......      46,637    0.34(b)       5.05(b)
1996-FST
Administration
shares..........     536,895    0.49          4.91
1996-FST Service
shares..........     220,560    0.74          4.66
1995-FST shares.   1,587,715    0.23          5.68
1995-FST
Administration
shares..........     283,186    0.48          5.42
1995-FST Service
shares..........     139,117    0.73          5.16
FOR THE PERIOD ENDED DECEMBER 31,
---------------------------------
1994-FST
shares(d).......     958,196    0.25(b)       4.06(b)
1994-FST
Administration
shares(d).......      82,124    0.50(b)       4.17(b)
1994-FST Service
shares(d).......      81,162    0.75(b)       3.75(b)
FOR THE YEARS ENDED JANUARY 31,
-------------------------------
1994-FST shares.     812,420    0.24          2.94
1994-FST
Administration
shares..........      24,485    0.49          2.69
1994-FST Service
shares..........      35,656    0.74          2.44
1993-FST shares.     776,181    0.26          3.34
1993-FST
Administration
shares(e) ......           1    0.51(b)       2.75(b)
1993-FST Service
shares..........       5,155    0.76          2.88
1992-FST shares.     413,171    0.28          5.39
1992-FST Service
shares(e).......       3,634    0.78(b)       3.67(b)
FOR THE PERIOD MARCH 8, 1990(F) THROUGH JANUARY 31,
---------------------------------------------------
1991-FST shares.     229,988    0.34(b)       7.61(b)

----
(a)Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(b)Annualized.
(c)FST Preferred share activity commenced on May 1, 1996.
(d)The information presented reflects eleven months of operations due to a change in fiscal year end. This change was caused by the reorganization of the funds as a series of Goldman Sachs Money Market Trust.
(e)FST Administration and FST Service share activity commenced during January of 1993 and October of 1991, respectively.
(f)Commencement of operations.

Goldman Sachs Trust--Financial Square Funds
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Share Outstanding Throughout Each Period
Treasury Instruments Fund
-------------------------------------------------------------------------------

                             INCOME FROM INVESTMENT OPERATIONS
                            ------------------------------------
                                                                                                                  RATIO OF NET
                  NET ASSET            NET REALIZED     TOTAL                  NET ASSET             RATIO OF NET  INVESTMENT
                  VALUE AT     NET         GAIN      INCOME FROM DISTRIBUTIONS VALUE AT              EXPENSES TO   INCOME TO
                  BEGINNING INVESTMENT ON INVESTMENT INVESTMENT       TO          END      TOTAL     AVERAGE NET  AVERAGE NET
                  OF PERIOD   INCOME   TRANSACTIONS  OPERATIONS  SHAREHOLDERS  OF PERIOD RETURN(A)      ASSETS       ASSETS
           ----------------------------------------------------------------------------------------------------------------
FOR THE PERIOD ENDED JUNE 30, (UNAUDITED)
-----------------------
1997-FST
shares(c).......    $1.00    $ 0.0168     0.0002      $ 0.0170     $(0.0170)     $1.00     5.29%(b)      0.18%(b)     5.12%(b)
1997-FST Pre-
ferred shares
(c).............     1.00      0.0043     0.0002        0.0045      (0.0045)      1.00     5.19(b)       0.28(b)      5.04(b)
1997-FST Admin-
istration shares
(c).............     1.00      0.0122     0.0002        0.0124      (0.0124)      1.00     5.06(b)       0.43(b)      4.89(b)
1997-FST Service
shares (c)......     1.00      0.0150     0.0002        0.0152      (0.0152)      1.00     4.73(b)       0.68(b)      4.63(b)
                               RATIOS ASSUMING NO
                             WAIVER OF FEES AND NO
                              EXPENSE LIMITATIONS
                            -------------------------
                     NET
                  ASSETS AT              RATIO OF NET
                     END     RATIO OF     INVESTMENT
                  OF PERIOD EXPENSES TO   INCOME TO
                     (IN    AVERAGE NET  AVERAGE NET
                   000'S)     ASSETS        ASSETS
           ----------------------------------------------------------------------------------------------------------------
FOR THE PERIOD ENDED JUNE 30, (UNAUDITED)
-----------------------
1997-FST
shares(c).......  $237,444     0.36%(b)      4.94%(b)
1997-FST Pre-
ferred shares
(c).............         2     0.46(b)       4.86(b)
1997-FST Admin-
istration shares
(c).............     1,132     0.61(b)       4.71(b)
1997-FST Service
shares (c)......    35,901     0.86(b)       4.45(b)

----
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(b) Annualized.
(c) FST Share, FST Preferred Share, FST Administration Share, and FST Service Share activity commenced March 3, 1997, May 30, 1997, April 1, 1997, and March 5, 1997, respectively.

Goldman Sachs Trust--Financial Square Funds
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Share Outstanding Throughout Each Period
Government Fund

-------------------------------------------------------------------------------


                                                INCOME FROM INVESTMENT OPERATIONS
                                             ----------------------------------------

                                   NET ASSET                                 TOTAL
                                   VALUE AT     NET     NET REALIZED GAIN INCOME FROM DISTRIBUTIONS  NET ASSET
                                   BEGINNING INVESTMENT   ON INVESTMENT   INVESTMENT       TO       VALUE AT END   TOTAL
                                   OF PERIOD   INCOME     TRANSACTIONS    OPERATIONS  SHAREHOLDERS   OF PERIOD   RETURN(A)
          -----------------------------------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JUNE 30, (UNAUDITED)
---------------------------------------------
1997-FST shares......                $1.00    $ 0.0264       $0.0001       $ 0.0265     $(0.0265)      $1.00       5.47%(b)
1997-FST Preferred
shares...............                 1.00      0.0259        0.0001         0.0260      (0.0260)       1.00       5.37(b)
1997-FST Administra-
tion shares..........                 1.00      0.0251        0.0001         0.0252      (0.0252)       1.00       5.21(b)
1997-FST Service
shares...............                 1.00      0.0239        0.0001         0.0240      (0.0240)       1.00       4.95(b)
FOR THE YEARS ENDED
DECEMBER 31,
-------------------
1996-FST shares......                 1.00      0.0525        0.0001         0.0526      (0.0526)       1.00       5.38
1996-FST Preferred
shares(c)............                 1.00      0.0344        0.0001         0.0345      (0.0345)       1.00       5.26(b)
1996-FST Administra-
tion shares..........                 1.00      0.0501        0.0001         0.0502      (0.0502)       1.00       5.12
1996-FST Service
shares...............                 1.00      0.0474        0.0001         0.0475      (0.0475)       1.00       4.86
1995-FST shares......                 1.00      0.0581        0.0001         0.0582      (0.0582)       1.00       6.00
1995-FST Administra-
tion shares..........                 1.00      0.0554        0.0001         0.0555      (0.0555)       1.00       5.74
1995-FST Service
shares(d)............                 1.00      0.0320         --            0.0320      (0.0320)       1.00       5.40(b)
FOR THE PERIOD ENDED DECEMBER 31,
---------------------------------
1994-FST shares(e)...                 1.00      0.0424         --            0.0424      (0.0424)       1.00       4.36(b)
1994-FST Administra-
tion shares(e).......                 1.00      0.0426         --            0.0426      (0.0426)       1.00       4.10(b)
FOR THE PERIOD ENDED
JANUARY 31,
--------------------
1993-FST shares(d)...                 1.00      0.0256        0.0001         0.0257      (0.0257)       1.00       3.14(b)
1993-FST Administra-
tion shares(d).......                 1.00      0.0120        0.0001         0.0121      (0.0121)       1.00       2.87(b)


                                                                                RATIOS ASSUMING NO
                                                                              WAIVER OF FEES AND NO
                                                                               EXPENSE LIMITATIONS
                                                                             -------------------------
                                                  RATIO OF NET                            RATIO OF NET
                                     RATIO OF NET  INVESTMENT       NET       RATIO OF     INVESTMENT
                                     EXPENSES TO   INCOME TO   ASSETS AT END EXPENSES TO   INCOME TO
                                     AVERAGE NET  AVERAGE NET    OF PERIOD   AVERAGE NET  AVERAGE NET
                                        ASSETS       ASSETS     (IN 000'S)     ASSETS        ASSETS
          ---------------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JUNE 30, (UNAUDITED)
---------------------------------------------
1997-FST shares......                0.18%(b)     5.33%(b)  $1,222,437      0.22%(b)      5.29%(b)
1997-FST Preferred
shares...............                0.28(b)      5.32(b)       48,896      0.32(b)       5.28(b)
1997-FST Administra-
tion shares..........                0.43(b)      5.07(b)      190,742      0.47(b)       5.03(b)
1997-FST Service
shares...............                0.68(b)      4.83(b)      603,520      0.72(b)       4.79(b)
FOR THE YEARS ENDED
DECEMBER 31,
-------------------
1996-FST shares......                0.18         5.25         858,769      0.24          5.19
1996-FST Preferred
shares(c)............                0.28(b)      5.14(b)          112      0.34(b)       5.08(b)
1996-FST Administra-
tion shares..........                0.43         5.01         145,108      0.49          4.95
1996-FST Service
shares...............                0.68         4.74         223,554      0.74          4.68
1995-FST shares......                0.18         5.81         743,884      0.24          5.75
1995-FST Administra-
tion shares..........                0.43         5.54          82,386      0.49          5.48
1995-FST Service
shares(d)............                0.68(b)      5.08(b)       14,508      0.74(b)       5.02(b)
FOR THE PERIOD ENDED DECEMBER 31,
---------------------------------
1994-FST shares(e)...                0.15(b)      4.64(b)      258,350      0.25(b)       4.54(b)
1994-FST Administra-
tion shares(e).......                0.40(b)      4.67(b)       54,253      0.50(b)       4.57(b)
FOR THE PERIOD ENDED
JANUARY 31,
--------------------
1993-FST shares(d)...                0.08(b)      3.10(b)       44,697      0.59(b)       2.59(b)
1993-FST Administra-
tion shares(d).......                0.35(b)      2.85(b)       14,126      0.76(b)       2.44(b)

----
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the invest-ment at the net asset value at the end of the period.
(b) Annualized.
(c) FST Preferred share activity commenced on May 1, 1996.
(d) FST share, FST Administration share and FST Service share activity com-menced April 6, 1993, September 1, 1993 and May 16, 1995, respectively.
(e) The information presented reflects eleven months of operations due to a change in fiscal year end. This change was caused by the reorganization of the funds as a series of Goldman Sachs Money Market Trust.

Goldman Sachs Trust--Financial Square Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Share Outstanding Throughout Each Period
Federal Fund
--------------------------------------------------------------------------------

                             INCOME FROM INVESTMENT OPERATIONS
                            -----------------------------------
                                                                                                                 RATIO OF NET
                  NET ASSET            NET REALIZED    TOTAL                  NET ASSET             RATIO OF NET  INVESTMENT
                  VALUE AT     NET       GAIN ON    INCOME FROM DISTRIBUTIONS VALUE AT              EXPENSES TO   INCOME TO
                  BEGINNING INVESTMENT  INVESTMENT  INVESTMENT       TO          END      TOTAL     AVERAGE NET  AVERAGE NET
                  OF PERIOD   INCOME   TRANSACTIONS OPERATIONS  SHAREHOLDERS  OF PERIOD RETURN(A)      ASSETS       ASSETS
         --------------------------------------------------------------------------------------------------------------------
FOR THE PERIOD ENDED JUNE 30,
(UNAUDITED)
-----------------------------
1997-FST
shares(c).......    $1.00    $ 0.0178      --        $ 0.0178     $ (0.0178)    $1.00     5.47%(b)      0.18%(b)     5.36%(b)
1997-FST Pre-
ferred
shares(c).......     1.00      0.0047      --          0.0047       (0.0047)     1.00     5.46(b)       0.28(b)      5.28(b)
1997-FST Admin-
istration
shares(c).......     1.00      0.0128      --          0.0128       (0.0128)     1.00     5.25(b)       0.43(b)      5.17(b)
1997-FST Service
shares(c).......     1.00      0.0131      --          0.0131       (0.0131)     1.00     4.99(b)       0.68(b)      4.90(b)
                              RATIOS ASSUMING NO
                            WAIVER OF FEES AND NO
                    NET      EXPENSE LIMITATIONS
                   ASSETS  -------------------------
                   AT END               RATIO OF NET
                     OF     RATIO OF     INVESTMENT
                   PERIOD  EXPENSES TO   INCOME TO
                    (IN    AVERAGE NET  AVERAGE NET
                   000'S)    ASSETS        ASSETS
         --------------------------------------------------------------------------------------------------------------------
FOR THE PERIOD ENDED JUNE 30,
(UNAUDITED)
-----------------------------
1997-FST
shares(c).......  $714,024    0.36%(b)      5.18%(b)
1997-FST Pre-
ferred
shares(c).......         2    0.46(b)       5.10(b)
1997-FST Admin-
istration
shares(c).......   137,933    0.61(b)       4.99(b)
1997-FST Service
shares(c).......   122,323    0.86(b)       4.72(b)

----
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(b) Annualized.
(c) FST share, FST Preferred share, FST Administration share, and FST Service share activity commenced February 28, 1997, May 30, 1997, April 1, 1997 and March 25, 1997, respectively.

Goldman Sachs Trust--Financial Square Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Share Outstanding Throughout Each Period
Tax-Free Money Market Fund

--------------------------------------------------------------------------------


                                     INCOME FROM INVESTMENT OPERATIONS
                                     ---------------------------------------
                              NET                      NET         TOTAL
                             ASSET     NET          REALIZED      INCOME                     NET ASSET             RATIO OF NET
                           VALUE AT  INVEST-         GAIN ON       FROM        DISTRIBUTIONS VALUE AT              EXPENSES TO
                           BEGINNING   MENT        INVESTMENT   INVESTMENT          TO        END OF     TOTAL     AVERAGE NET
                           OF PERIOD  INCOME      TRANSACTIONS  OPERATIONS     SHAREHOLDERS   PERIOD   RETURN (A)     ASSETS
                           ----------------------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JUNE 30, (UNAUDITED)
---------------------------------------------
1997-FST
shares..........             $1.00   $     0.0170           --   $     0.0170    $(0.0170)     $1.00      3.49%(b)     0.18%(b)
1997-FST Pre-
ferred shares...              1.00         0.0165           --         0.0165     (0.0165)      1.00      3.39(b)      0.28(b)
1997-FST Admin-
istration
shares..........              1.00         0.0158           --         0.0158     (0.0158)      1.00      3.23(b)      0.43(b)
1997-FST Service
shares..........              1.00         0.0146           --         0.0146     (0.0146)      1.00      2.97(b)      0.68(b)
FOR THE YEARS
ENDED DECEMBER
31,
--------------
1996-FST shares.              1.00         0.0335          --          0.0335     (0.0335)      1.00      3.39         0.18
1996-FST Pre-
ferred
shares(c).......              1.00         0.0218          --          0.0218     (0.0218)      1.00      3.30(b)      0.28(b)
1996-FST Admin-
istration
shares..........              1.00         0.0310          --          0.0310     (0.0310)      1.00      3.13         0.43
1996-FST Service
shares..........              1.00         0.0285          --          0.0285     (0.0285)      1.00      2.88         0.68
1995-FST shares.              1.00         0.0381          --          0.0381     (0.0381)      1.00      3.89         0.14
1995-FST Admin-
istration
shares..........              1.00         0.0354          --          0.0354     (0.0354)      1.00      3.63         0.39
1995-FST Service
shares..........              1.00         0.0332          --          0.0332     (0.0332)      1.00      3.38         0.64
FOR THE PERIOD
ENDED DECEMBER
31,
--------------
1994-FST
shares(d).......              1.00         0.0156          --          0.0156     (0.0156)      1.00      3.41(b)      0.07(b)
1994-FST
Administration shares(d).     1.00         0.0136          --          0.0136     (0.0136)      1.00      3.19(b)      0.32(b)
1994-FST Service
shares(d).......              1.00         0.0091          --          0.0091     (0.0091)      1.00      3.11(b)      0.57(b)
                                                       RATIOS ASSUMING NO
                                                     WAIVER OF FEES AND NO
                                                      EXPENSE LIMITATIONS
                                                    -------------------------
                            RATIO OF NET    NET                  RATIO OF NET
                             INVESTMENT  ASSETS AT   RATIO OF     INVESTMENT
                             INCOME TO     END OF   EXPENSES TO   INCOME TO
                            AVERAGE NET    PERIOD   AVERAGE NET  AVERAGE NET
                               ASSETS    (IN 000'S)   ASSETS        ASSETS
                            -------------------------------------------------
FOR THE SIX MONTHS ENDED JUNE 30, (UNAUDITED)
---------------------------------------------
1997-FST
shares..........                3.46%(b)  $731,783     0.22%(b)      3.42%(b)
1997-FST Pre-
ferred shares...                3.24(b)      5,468     0.32(b)       3.20(b)
1997-FST Admin-
istration
shares..........                3.25(b)     96,496     0.47(b)       3.21(b)
1997-FST Service
shares..........                2.94(b)     27,597     0.72(b)       2.90(b)
FOR THE YEARS
ENDED DECEMBER
31,
--------------
1996-FST shares.                3.35       440,838     0.23          3.30
1996-FST Pre-
ferred
shares(c).......                3.26(b)     28,731     0.33(b)       3.21(b)
1996-FST Admin-
istration
shares..........                3.10        51,661     0.48          3.05
1996-FST Service
shares..........                2.85        19,855     0.73          2.80
1995-FST shares.                3.81       448,367     0.24          3.71
1995-FST Admin-
istration
shares..........                3.54        20,939     0.49          3.44
1995-FST Service
shares..........                3.32        19,860     0.74          3.22
FOR THE PERIOD
ENDED DECEMBER
31,
--------------
1994-FST
shares(d).......                3.42(b)    183,570     0.31(b)       3.18(b)
1994-FST
Administration shares(d).       3.25(b)      2,042     0.56(b)       3.01(b)
1994-FST Service
shares(d).......                3.32(b)      2,267     0.81(b)       3.08(b)

--------------
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(b) Annualized.
(c) FST Preferred share activity commenced on May 1, 1996.
(d) FST share, FST Administration share and FST Service share activity com-menced July 19, 1994, August 1, 1994 and September 23, 1994, respectively.

                         AN INTRODUCTION TO THE FUNDS

  THE TRUST: The Trust is a no-load, open-end, management investment company registered under the Investment Company Act of 1940, as amended (the "Invest-ment Company Act"). Each Fund is a separate pool of assets which pursues its investment objective through separate investment policies, as described below.

  THE ADVISER: Goldman Sachs Asset Management, a separate operating division of Goldman, Sachs & Co. ("Goldman Sachs"), serves as the Funds' investment ad-viser (the "Adviser" or "GSAM").

  THE DISTRIBUTOR: Goldman Sachs, which serves as the Funds' distributor and transfer agent, is one of the largest international investment banking and brokerage firms in the United States.

  THE INVESTORS: The Funds are designed for institutional investors seeking a high rate of return, a stable net asset value and convenient liquidation priv-ileges. The Funds are particularly suitable for banks, corporations and other financial institutions that seek investment of short-term funds for their own accounts or for the accounts of their customers. Shares of the Government Fund are intended to qualify as eligible investments for Federally chartered credit unions pursuant to Sections 107(7), 107(8) and 107(15) of the Federal Credit Union Act, Part 703 of the National Credit Union Administration ("NCUA") Rules and Regulations and NCUA Letter Number 155. The Fund intends to review changes in the applicable laws, rules and regulations governing eligible investments for federally chartered credit unions, and to take such action as may be nec-essary so that the investments of the Fund qualify as eligible investments un-der the Federal Credit Union Act and the regulations thereunder. Shares of the Government Fund, however, may or may not qualify as eligible investments for particular state chartered credit unions. State chartered credit unions should consult qualified legal counsel to determine whether the Government Fund is a permissible investment under the law applicable to it.

  THE FUNDS: Each Fund's securities are valued by the amortized cost method as permitted by a rule ("Rule 2a-7") of the Securities and Exchange Commission ("SEC"). Under such rule, each Fund may invest only in securities that are de-termined to present minimal credit risk and meet certain other criteria.

    TAXABLE FUNDS: Prime Obligations, Money Market, Premium Money Market, Treasury Obligations and Government Funds.

    TAX ADVANTAGED FUNDS: Treasury Instruments and Federal Funds.

    TAX-EXEMPT FUNDS: Tax-Free Money Market and Municipal Money Market Funds.

    INVESTMENT OBJECTIVES AND POLICIES FOR TAXABLE, TAX-ADVANTAGED AND TAX-EXEMPT FUNDS: To maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing ex-clusively in high quality money market instruments. In order to obtain a rating from a rating organization, the Premium Money Market Fund will ob-serve special investment restrictions. The Treasury Instruments and Federal Funds pursue their objectives by limiting their investments to certain U.S. Treasury Obligations and U.S. Government Securities (each as defined here-in), respectively, the interest from which is generally exempt from state income taxation. Each investor should consult his or her tax adviser to de-termine whether distributions from the Treasury Instruments and Federal Funds (and any other Fund that may hold such obligations) derived from in-terest on such obligations are exempt from state income taxation in the in-vestor's own state.

  NET ASSET VALUE: Each Fund seeks to maintain a stable net asset value of $1.00 per share.

  MAXIMUM REMAINING MATURITY OF PORTFOLIO INVESTMENTS: Thirteen months at the time of purchase.

  DOLLAR-WEIGHTED AVERAGE PORTFOLIO MATURITY ("WAM"): Not more than ninety days as required by Rule 2a-7.

  FIRST TIER SECURITIES: Each Fund may purchase securities which are rated (or that have been issued by an issuer that is rated with respect to a class of short-term debt obligations, or any security within that class, comparable in priority and quality with such securities) in the highest short-term rating category by at least two NRSROs (as defined below), or if only one NRSRO has assigned a rating, by that NRSRO. U.S. Government Securities as defined herein are considered First Tier Securities.

  SECOND TIER SECURITIES: The Tax-Exempt Funds may purchase securities which are not First Tier Securities but which are rated in the top two short-term rating categories by at least two NRSROs, or if only one NRSRO has assigned a rating, by that NRSRO. The Taxable Funds will not invest in a security which is a Second Tier Security at the time of purchase.

  UNRATED SECURITIES: To the extent permitted by Rule 2a-7, unrated securities may be purchased if they are deemed to be of comparable quality to First Tier Securities, or to the extent that a Fund may purchase Second Tier Securities, comparable in quality to Second Tier Securities.

  NRSROS: Nationally Recognized Statistical Rating Organizations include Stan-dard & Poor's Ratings Group ("S&P"), Moody's Investors Service, Inc. ("Moody's"), Fitch Investors Services, Inc., Duff and Phelps, Inc., IBCA Lim-ited and its affiliate IBCA Inc., and Thomson BankWatch, Inc. For a descrip-tion of each NRSRO's rating categories, see Appendix A to the Statement of Ad-ditional Information.

                           INVESTMENT POLICIES MATRIX

                                                                      SHORT-TERM
                                                                    OBLIGATIONS OF            ASSET-BACKED &   FOREIGN
                       US          US                                CORPORATIONS              RECEIVABLES-  GOVERNMENT
                    TREASURY   GOVERNMENT     BANK      COMMERCIAL    AND OTHER    REPURCHASE     BACKED     OBLIGATIONS
        FUND       OBLIGATIONS SECURITIES  OBLIGATIONS     PAPER       ENTITIES    AGREEMENTS  SECURITIES+      (US$)
------------------------------------------------------------------------------------------------------------------------
Prime Obligations      [_]         [_]         [_]          [_]          [_]           [_]         [_]
                                          U.S. banks                 U.S. entities
                                          only                       only
------------------------------------------------------------------------------------------------------------------------
Money Market           [_]         [_]         [_]          [_]          [_]           [_]         [_]          [_]
                                          Over 25% of   U.S. and     U.S. and
                                          total assets  foreign      foreign
                                          must be       (US$)        (US$)
                                          invested in   commercial   entities
                                          US and        paper
                                          Foreign (US$)
                                          Banks
------------------------------------------------------------------------------------------------------------------------
  Premium Money        [_]         [_]         [_]          [_]          [_]           [_]         [_]          [_]
   Market                                 Over 25% of   U.S. and     U.S. and
                                          total assets  foreign      foreign
                                          must be       (US$)        (US$)
                                          invested in   commercial   entities
                                          US and        paper
                                          Foreign (US$)
                                          Banks
------------------------------------------------------------------------------------------------------------------------
Treasury               [_]                                                             [_]
Obligations
------------------------------------------------------------------------------------------------------------------------
Treasury               [_]
Instruments
------------------------------------------------------------------------------------------------------------------------
Government             [_]         [_]                                                 [_]
------------------------------------------------------------------------------------------------------------------------
Federal                [_]         [_]                                             (Does not
                                                                                   intend to
                                                                                   invest)
------------------------------------------------------------------------------------------------------------------------
Tax-Free Money                                              [_]
Market                                                  Tax-exempt
                                                        only
------------------------------------------------------------------------------------------------------------------------
Municipal Money                                             [_]
Market                                                  Tax-exempt
                                                        only

Note: See "Description of Securities and Investment Techniques" for a descrip-tion of, and certain criteria applicable to, each of these categories of investments.
    +To the extent required by Rule 2a-7, asset-backed and receivables-backed securities will be rated by the requisite number of NRSROs.

---------------------------------------------------------------------------------------------------
                                                                      SUMMARY OF
  TAXABLE      TAX-EXEMPT       CREDIT      INVESTMENT    UNRATED    TAXATION FOR
MUNICIPALS     MUNICIPALS     QUALITY****   COMPANIES    SECURITIES DISTRIBUTIONS*  MISCELLANEOUS
---------------------------------------------------------------------------------------------------
    [_]                        First           [_]           [ ]    Taxable
                               Tier       Up to 10% of              federal and
                                          total assets              state**
                                          in other
                                          investment
                                          companies
---------------------------------------------------------------------------------------------------
    [_]                        First           [_]           [_]    Taxable        May invest in
                               Tier       Up to 10% of              federal and    obligations of
                                          total assets              state**        the
                                          in other                                 International
                                          investment                               Bank for
                                          companies                                Reconstruction
                                                                                   and Development
---------------------------------------------------------------------------------------------------
    [_]
                               First          [_]            [_]    Taxable        May invest in
                               Tier       Up to 10% of              federal and    obligations of
                                          total assets              state**        the
                                          in other                                 International
                                          investment                               Bank for
                                          companies                                Reconstruction
                                                                                   and Development
---------------------------------------------------------------------------------------------------

                               First          [_]                   Taxable
                               Tier       Up to 10% of              federal and
                                          total assets              state**
                                          in other
                                          investment
                                          companies
---------------------------------------------------------------------------------------------------
                               First          [_]                   Taxable
                               Tier       Up to 10% of              federal and
                                          total assets              generally
                                          in other                  exempt from
                                          investment                state taxation
                                          companies
---------------------------------------------------------------------------------------------------
                               First          [_]
                               Tier       Up to 10% of              Taxable
                                          total assets              federal and
                                          in other                  state**
                                          investment
                                          companies
---------------------------------------------------------------------------------------------------
                                                                                   Under
                               First          [_]                   Taxable        extraordinary
                               Tier       Up to 10% of              federal and    circumstances,
                                          total assets              generally      may hold cash,
                                          in other                  exempt from    U.S. Government
                                          investment                state taxation Securities
                                          companies                                subject to state
                                                                                   taxation or cash
                                                                                   equivalents
---------------------------------------------------------------------------------------------------

                 [_]           First or       [_]            [_]    Tax-exempt     May (but does
            At least 80% of    Second     Up to 10% of              federal and    not currently
            net assets in      Tier       total assets              taxable        intend to)
            Municipal                     in other                  state***       invest up to 20%
            Instruments                   investment                               in AMT
            (except in                    companies                                securities and
            extraordinary                                                          may temporarily
            circumstances)                                                         invest in the
                                                                                   taxable money
                                                                                   market
                                                                                   instruments
                                                                                   described herein
---------------------------------------------------------------------------------------------------

                 [_]           First or       [_]            [_]    Tax-exempt     May invest up to
            At least 80% of    Second     Up to 10% of              federal and    100% in AMT
            net assets in      Tier       total assets              taxable        securities and
            Municipal                     in other                  state***       may temporarily
            Instruments                   investment                               invest in the
            (except in                    companies                                taxable money
            extraordinary                                                          market
            circumstances)                                                         instruments
                                                                                   described herein
---------------------------------------------------------------------------------------------------

    * See "Taxes" below for an explanation of the tax consequences summarized in the table above.
   ** Taxable in many states except for distributions from U.S. Treasury obli-gation interest income and certain U.S. Government securities interest income.
  *** Taxable except for distributions from interest on obligations of an in-
      vestor's state of residence in certain states.
 **** To the extent permitted by Rule 2a-7, a Fund holding a security fully supported by a guarantee may substitute the credit quality of the guaran-tee in determining the credit quality of the security.

              DESCRIPTION OF SECURITIES AND INVESTMENT TECHNIQUES

U.S. TREASURY OBLIGATIONS

  "U.S. Treasury Obligations" are securities issued or guaranteed by the U.S. Treasury, payments of principal and interest on which are backed by the full faith and credit of the U.S. Government.

U.S. GOVERNMENT SECURITIES

  "U.S. Government Securities" are obligations issued or guaranteed by the U.S. Government, its agencies, authorities or instrumentalities. Unlike U.S. Treasury Obligations, securities issued or guaranteed by U.S. Government agen-cies, authorities or instrumentalities are supported either by (a) the full faith and credit of the U.S. Government (such as securities of the Government National Mortgage Association), (b) the right of the issuer to borrow from the Treasury (such as securities of the Student Loan Marketing Association), (c) the discretionary authority of the U.S. Government to purchase the agency's obligations (such as securities of the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation), or (d) only the credit of the issuer. No assurance can be given that the U.S. Government will provide finan-cial support to U.S. Government agencies, authorities or instrumentalities in the future. U.S. Government Securities may include zero coupon bonds. Such bonds may be purchased when yields are attractive.

  Securities guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities are deemed to include (a) secu-rities for which the payment of principal and interest is backed by an irrevo-cable letter of credit issued by the U.S. Government, its agencies, authori-ties or instrumentalities and (b) participations in loans made to foreign gov-ernments or their agencies that are so guaranteed. The secondary market for certain of these participations is limited. Such participations may therefore be regarded as illiquid.

  Each Fund may also invest in separately traded principal and interest compo-nents of securities guaranteed or issued by the U.S. Treasury if such compo-nents are traded independently under the Separate Trading of Registered Inter-est and Principal of Securities program ("STRIPS").

  The Treasury Instruments and Federal Funds invest in U.S. Treasury Obliga-tions and the Federal Fund may also invest in certain U.S. Government Securi-ties the interest from which is generally exempt from state income taxation. Securities generally eligible for this exemption include those issued by the U.S. Treasury and those issued by certain agencies, authorities or instrumen-talities of the U.S. Government, including the Federal Home Loan Banks, Fed-eral Farm Credit Banks, Tennessee Valley Authority and the Student Loan Mar-keting Association.

CUSTODIAL RECEIPTS

  Each Fund (other than the Treasury Obligations, Treasury Instruments, Gov-ernment and Federal Funds) may also acquire securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities in the form of custodial receipts that evidence ownership of future interest payments, principal payments or both on certain notes or bonds issued by the U.S. Government, its agencies, authorities or instrumentalities. For certain securities law purposes, custodial receipts are not considered ob-ligations of the U.S. Government.

U.S. AND FOREIGN BANK OBLIGATIONS

  The Prime Obligations, Money Market and Premium Money Market Funds may in-vest in "U.S. Bank Obligations" limited to securities issued or guaranteed by
U.S. banks (including certificates of deposit, commer     -
cial paper, unsecured bank promissory notes and bankers' acceptances) which have more than $1 billion in total assets at the time of purchase. Such obli-gations may also include debt obligations issued by U.S. subsidiaries of such banks.

  The Money Market and Premium Money Market Funds may also invest in "Foreign Bank Obligations" limited to U.S. dollar-denominated obligations issued or guaranteed (including fixed time deposits) by foreign banks which have more than $1 billion in total assets at the time of purchase, U.S. branches of such foreign banks (Yankee obligations), foreign branches of such foreign banks and foreign branches of U.S. banks having more than $1 billion in total assets at the time of purchase. Such bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the spe-cific obligations or by government regulation.

  The Money Market and Premium Money Market Funds will invest more than 25% of their total assets in bank obligations (whether foreign or domestic), includ-ing bank commercial paper. However, if adverse economic conditions prevail in the banking industry (such as substantial losses on loans, increases in non-performing assets and charge-offs and declines in total deposits) the Funds may, for defensive purposes, temporarily invest less than 25% of their total assets in bank obligations. As a result, the Funds may be especially affected by favorable and adverse developments in or related to the banking industry. The activities of U.S. banks and most foreign banks are subject to comprehen-sive regulations which, in the case of U.S. regulations, have undergone sub-stantial changes in the past decade. The enactment of new legislation or regu-lations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of domestic and foreign banks. Significant developments in the U.S. banking industry have included de-regulation of interest rates, increased competition from other types of finan-cial institutions, increased acquisition activity, geographic expansion and, during the late 1980's, an increased number of bank failures. Banks may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the market for real estate. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks. See "Foreign Government Obligations--For-eign Risks" below.

COMMERCIAL PAPER AND OTHER SHORT-TERM CORPORATE OBLIGATIONS

  The Prime Obligations, Money Market and Premium Money Market Funds may in-vest in "Commercial Paper" (including variable amount master demand notes and asset-backed commercial paper) which is payable in U.S. dollars and is issued or guaranteed by U.S. corporations, U.S. commercial banks, foreign corpora-tions (Money Market and Premium Money Market Funds only), foreign commercial banks (Money Market and Premium Money Market Funds only) or other entities. In addition, the Funds may invest in other short-term obligations (including short-term funding agreements) payable in U.S. dollars and issued or guaran-teed by U.S. corporations, foreign corporations (Money Market and Premium Money Market Funds only) or other entities.

ASSET-BACKED AND RECEIVABLES-BACKED SECURITIES

  The Prime Obligations, Money Market and Premium Money Market Funds may in-vest in "Asset-Backed and Receivables-Backed Securities" which represent par-ticipations in, or are secured by and payable from, pools of assets such as motor vehicle installment sale contracts, installment loan contracts, leases of various types of real and personal property, receivables from revolving credit (credit card) agreements and other categories of receivables. Such as-set pools are securitized through the use of privately-formed trusts or spe-cial purpose corporations. Payments or distributions of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit or a pool insurance policy is-sued by a financial institution, or other credit enhancements may be present. To the extent consistent with its investment objectives and policies, each of the Prime Obligations, Money Market and Money Market Plus Funds may invest in new types of mortgage-related securities and in other asset-backed securities that may be developed in the future.

FOREIGN GOVERNMENT OBLIGATIONS

  The Money Market and Premium Money Market Funds may invest in U.S. dollar-denominated obligations (limited to commercial paper and other notes) issued or guaranteed by a foreign government or any entity located or organized in a foreign country that maintains a short-term foreign currency rating in the highest short-term ratings category by the requisite number of NRSROs. The Money Market and Premium Money Market Funds may not invest more than 25% of their total assets in the securities of any one foreign government.

  FOREIGN RISKS. Investments in foreign securities and bank obligations may present a greater degree of risk than investments in securities of domestic issuers because of less publicly-available financial and other information, less securities regulation, potential imposition of foreign withholding and other taxes, war, expropriation or other adverse governmental actions. Foreign banks and their foreign branches are not regulated by U.S. banking authori-ties, and generally are not bound by the accounting, auditing and financial reporting standards applicable to U.S. banks.

MUNICIPAL OBLIGATIONS

  MUNICIPAL INSTRUMENTS. Obligations issued by or on behalf of states, terri-tories and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities, and the District of Columbia, the interest from which is, in the opinion of bond counsel, if any, excluded from gross income for federal income tax purposes.

  TYPES OF MUNICIPAL INSTRUMENTS:

                                        TAX-FREE MONEY MARKET AND
                                        MUNICIPAL MONEY MARKET FUNDS
     -------------------------------------------------------------------------
       FIXED RATE NOTES AND SIMILAR     In highest short-term or one of the
       DEBT INSTRUMENTS                 two highest long-term rating
                                        categories
     -------------------------------------------------------------------------
       VARIABLE AND FLOATING RATE       In highest short-term or one of the
       DEMAND INSTRUMENTS               two highest long-term rating
                                        categories
     -------------------------------------------------------------------------
       TAX-EXEMPT COMMERCIAL PAPER      In highest rating category
     -------------------------------------------------------------------------
       MUNICIPAL BONDS                  In one of the two highest rating
                                        categories
     -------------------------------------------------------------------------
       UNRATED NOTES, PAPER, BONDS AND  Determined to be of comparable quality
       OTHER INSTRUMENTS                by Adviser pursuant to criteria
                                        approved by the Trustees

  As a matter of fundamental policy, at least 80% of each of the Tax-Free Money Market and Municipal Money Market Fund's net assets will ordinarily be invested in Municipal Instruments. Each Tax-Exempt Fund may temporarily invest in taxable money market instruments when the Adviser believes that the market conditions dictate a defensive posture. Investments in taxable money market instruments will be limited to those meeting the quality standards of each Tax-Exempt Fund. The Prime Obligations, Money Market and Premium Money Market Funds may invest in short-term obligations issued or guaranteed by state and municipal governments when yields on such securities are attractive compared to other taxable investments.

  MUNICIPAL NOTES AND BONDS. Municipal notes include tax anticipation notes ("TANs"), revenue anticipation notes ("RANs"), bond anticipation notes ("BANs"), tax and revenue anticipation notes ("TRANs") and construction loan notes. Municipal bonds include general obligation bonds and revenue bonds. General obligation bonds are backed by the taxing power of the issuing munici-pality and are considered the safest type of bonds. Revenue bonds are backed by the revenues of a project or facility such as the tolls from a toll bridge. Revenue bonds also include lease rental revenue bonds which are issued by a state or local authority for capital projects and are secured by annual lease payments from the state or locality sufficient to cover debt service on the authority's obligations. Industrial development bonds (generally referred to under current tax law as "private activity bonds") are a specific type of rev-enue bond backed by the credit and security of a private user and therefore have more potential risk. Municipal bonds may be issued in a variety of forms, including commercial paper, tender option bonds and variable and floating rate securities.

  TENDER OPTION BONDS. A tender option bond is a Municipal Instrument (gener-ally held pursuant to a custodial arrangement) having a relatively long matu-rity and bearing interest at a fixed rate substantially higher than prevailing short-term, tax-exempt rates. The bond is typically issued in conjunction with the agreement of a third party, such as a bank, broker-dealer or other finan-cial institution, pursuant to which such institution grants the security holder the option, at periodic intervals, to tender its securities to the in-stitution and receive the face value thereof. As consideration for providing the option, the financial institution receives periodic fees equal to the dif-ference between the bond's fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the pre-vailing short-term, tax-exempt rate. However, an institution will not be obli-gated to accept tendered bonds in the event of certain defaults or a signifi-cant downgrading in the credit rating assigned to the issuer of the bond. The tender option will be taken into account in determining the maturity of the tender option bonds and a Fund's average portfolio maturity. There is a risk that a Fund will not be considered the owner of a tender option bond for fed-eral income tax purposes and thus will not be entitled to treat such interest as exempt from federal income tax.

  REVENUE ANTICIPATION WARRANTS. Revenue Anticipation Warrants ("RAWs") are issued in anticipation of the issuer's receipt of revenues and present the risk that such revenues will be insufficient to satisfy the issuer's payment obligations. The entire amount of principal and interest on RAWs is due at ma-turity. RAWs, including those with a maturity of more than 397 days, may also be repackaged as instruments which include a demand feature that permits the holder to sell the RAWs to a bank or other financial institution at a purchase price equal to par plus accrued interest on each interest rate reset date.

  FLOATING AND VARIABLE RATE OBLIGATIONS. The value of floating and variable rate obligations generally is more stable than that of fixed rate obligations in response to changes in interest rate levels. Variable and floating rate ob-ligations usually have demand features that permit the Funds to sell them at par value plus accrued interest upon short notice. The issuers or financial intermediaries providing demand features may support their ability to purchase the obligations by obtaining credit with liquidity supports. These may include lines of credit, which are conditional commitments to lend and letters of credit, which will ordinarily be irrevocable, both of which may be issued by domestic banks or foreign banks which have a branch, agency or subsidiary in the United States. When consider-ing whether an obligation meets a Fund's quality standards, the Fund will, to the extent permitted by Rule 2a-7, look to the creditworthiness of the party providing unconditional demand features or other unconditional obligations to support the credit of the issuer of the security. A Fund may consider the ma-turity of a variable or floating rate Municipal Instrument to be shorter than its ultimate stated maturity if the Fund has the right to demand prepayment of its principal at specified intervals prior to the security's ultimate stated maturity, subject to the conditions for using amortized cost valuation under the Investment Company Act. A Fund may purchase such variable or floating rate obligations from the issuers or may purchase certificates of participation, a type of floating or variable rate obligation, which are interests in a pool of debt obligations held by a bank or other financial institution.

  INDUSTRIAL DEVELOPMENT BONDS. The Funds (other than the Treasury Obliga-tions, Treasury Instruments, Government and Federal Funds) may invest in in-dustrial development bonds (generally referred to under current tax law as "private activity bonds"), the interest from which would be an item of tax preference when distributed as "exempt-interest dividends" to shareholders un-der the federal alternative minimum tax. See "Taxes" and "Distributions." Mu-nicipal Fund may invest up to 100% of its assets in private activity bonds. Tax-Free Fund does not currently intend to invest in such bonds. If Tax-Free Fund's policy not to invest in private activity bonds should change in the fu-ture, shareholders would be notified and such investments would not exceed 20% of Tax-Free Fund's net assets.

  OTHER POLICIES. Ordinarily the Tax-Exempt Funds expect that 100% of their portfolio securities will be Municipal Instruments. However, the Funds may hold cash or invest in short-term taxable securities as set forth above. Such Funds may invest 25% or more of the value of their respective total assets in Municipal Instruments which are related in such a way that an economic, busi-ness or political development or change affecting one Municipal Instrument would also affect the other Municipal Instruments. For example, the Tax-Exempt Funds may invest all of their respective assets in (a) Municipal Instruments the interest on which is paid solely from revenues from similar projects such as hospitals, electric utility systems, multi-family housing, nursing homes, commercial facilities (including hotels), steel companies or life care facili-ties, (b) Municipal Instruments whose issuers are in the same state or (c) in-dustrial development obligations. Concentration of a Fund's investments in these Municipal Instruments will subject the Fund, to a greater extent than if such investment was more limited, to the risks of adverse economic, business or political developments affecting any such state, industry or other area of concentration.

  Each Fund (other than the Treasury Obligations, Treasury Instruments, Gov-ernment and Federal Funds) may purchase Municipal Instruments which are backed by letters of credit, which will ordinarily be irrevocable, issued by domestic banks or foreign banks (excluding Prime Obligations Fund) which have a branch, agency or subsidiary in the United States. In addition, these Funds may ac-quire securities in the form of custodial receipts which evidence ownership of future interest payments, principal payments or both on obligations of certain state and local governments and authorities.

  In order to enhance the liquidity, stability, or quality of a Municipal In-strument, each Fund (other than the Treasury Obligations, Treasury Instru-ments, Government and Federal Funds) may acquire the right to sell the secu-rity to another party at a guaranteed price and date.

REPURCHASE AGREEMENTS

  Each Fund (other than the Treasury Instruments Fund) may only enter into re-purchase agreements with primary dealers in U.S. Government Securities. A re-purchase agreement is an agreement under which a Fund purchases securities and the seller agrees to repurchase the securities within a particular time at a specified price. Such price will exceed the original purchase price, the dif-ference being income to the Fund, and will be unrelated to the interest rate on the purchased security. A Fund's custodian or sub-custodian will maintain custody of the purchased securities for the duration of the agreement. The value of the purchased securities, including accrued interest, will at all times equal or exceed the value of the repurchase agreement. In the event of bankruptcy of the seller or failure of the seller to repurchase the securities as agreed, a Fund could suffer losses, including loss of interest on or prin-cipal of the security and costs associated with delay and enforcement of the repurchase agreement. In evaluating whether to enter into a repurchase agree-ment, the Adviser will carefully consider the creditworthiness of the seller pursuant to procedures reviewed and approved by the Trustees. Distributions of the income from repurchase agreements entered into by a Fund will be taxable to its shareholders. In addition, each Fund, together with other registered investment companies having management agreements with the Adviser or any of its affiliates, may transfer uninvested cash balances into a single joint ac-count, the daily aggregate balance of which will be invested in one or more repurchase agreements.

FORWARD COMMITMENTS AND WHEN-ISSUED SECURITIES

  Each Fund may purchase when-issued securities and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settle-ment time. A Fund is required to hold and maintain in a segregated account with the Fund's custodian or sub-custodian until three days prior to settle-ment date, cash or liquid assets in an amount sufficient to meet the purchase price. Alternatively, a Fund may enter into offsetting contracts for the for-ward sale of other securities that it owns. Securities purchased or sold on a when-issued or forward commitment basis involve a risk of loss if the value of the security to be purchased declines prior to the settlement date or if the value of the security to be sold increases prior to the settlement date. Al-though a Fund would generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring securities for its portfolio, the Fund may dispose of a when-issued security or forward commitment prior to settlement if the Adviser deems it appropriate to do so.

OTHER INVESTMENT COMPANIES

  The Adviser will determine, under guidelines established by the Trustees, whether securities issued by other money market investment companies present minimal credit risks. The amount of each Fund's investments in securities of other investment companies will be subject to the limitations on such invest-ments prescribed by the Investment Company Act. These limits include a prohi-bition on any Fund acquiring more than 3% of the voting shares of any other investment company and a prohibition on investing more than 5% of a Fund's to-tal assets in securities of any one investment company or more than 10% of its total assets in securities of all investment companies. Each Fund will indi-rectly bear its proportionate share of any management fees and other expenses paid by such other investment companies. Such other investment companies will have investment objectives, policies and restrictions substantially similar to those of the acquiring Fund and will be subject to substantially the same risks.

                            INVESTMENT LIMITATIONS

  TAXABLE AND TAX-EXEMPT FUNDS. Each Fund will comply with the conditions for using amortized cost valuation set forth in Rule 2a-7 under the Investment Company Act including, but not limited to, those condi-tions relating to maturity, diversification and credit quality. These operat-ing policies may be more restrictive than the fundamental policies set forth in the Statement of Additional Information.

  INVESTMENT RESTRICTIONS. Each Fund is subject to certain investment restric-tions that are described in detail under "Investment Restrictions" in the Statement of Additional Information. Fundamental investment restrictions of a Fund cannot be changed without approval of a majority of the outstanding shares of that Fund. Treasury Obligations Fund's policy of limiting its in-vestments to U.S. Treasury Obligations and related repurchase agreements is also fundamental. All investment objectives and policies not specifically des-ignated as fundamental are non-fundamental and may be changed without share-holder approval.

  RESTRICTED AND OTHER ILLIQUID SECURITIES. Each Fund may purchase securities that are not registered ("restricted securities") under the Securities Act of 1933 ("1933 Act"), but can be offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act. However, a Fund will not invest more than 10% of its net assets in illiquid investments, which include fixed time deposits maturing in more than seven days and restricted securities. Restricted securities (including commercial paper issued pursuant to Section 4(2) of the 1933 Act) which the Board of Trustees has determined are liquid, based upon a continuing review of the trading markets for the specific re-stricted security, will not be deemed to be illiquid investments for purposes of this restriction. The Board of Trustees may adopt guidelines and delegate to the Adviser the daily function of determining and monitoring the liquidity of restricted securities. The Board, however, will retain sufficient oversight and be ultimately responsible for the determinations. Since it is not possible to predict with assurance that the market for restricted securities eligible for resale under Rule 144A will continue to be liquid, the Adviser will care-fully monitor each Fund's investments in these securities, focusing on such important factors, among others, as valuation, liquidity and availability of information. This investment practice could have the effect of increasing the level of illiquidity in a Fund to the extent that qualified institutional buy-ers become for a time uninterested in purchasing these restricted securities.

  In addition, each Fund may not invest in repurchase agreements maturing in more than seven days and securities which are not readily marketable if, as a result thereof, more than 10% of the net assets of that Fund (taken at market value) would be invested in such investments. Certain repurchase agreements which mature in more than seven days can be liquidated before the nominal fixed term on seven days or less notice. Such repurchase agreements will be regarded as liquid instruments.

                                  MANAGEMENT

THE ADVISER

  GSAM, One New York Plaza, New York, New York 10004, a separate operating di-vision of Goldman, Sachs & Co., acts as investment adviser to the Funds. Goldman Sachs registered as an investment adviser in 1981. As of July , 1997, Goldman Sachs, together with its affiliates, acted as investment adviser, ad-
ministrator or distributor for approximately $   billion in assets.

  As of November 29, 1996, Goldman Sachs and its consolidated subsidiaries had assets of approximately $152 billion and partners' capital of $5.3 billion and ranked as one of the largest international investment banking and brokerage firms in the United States. Founded in 1869, Goldman Sachs is a major invest-ment banking and brokerage firm providing a broad range of financing and in-vestment services both in the United States and abroad.

  Pursuant to an SEC order, each Taxable and Tax-Advantaged Fund may enter into principal transactions in certain taxable money market instruments, in-cluding repurchase agreements, with Goldman Sachs.

  Under the Management Agreement, GSAM continually manages each Fund, includ-ing the purchase, retention and disposition of its securities and other as-sets. In addition, GSAM administers each Fund's business affairs and performs various shareholder servicing functions to the extent not provided by other organizations. The management of each Fund is subject to the supervision of the Trustees and each Fund's investment policies. For these services, the Trust, on behalf of each Fund, pays GSAM a monthly fee at an annual rate of each Fund's average daily net assets as follows:

                                                                    FISCAL YEAR
                                                                       ENDED
                                                        CONTRACTUAL DECEMBER 31,
                                                           RATE         1996
                                                        ----------- ------------
Financial Square Prime Obligations Fund................    .205%        .17%
Financial Square Money Market Fund.....................    .205%        .17%
Financial Square Premium Money Market Fund.............    .205%         N/A*
Financial Square Treasury Obligations Fund.............    .205%        .17%
Financial Square Treasury Instruments Fund.............    .205%         N/A*
Financial Square Government Fund.......................    .205%        .17%
Financial Square Federal Fund..........................    .205%         N/A*
Financial Square Tax Free Money Market Fund............    .205%        .17%
Financial Square Municipal Money Market Fund...........    .205%         N/A*

* As of December 31, 1996, the Premium Money Market Fund, Treasury Instruments Fund, Federal Fund and Municipal Money Market Fund had not commenced opera-tions.

  A Management Agreement combining both advisory and administrative services was adopted effective April 30, 1997. The contractual rate set forth in the table is the rate payable under the Management Agreement and is identical to the aggregate advisory and administration fees payable by each Fund under the previously separate investment advisory and administration agreements. For the fiscal year ended December 31, 1996, the annual rate expressed is the combined advisory and administration fees paid (after voluntary fee limitations). The difference, if any, between the stated fees and the actual fees paid by the Funds reflects the fact that the Investment Adviser did not charge the full amount of the fees to which it would have been entitled.

  GSAM has agreed not to impose a portion of its management fee and/or to re-duce or otherwise limit the total operating expenses of each Fund (excluding fees payable to Service Organizations, as defined herein, taxes, interest, brokerage and litigation, indemnification and other extraordinary expenses). GSAM has no current intention to but may in the future discontinue or modify any of such reductions or limitations at its discretion.

THE DISTRIBUTOR AND TRANSFER AGENT

  Goldman Sachs, 4900 Sears Tower, Chicago, Illinois 60606, serves as the Dis-tributor of shares of each Fund pursuant to a Distribution Agreement with the Trust. The Distributor will assist in the sale of shares of each Fund upon the terms described herein. Goldman Sachs also serves as the Transfer Agent of each Fund.

  From time to time, Goldman Sachs or any of its affiliates may purchase and hold shares of the Funds in order to increase the assets of the Funds. In-creasing the Fund's assets may enhance investment flexibility and diversifica-tion. Goldman Sachs reserves the right to redeem at any time some or all of the Fund shares acquired for its own account. Goldman Sachs will consider the effect of redemptions on the Funds and other shareholders in deciding whether to redeem its shares.

                                     TAXES

  Each Fund is treated as a separate entity for federal tax purposes. The Treasury Instruments and Federal Funds intend to elect and each other Fund has elected to be treated as a regulated investment company and each Fund intends to continue to qualify for such treatment under Subchapter M of the Internal Revenue Code of 1986 (the "Code") for each taxable year. To qualify as such, each Fund must satisfy certain requirements relating to the sources of its in-come, diversification of its assets and distribution of its income to share-holders. As a regulated investment company, each Fund will not be subject to federal income or excise tax on any net investment income and net realized capital gains that are distributed to its shareholders in accordance with cer-tain timing requirements of the Code.

  Dividends paid by a Fund from net investment income, the excess of net short-term capital gain over net long-term capital loss and taxable original issue discount or market discount income will be taxable to shareholders as ordinary income, except for any "exempt-interest dividends" paid by the Tax-Exempt Funds, as described below. Dividends paid by a Fund from the excess of net long-term capital gain over net short-term capital loss will be taxable as long-term capital gain regardless of how long the shareholders have held their shares. These tax consequences will apply to distributions of any Fund regardless of whether distributions are received in cash or reinvested in shares. Certain distributions paid by the Funds in January of a given year will be taxable to shareholders as if received on December 31 of the year in which they are declared. Shareholders will be informed annually about the amount and character of distributions received from the Funds for federal income tax purposes, including any distributions that may constitute a return of capital or any distributions of Municipal Fund that may constitute a tax preference item under the federal alternative minimum tax.

  The Tax-Exempt Funds intend to satisfy certain requirements of the Code for the payment of "exempt-interest dividends" not included in shareholders' fed-eral gross income. Dividends paid by these Funds from interest on tax-exempt obligations and properly designated by the Funds as exempt-interest dividends, including dividends attributable to exempt-interest dividends received by a Fund from other regulated investment companies, will generally be exempt from federal income tax, although a portion of such dividends may be subject to the federal alternative minimum tax. Exempt-interest dividends will be considered in computing the corporate federal alternative minimum tax, and the extent, if any, to which social security or railroad retirement benefits are taxable. Persons who are "substantial users" of facilities financed by certain indus-trial development or private activity bonds should consult their own tax ad-visers before purchasing shares of these Funds. Interest incurred to purchase or carry shares of these Funds will not be deductible for federal income tax purposes to the extent related to exempt-interest dividends paid by the Funds.

  Individuals and certain other classes of shareholders may be subject to 31% backup withholding of federal income tax on taxable distributions if they fail to furnish their correct taxpayer identification number and certain certifica-tions required by the Internal Revenue Service or if they are otherwise sub-ject to backup withholding. Individuals, corporations and other shareholders that are not U.S. persons under the Code are subject to different tax rules and may be subject to nonresident alien withholding at the rate of 30% (or a lower rate provided by an applicable tax treaty) on amounts treated as ordi-nary dividends from the Funds.

  If a Fund invests in foreign securities, it may be subject to foreign with-holding or other foreign taxes on income earned on such securities and is ex-pected to be unable to pass such taxes through to shareholders, who therefore are not expected to include such taxes in income or be entitled to claim for-eign tax credits or deductions with respect to such taxes.

  In addition to federal taxes, a shareholder may be subject to state, local or foreign taxes on payments received from a Fund. A state income (and possi-bly local income and/or intangible property) tax exemption is generally available to the extent a Fund's distributions are derived from in-terest on (or, in the case of intangible property taxes, the value of its as-sets is attributable to) certain U.S. Government obligations and/or tax-exempt municipal obligations issued by or on behalf of the particular state or a po-litical subdivision thereof, provided in some states that certain thresholds for holdings of such obligations and/or reporting requirements are satisfied. Shareholders should consult their own tax advisers concerning these matters.

                                NET ASSET VALUE

  The net asset value of each Fund (other than the Government, Treasury Obli-gations and Money Market Plus Funds) is determined as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. New York time) on each Business Day. The net asset value of Government, Treasury Obligations and Money Market Plus Funds is determined as of 5:00 p.m. New York time on each Business Day. Net asset value per share for each class of shares of each Fund is calculated by determining the amount of net assets attributable to each class of shares and dividing by the number of shares for such class.

  On any Business Day, as defined herein, when the Public Securities Associa-tion ("PSA") recommends that the securities markets close early, the Treasury Instruments and Federal Funds will cease, and each other Fund reserves the right to cease, accepting purchase and redemption orders for same Business Day credit at the time PSA recommends that the securities markets close. On days any Fund closes early, purchase and redemption orders received after the PSA recommended closing time will be credited to the next Business Day. In addi-tion, each Fund reserves the right to advance the time by which purchase and redemption orders must be received for same Business Day credit as permitted by the SEC.

  Each Fund seeks to maintain a net asset value of $1.00 per share. In this connection, each Fund values its portfolio securities on the basis of amor-tized cost. The amortized cost method values a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. For a more complete description of the amortized cost valuation method and its effect on existing and prospec-tive shareholders, see the Statement of Additional Information. There can be no assurance that a Fund will be able at all times to maintain a net asset value per share of $1.00.

                               YIELD INFORMATION

  From time to time, each Fund may advertise its yield, effective yield and average annual total return. Average annual total return is determined by com-puting the average annual percentage change in value of $1,000 invested at the maximum public offering price for a specified period of at least one year, as-suming reinvestment of all dividends and distributions at net asset value. The total return calculation assumes a complete redemption of the investment at the end of the relevant period. Each Fund may furnish total return calcula-tions based on a cumulative, average, year-by-year or other basis for various specified periods by means of quotations, charts, graphs or schedules. The yield of a Fund refers to the income generated by an investment in that Fund over a seven-day period (which period will be stated in the advertisement). This income is then annualized; that is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

  The Tax-Exempt Funds and the Federal and Treasury Instruments Funds may each also quote tax-equivalent yield. Each Fund's tax-equivalent yield is calcu-lated by determining the rate of return that would have to be achieved on a fully taxable investment to produce the after-tax equivalent of the Fund's yield, assuming certain tax brackets for a shareholder.

  Investors should note that the investment results of a Fund are based on historical performance and will fluctuate over time. Any presentation of a Fund's total return, yield, effective yield or tax-equivalent yield for any prior period should not be considered a representation of what an investment may earn or what a Fund's total return, yield, effective yield or tax-equiva-lent yield may be in any future period. In addition to the above, each Fund may from time to time advertise its performance relative to certain averages, performance rankings, indices, other information prepared by recognized mutual fund statistical services and investments for which reliable performance data is available.

  Total return, yield, effective yield and tax-equivalent yield will be calcu-lated separately for each class of shares in existence. Because each such class of shares is subject to different expenses, the total return and net yield of such classes of a Fund for the same period may differ. See "Organiza-tion and Shares of the Trust" below.

                     ORGANIZATION AND SHARES OF THE TRUST

  Each Fund is a series of the Goldman Sachs Trust, which was formed under the laws of the State of Delaware on January 28, 1997. The Funds were formerly se-ries of Goldman Sachs Money Market Trust, a Massachusetts business trust, and were reorganized into the Trust as of April 30, 1997. The Trustees have au-thority under the Trust's Declaration of Trust to create and classify shares of beneficial interest in separate series, without further action by share-holders. Additional series may be added in the future. The Trustees also have authority to classify or reclassify any series or portfolio of shares into one or more classes. (Institutions that provide services to holders of FST Pre-ferred Shares, FST Administration Shares or FST Service Shares are referred to in this Prospectus as "Service Organizations").

  When issued, shares are fully paid and nonassessable. In the event of liqui-dation, shareholders are entitled to share pro rata in the net assets of the applicable Fund available for distribution to such shareholders. All shares are freely transferable and have no preemptive, subscription or conversion rights. Shareholders are entitled to one vote per share, provided that, at the option of the Trustees, shareholders will be entitled to a number of votes based upon the net asset values represented by their shares.

  Shares of a Fund will be voted seperately by Fund with respect to matters pertaining to that Fund except for the election of Trustees and ratification of independent accountants. For example, shareholders of each Fund are re-quired to approve the adoption of any management agreement relating to that Fund and any changes in fundamental investment restrictions or policies of such Fund. Approval by the shareholders of one Fund is effective only as to that Fund.

  As of August 8, 1997, Harris Trust & Savings Bank, 200 W. Monroe St. Fl 12, Chicago, IL 60606, owned of record 35.04% of the outstanding shares of Trea-sury Instruments Fund and National City Bank, P.O. Box 5756, Cleveland, OH 44101-0756, owned of record 32.86% of the outstanding shares of Premium Money Market Fund.

  The Trust does not intend to hold annual meetings of shareholders. However, pursuant to the Trust's By-Laws, the recordholders of at least 10% of the shares outstanding and entitled to vote at a special meeting may require the Trust to hold such special meeting of shareholders for any purpose, and recordholders may, under certain circumstances, as permitted by the Investment Company Act, communicate with other shareholders in connection with requiring a special meeting of shareholders. The Trustees will call a special meeting of shareholders for the purpose of electing Trustees if, at any time, less than a majority of Trustees holding office at the time were elected by shareholders.

                                ADMINISTRATION

  Each Fund has adopted a Preferred Administration Plan with respect to the FST Preferred Shares which authorizes it to compensate certain institutions for providing account administration services to their customers who are bene-ficial owners of such Shares (each a "Service Organization"). Each Fund will enter into agreements with Service Organizations which purchase FST Preferred Shares on behalf of their customers ("Service Agreements"). The Service Agree-ments will provide for compensation to the Service Organization in an amount up to .10% (on an annualized basis) of the average daily net asset value of the FST Preferred Shares of that Fund attributable to or held in the name of the Service Organization for its customers. The services provided by a Service Organization may include acting, directly or through an agent, as the sole shareholder of record, maintaining account records for its customers, and processing orders to purchase, redeem and exchange FST Preferred Shares for its customers.

  For the fiscal year ended December 31, 1996, the Trust, on behalf of Prime Obligations Fund, Money Market Fund, Treasury Obligations Fund, Government
Fund and Tax-Free Fund paid Service Organizations fees at the annual rate of
 .10% of each Fund's average daily net assets attributable to FST Preferred Ad-ministration Shares. As of December 31, 1996, the Premium Money Market Fund, Treasury Instruments Fund, Federal Fund and Municipal Money Market Fund had not commenced operations.

  Holders of FST Preferred Shares of a Fund will bear all expenses and fees paid to Service Organizations with respect to such Shares as well as any other expenses which are directly attributable to such Shares.

  Service Organizations may charge other fees to their customers who are the beneficial owners of FST Preferred Shares in connection with their customer accounts. These fees would be in addition to any amounts received by the Serv-ice Organization under a Service Agreement and may affect an investor's return with respect to an investment in a Fund.

  All inquiries of beneficial owners of FST Preferred Shares of the Funds should be directed to such owners' Service Organization.

                              PURCHASE OF SHARES

  It is expected that all direct purchasers of FST Preferred Shares will be Service Organizations or their nominees, which may purchase FST Preferred Shares of the Funds through Goldman Sachs. Customers of Service Organizations may invest in such shares only through their Service Organizations.

  As set forth below, FST Preferred Shares of the Funds may be purchased on any Business Day at the net asset value next determined after receipt from the Service Organization of both the purchase order and the purchase amount in federal funds. Purchase orders may be made by telephoning Goldman Sachs at 800-621-2550 or by a written request addressed to Goldman Sachs, Attention:
Shareholder Services, Goldman Sachs Trust, 4900 Sears Tower, Chicago, Illinois 60606. It is strongly recommended that payment be effected by wiring federal funds to The Northern Trust Company ("Northern"), Chicago, Illinois, as the sub-custodian for State Street Bank and Trust Company ("State Street").

  Purchases of FST Preferred Shares may also be made by a Service Organization by delivering a Federal Reserve draft or check (except that a third party check will not be accepted) payable only to the appropriate Fund and drawn on a U.S. bank to Goldman Sachs, Attention: Shareholder Services, Goldman Sachs Trust, 4900

Sears Tower, Chicago, Illinois 60606. It is expected that Federal Reserve drafts will ordinarily be converted to federal funds on the day of receipt and that checks will be converted to federal funds within two Business Days after receipt. FST Preferred Shares purchased by check may not be redeemed until the check has cleared, as described under "Redemption of Shares."

  Purchases of shares of any Fund may also be made through an Automated Clear-ing House ("ACH") transfer to Goldman Sachs Trust c/o Northern, as subcustodian for State Street. Purchase orders are effected at the net asset value next determined after receipt of both the purchase order and the pur-chase amount in federal funds. It is expected that ACH transfers will ordinar-ily be converted to federal funds on the Business Day following receipt of the ACH transfer.

  FST Preferred Shares of each Fund are deemed to have been purchased when an order becomes effective and are entitled to dividends on FST Preferred Shares purchased as follows:

-------------------------------------------------------------------------------

      IF ORDER IS RECEIVED FROM A SERVICE
      ORGANIZATION BY GOLDMAN SACHS         DIVIDENDS BEGIN
      -----------------------------------   ---------------
      (1) Taxable and Tax-Advantaged Funds
          (except Government, Treasury
          Obligations and Premium Money
          Market Funds)
      By:         3:00 p.m.--N.Y. time      Same Business Day
---------------------------------------------------------------------
      After:      3:00 p.m.--N.Y. time      Next Business Day
---------------------------------------------------------------------
      (2) Government, Treasury Obligations and
               Premium Money Market Funds
      By:         5:00 p.m.--N.Y. time      Same Business Day
---------------------------------------------------------------------
      After:      5:00 p.m.--N.Y. time      Next Business Day
---------------------------------------------------------------------
      (3) Municipal Fund
      By:         1:00 p.m.--N.Y. time      Same Business Day
---------------------------------------------------------------------
      After:      1:00 p.m.--N.Y. time      Next Business Day
---------------------------------------------------------------------
      (4) Tax-Free Money Market Fund
      By:         2:00 p.m.--N.Y. time      Same Business Day
---------------------------------------------------------------------
      After:      2:00 p.m.--N.Y. time      Next Business Day
---------------------------------------------------------------------


  The Service Organizations are responsible for timely transmittal of purchase orders to Goldman Sachs and federal funds to Northern. In order to facilitate timely transmittal, the Service Organizations have established times by which purchase orders and federal funds must be received by them.

  A Business Day means any day on which the New York Stock Exchange is open, except for days on which Chicago, Boston or New York banks are closed for lo-cal holidays.

  FST Preferred Shares of a Fund are purchased at the net asset value per share without the imposition of a sales charge. Goldman Sachs, as each Fund's transfer agent, will maintain a complete record of transactions and FST Pre-ferred Shares held in each record holder's account. The Trust and Goldman Sachs each reserves the right to reject any purchase order for any reason.

MINIMUM INVESTMENT AND OTHER INFORMATION

  The minimum initial investment requirement is $10 million, which may be al-located among the Funds. The Trust and Goldman Sachs each reserves the right to waive the minimum investment requirement. A Service Organization may impose a minimum amount for initial and subsequent investments in FST Preferred Shares of the Funds, and may establish other requirements such as a minimum account balance. A Service Organization may effect redemptions of noncomplying accounts, and may impose a charge for any special services rendered to its customers. Customers should contact their Service Organizations for further information concerning such requirements and charges. A Service Organization may purchase FST Preferred Shares in connection with sweep account programs.

SUBSEQUENT INVESTMENTS

  There is no minimum amount required for subsequent investments. Orders for the purchase of additional FST Preferred Shares should be accompanied by in-formation identifying the account and the Fund in which FST Preferred Shares are to be purchased.

                            REPORTS TO SHAREHOLDERS

  The Trust will issue an annual report containing audited financial state-ments and a semi-annual report to record holders of FST Preferred Shares of each Fund, including Service Organizations who hold such Shares for the bene-fit of their customers. Upon request, a printed confirmation for each transac-tion will be provided by Goldman Sachs. Any dividends and distributions paid by the Funds are also reflected in regular statements issued by Goldman Sachs to shareholders of record. Service Organizations will be responsible for pro-viding similar services to their own customers who are the beneficial owners of such Shares.

                                 DISTRIBUTIONS

  All or substantially all of each Fund's net investment income will be de-clared daily (as of 4:00 p.m. New York time for each Fund other than the Gov-ernment, Treasury Obligations and Premium Money Market Funds and as of 5:00 p.m. New York time for the Government, Treasury Obligations and Premium Money Market Funds) as a dividend and distributed to Service Organizations monthly. Distributions will be made in additional FST Preferred Shares of the same Fund or, at the election of a Service Organization, in cash. The election to rein-vest dividends and distributions or receive them in cash may be changed by a Service Organization at any time upon written notice to Goldman Sachs. If no election is made, all dividends and capital gain distributions will be rein-vested. Dividends will be reinvested as of the last calendar day of each month. Cash distributions will be paid on or about the first business day of each month. Net short-term capital gains, if any, will be distributed in ac-cordance with the requirements of the Code and may be reflected in the Fund's daily distributions. Each Fund may distribute at least annually its long-term capital gains, if any, after reduction by available capital losses. In order to avoid excessive fluctuations in the amount of monthly capital gains distri-butions, a portion of any net capital gains realized on the disposition of se-curities during the months of November and December may be distributed during the subsequent calendar year. Although realized gains and losses on the assets of a Fund are reflected in the net asset value of the Fund, they are not ex-pected to be of an amount which would affect the Fund's net asset value of $1.00 per share.

  The income declared as a dividend for the Treasury Obligations, Government and Premium Money Market Funds is based on estimates of net investment income for each Fund. Actual income may differ from estimates, and differences, if any, will be included in the calculation of subsequent dividends.

  A Fund's net investment income consists of the excess of (i) accrued inter-est or discount (including both original issue and market discount on taxable securities) on portfolio securities, and (ii) any income of the Fund from sources other than capital gains over (iii) the amortization of market premium on all portfolio securities and (iv) the estimated expenses of the Fund, in-cluding a proportionate share of the general expenses of the Trust.

                                   EXCHANGES

  FST Preferred Shares of each Fund may be exchanged by Service Organizations for FST Preferred Shares of any other Financial Square Fund at the net asset value next determined either by writing to Goldman Sachs, Attention: Share-holder Services, Goldman Sachs Trust, 4900 Sears Tower, Chicago, Illinois 60606, if previously elected in the Account Information Form, or by calling Goldman Sachs at 800-621-2550. All telephone exchanges must be registered in the same name(s) and with the same address as are registered in the Fund from which the exchange is being made. It may be difficult to implement the tele-phone exchange privilege in times of drastic economic or market changes. In an effort to prevent unauthorized or fraudulent exchange requests by telephone, Goldman Sachs employs reasonable procedures as set forth under "Redemption of Shares" to confirm that such instructions are genuine. Exchanges are available only in states where the exchange may legally be made. The exchange privilege may be modified or withdrawn at any time on 60 days' written notice.

                             REDEMPTION OF SHARES

HOW TO REDEEM

  Customers of Service Organizations may redeem FST Preferred Shares of a Fund through their respective Service Organizations. The Service Organizations are responsible for the transmittal of redemption requests by their customers to Goldman Sachs. In order to facilitate timely transmittal of redemption re-quests, Service Organizations have established procedures by which redemption requests must be made and times by which redemption requests must be received by them. Additional documentation may be required when deemed appropriate by a Service Organization.

  A Service Organization may redeem such Shares without charge upon request on any Business Day at the net asset value next determined after receipt by Goldman Sachs of the redemption request. Redemption requests may be made by telephoning Goldman Sachs at 800-621-2550 or by a written request addressed to Goldman Sachs, Attention: Shareholder Services, Goldman Sachs Trust, 4900 Sears Tower, Chicago, Illinois 60606. A Service Organization may request re-demptions by telephone only if the optional telephone redemption privilege has been elected on the Account Information Form. It may be difficult to implement redemptions by telephone in times of drastic economic or market changes.

  In an effort to prevent unauthorized or fraudulent redemption requests by telephone, Goldman Sachs employs reasonable procedures specified by the Trust to confirm that such instructions are genuine. Among other things, any redemp-tion request that requires money to go to an account or address other than that designated on the Account Information Form must be in writing and signed by an authorized person designated on the Account Information Form. Any such written request is also confirmed by telephone with both the requesting party and the designated bank account to verify instructions. Other procedures may be implemented from time to time. If reasonable procedures are not implemented, the Trust may be liable for any loss due to unauthorized or fraudulent transactions. In all other cases, neither the Trust nor Goldman Sachs will be responsible for the authenticity of redemption instructions received by telephone. A redemption may also be made with respect to certain Funds by means of the check redemp-tion privilege described in the Statement of Additional Information. Goldman Sachs reserves the right to redeem accounts with balances below $500.

  Additional documentation may be required by Goldman Sachs in order to estab-lish that a redemption request has been properly authorized. A redemption re-quest will not be considered to have been received in proper form until such additional documentation has been submitted to Goldman Sachs by the Service Organization. The payment of redemption proceeds for FST Preferred Shares re-cently purchased by check will be delayed for up to 15 days until the check has cleared.

PAYMENT OF REDEMPTION PROCEEDS AND DIVIDENDS

  In accordance with the following, redemption proceeds will be wired to the record holder of FST Preferred Shares.
-------------------------------------------------------------------------------

          REDEMPTION REQUEST
            RECEIVED FROM             REDEMPTION
         SERVICE ORGANIZATION          PROCEEDS
           BY GOLDMAN SACHS           ORDINARILY             DIVIDENDS
         --------------------         ----------             ---------
        (1) Taxable and Tax-Advantaged Funds (except Government,
          Treasury Obligations and Premium Money Market Funds)
 By:     3:00 p.m.--N.Y. time   Wired Same Business Day Not earned on Day
                                                        request is received
---------------------------------------------------------------------------
 After:  3:00 p.m.--N.Y. time   Wired Next Business Day Earned on Day
                                                        request is received
---------------------------------------------------------------------------
        (2) Government, Treasury Obligations and
        Premium Money Market Funds
 By:    5:00 p.m.--N.Y. time    Wired Same Business Day Not earned on Day
                                                        request is received
---------------------------------------------------------------------------
 After: 5:00 p.m.--N.Y. time    Wired Next Business Day Earned on Day
                                                        request is received
---------------------------------------------------------------------------
        (3) Municipal Fund
 By:    12:00 noon--N.Y. time   Wired Same Business Day Not earned on Day
                                                        request is received
---------------------------------------------------------------------------
 After: 12:00 noon--N.Y. time   Wired Next Business Day Earned on Day
                                                        request is received
---------------------------------------------------------------------------
        (4) Tax-Free Money Market Fund
 By:    1:00 p.m.--N.Y. time    Wired Same Business Day Not earned on Day
                                                        request is received
---------------------------------------------------------------------------
 After: 1:00 p.m.--N.Y. time    Wired Next Business Day Earned on Day
                                                        request is received
---------------------------------------------------------------------------

  The Funds will arrange for the proceeds of redemptions effected by any means to be wired as federal funds to the Service Organization's bank account desig-nated in the Account Information Form. Redemption proceeds will normally be wired as set forth above, but may be paid up to three Business Days after re-ceipt of the Service Organization's properly executed redemption request. For example, payment may be delayed if the Federal Reserve Bank is closed on the day redemption proceeds would ordinarily be wired. After a wire has been ini-tiated by Goldman Sachs, neither Goldman Sachs nor the Trust assumes any fur-ther responsibility for the performance of intermediaries or the FST Preferred Shareholder's Service Organization in the transfer process. If a problem with such performance arises, the FST Preferred Shareholder should deal directly with such intermediaries or Service Organization.

OTHER REDEMPTION INFORMATION

  A minimum account balance of $10 million is required to remain a FST Pre-ferred Shareholder. The Trust and Goldman Sachs each reserves the right to waive the minimum account balance. The Trust reserves the right to redeem shares of a shareholder account if the balance is less than the minimum de-scribed above. The Trust will give sixty (60) days' prior written notice to such shareholders whose FST Preferred Shares are to be redeemed to allow them to purchase sufficient additional FST Preferred Shares to avoid such redemp-tion.

                               ----------------

                                   APPENDIX

                   GUIDELINES FOR CERTIFICATION OF TAXPAYER
               IDENTIFICATION NUMBER ON ACCOUNT INFORMATION FORM

  You are required by law to provide the Fund with your correct Social Secu-rity or other Taxpayer Identification Number (TIN), regardless of whether you file tax returns. Failure to do so may subject you to penalties. Failure to provide your correct TIN and to sign your name in the certification section of the Account Information Form could result in withholding of 31% by the Fund for the federal backup withholding tax on distributions, redemptions, ex-changes and other payments relating to your account.

  Any tax withheld may be credited against taxes owed on your federal income tax return.

  If you do not have a TIN, you should apply for one immediately by contacting your local office of the Social Security Administration or the Internal Reve-nue Service (IRS). Backup withholding could apply to payments relating to your account prior to the Fund's receipt of your TIN.

  Special rules apply for certain entities. For example, for an account estab-lished under a Uniform Gifts or Transfers to Minors Act, the TIN of the minor should be furnished.

  If you have been notified by the IRS that you are subject to backup with-holding because you failed to report all your interest and/or dividend income on your tax return and you have not been notified by the IRS that such with-holding should cease, you must cross out item (2) in the certification section of the Account Information Form.

  If you are an exempt recipient, you should furnish your TIN and certify your exemption by signing the Certification section and writing "exempt" after your signature. Exempt recipients include: corporations, tax-exempt pension plans and IRA's, governmental agencies, financial institutions, registered securi-ties and commodities dealers and others.

  If you are a nonresident alien or foreign entity, you must provide a com-pleted Form W-8 to the Fund in order to avoid backup withholding on certain payments. Other payments to you may be subject to non-resident alien withhold-ing of up to 30%.

  For further information regarding backup and nonresident alien withholding, see Sections 3406, 1441 and 1442 of the Internal Revenue Code and consult your tax adviser.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

GOLDMAN SACHS MONEY MARKET FUNDS
FST PREFERRED SHARES
4900 SEARS TOWER
CHICAGO, ILLINOIS 60606

                            TOLL FREE: 800-621-2550

                                  -----------

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
Shareholder and Fund Expenses..............................................   2
Financial Highlights.......................................................   4
An Introduction to the Funds...............................................  12
Investment Policies Matrix.................................................  14
Description of Securities and Investment Techniques........................  16
Investment Limitations.....................................................  21
Management.................................................................  22
Taxes......................................................................  23
Net Asset Value............................................................  25
Yield Information..........................................................  25
Organization and Shares of the Trust.......................................  26
Administration.............................................................  27
Purchase of Shares.........................................................  27
Reports to Shareholders....................................................  29
Distributions..............................................................  29
Exchanges..................................................................  30
Redemption of Shares.......................................................  30
Appendix................................................................... A-1



FSPROPRMM
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                       GOLDMAN SACHS MONEY MARKET FUNDS

                            FINANCIAL SQUARE FUNDS

                             FST PREFERRED SHARES


                                  -----------

                                  PROSPECTUS

                                  -----------

                                  MANAGED BY
                        GOLDMAN SACHS ASSET MANAGEMENT
                       A SEPARATE OPERATING DIVISION OF
                             GOLDMAN, SACHS & CO.


-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                       GOLDMAN SACHS MONEY MARKET FUNDS
                            FINANCIAL SQUARE FUNDS
                   4900 Sears Tower, Chicago, Illinois 60606


________________________________________________________________________________

            STATEMENT OF ADDITIONAL INFORMATION - SEPTEMBER 5,  1997
                           FST ADMINISTRATION SHARES

________________________________________________________________________________



Goldman Sachs Trust (the "Trust") is a no-load, open-end, management investment company (or mutual fund) which includes the Financial Square Funds. This Statement of Additional Information relates solely to the offering of FST Administration Shares of Financial Square Prime Obligations Fund ("Prime Obligations Fund"), Financial Square Premium Money Market Fund ("Premium Fund"), Financial Square Money Market Fund ("Money Market Fund"), Financial Square Treasury Obligations Fund ("Treasury Obligations Fund"), Financial Square Treasury Instruments Fund ("Treasury Instruments Fund"), Financial Square Government Fund ("Government Fund"), Financial Square Federal Fund ("Federal Fund"), Financial Square Tax-Free Money Market Fund ("Tax-Free Fund") and Financial Square Municipal Money Market Fund ("Municipal Fund") (individually, a "Fund" and collectively the "Funds").

Goldman Sachs Asset Management ("GSAM" or the "Adviser"), a separate operating division of Goldman, Sachs & Co. ("Goldman Sachs"), serves as the Funds' investment adviser. Goldman Sachs serves as the Funds' distributor and transfer agent.

The Goldman Sachs Funds offer banks, corporate cash managers, investment advisers and other institutional investors a family of professionally-managed mutual funds, including money market, fixed income and equity funds, and a range of related services. All products are designed to provide clients with the benefit of the expertise of GSAM and its affiliates in security selection, asset allocation, portfolio construction and day-to-day management.

The hallmark of the Goldman Sachs Funds is personalized service, which reflects the priority that Goldman Sachs places on serving clients' interests. As Goldman Sachs clients, shareholders will be assigned an Account Administrator ("AA"), who is ready to help shareholders with questions concerning their accounts. During business hours, service organizations can call their AA through a toll-free number to place purchase or redemption orders or obtain Fund and account information. The AA can also answer inquiries about rates of return and portfolio composition and holdings, and guide service organizations through operational details. A Goldman Sachs client can also utilize the SMART personal computer software system which allows shareholders to purchase or redeem shares and also obtain Fund and account information directly.


This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectuses relating to FST Administration Shares dated September 5, 1997, a copy of which may be obtained without charge from Service Organizations, as defined herein, or by calling Goldman Sachs at 800-621-2550 or by writing Goldman Sachs, 4900 Sears Tower, Chicago, Illinois 60606.

                               TABLE OF CONTENTS


                                                    Page in
                                                  Statement of
                                                   Additional
                                                  Information
                                                  ------------
Investment Policies and Practices of the Funds......    4
Investment Limitations..............................   17
Trustees and Officers...............................   22
The Adviser,  Distributor
  and Transfer Agent................................   28
Portfolio Transactions..............................   33
Net Asset Value.....................................   35
Redemptions.........................................   37
Calculation of Yield Quotations.....................   38
Tax Information.....................................   41
Organization and Capitalization.....................   46
Custodian and Subcustodian..........................   51
Independent Accountants.............................   52
Financial Statements................................   52
Administration Plan.................................   53
Appendix A (Description of Securities Ratings)......  A-1

                              ADMINISTRATION PLAN

     The Trust, on behalf of each Fund, has adopted an administration plan (the "Plan") with respect to the FST Administration Shares which authorizes the Funds to compensate Service Organization for providing certain account administration services to their customers who are beneficial owners of such shares. Pursuant to the Plan, the Trust, on behalf of each Fund, will enter into agreements with Service Organizations which purchase FST Administration Shares on behalf of their customers ("Service Agreements"). Under such Service Agreements the Service Organization may: (a) act, directly or through an agent, as the sole shareholder of record and nominee for all customers, (b) maintain account records for each customer who beneficially owns FST Administration Shares, (c) answer questions and handle correspondence from customers regarding their accounts, (d) process customer orders to purchase, redeem and exchange FST Administration Shares, and handle the transmission of funds representing the customers' purchase price or redemption proceeds, and (e) issue confirmations for transactions in shares by customers. As compensation for such services, each Fund will pay each Service Organization an administration fee in an amount up to
 .25% (on an annualized basis) of the average daily net assets of the FST Administration Shares of such Fund attributable to or held in the name of such Service Organization.

     For the fiscal years ended December 31, 1996 and December 31, 1995 and the eleven months ended December 31, 1994, the amount of administration fees paid by each Fund to Service Organizations was as follows:

                                       Dec. 1996      Dec. 1995     Dec. 1994
                                       ----------     ---------     ---------
Prime Obligations Fund                 $ 527,357       $ 318,346     $ 139,235
Money Market Fund/(1)/                   474,043         283,241        78,743
Treasury Obligations Fund              1,100,814         457,071        79,171
Government Fund                          250,618         131,629        83,036
Tax Free Fund/(2)/                       128,721          32,166         1,800

________________

(1) FST Administration Share activity commenced May 20, 1994.
(2) FST Administration Share activity commenced August 1, 1994.


     As of December 31, 1996, the Premium Fund, Treasury Instruments Fund, Federal Fund and Municipal Fund had not commenced operations.

     Conflict of interest restrictions (including the Employee Retirement Income Security Act of 1974) may apply to a Service Organization's receipt of compensation paid by the Trust in connection with the investment of fiduciary funds in FST Administration Shares. Service Organizations, including banks regulated by the Comptroller of the Currency, the Federal Reserve Board or the Federal Deposit Insurance Corporation, and investment advisers and other money managers subject to the jurisdiction of the SEC, the Department of Laboror state securities commissions, are urged to consult legal advisers before investing fiduciary assets in FST Administration Shares. In addition, under some state securities laws, banks and other financial institutions purchasing FST Administration Shares on behalf of their customers may be required to register as dealers.

     The Trustees, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of such Plan or the related Service Agreements, most recently voted to approve the Plan and Service Agreements for each Fund at a meeting called for the purpose of voting on such Plan and Service Agreements on April 23, 1997. The Plan and Service Agreements will remain in effect until April 30, 1998 and will continue in effect thereafter only if such continuance is specifically approved annually by a vote of the Board of Trustees in the manner described above.

     The Plan may not be amended to increase materially the amount to be spent for the services described therein without approval of the FST Administration Shareholders of each Fund, and all material amendments of the Plan must also be approved by the Board of Trustees in the manner described above. The Plan may be terminated at any time by a majority of the Board of Trustees as described above or by vote of a majority of the outstanding FST Administration Shares of each Fund. The Service Agreements may be terminated at any time, without payment of any penalty, by vote of a majority of the Board of Trustees as described above or by a vote of a majority of the outstanding FST Administration Shares of each Fund on not more than sixty (60) days' written notice to any other party to the Service Agreements. The Service Agreements shall terminate automatically if assigned. As long as the Plan is in effect, the selection and nomination of those Trustees who are not interested persons shall be committed to the discretion of the Trust's Nominating Committee, which consists of all of the non-interested members of the Board of Trustees. The Board of Trustees has determined that, in its judgment, there is a reasonable likelihood that the Plan will benefit each Fund and holders of FST Administration Shares of such Fund. In the Board of Trustees' quarterly review of the Plan and Service Agreements, the Board will consider their continued appropriateness and the level of compensation provided therein.

                       GOLDMAN SACHS MONEY MARKET FUNDS
                            FINANCIAL SQUARE FUNDS
                   4900 Sears Tower, Chicago, Illinois 60606


--------------------------------------------------------------------------------
            STATEMENT OF ADDITIONAL INFORMATION - SEPTEMBER 5, 1997
                              FST SERVICE SHARES
--------------------------------------------------------------------------------



Goldman Sachs Trust (the "Trust") is a no-load, open-end, management investment company (or mutual fund) which includes the Financial Square Funds. This Statement of Additional Information relates solely to the offering of FST Service Shares of Financial Square Prime Obligations Fund ("Prime Obligations Fund"), Financial Square Premium Money Market Fund ("Premium Fund"), Financial Square Money Market Fund ("Money Market Fund"), Financial Square Treasury Obligations Fund ("Treasury Obligations Fund"), Financial Square Treasury Instruments Fund ("Treasury Instruments Fund"), Financial Square Government Fund ("Government Fund"), Financial Square Federal Fund ("Federal Fund"), Financial Square Tax-Free Money Market Fund ("Tax-Free Fund") and Financial Square Municipal Money Market Fund ("Municipal Fund") (individually, a "Fund" and collectively the "Funds").

Goldman Sachs Asset Management ("GSAM" or the "Adviser"), a separate operating division of Goldman, Sachs & Co. ("Goldman Sachs"), serves as the Funds' investment adviser. Goldman Sachs serves as the Funds' distributor and transfer agent.

The Goldman Sachs Funds offer banks, corporate cash managers, investment advisers and other institutional investors a family of professionally-managed mutual funds, including money market, fixed income and equity funds, and a range of related services. All products are designed to provide clients with the benefit of the expertise of GSAM and its affiliates in security selection, asset allocation, portfolio construction and day-to-day management.

The hallmark of the Goldman Sachs Funds is personalized service, which reflects the priority that Goldman Sachs places on serving clients' interests. As Goldman Sachs clients, shareholders will be assigned an Account Administrator ("AA"), who is ready to help shareholders with questions concerning their accounts. During business hours, service organizations can call their AA through a toll-free number to place purchase or redemption orders or obtain Fund and account information. The AA can also answer inquiries about rates of return and portfolio composition and holdings, and guide service organizations through operational details. A Goldman Sachs client can also utilize the SMART personal computer software system which allows shareholders to purchase or redeem shares and also obtain Fund and account information directly.


This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectuses relating to FST Service Shares dated September 5, 1997, a copy of which may be obtained without charge from Service Organizations, as defined herein, or by calling Goldman Sachs at 800-621-2550 or by writing Goldman Sachs, 4900 Sears Tower, Chicago, Illinois 60606.

                               TABLE OF CONTENTS


                                              Page in
                                            Statement of
                                             Additional
                                            Information
                                            ------------
Investment Policies and Practices of the
     Funds................................    4
Investment Limitations....................   17
Trustees and Officers.....................   22
The Adviser, Distributor
     and Transfer Agent...................   28
Portfolio Transactions....................   33
Net Asset Value...........................   35
Redemptions...............................   37
Calculation of Yield Quotations...........   38
Tax Information...........................   41
Organization and Capitalization...........   46
Custodian and Subcustodian................   51
Independent Accountants...................   52
Financial Statements......................   52
Service Plan..............................   53
Appendix A (Description of Securities
     Ratings).............................  A-1

                                 SERVICE PLAN

The Trust, on behalf of each Fund, has adopted a service plan (the "Plan") with respect to the FST Service Shares which authorizes the Funds to compensate Service Organizations for providing certain account administration and personal and account maintenance services to their customers who are beneficial owners of such shares. Pursuant to the Plan, the Trust, on behalf of each Fund, enters into agreements with Service Organizations which purchase FST Service Shares on behalf of their customers ("Service Agreements"). Under such Service Agreements the Service Organizations may: (a) act, directly or through an agent, as the sole shareholder of record and nominee for all customers, (b) maintain account records for each customer who beneficially owns FST Service Shares, (c) answer questions and handle correspondence from customers regarding their accounts, (d) process customer orders to purchase, redeem and exchange FST Service Shares, and handle the transmission of funds representing the customers' purchase price or redemption proceeds, (e) issue confirmations for transactions in shares by customers, (f) provide facilities to answer questions from prospective and existing investors about FST Service Shares, (g) receive and answer investor correspondence, including requests for prospectuses and statements of additional information, (h) display and make prospectuses available on the Service Organization's premises, (i) assist customers in completing application forms, selecting dividend and other account options and opening custody accounts with the Service Organization and (j) act as liaison between customers and the Funds, including obtaining information from the Funds, working with the Funds to correct errors and resolve problems and providing statistical and other information to the Funds. As compensation for such services, the Trust, on behalf of each Fund, pays each Service Organization a service fee in an amount up to .50% (on an annualized basis) of the average daily net assets of the FST Service Shares of each Fund attributable to or held in the name of such Service Organization for its customers; provided, however, that the fee paid for personal and account maintenance services shall not exceed
 .25% of such average daily net assets.

For the fiscal years ended December 31, 1996 and December 31, 1995 and the eleven months ended December 31, 1994, the amount of service fees paid by each Fund to Service Organizations was as follows:

                                        Dec. 1996      Dec. 1995     Dec. 1994
                                        ---------      ---------     ---------
Prime Obligations Fund                $  541,076       $299,892      $115,595
Money Market Fund/(1)/                   271,936          8,447             -
Treasury Obligations Fund                849,624        584,861       168,982
Government Fund/(2)/                   1,258,434         39,940             -
Tax-Free Fund/(3)/                        91,599         70,179         1,199

_______________

(1) FST Service Share activity commenced June 14, 1995.
(2) FST Service Share activity commenced May 16, 1995.
(3) FST Service Share activity commenced September 23, 1994.


As of December 31, 1996, the Premium Fund, Treasury Instruments Fund, Federal Fund and Municipal Income Fund had not commenced operations.

The Trust has adopted the Plan pursuant to Rule 12b-1 under the Investment Company Act in order to avoid any possibility that payments to the Service Organizations pursuant to the Service Agreements might violate the Investment Company Act. Rule 12b-1, which was adopted by the SEC under the Investment Company Act, regulates the circumstances under which an investment company or series thereof may bear expenses associated with the distribution of its shares. In particular, such an investment company or series thereof cannot engage directly or indirectly in financing any activity which is primarily intended to result in the sale of shares issued by the company unless it has adopted a plan pursuant to, and complies with the other requirements of, such Rule. The Trust believes that fees paid for the services provided in the Plan and described above are not expenses incurred primarily for effecting the distribution of FST Service Shares. However, should such payments be deemed by a court or the SEC to be distribution expenses, such payments would be duly authorized by the Plan.

The Glass-Steagall Act prohibits all entities which receive deposits from engaging to any extent in the business of issuing, underwriting, selling or distributing securities, although institutions such as national banks are permitted to purchase and sell securities upon the order and for the account of their customers. In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein and banks and other financial institutions purchasing FST Service Shares on behalf of their customers may be required to register as dealers pursuant to state law. Should future legislative or administrative action or judicial or administrative decisions or interpretations prohibit or restrict the activities of one or more of the Service Organizations in connection with the Funds, such Service Organizations might be required to alter materially or discontinue the services performed under their Service Agreements. If one or more of the Service Organizations were restricted from effecting purchases or sales of FST Service Shares automatically pursuant to pre-authorized instructions, for example, effecting such transactions on a manual basis might affect the size and/or growth of a Fund. Any such alteration or discontinuance of services could require the Board of Trustees to consider changing the Funds' method of operations or providing alternative means of offering FST Service Shares to customers of such Service Organizations, in which case the operation of a Fund, its size and/or its growth might be significantly altered. It is not anticipated, however, that any alteration of the Funds' operations would have any effect on the net asset value per share or result in financial losses to any shareholder.

Conflict of interest restrictions (including the Employee Retirement Income Security Act of 1974) may apply to a Service Organization's receipt of compensation paid by the Trust in connection with the investment of fiduciary funds in FST Service Shares. Service Organizations, including banks regulated by the Comptroller of the Currency, the Federal Reserve Board or the Federal Deposit Insurance Corporation, and investment advisers and other money managers subject to the jurisdiction of the SEC, the Department of Labor or state securities commissions, are urged to consult legal advisers before investing fiduciary assets in FST Service Shares.

The Trustees, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of such Plan or the related Service Agreements, most recently voted to approve the Plan and Service Agreements for each Fund at a meeting called for the purpose of voting on such Plan and Service Agreements on April 23, 1997. The Plan and Service Agreements will remain in effect until April 30, 1998 and will continue in effect thereafter only if such continuance is specifically approved annually by a vote of the Board of Trustees in the manner described above.

The Plan may not be amended to increase materially the amount to be spent for the services described therein without approval of the FST Service Shareholders of each Fund, and all material amendments of the Plan must also be approved by the Board of Trustees in the manner described above. The Plan may be terminated at any time by a majority of the Board of Trustees as described above or by vote of a majority of the outstanding FST Service Shares of each Fund. The Service Agreements may be terminated at any time, without payment of any penalty, by vote of a majority of the Board of Trustees as described above or by a vote of a majority of the outstanding FST Service Shares of each Fund on not more than sixty (60) days' written notice to any other party to the Service Agreements. The Service Agreements shall terminate automatically if assigned. As long as the Plan is in effect, the selection and nomination of those Trustees who are not interested persons shall be committed to the discretion of the Trust's Nominating Committee, which consists of all of the non-interested members of the Board of Trustees. The Board of Trustees has determined that, in its judgment, there is a reasonable likelihood that the Plan will benefit each Fund and holders of FST Service Shares of such Fund. In the Board of Trustees' quarterly review of the Plan and Service Agreements, the Board will consider their continued appropriateness and the level of compensation provided therein.

            GOLDMAN SACHS MONEY MARKET FUNDS FINANCIAL SQUARE FUNDS
                   4900 Sears Tower, Chicago, Illinois 60606


--------------------------------------------------------------------------------
            STATEMENT OF ADDITIONAL INFORMATION - SEPTEMBER 5, 1997
                              FST PREFERRED SHARES
--------------------------------------------------------------------------------



     Goldman Sachs Trust (the "Trust") is a no-load, open-end, management investment company (or mutual fund) which includes the Financial Square Funds. This Statement of Additional Information relates solely to the offering of FST Preferred Shares of Financial Square Prime Obligations Fund ("Prime Obligations Fund"), Financial Square Money Market Fund ("Money Market Fund"), Financial Square Treasury Obligations Fund ("Treasury Obligations Fund"), Financial Square Treasury Instruments Fund ("Treasury Instruments Fund") Financial Square Government Fund ("Government Fund"), Financial Square Federal Fund ("Federal Fund"), Financial Square Tax-Free Money Market Fund ("Tax-Free Fund"), Financial Square Premium Money Market Fund ("Premium Fund") and Financial Square Municipal Money Market Fund ("Municipal Fund") (individually, a "Fund" and collectively the "Funds").

     Goldman Sachs Asset Management ("GSAM" or the "Adviser"), a separate operating division of Goldman, Sachs & Co. ("Goldman Sachs"), serves as the Funds' investment adviser . Goldman Sachs serves as the Funds' distributor and transfer agent.

     The Goldman Sachs Funds offer banks, corporate cash managers, investment advisers and other institutional investors a family of professionally-managed mutual funds, including money market, fixed income and equity funds, and a range of related services. All products are designed to provide clients with the benefit of the expertise of GSAM and its affiliates in security selection, asset allocation, portfolio construction and day-to-day management.

     The hallmark of the Goldman Sachs Funds is personalized service, which reflects the priority that Goldman Sachs places on serving clients' interests. As Goldman Sachs clients, shareholders will be assigned an Account
Administrator ("AA"), who is ready to help shareholders with questions concerning their accounts. During business hours, service organizations can call their AA through a toll-free number to place purchase or redemption orders or obtain Fund and account information. The AA can also answer inquiries about rates of return and portfolio composition and holdings, and guide service organizations through operational details. A Goldman Sachs client can also utilize the SMART personal computer software system which allows shareholders to purchase or redeem shares and also obtain Fund and account information directly.


     This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus relating to FST Preferred Shares dated September 5, 1997, a copy of which may be obtained without charge from Service Organizations, as defined herein, or by calling Goldman Sachs at 800-621-2550 or by writing Goldman Sachs, 4900 Sears Tower, Chicago, Illinois 60606.

                               TABLE OF CONTENTS


                                               Page in
                                            Statement of
                                             Additional
                                            Information
                                            ------------
Investment Policies and Practices of the
     Funds................................      4
Investment Limitations....................     17
Trustees and Officers.....................     22
The Adviser, Distributor
     and Transfer Agent...................     28
Portfolio Transactions....................     33
Net Asset Value...........................     35
Redemptions...............................     37
Calculation of Yield Quotations...........     38
Tax Information...........................     41
Organization and Capitalization...........     46
Custodian and Subcustodian................     51
Independent Accountants...................     52
Financial Statements......................     52
Preferred Administration Plan.............     53
Appendix A (Description of Securities
     Ratings).............................    A-1

                         PREFERRED ADMINISTRATION PLAN

     The Trust, on behalf of the Funds, has adopted a preferred administration plan (the "Plan") with respect to the FST Preferred Shares which authorizes the Funds to compensate Service Organizations for providing certain account administration services to their customers who are beneficial owners of such shares. Pursuant to the Plan, the Trust, on behalf of each Fund, will enter into agreements with Service Organizations which purchase FST Preferred Shares on behalf of their customers ("Service Agreements"). Under such Service Agreements the Service Organizations may: (a) act, directly or through an agent, as the sole shareholder of record and nominee for all customers, (b) maintain account records for each customer who beneficially owns FST Preferred Shares,
(c) process customer orders to purchase, redeem and exchange FST Preferred Shares, and handle the transmission of funds representing the customers' purchase price or redemption proceeds. As compensation for such services, each Fund, will pay each Service Organization a service fee in an amount up to .10% (on an annualized basis) of the average daily net assets of the FST Preferred Shares of the Fund attributable to or held in the name of such Service Organization.

     For the fiscal year ended December 31, 1996 the amount of preferred administration fees paid by each Fund to Service Organizations was as follows:

                                        Dec. 1996
                                        ---------
Prime Obligations Fund.....              $  42,963
Money Market Fund..........                  2,874
Treasury Obligations Fund..                 15,097
Government Fund............                    395
Tax Free Fund..............                 13,155


     As of December 31, 1996, the Premium Fund, Treasury Instruments Fund, Federal Fund and Municipal Income Fund had not commenced operations.

     Conflict of interest restrictions (including the Employee Retirement Income Security Act of 1974) may apply to a Service Organization's receipt of compensation paid by the Trust in connection with the investment of fiduciary funds in FST Preferred Shares. Service Organizations, including banks regulated by the Comptroller of the Currency, the Federal Reserve Board or the Federal Deposit Insurance Corporation, and investment advisers and other money managers subject to the jurisdiction of the SEC, the Department of Labor or state securities commissions, are urged to consult legal advisers before investing fiduciary assets in FST Preferred Shares. In addition, under some state securities laws, banks and other financial institutions purchasing FST

Preferred Shares on behalf of their customers may be required to register as dealers.

     The Trustees, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of such Plan or the related Service Agreements, most recently voted to approve the Plan and Service Agreements at a meeting called for the purpose of voting on such Plan and Service Agreements on April 23, 1997. The Plan and Service Agreements will remain in effect until April 30, 1998 and will continue in effect thereafter only if such continuance is specifically approved annually by a vote of the Board of Trustees in the manner described above. The Plan may not be amended to increase materially the amount to be spent for the services described therein without approval of the FST Preferred Shareholders of the Funds, and all material amendments of the Plan must also be approved by the Board of Trustees in the manner described above. The Plan may be terminated at any time by a majority of the Board of Trustees as described above or by vote of a majority of the outstanding FST Preferred Shares of the Funds. The Service Agreements may be terminated at any time, without payment of any penalty, by vote of a majority of the Board of Trustees as described above or by a vote of a majority of the outstanding FST Preferred Shares of the Funds on not more than sixty (60) days' written notice to any other party to the Service Agreements. The Service Agreements shall terminate automatically if assigned. As long as the Plan is in effect, the selection and nomination of those Trustees who are not interested persons shall be committed to the discretion of the Trust's Nominating Committee, which consists of all of the non-interested members of the Board of Trustees. The Board of Trustees has determined that, in its judgment, there is a reasonable likelihood that the Plan will benefit the Funds and holders of FST Preferred Shares of the Funds. In the Board of Trustees' quarterly review of the Plan and Service Agreements, the Board will consider their continued appropriateness and the level of compensation provided therein.

                       GOLDMAN SACHS MONEY MARKET FUNDS
                            FINANCIAL SQUARE FUNDS
                   4900 Sears Tower, Chicago, Illinois 60606


--------------------------------------------------------------------------------

            STATEMENT OF ADDITIONAL INFORMATION - SEPTEMBER 5, 1997

                                  FST SHARES

--------------------------------------------------------------------------------



Goldman Sachs Trust (the "Trust") is an open-end management investment company (or mutual fund) which includes the Financial Square Funds. This Statement of Additional Information relates solely to the offering of FST Shares of Financial Square Prime Obligations Fund ("Prime Obligations Fund"), Financial Square Premium Money Market Fund ("Premium Fund"), Financial Square Money Market Fund ("Money Market Fund"), Financial Square Treasury Obligations Fund ("Treasury Obligations Fund"), Financial Square Treasury Instruments Fund ("Treasury Instruments Fund"), Financial Square Government Fund ("Government Fund"), Financial Square Federal Fund ("Federal Fund"), Financial Square Tax-Free Money Market Fund ("Tax-Free Fund") and Financial Square Municipal Money Market Fund ("Municipal Fund") (individually, a "Fund" and collectively the "Funds").

Goldman Sachs Asset Management ("GSAM" or the "Adviser"), a separate operating division of Goldman, Sachs & Co. ("Goldman Sachs"), serves as the Funds' investment adviser. Goldman Sachs serves as the Funds' distributor and transfer agent.

The Goldman Sachs Funds offer banks, corporate cash managers, investment advisers and other institutional investors a family of professionally-managed mutual funds, including money market, fixed income and equity funds, and a range of related services. All products are designed to provide clients with the benefit of the expertise of GSAM and its affiliates in security selection, asset allocation, portfolio construction and day-to-day management.

The hallmark of the Goldman Sachs Funds is personalized service, which reflects the priority that Goldman Sachs places on serving clients' interests. As Goldman Sachs clients, shareholders will be assigned an Account Administrator ("AA"), who is ready to help shareholders with questions concerning their accounts. During business hours, shareholders can call their AA through a toll-free number to place purchase or redemption orders or obtain Fund and account information. The AA can also answer inquiries about rates of return and portfolio composition/holdings, and guide shareholders through operational details. A Goldman Sachs client can also utilize the SMART personal computer software system which allows shareholders to purchase or redeem shares and also obtain Fund and account information directly.


This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus relating to FST Shares dated September 5, 1997, a copy of which may be obtained without charge by calling Goldman Sachs at 800-621-2550 or by writing Goldman Sachs, 4900 Sears Tower, Chicago, Illinois 60606.

                               TABLE OF CONTENTS


                                                 Page in
                                              Statement of
                                               Additional
                                               Information
                                              -------------
Investment Policies and Practices
     of the Funds                                   4
Investment Limitations                             17
Trustees and Officers                              22
The Adviser, Distributor and Transfer
  Agent                                            28
Portfolio Transactions                             33
Net Asset Value                                    35
Redemptions                                        37
Calculation of Yield Quotations                    38
Tax Information                                    42
Organization and Capitalization                    47
Custodian and Subcustodian                         52
Independent Accountants                            52
Financial Statements                               52
Appendix A (Description of Securities
  Ratings)                                        A-1

                INVESTMENT POLICIES AND PRACTICES OF THE FUNDS

The following discussion elaborates on the description of each Fund's investment policies and practices contained in the Prospectus:

U.S. GOVERNMENT SECURITIES
--------------------------

Each Fund may invest in separately traded principal and interest components of securities issued or guaranteed by the U.S. Treasury. The principal and interest components of selected securities are traded independently under the Separate Trading of Registered Interest and Principal of Securities program ("STRIPS"). Under the STRIPS program, the principal and interest components are individually numbered and separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the component parts independently.

CUSTODIAL RECEIPTS
------------------

Each Fund (other than Treasury Obligations, Government, Treasury Instruments and Federal Funds) may also acquire custodial receipts that evidence ownership of future interest payments, principal payments or both on certain U.S. Government notes or bonds. Such notes and bonds are held in custody by a bank on behalf of the owners. These custodial receipts are known by various names, including "Treasury Receipts," "Treasury Investors Growth Receipts" ("TIGR's"), and "Certificates of Accrual on Treasury Securities" ("CATS"). Although custodial receipts are not considered U.S. Government securities for certain securities law purposes, they are indirectly issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities.

BANK AND CORPORATE OBLIGATIONS
------------------------------


Each Fund (other than Treasury Obligations, Government, Treasury Instruments and Federal Funds) may invest in commercial paper. Commercial paper represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations, and finance companies. The commercial paper purchased by the Funds consists of direct U.S. dollar denominated obligations of domestic, or in the case of the Money Market and Premium Funds, foreign issuers. Bank obligations in which the Funds may invest include certificates of deposit, bankers' acceptances, fixed time deposits and bank notes. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return.

Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits. Bank notes and bankers' acceptances rank junior to domestic deposit liabilities of the bank and pari passu with other senior, unsecured obligations of the bank. Bank notes are not insured by the Federal Deposit Insurance Corporation or any other insurer. Deposit notes are insured by the Federal Deposit Insurance Corporation only to the extent of $100,000 per depositor per bank.


Prime Obligations Fund, Premium Fund and Money Market Fund may invest in short-term funding agreements. A funding agreement is a contract between an issuer and a purchaser that obligates the issuer to pay a guaranteed rate of interest on a principal sum deposited by the purchaser. Funding agreements will also guarantee the return of principal and may guarantee a stream of payments over time. A funding agreement has a fixed maturity date and may have either a fixed rate or variable interest rate that is based on an index and guaranteed for a set time period. Because there is no secondary market for these investments, any such funding agreement purchased by a Fund will be regarded as illiquid.

REPURCHASE AGREEMENTS
---------------------

Each Fund (other than Treasury Instruments Fund) may enter into repurchase agreements only with primary dealers in U.S. Government Securities. A repurchase agreement is an arrangement under which the purchaser (i.e., the Fund) purchases a U.S. Government security or other high quality short-term debt obligation (the "Obligation") and the seller agrees, at the time of sale, to repurchase the Obligation at a specified time and price.

Custody of the Obligation will be maintained by the Funds' custodian or subcustodian. The repurchase price may be higher than the purchase price, the difference being income to the Fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Fund together with the repurchase price on repurchase. In either case, the income to a Fund is unrelated to the interest rate on the Obligation subject to the repurchase agreement.

Repurchase agreements pose certain risks for all entities, including the Funds, that utilize them. Such risks are not unique to the Funds but are inherent in repurchase agreements. The Funds seek to minimize such risks by, among others, the means indicated below, but because of the inherent legal uncertainties involved in repurchase agreements, such risks cannot be eliminated.

For purposes of the Investment Company Act of 1940, as amended (the "Investment Company Act"), and, generally, for tax purposes, a repurchase agreement is deemed to be a loan from a Fund to the seller of the Obligation. It is not clear whether for other purposes a court would consider the Obligation purchased by a Fund subject to a repurchase agreement as being owned by a Fund or as being collateral for a loan by the Fund to the seller.

If, in the event of bankruptcy or insolvency proceedings against the seller of the Obligation, a court holds that a Fund does not have a perfected security interest in the Obligation, a Fund may be required to return the Obligation to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, a Fund would be at risk of losing some or all of the principal and income involved in the transaction. To minimize this risk, the Funds utilize custodians and subcustodians that the Adviser believes follow customary securities industry practice with respect to repurchase agreements, and the Adviser analyzes the creditworthiness of the obligor, in this case the seller of the Obligation. But because of the legal uncertainties, this risk, like others associated with repurchase agreements, cannot be eliminated.

Also, in the event of commencement of bankruptcy or insolvency proceedings with respect to the seller of the Obligation before repurchase of the Obligation under a repurchase agreement, a Fund may encounter delay and incur costs before being able to sell the security. Such a delay may involve loss of interest or a decline in the price of the Obligation.

Apart from risks associated with bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security. However, if the market value of the Obligation subject to the repurchase agreement becomes less than the repurchase price (including accrued interest), the Fund will direct the seller of the Obligation to deliver additional securities so that the market value of all securities subject to the repurchase agreement equals or exceeds the repurchase price.

Certain repurchase agreements which mature in more than seven days can be liquidated before the nominal fixed term on seven days or less notice. Such repurchase agreements will be regarded as liquid instruments.

In addition, the Funds (other than the Treasury Instruments Fund), together with other registered investment companies having management agreements with the Adviser or any of its affiliates, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which will be invested in one or more repurchase agreements.

FOREIGN SECURITIES
------------------


Money Market Fund and Premium Fund may invest in foreign securities and in certificates of deposit, bankers' acceptances and fixed time deposits and other obligations issued by major foreign banks, foreign branches of U.S. banks, U.S. branches of foreign banks and foreign branches of foreign banks. Tax-Free Fund and Municipal Fund may also invest in municipal instruments backed by letters of credit issued by certain of such banks. Under current Securities and Exchange Commission ("SEC") rules relating to the use of the amortized cost method of portfolio securities valuation, Money Market Fund and Premium Fund are restricted to purchasing U.S. dollar denominated securities, but they are not otherwise precluded from purchasing securities of foreign issuers.

Investments in foreign securities and bank obligations may involve considerations different from investments in domestic securities due to limited publicly available information; non-uniform accounting standards; the possible imposition of withholding or confiscatory taxes; the possible adoption of foreign governmental restrictions affecting the payment of principal and interest; expropriation; or other adverse political or economic developments.
In addition, it may be more difficult to obtain and enforce a judgment against a foreign issuer or a foreign branch of a domestic bank.

ASSET-BACKED AND RECEIVABLES-BACKED SECURITIES
----------------------------------------------


Each of Prime Obligations Fund, Money Market Fund and Premium Fund may invest in asset-backed and receivables-backed securities. Asset-backed and receivables-backed securities represent participations in, or are secured by and payable from, pools of assets such as motor vehicle installment sale contracts, installment loan contracts, leases of various types of real and personal property, receivables from revolving credit (credit card) agreements, corporate securities and other categories of receivables. Such asset pools are securitized through the use of privately-formed trusts or special purpose vehicles. Payments or distributions of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit or a pool insurance policy issued by a financial institution, or other credit enhancements may be present. The value of a Fund's investments in asset-backed and receivables-backed securities may be adversely affected by prepayment of the underlying obligations. In addition, the risk of prepayment may cause the value of these investments to be more volatile than a Fund's other investments.

Through the use of trusts and special purpose corporations, various types of assets, including automobile loans, computer leases, trade receivables and credit card receivables, are being securitized in pass-through structures similar to the mortgage pass-through structures. Consistent with their respective investment objective and policies, the Funds may invest in these and other types of asset-backed securities that may be developed in the future. This Statement of Additional Information will be amended or supplemented as necessary to reflect the Prime Obligations, Money Market and Premium Funds' intention to invest in asset-backed securities with characteristics that are materially different from the securities described in the preceding paragraph. However, a Fund will generally not invest in an asset-backed security if the income received with respect to such investment constitutes rental income or other income not treated as qualifying income under the 90% test described in "Tax Information" below. In general, the collateral supporting these securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments in response to interest rate fluctuations.

As set forth above, several types of asset-backed and receivables-backed securities have already been offered to investors, including, for example, Certificates for Automobile Receivables/sm/ ("CARS/sm/") and interests in pools of credit card receivables. CARS/sm/ represent undivided fractional interests in a trust ("CAR Trust") whose assets consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing the contracts. Payments of principal and interest on CARS/sm/ are passed through monthly to certificate holders, and are guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the CAR Trust. An investor's return on CARS/sm/ may be affected by early prepayment of principal on the underlying vehicle sales contracts. If the letter of credit is exhausted, the CAR Trust may be prevented from realizing the full amount due on a sales contract because of state law requirements and restrictions relating to foreclosure sales of vehicles and the obtaining of deficiency judgments following such sales or because of depreciation, damage or loss of a vehicle, the application of federal and state bankruptcy and insolvency laws, or other factors. As a result, certificate holders may experience delays in payments or losses if the letter of credit is exhausted.

Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection and (ii) protection against losses resulting from ultimate default by an obligor or servicer. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transactions or through a combination of such approaches. The degree of credit support provided for each issue is generally based on historical information reflecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the value of or return on an investment in such a security.


The availability of asset-backed securities may be affected by legislative or regulatory developments. It is possible that such developments could require Prime Obligations, Money Market or Premium Fund to dispose of any of their respective existing holdings of such securities.

FORWARD COMMITMENTS AND WHEN-ISSUED SECURITIES
----------------------------------------------

Each Fund may purchase securities on a when-issued basis or purchase or sell securities on a forward commitment basis. These transactions involve a commitment by the Fund to purchase or sell securities at a future date. The price of the underlying securities (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated. When-issued purchases and forward commitment transactions are negotiated directly with the other party, and such commitments are not traded on exchanges, but may be traded over-the-counter.

A Fund will purchase securities on a when-issued basis or purchase or sell securities on a forward commitment basis only with the intention of completing the transaction and actually purchasing or selling the securities. If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or renegotiate a commitment after entering into it. A Fund also may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. The Fund may realize a capital gain or loss in connection with these transactions; distributions from any net capital gains would be taxable to its shareholders. For purposes of determining the Fund's average dollar weighted maturity, the maturity of when-issued or forward commitment securities will be calculated from the commitment date.

When a Fund purchases securities on a when-issued or forward commitment basis, the Fund's custodian or subcustodian will maintain in a segregated account cash or liquid assets having a value (determined daily) at least equal to the amount of the Fund's purchase commitments. In the case of a forward commitment to sell portfolio securities subject to such commitment, the custodian or subcustodian will hold the portfolio securities in a segregated account while the commitment is outstanding. These procedures are designed to ensure that the Fund will maintain sufficient assets at all times to cover its obligations under when-issued purchases and forward commitments.

VARIABLE AMOUNT MASTER DEMAND NOTES
-----------------------------------

Each Fund (other than Treasury Obligations and Treasury Instruments Funds) may purchase variable amount master demand notes. These obligations permit the investment of fluctuating amounts at varying rates of interest pursuant to direct arrangements between a Fund, as lender, and the borrower. Variable amount master demand notes are direct lending arrangements between the lender and borrower and are not generally transferable nor are they ordinarily rated. A Fund may invest in them only if the Adviser believes that the notes are of comparable quality to the other obligations in which the Fund may invest.

VARIABLE RATE AND FLOATING RATE DEMAND INSTRUMENTS
--------------------------------------------------

Each Fund (other than Treasury Obligations and Treasury Instruments Funds) may purchase variable and floating rate demand instruments that are tax exempt municipal obligations or other debt securities that possess a floating or variable interest rate adjustment formula. These instruments permit a Fund to demand payment of the principal balance plus unpaid accrued interest upon a specified number of days' notice to the issuer or its agent. The demand feature may be backed by a bank letter of credit or guarantee issued with respect to such instrument.

The terms of the variable or floating rate demand instruments that a Fund may purchase provide that interest rates are adjustable at intervals ranging from daily up to six months, and the adjustments are based upon current market levels, the prime rate of a bank or other appropriate interest rate adjustment index as provided in the respective instruments. Some of these instruments are payable on demand on a daily basis or on not more than seven days' notice. Others, such as instruments with quarterly or semiannual interest rate adjustments, may be put back to the issuer on designated days on not more than thirty days' notice. Still others are automatically called by the issuer unless a Fund instructs otherwise. The Trust, on behalf of a Fund, intends to exercise the demand only (1) upon a default under the terms of the debt security, (2) as needed to provide liquidity to a Fund, (3) to maintain the respective quality standards of a Fund's investment portfolio, or (4) to attain a more optimal portfolio structure. A Fund will determine the variable or floating rate demand instruments that it will purchase in accordance with procedures approved by the Trustees to minimize credit risks. To be eligible for purchase by a Fund, a variable or floating rate demand instrument which is unrated must have quality characteristics similar to those of other obligations in which the Fund may invest. The Adviser may determine that an unrated variable or floating rate demand instrument meets a Fund's quality criteria by reason of being backed by a letter of credit or guarantee issued by a bank that meets the quality criteria for a Fund. Thus, either the credit of the issuer of the obligation or the guarantor bank or both will meet the quality standards of the Fund.

The maturity of the variable or floating rate demand instruments held by a Fund will ordinarily be deemed to be the longer of (1) the notice period required before the Fund is entitled to receive payment of the principal amount of the instrument or (2) the period remaining until the instrument's next interest rate adjustment. The acquisition of variable or floating rate demand notes for a Fund must also meet the requirements of rules issued by the SEC applicable to the use of the amortized cost method of securities valuation. The Funds will also consider the liquidity of the market for variable and floating rate instruments and in the event that such instruments are illiquid, the Funds' investments in such instruments will be subject to the limitation on illiquid securities.

Each Fund (other than Treasury Obligations, Government, Treasury Instruments and Federal Funds) may invest in participation interests in variable or floating rate tax-exempt obligations held by financial institutions (usually commercial banks). Such participation interests provide a Fund with a specific undivided interest (up to 100%) in the underlying obligation and the right to demand payment of its proportional interest in the unpaid principal balance plus accrued interest from the financial institution upon a specific number of days' notice. In addition, the participation interest generally is backed by an irrevocable letter of credit or guarantee from the institution. The financial institution usually is entitled to a fee for servicing the obligation and providing the letter of credit.

RESTRICTED AND OTHER ILLIQUID SECURITIES
----------------------------------------

A Fund may purchase securities that are not registered ("restricted securities") under the Securities Act of 1933, as amended ("1933 Act"), including restricted securities offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act. However, a Fund will not invest more than 10% of the value of its net assets in securities which are illiquid, which includes fixed time deposits and repurchase agreements maturing in more than seven days that cannot be traded on a secondary market and restricted securities, unless, in the case of restricted securities, the Board of Trustees determines, based upon a continuing review of the trading markets for the specific restricted security, that such restricted securities are liquid. The Board of Trustees may adopt guidelines and delegate to the

Adviser the daily function of determining and monitoring liquidity of restricted securities. The Board of Trustees, however, will retain sufficient oversight and be ultimately responsible for the determinations. Since it is not possible to predict with assurance that the market for securities eligible for resale under Rule 144A will continue to be liquid, the Board of Trustees will carefully monitor each Fund's investments in these securities, focusing on such important factors, among others, as valuation, liquidity and availability of information. This investment practice could have the effect of increasing the level of illiquidity in a Fund to the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities.

MUNICIPAL OBLIGATIONS
---------------------


Prime Obligations Fund, Premium Fund, Money Market Fund, Tax-Free Fund and Municipal Fund may invest in municipal obligations. Municipal obligations are issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities and the District of Columbia to obtain funds for various public purposes. The interest on most of these obligations is generally exempt from regular federal income tax. The two principal classifications of municipal obligations are "notes" and "bonds."

Notes.   Municipal notes are generally used to provide for short-term capital needs and generally have maturities of one year or less. Municipal notes include tax anticipation notes, revenue anticipation notes, bond anticipation notes, tax and revenue anticipation notes, construction loan notes, tax-exempt commercial paper and certain receipts for municipal obligations.

Tax anticipation notes are sold to finance working capital needs of Municipalities. They are generally payable from specific tax revenues expected to be received at a future date. They are frequently general obligations of the issuer, secured by the taxing power for payment of principal and interest. Revenue anticipation notes are issued in expectation of receipt of other types of revenue such as federal or state aid. Tax anticipation notes and revenue anticipation notes are generally issued in anticipation of various seasonal revenues such as income, sales, use, and business taxes. Bond anticipation notes are sold to provide interim financing in anticipation of long-term financing in the market. In most cases, these monies provide for the repayment of the notes. Tax-exempt commercial paper consists of short-term unsecured promissory notes issued by a state or local government or an authority or agency thereof. The Funds which invest in municipal obligations may also acquire securities in the form of custodial receipts which evidence ownership of future interest payments, principal payments or both on certain state and local governmental and authority obligations where, in the opinion of bond counsel, interest payments with respect to such custodial receipts are excluded from gross income for federal income tax purposes. Such obligations are held in custody by a bank on behalf of the holders of the receipts. These custodial receipts are known by various names, including "Municipal Receipts" ("MRs") and "Municipal Certificates of Accrual on Tax-Exempt Securities" ("M-CATS"). There are a number of other types of notes issued for different purposes and secured differently from those described above.

Bonds. Municipal bonds, which generally meet longer term capital needs and have maturities of more than one year when issued, have two principal classifications, "general obligation" bonds and "revenue" bonds.

General obligation bonds are issued by entities such as states, counties, cities, towns and regional districts and are used to fund a wide range of public projects including the construction or improvement of schools, highways and roads, water and sewer systems and a variety of other public purposes. The basic security of general obligation bonds is the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to rate or amount or special assessments.

Revenue bonds have been issued to fund a wide variety of capital projects including: electric, gas, water and sewer systems; highways, bridges and tunnels; port and airport facilities; colleges and universities; and hospitals. The principal security for a revenue bond is generally the net revenues derived from a particular facility or group of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Although the principal security behind these bonds varies widely, many provide additional security in the form of a debt service reserve fund whose monies may also be used to make principal and interest payments on the issuer's obligations. Housing finance authorities have a wide range of security including partially or fully insured, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. In addition to a debt service reserve fund, some authorities provide further security in the form of a state's ability (without obligation) to make up deficiencies in the debt service reserve fund. Lease rental revenue bonds issued by a state or local authority for capital projects are secured by annual lease rental payments from the state or locality to the authority sufficient to cover debt service on the authority's obligations.

Private activity bonds (a term that includes certain types of bonds, the proceeds of which are used to a specified extent for the benefit of persons other than governmental units), although nominally issued by municipal authorities, are generally not secured by the taxing power of the municipality but are secured by the revenues of the authority derived from payments by the industrial user. Tax-Free Fund does not intend to invest in private activity bonds if the interest from such bonds would be an item of tax preference to shareholders under the federal alternative minimum tax.

Municipal bonds with a series of maturity dates are called serial bonds. The serial bonds which the Funds may purchase are limited to short-term serial bonds--those with original or remaining maturities of thirteen months or less. The Funds may purchase long-term bonds provided that they have a remaining maturity of thirteen months or less or, in the case of bonds called for redemption, the date on which the redemption payment must be made is within thirteen months. The Funds may also purchase long-term bonds (sometimes referred to as "Put Bonds"), which are subject to a Fund's commitment to put the bond back to the issuer at par at a designated time within thirteen months and the issuer's commitment to so purchase the bond at such price and time.

The Funds which invest in municipal obligations may invest in tender option bonds. A tender option bond is a municipal obligation (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term tax-exempt rates. The bond is typically issued in conjunction with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which such institution grants the security holders the option, at periodic intervals, to tender their securities to the institution and receive the face value thereof. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the bond's fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the bond, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term tax-exempt rate. However, an institution will not be obligated to accept tendered bonds in the event of certain defaults by, or a significant downgrading in the credit rating assigned to, the issuer of the bond.

The tender option will be taken into consideration in determining the maturity of tender option bonds and the average portfolio maturity of each Fund. The liquidity of a tender option bond is a function of the credit quality of both the bond issuer and the financial institution providing liquidity.
Consequently, tender option bonds are deemed to be liquid unless, in the opinion of the Adviser, the credit quality of the bond issuer and the financial institution is deemed, in light of the relevant Fund's credit quality requirements, to be inadequate.

Although Tax-Free Fund and Municipal Fund intend to invest in tender option bonds the interest on which will, in the opinion of counsel for the issuer and sponsor or counsel selected by the

Adviser, be excluded from gross income for federal income tax purposes, there is no assurance that the Internal Revenue Service will agree with such counsel's opinion in any particular case. Consequently, there is a risk that a Fund will not be considered the owner of such tender option bonds and thus will not be entitled to treat such interest as exempt from such tax. A similar risk exists for certain other investments subject to puts or similar rights. Additionally, the federal income tax treatment of certain other aspects of these investments, including the proper tax treatment of tender options and the associated fees, in relation to various regulated investment company tax provisions is unclear. Tax-Free Fund and Municipal Fund intend to manage their respective portfolios in a manner designed to eliminate or minimize any adverse impact from the tax rules applicable to these investments.

In addition to general obligation bonds, revenue bonds and serial bonds, there are a variety of hybrid and special types of municipal obligations as well as numerous differences in the security of municipal obligations both within and between the two principal classifications above.

Tax-Free Fund and Municipal Fund may purchase municipal instruments that are backed by letters of credit issued by foreign banks that have a branch, agency or subsidiary in the United States. Such letters of credit, like other obligations of foreign banks, may involve credit risks in addition to those of domestic obligations, including risks relating to future political and economic developments, nationalization, foreign governmental restrictions such as exchange controls and difficulties in obtaining or enforcing a judgment against a foreign bank (including branches).

For the purpose of the Funds' investment restrictions, the identification of the "issuer" of municipal obligations that are not general obligation bonds is made by the Adviser on the basis of the characteristics of the obligation as described above, the most significant of which is the source of funds for the payment of principal of and interest on such obligations.

An entire issue of municipal obligations may be purchased by one or a small number of institutional investors such as a Fund. Thus, the issue may not be said to be publicly offered. Unlike securities which must be registered under the 1933 Act prior to offer and sale, unless an exemption from such registration is available, municipal obligations which are not publicly offered may nevertheless be readily marketable. A secondary market may exist for municipal obligations which were not publicly offered initially.

Municipal obligations purchased for a Fund are subject to the policy on holdings of securities which are not readily marketable contained in the Fund's Prospectus. The Adviser determines whether a municipal obligation is liquid based on whether it may be sold in a reasonable time consistent with the customs of the municipal markets (usually seven days) at a price (or interest rate) which accurately reflects its value. The Adviser believes that the quality standards applicable to each Fund's investments enhance liquidity. In addition, standby commitments and demand obligations also enhance liquidity.

Yields on municipal obligations depend on a variety of factors, including money market conditions, municipal bond market conditions, the size of a particular offering, the maturity of the obligation and the quality of the issue. High quality municipal obligations tend to have a lower yield than lower rated obligations. Municipal obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or municipalities to levy taxes. There is also the possibility that as a result of litigation or other conditions the power or ability of any one or more issuers to pay when due principal of and interest on its or their municipal obligations may be materially affected.

STANDBY COMMITMENTS
-------------------


In order to enhance the liquidity, stability or quality of municipal obligations, Prime Obligations Fund, Premium Fund, Money Market Fund, Tax-Free Fund and Municipal Fund may each acquire the right to sell a security to another party at a guaranteed price and date. Such a right to resell may be referred to as a put, demand feature or "standby commitment", depending on its characteristics. The aggregate price which a Fund pays for securities with standby commitments may be higher than the price which otherwise would be paid for the securities. Standby commitments may not be available or may not be available on satisfactory terms.

Standby commitments may involve letters of credit issued by domestic or foreign banks supporting the other party's ability to purchase the security from the Fund. The right to sell may be exercisable on demand or at specific intervals, and may form part of a security or be acquired separately by the Fund. In considering whether a security meets a Fund's quality standards, the Adviser will look to the creditworthiness of the party providing the Fund with the right to sell.

The Funds each value municipal obligations which are subject to standby commitments at amortized cost. The exercise price of the standby commitments is expected to approximate such amortized cost. No value is assigned to the standby commitments for purposes of determining the Fund's net asset value. Since the value of a standby commitment is dependent on the ability of the standby commitment writer to meet its obligation to repurchase, the policy of each Fund that may enter into such transactions is to enter into such transactions only with banks, brokers or dealers which represent a minimal risk of default. The duration of standby commitments will not be a factor in determining the weighted average maturity of a Fund.

Management of the Trust understands that the Internal Revenue Service has issued a favorable revenue ruling to the effect that, under specified circumstances, a registered investment company will be the owner of tax-exempt municipal obligations acquired subject to a put option. The Internal Revenue Service has also issued private letter rulings to certain taxpayers (which do not serve as precedent for other taxpayers, and which are applicable only to the taxpayer requesting the ruling and which have, on occasion, been reversed by the Internal Revenue Service) to the effect that they are considered the owners of the municipal obligations subject to standby commitments so that the interest on such instruments will be tax-exempt income to them. The Internal Revenue Service has subsequently announced that it will not ordinarily issue advance letter rulings as to the identity of the true owner of property in cases involving the sale of securities or participation interests therein if the purchaser has the right to cause the security, or the participation interest therein, to be purchased by either the seller or a third party. The Tax-Free Fund and Municipal Fund each intends to take the position that it is the owner of any municipal obligations acquired subject to a standby commitment or acquired or held with certain other types of put rights and that its distribution of tax-exempt interest earned with respect to such municipal obligations will be tax-exempt for its shareholders. There is no assurance that standby commitments will be available to these Funds and neither Fund has assumed that such commitments will be available under all market conditions.


                            INVESTMENT LIMITATIONS

The following restrictions may not be changed with respect to any Fund without the approval of the majority of outstanding voting securities of that Fund (which, under the Investment Company Act and the rules thereunder and as used in the Prospectus and this Statement of Additional Information, means the lesser of
(1) 67% of the shares of that Fund present at a meeting if the holders of more than 50% of the outstanding shares of that Fund are present in person or by proxy, or (2) more than 50% of the outstanding shares of that Fund). Investment restrictions that involve a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition or encumbrance of securities or assets of, or borrowings by or on behalf of, a Fund, with the exception of borrowings permitted by Investment Restriction (3).

Accordingly, the Trust may not on behalf of any Fund (except for Government
Fund):

(1) make any investment inconsistent with the Fund's classification as a diversified company under the Investment Company Act. This restriction does not, however, apply to any Fund classified as a non-diversified company under the Investment Company Act.


(2) purchase securities if such purchase would cause more than 25% or more in the aggregate of the market value of the total assets of the Fund to be invested in the securities of one or more issuers having their principal business activities in the same industry. However, there is no limitation with respect to, and each Fund (other than Money Market Fund and Premium
     Fund) reserves freedom of action, when otherwise consistent with its investment policies, to concentrate its investments in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, obligations (other than commercial paper) issued by U.S. banks and U.S. branches of U.S. or foreign banks and repurchase agreements and securities loans collateralized by such U.S. Government obligations or such bank obligations. Each of Money Market Fund and Premium Fund may concentrate its investments in obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities and repurchase agreements and securities loans collateralized by such obligations and will invest more than 25% of its total assets in obligations issued or guaranteed by banks (whether foreign or domestic) and repurchase agreements and securities loans collateralized by such obligations. However, if adverse economic conditions prevail in the banking industry, each of Money Market Fund and Premium Fund may, for defensive purposes, temporarily invest less than 25% of the value of its total assets in such obligations. For the purposes of this restriction, state and municipal governments and their agencies, authorities and instrumentalities are not deemed to be industries; telephone companies are considered to be a separate industry from water, gas or electric utilities; personal credit finance companies and business credit finance companies are deemed to be separate industries; and wholly owned finance companies are considered to be in the industry of their parents if their activities are primarily related to financing the activities of their parents.

(3) borrow money, except that (a) the Fund may borrow from banks (as defined in the Investment Company Act) or through reverse repurchase agreements in amounts up to 33 1/3/% of its total assets (including the amount borrowed),
     (b) the Fund may, to the extent permitted by applicable law, borrow up to an additional 5% of its total assets for temporary purposes, (c) the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of port-folio securities, and (d) the Fund may purchase securities on margin to the extent permitted by applicable law.

(4) make loans, except through (a) the purchase of debt obligations in accordance with each Fund's investment objective and policies, (b) repurchase agreements with banks, brokers, dealers and other financial institutions, and (c) loans of securities as permitted by applicable law.

(5) underwrite securities issued by others, except to the extent that the sale of portfolio securities by a Fund may be deemed to be an underwriting.

(6) purchase, hold or deal in real estate, although a Fund may purchase and sell securities that are secured by real estate or interests therein, securities of real estate investment trusts and mortgage-related securities and may hold and sell real estate acquired by a Fund as a result of the ownership of securities.

7) invest in commodities or commodity contracts, except that the Fund may invest in currency and financial instruments and contracts that are commodities or commodity contracts.

(8) issue senior securities to the extent such issuance would violate applicable law.


Government Fund may not:

(1) with respect to 75% of its total assets taken at market value, invest more than 5% of the value of the total assets of that Fund in the securities of any one issuer, except U.S. Government securities and repurchase agreements collateralized by U.S. Government securities. This restriction does not, however, apply to any Fund classified as a non-diversified company under the Investment Company Act;

(2) with respect to 75% of its total assets taken at market value, purchase the securities of any one issuer if, as a result of such purchase, that Fund would hold more than 10% of the outstanding voting securities of that issuer. This restriction does not, however, apply to any Fund classified as a non-diversified company under the Investment Company Act;

(3) borrow money, except from banks on a temporary basis for extraordinary or emergency purposes, provided that a Fund is required to maintain asset coverage of 300% for all borrowings and that no purchases of securities will be made if such borrowings exceed 5% of the value of the Fund's assets. This restriction does not apply to cash collateral received as a result of portfolio securities lending;

(4) mortgage, pledge or hypothecate its assets except to secure permitted borrowings;

(5) act as underwriter of the securities issued by others, except to the extent that the purchase of securities in accordance with a Fund's investment objective and policies directly from the issuer thereof and the later disposition thereof may be deemed to be underwriting;

(6) purchase securities if such purchase would cause more than 25% in the aggregate of the market value of the total assets of a Fund to be invested in the securities of one or more issuers having their principal business activities in the same industry, provided that there is no limitation with respect to, and the Fund reserves freedom of action, when otherwise consistent with its investment policies to, concentrate its investments in, U.S. Government securities, obligations (other than commercial paper) issued or guaranteed by U.S. banks, and U.S. branches of foreign banks and repurchase agreements and securities loans collateralized by U.S. Government securities or such bank obligations. (For the purposes of this restriction, state and municipal governments and their agencies and authorities are not deemed to be industries, and telephone companies are considered to be a separate industry from water, gas or electric utilities, personal credit finance companies and business credit finance companies are deemed to be separate industries and wholly-owned finance companies are considered to be in the industry of their parents if their activities are primarily related to financing the activities of their parents. Such concentration may be effected when the Adviser determines that risk adjusted returns in such industries are considered favorable relative to other industries.)

(7) issue senior securities, except as appropriate to evidence indebtedness that a Fund is permitted to incur and except for shares of existing or additional series of the Trust;

(8) purchase or sell real estate (excluding securities secured by real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodities contracts. The Trust reserves the freedom to hold and to sell real estate acquired for any Fund as a result of the ownership of securities;

(9) make loans to other persons, except loans of portfolio securities and except to the extent that the purchase of debt obligations and entry into repurchase agreements in accordance with such Fund's investment objective and policies may be deemed to be loans;

(10) purchase securities on margin (except for delayed delivery or when-issued transactions or such short-term credits as are necessary for the clearance of transactions), make short sales of securities, maintain a short position, or invest in or write puts, calls or combinations thereof (except that a Fund may acquire puts in connection with the acquisition of a debt instrument);

(11) invest in other companies for the purpose of exercising control or management.

Each Fund may, notwithstanding any other fundamental restriction or policy, invest some or all of its assets in a single open-end investment company or series thereof with substantially the same investment objective, restrictions and policies as the Fund.

In addition to the fundamental policies mentioned above, the Board of Trustees of the Trust has adopted the following non-fundamental policies which may be changed or amended by action of the Board of Trustees without approval of shareholders. Accordingly, the Trust may not, on the behalf of any Fund:

     (a) invest in companies for the purpose of exercising control or management.

     (b) invest more than 10% of a Fund's net assets in illiquid investments including repurchase agreements maturing in more than seven days, securities which are not readily marketable and restricted securities not eligible for resale pursuant to Rule 144A under the 1933 Act.

     (c) purchase additional securities if the Fund's borrowings exceed 5% of its net assets.

     (d)  make short sales of securities, except short sales against the box.


As money market funds, the Funds must also comply with Rule 2a-7 under the Investment Company Act. Amendments to Rule 2a-7 have been proposed and are expected to be effective at some time in 1997. The following assumes that such amendments are in effect as currently proposed. While a detailed and technical Rule, Rule 2a-7 has three basic requirements: portfolio maturity, portfolio quality and portfolio diversification. Portfolio maturity. Rule 2a-7 requires that the maximum maturity of any security in a Fund's portfolio may not exceed 397 days and a Fund's average portfolio maturity may not exceed 90 days. Portfolio quality. A money market fund may only invest in First Tier and Second Tier securities (as defined in the Rule and the Prospectus). Each Fund, other than the Tax-Exempt Funds, as a matter of non-fundamental policy only invests in First Tier securities. Portfolio diversification. The Prime Obligations, Premium, Government, Treasury Obligations, Money Market, Federal, Treasury Instruments and Tax-Free Money Market Funds may not invest more than 5% of their total assets in the securities of any one issuer (except U.S. Government securities, repurchase agreements collateralized by such securities and certain securities subject to a guarantee or unconditional demand feature). Each of such Funds may, howev-er, invest up to 25% of its total assets in the First Tier Securities of a single issuer for a period of up to three business days after the purchase thereof. Immediately after the acquisition of any put (i.e., the right to sell the security within a specified period at a price equal to its amortized cost), with respect to 75% of the assets of a Fund , no more than 10% of the Fund's total assets may be invested in securities issued by or subject to puts issued by the same issuer. In the case of the Tax-Exempt Funds (which are the only Funds that may invest in Second Tier securities), immediately after the acquisition of a put that is a Second Tier security, no more than 5% of the Tax-Exempt Funds' total assets may be invested in securities or puts issued by the institution that issued the put. The Tax-Exempt Fund's investment in Second Tier securities that are conduit securities, which are municipal securities involving an agreement or arrangement providing for payment by a person other than the issuer of the municipal security, that are not subject to an unconditional demand feature, may not exceed 5% of the Fund's total assets and the Fund's investment in such conduit securities issued by any issuer may not exceed 1% of the Fund's total assets. Securities which are rated in the highest short-term rating category by at least two Nationally Recognized Statistical Rating Organizations ("NRSROs"), or if only one NRSRO has assigned a rating, by that NRSRO, are "First Tier Securities". Securities rated in the top two short-term rating categories by at least two NRSROs, but which are not First Tier Securities are "Second Tier Securities." NRSROs include S&P, Moody's, Fitch Investors Services, Inc., Duff and Phelps, Inc., IBCA Limited and its affiliate IBCA Inc., and Thomson BankWatch, Inc. For a description of their rating categories, see Appendix A.

"Value" for the purposes of all investment restrictions shall mean the value used in determining a Fund's net asset value. "U.S. Government securities" shall mean securities issued or guaranteed by the U.S. Government or any of its agencies, authorities or instrumentalities.

                             TRUSTEES AND OFFICERS

Information pertaining to the Board of Trustees and officers of the Trust is set forth below. Trustees and officers deemed to be "interested persons" of the Trust for purposes of the Investment Company Act are indicated by an asterisk.

NAME, AGE                             POSITIONS                   PRINCIPAL OCCUPATION(S)
AND ADDRESS                           WITH TRUST                  DURING PAST 5 YEARS
-----------                           ----------                  -----------------------
Ashok N. Bakhru, 53                   Chairman                    Executive Vice President -
1325 Ave. of Americas                  & Trustee                  Finance and Administration
NY, NY  10019                                                     Chief Financial Officer, Coty
                                                                  Inc. (since April 1996); President,
                                                                  ABN Associates (since
                                                                  June 1994); Senior Vice President
                                                                  of Scott Paper Company
                                                                  until June 1994; Director of
                                                                  Arkwright Mutual Insurance
                                                                  Company; Trustee of International
                                                                  House of Philadelphia;
                                                                  Member of Cornell University
                                                                  Council; Trustee of the Walnut
                                                                  Street Theater.


*David B. Ford, 51                    Trustee                     Managing Director, Goldman
One New York Plaza                                                Sachs (since 1996); General
New York, NY 10004                                                Partner, Goldman Sachs (1986-1996); Co-Head
                                                                  of GSAM (since December 1994).


*Douglas C. Grip, 35                  Trustee &                   Vice President, Goldman Sachs
One New York Plaza                    President                   (since May 1996);
New York, NY 10004                                                President, MFS Retirement
                                                                  Services Inc., of Massachusetts
                                                                  Financial Services
                                                                  (prior thereto).

*John P. McNulty, 44                  Trustee                     Managing Director, Goldman
One New York Plaza                                                Sachs (since 1996); General
New York, NY  10004                                               Partner of Goldman Sachs (1990-1994 and
                                                                  1995-1996); Co-Head of Goldman Sachs Asset
                                                                  Management (since November 1995); Limited
                                                                  Partner of Goldman Sachs (1994 to November
                                                                  1995).

Mary P. McPherson, 60                 Trustee                     President of Bryn Mawr College
Taylor Hall                                                       (since 1978); Director of
Bryn Mawr College                                                 Josiah Macy, Jr. Foundation
Bryn Mawr, PA  19010                                              (since 1977); Director of the
                                                                  Philadelphia Contributionship
                                                                  (since 1985); Director of
                                                                  Amherst College (since 1986);
                                                                  Director of Dayton Hudson
                                                                  Corporation (since 1988);

NAME, AGE                             POSITIONS                   PRINCIPAL OCCUPATION(S)
AND ADDRESS                           WITH TRUST                  DURING PAST 5 YEARS
-----------                           ----------                  -------------------
                                                                  Director of the Spencer
                                                                  Foundation (since 1993); and
                                                                  member of PNC Advisory Board
                                                                  (since 1993).

*Alan A. Shuch, 48                    Trustee                     Limited Partner, Goldman Sachs
One New York Plaza                                                (since 1994); Director and
York, NY 10004                                                    Vice President of Goldman Sachs Funds
                                                                  Management, Inc. (from   April 1990 to
                                                                  November 1994); President and
                                                                  Chief Operating Officer, GSAM (from
                                                                  September 1988 to November 1994).

Jackson W. Smart, 66                  Trustee                     Chairman, Executive Committee,
One Northfield Plaza                                              First Commonwealth, Inc. (a
#218                                                              managed dental care company,
Northfield, IL 60093                                              (since January 1996); Chairman and Chief
                                                                  Executive Officer, MSP Communications Inc.
                                                                  (a company engaged in radio broadcasting)
                                                                  (since November 1988); Director, Federal
                                                                  Express Corporation (since 1976), Evanston
                                                                  Hospital Corporation (since 1980), First
                                                                  Commonwealth, Inc. (since 1988) and North
                                                                  American Private Equity Group (a venture
                                                                  capital fund).

William H. Springer, 67               Trustee                     Vice Chairman and Chief
701 Morningside Drive                                             Financial and Administrative
Lake Forest, IL 60045                                             Officer of Ameritech (a telecommunications
                                                                  holding company,(February 1987 to June 1991);
                                                                  Director, Walgreen Co. (a retail drug store
                                                                  business); Director of Baker, Fentress &
                                                                  Co. (a closed-end, management investment
                                                                  company.

Richard P. Strubel, 57                Trustee                     Managing Director, Tandem
70 West Madison St.                                               Partners, Inc. (since 1990);
Suite 1400                                                        President and Chief Executive
Chicago, IL 60602                                                 Officer, Microdot, Inc.
                                                                  (a diversified manufacturer
                                                                  of fastening systems and

NAME, AGE                             POSITIONS                   PRINCIPAL OCCUPATION(S)
AND ADDRESS                           WITH TRUST                  DURING PAST 5 YEARS
-----------                           ----------                  -------------------

                                                                  connectors)(January 1984 to
                                                                  October 1994).

*Scott M. Gilman, 37                  Treasurer                   Director, Mutual Funds Administration,
One New York Plaza                                                GSAM (since April 1994); Assistant
New York, NY  10004                                               Treasurer, Goldman Sachs Funds Management
                                                                  Inc. (since March 1993); Vice President,
                                                                  Goldman Sachs (since March 1990).

*John M. Perlowski, 32                Assistant                   Vice President, Goldman Sachs
One New York Plaza                    Treasurer                   (since July 1995); Director,
New York, NY                                                      Investors Bank and Trust
10004                                                             Company (November 1993 to July 1995); Audit
                                                                  Manager of Arthur Andersen LLP (prior
                                                                  thereto).

*John W. Mosior, 58                   Vice                        President, Goldman Sachs
4900 Sears Tower                      President                   and Manager of Shareholder
Chicago, IL                                                       Servicing of GSAM (since
60606                                                             November 1989).

*Nancy L. Mucker, 47                  Vice                        Vice President, Goldman Sachs;
4900 Sears Tower                      President                   Manager of Shareholder
Chicago, IL                                                       Servicing of GSAM (since
60606                                                             November 1989).

*Michael J. Richman, 36               Secretary                   Associate General Counsel of
85 Broad Street                                                   GSAM (since February 1994);
New York, NY                                                      Vice President and Assistant
10004                                                             General Counsel of Goldman
                                                                  Sachs (since June 1992);
                                                                  Counsel to the Funds Group,
                                                                  GSAM (since June 1992);
                                                                  Partner, Hale and Dorr (September
                                                                  1991 to June 1992).

*Howard B. Surloff, 31                Assistant                   General Counsel and
85 Broad Street                       Secretary                   Vice President, Goldman Sachs
New York, NY 10004                                                (since November 1993 and May 1994,
                                                                  respectively ); Counsel to the Funds
                                                                  Group, GSAM (since

                                                                  November 1993); Associate
                                                                  of Shereff, Friedman, Hoffman & Goodman
                                                                  (prior thereto).

NAME, AGE                             POSITIONS                   PRINCIPAL OCCUPATION(S)
AND ADDRESS                           WITH TRUST                  DURING PAST 5 YEARS
-----------                           ----------                  --------------------
*Valerie Zondorak, 31                 Assistant                   Vice President, Goldman Sachs
85 Broad Street                       Secretary                   (since March 1997); Counsel to
New York, NY  10004                                               the Funds Group, GSAM (since
                                                                  March 1997); Associate of
                                                                  Shereff Friedman, Hoffman &
                                                                  Goodman (prior thereto).

*Steven E. Hartstein, 33              Assistant                   Legal Products Analyst,
85 Broad Street                       Secretary                   Goldman Sachs (June 1993 to
New York, NY 10004                                                present); Funds Compliance
                                                                  Officer, Citibank Global Asset
                                                                  Management (August 1991 to
                                                                  June 1993).

*Deborah Farrell, 25                  Assistant                   Legal Assistant, Goldman
85 Broad Street                       Secretary                   Sachs (since January 1994).
New York, NY 10004                                                Formerly at Cleary Gottlieb,
                                                                  Steen and Hamilton.

*Kaysie P. Uniacke, 36                Assistant                   Vice President and Senior
One New York Plaza                    Secretary                   Portfolio Manager, GSAM
New York, NY 10004                                                (since 1988).

*Elizabeth D.
  Anderson, 27                        Assistant                   Portfolio Manager, GSAM (since
One New York Plaza                    Secretary                   April 1996); Junior Portfolio
New York, NY 10004                                                Manager, GSAM (since 1995-
                                                                  1996); Funds Trading Assis-
                                                                  tant, GSAM (1993-1995); Com-
                                                                  pliance Analyst, Prudential
                                                                  Insurance (1991-1993).



Each interested Trustee and officer holds comparable positions with certain other investment companies of which Goldman Sachs, GSAM or an affiliate thereof is the investment adviser, administrator and/or distributor. As of July 1, 1997, the Trustees and officers of the Trust as a group owned less than 1% of the outstanding shares of beneficial interest of each Fund.

The Trust pays each Trustee, other than those who are "interested persons" of Goldman Sachs, a fee for each Trustee meeting attended and an annual fee. Such Trustees are also reimbursed for travel expenses incurred in connection with attending such meetings.

The following table sets forth certain information with respect to the compensation of each Trustee of the Trust for the fiscal year ended December 31, 1996:

                                                         Pension or                    Total
                                                         Retirement                 Compensation
                                                         Benefits                from Goldman Sachs
                              Aggregate                  Accrued as                 Mutual Funds
                            Compensation                 Part of                   (including the
Name of Trustee           from the Funds             Funds' Expenses                Funds)*
---------------           --------------             ---------------           ---------------------
Paul C. Nagel, Jr.**          $28,050                    $0                           $62,450
Ashok N. Bakhru               $35,126                    $0                           $69,299
Marcia L. Beck***             $0                         $0                           $0
David B. Ford                 $0                         $0                           $0
Alan A. Shuch                 $0                         $0                           $0
Jackson W. Smart              $29,198                    $0                           $58,954
William H. Springer           $29,198                    $0                           $58,954
Richard P. Strubel            $29,198                    $0                           $58,594

_________________________

     * The Goldman Sachs Mutual Funds consisted of 29 mutual funds, including the five Funds in existence on December 31, 1996.

     **   Retired as of June 30, 1996.

     ***  Resigned as President and Trustee on May 1, 1996.

                  THE ADVISER, DISTRIBUTOR AND TRANSFER AGENT

THE ADVISER
-----------

GSAM, a separate operating division of Goldman Sachs, acts as the investment adviser to the Funds. Under the Management Agreement between Goldman Sachs and the Trust on behalf of the Funds, GSAM, subject to the supervision of the Board of Trustees of the Trust and in conformity with the stated policies of each Fund, acts as investment adviser and directs the investments of the Funds. In addition, GSAM administers the Funds' business affairs and, in connection therewith, furnishes the Trust with office facilities and (to the extent not provided by the Trust's custodian, transfer agent, or other organizations) clerical recordkeeping and bookkeeping services and maintains the financial and account records required to be maintained by the Trust. As compensation for these services and for assuming expenses related thereto, the Trust pays GSAM a fee, computed daily and paid monthly at an annual rate of .205% of each Fund's average daily net assets. GSAM has agreed to reduce or otherwise limit certain other expenses (excluding management fees, fees payable to Service Organizations, taxes, interest, brokerage and litigation, indemnification and other extraordinary expenses) of each Fund, on an annualized basis, to .01% of the average daily net assets of that Fund. The amount of such reductions or limits, if any, are calculated monthly and are based on the cumulative difference between a Fund's estimated annualized expense ratio and the expense limit for that Fund. This amount shall be reduced by any prior payments related to the current fiscal year. GSAM has also voluntarily agreed not to impose a portion of its management fee.

The Trust, on behalf of each Fund, is responsible for all expenses other than those expressly borne by GSAM under the Funds' Management Agreement. The expenses borne by shares of each Fund include, without limitation, the fees payable to GSAM, the fees and expenses of the Funds' custodian, fees and expenses of the Funds' transfer agent, filing fees for the registration or qualification of shares under federal or state securities laws, expenses of the organization of the Funds, taxes (including income and excise taxes, if any), interest, costs of liability insurance, fidelity bonds, indemnification or contribution, any costs, expenses or losses arising out of any liability of, or claim for damages or other relief asserted against, the Funds for violation of any law, legal and auditing and tax fees and expenses (including the cost of legal and certain accounting services rendered by employees of Goldman Sachs with respect to the Trust), expenses of preparing and setting in type prospectuses, statements of additional information, proxy material, reports and notices, the printing and distribution of the same to shareholders and regulatory authorities, their proportionate share of the compensation and expenses of the Trust's "non-interested" Trustees, and extraordinary expenses incurred by the Funds.

Prior to May 1, 1997, the Funds then in operation had separate investment advisory and administration agreements. Effective May 1, 1997 the services under such agreements were combined in the Management Agreement. The services required to be performed for the Funds and the combined advisory and administration fees payable by the Funds under the former advisory and administration agreements are identical to the services and fees under the Management Agreement. For the fiscal years ended December 31, 1996 and December 31, 1995 and the eleven months ended December 31, 1994 the amounts of the management fee (including both advisory and administration fees) incurred by each Fund (other than the Premium Fund, Treasury Instruments Fund, Federal Fund and Municipal Fund, which had not yet commenced operations) were as follows:

                                     Dec. 1996                Dec. 1995                Dec. 1994
                                    ----------                ---------                ---------
Prime Obligations Fund              $8,504,328               $7,194,392               $3,485,286
Money Market Fund/(1)/               5,131,644                3,236,027                  900,121
Treasury Obligations Fund            4,121,944                2,401,903                1,186,773
Government Fund                      2,179,655                1,119,731                  243,841
Tax-Free Money Market Fund/(2)/        930,176                  459,413                   35,436

________________________________________


/(1)/ Commenced operations May 18, 1994.
/(2)/ Commenced operations July 19, 1994.

GSAM has agreed that it will not impose a portion of its management fee. Had such fees been imposed, the following additional fees (including both advisory and administration fees) would have been incurred by these Funds for the periods indicated:

                                   Dec. 1996                  Dec. 1995                Dec. 1994
                                   ----------                 ----------               ----------
Prime Obligations Fund             $1,750,891                 $3,173,924               $1,609,383
Money Market Fund/(1)/              1,142,133                  1,063,477                  482,154
Treasury Obligations Fund             848,635                  1,747,326                  554,447
Government Fund                       448,753                    493,804                  159,290
Tax-Free Money Market Fund/(2)/       219,242                    304,151                  109,909
--------------------------

/(1)/ Commenced operations May 18, 1994.
/(2)/ Commenced operations July 19, 1994.

The Management Agreement entered into on behalf of the Funds was most recently approved by the Trustees, including the "non-interested" Trustees, on April 23, 1997. The Funds' shareholders approved the Management Agreement on April 21, 1997. The Management Agreement will remain in effect until June 30, 1998 and will continue in effect thereafter only if such continuance is specifically approved at least annually by a majority of the Trustees or by a vote of a majority of the outstanding voting securities of the particular Fund (as defined in the Investment Company Act) and, in either case, by a majority of "non-interested" Trustees.

Goldman Sachs has authorized any of its directors, partners, officers and employees who has been elected or appointed as a Trustee or officer of the Trust to serve in the capacities in which he or she has been elected and appointed.

In addition, GSAM assumed certain expenses related to the operations of each Fund during various periods of 1996, 1995 and 1994 to the extent such expenses would have caused each Fund's total expenses to exceed, on an annualized basis, certain contractual or voluntary expense limitations. Had these expenses not been assumed, the Funds would have incurred the following additional expenses:

                                        1996                    1995              1994
                                        ----                    ----              ----
Prime Obligations Fund              $637,605                $382,318              $-0-
Money Market Fund                    456,796                 420,234               N/A
Treasury Obligations                 551,885                 280,395               -0-
Government Fund                      352,113                 197,008            98,125
Tax-Free Money Market Fund            83,097                  83,376               N/A

__________________________

Each Fund may use any name derived from the name "Goldman Sachs" only as long as its Management Agreement remains in effect. The Management Agreement also provides that it shall terminate automatically if assigned and that it may be terminated with respect to any particular Fund without penalty by vote of a majority of the Trustees or a majority of the outstanding voting securities of that Fund or by either party upon sixty (60) days' written notice to GSAM or by GSAM without penalty at any time on 60 days' written notice to the Trust.

In managing the Tax-Free Money Market and Municipal Money Market Funds, GSAM will draw upon the extensive research generated by Goldman Sachs' Municipal Credit Group. The Credit Group's research team continually reviews current information regarding the issuers of municipal and other tax-exempt securities, with particular focus on long-term creditworthiness, short-term liquidity, debt service costs, liability structures, and administrative and economic characteristics.

THE DISTRIBUTOR AND TRANSFER AGENT
----------------------------------

Goldman Sachs acts as principal underwriter and distributor of each Fund's shares pursuant to a Distribution Agreement with the Trust which was most recently approved by the Board of Trustees on April 23, 1997. Goldman Sachs also serves as the transfer agent of each Fund. Goldman Sachs provides customary transfer agency services to the Funds, including the handling of share holder communications, the processing of shareholder transactions, the maintenance of shareholder account records, payment of dividends and distributions and related functions. Goldman Sachs currently imposes no fees under its transfer agency agreement with the Funds.

Goldman Sachs is one of the largest international investment banking firms in the United States. Founded in 1869, Goldman Sachs is a major investment banking and brokerage firm providing a broad range of financing and investment services both in the United States and abroad. As of November 29, 1996, Goldman Sachs and its consolidated subsidiaries had assets of approximately $152 billion and partners' capital of $5.2 billion. Goldman Sachs became registered as an
investment adviser in 1981.  As of July   , 1997, Goldman Sachs, together with
its affiliates, acted as investment adviser, administrator or distributor for
approximately $     billion in total assets.

ACTIVITIES OF GOLDMAN SACHS AND ITS AFFILIATES AND OTHER ACCOUNTS MANAGED BY
----------------------------------------------------------------------------
GOLDMAN SACHS.  The involvement of the Adviser and Goldman Sachs and their
-------------
affiliates, in the management of, or their interest in, other accounts and other activities of Goldman Sachs may present conflicts of interest with respect to the Funds or impede their investment activities.

Goldman Sachs and its affiliates, including, without limitation, the Adviser and its advisory affiliates have proprietary interests in, and may manage or advise with respect to, accounts or funds (including separate accounts and other funds and collective investment vehicles) which have investment objectives similar to those of the Funds and/or which engage in transactions in the same types of securities, currencies and instruments as the Funds. Goldman Sachs and its affiliates are major participants in the global currency, equities, swap and fixed-income markets, in each case on a proprietary basis and for the accounts of customers. As such, Goldman Sachs and its affiliates are actively engaged in transactions in the same securities, currencies, and instruments in which the Funds invest. Such activities could affect the prices and availability of the securities, currencies, and instruments in which the Funds invest, which could have an adverse impact on each Fund's performance. Such transactions, particularly in respect of proprietary accounts or customer accounts other than those included in the Adviser's and its advisory affiliates' asset management activities, will be executed independently of the Funds' transactions and thus at prices or rates that may be more or less favorable. When the Adviser and its advisory affiliates seek to purchase or sell the same assets for their managed accounts, including the Funds, the assets actually purchased or sold may be allocated among the accounts on a basis determined in its good faith discretion of such entitles to be equitable. In some cases, this system may adversely affect the size or the price of the assets purchased or sold for the Funds.

From time to time, the Funds' activities may be restricted because of regulatory restrictions applicable to Goldman Sachs and its affiliates, and/or their internal policies designed to comply with such restrictions. As a result, there may be periods, for example, when the Adviser, and/or its affiliates, will not initiate or recommend certain types of transactions in certain securities or instruments with respect to which, or in securities of issuers for which, the Adviser and/or its affiliates are performing services or when position limits have been reached.

In connection with their management of the Funds, the Adviser may have access to certain fundamental analysis and proprietary technical models developed by Goldman Sachs and other affiliates. The Adviser will not be under any obligation, however, to effect transactions on behalf of the Funds in accordance with such analysis and models. In addition, neither Goldman Sachs nor any of its affiliates will have any obligation to make available any information regarding their proprietary activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of the Funds and it is not anticipated that the Advisers will have access to such information for the purpose of managing the Funds. The proprietary activities or portfolio strategies of Goldman Sachs and its affiliates or the activities or strategies used for accounts managed by them or other customer accounts could conflict with the transactions and strategies employed by the Adviser in managing the Funds.

The results of each Fund's investment activities may differ significantly from the results achieved by the Adviser and its affiliates for their proprietary accounts or accounts (including investment companies or collective investment vehicles) managed or advised by them. It is possible that Goldman Sachs and its affiliates and such other accounts will achieve investment results which are substantially more or less favorable than the results achieved by a Fund. Moreover, it is possible that a Fund will sustain losses during periods in which Goldman Sachs and its affiliates achieve significant profits on their trading for proprietary or other accounts. The opposite result is also possible.

An investment policy committee which may include partners of Goldman Sachs and its affiliates may develop general policies regarding a Fund's activities, but will not be involved in the day-to-day management of such Fund. In such instances, those individuals may, as a result, obtain information regarding the Fund's proposed investment activities which is not generally available to the public. In addition, by virtue of their affiliation with Goldman Sachs, any such member of an investment policy committee will have direct or indirect interests in the activities of Goldman Sachs and its affiliates in securities, currencies and investments similar to those in which the Fund invests.

In addition, certain principals and certain of the employees of the Adviser are also principals or employees of Goldman Sachs or its affiliated entities. As a result, the performance by these principals and employees of their obligations to such other entities may be a consideration of which investors in the Funds should be aware.

The Adviser may enter into transactions and invest in instruments in which customers of Goldman Sachs serve as the counterparty, principal or issuer. In such cases, such party's interests in the transaction will be adverse to the interests of the Funds, and such party may have no incentive to assure that the Funds obtain the best possible prices or terms in connection with the transactions. Goldman Sachs and its affiliates may also create, write or issue derivative instruments for customers of Goldman Sachs or its affiliates, the underlying securities currencies or instruments of which may be those in which the Funds invest or which may be based on the performance of a Fund. The Funds may, subject to applicable law, purchase investments which are the subject of an underwriting or other distribution by Goldman Sachs or its affiliates and may also enter into transactions with other clients of Goldman Sachs or its affiliates where such other clients have interests adverse to those of the Funds. At times, these activities may cause departments of the Firm to give advice to clients that may cause these clients to take actions adverse to the interest of the client. To the extent affiliated transactions are permitted, the Funds will deal with Goldman Sachs and its affiliates on an arm's-length basis.

Each Fund will be required to establish business relationships with its counterparties based on the Fund's own credit standing. Neither Goldman Sachs nor its affiliates will have any obligation to allow their credit to be used in connection with a Fund's establishment of its business relationships, nor is it expected that a Fund's counterparties will rely on the credit of Goldman Sachs or any of its affiliates in evaluating the Fund's creditworthiness.

From time to time, Goldman Sachs or any of its affiliates may, but is not required to, purchase and hold shares of a Fund in order to increase the assets of the Fund. Increasing a Fund's assets may enhance investment flexibility and diversification and may contribute to economies of scale that tend to reduce a Fund's expense ratio. Goldman Sachs reserves the right to redeem at any time some or all of the shares of a Fund acquired for its own account. A large redemption of shares of a Fund by Goldman Sachs could significantly reduce the asset size of the Fund, which might have an adverse effect on a Fund's investment flexibility, portfolio diversification and expense ratio. Goldman Sachs will consider the effect of redemptions on a Fund and other shareholders in deciding whether to redeem its shares.

                            PORTFOLIO TRANSACTIONS

GSAM places the portfolio transactions of the Funds and of all other accounts managed by GSAM for execution with many firms. GSAM uses its best efforts to obtain execution of portfolio transactions at prices which are advantageous to each Fund and at reasonably competitive spreads or (when a disclosed commission is being charged) at reasonably competitive commission rates. In seeking such execution, GSAM will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including without limitation the size and type of the transaction, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the broker-dealer, the general execution and operational capabilities of the firm, the reputation, reliability, experience and financial condition of the firm, the value and quality of the services rendered by the firm in this and other transactions, and the reasonableness of the spread or commission, if any. Securities purchased and sold by the Funds are generally traded in the over-the-counter market on a net basis (i.e., without commission) through broker-dealers and banks acting for their own account rather than as brokers, or otherwise involve transactions directly with the issuer of such securities.

Goldman Sachs is active as an investor, dealer and/or underwriter in many types of municipal and money market instruments. Its activities in this regard could have some effect on the markets for those instruments which the Funds buy, hold or sell. An order has been granted by the SEC under the Investment Company Act which permits the Funds to deal with Goldman Sachs in transactions in certain taxable securities in which Goldman Sachs acts as principal. As a result, the Funds may trade with Goldman Sachs as principal subject to the terms and conditions of such exemption.

Under the Investment Company Act, the Funds are prohibited from purchasing any instrument of which Goldman Sachs is a principal underwriter during the existence of an underwriting or selling syndicate relating to such instrument, absent an exemptive order (the order referred to in the preceding paragraph will not apply to such purchases) or the adoption of and compliance with certain procedures under such Act. The Trust has adopted procedures which establish, among other things, certain limitations on the amount of debt securities that may be purchased in any single offering and on the amount of the Trust's assets that may be invested in any single offering. Accordingly, in view of Goldman Sachs' active role in the underwriting of debt securities, a Fund's ability to purchase debt securities in the primary market may from time to time be limited.

During the fiscal year ended December 31, 1996, the Trust acquired and sold securities of its regular broker-dealers: Shearson Lehman, Chase Manhattan, Bear Stearns Cos., Union Bank of Switzerland, Daiwa Securities America, Inc., Morgan Stanley, Swiss Bank Corp., Smith Barney Shearson, Salomon Brothers, Inc., and Bankers Trust. As of December 31, 1996, each Fund held the following amounts of securities of its regular broker/dealers as defined in Rule 10b-1 under the Investment Company Act, or their parents ($ in thousands); Prime Obligations Fund - Bear Stearns ($149,014), Swiss Bank Corp. ($52,981), Chase Manhattan

($246,912), Morgan Stanley & Co., Inc. ($267,039); Government Fund - Bear Stearns ($50,000), Morgan Stanley & Co. ($138,753), Chase Manhattan ($115,627), Swiss Bank Corp. ($62,531); Treasury Obligations Fund - Swiss Bank Corp. ($252,384), Bear Stearns ($125,000), Lehman Brothers ($125,000), Union Bank of Switzerland ($125,000), Chase Manhattan ($466,686), Daiwa Securities ($125,000), Morgan Stanley & Co., Inc. ($560,024), Smith Barney Inc. ($100,000); and Money Market Fund - Swiss Bank Corp. ($36,494), Chase Manhattan ($102,482), Morgan Stanley & Co., Inc. ($103,879).

                                NET ASSET VALUE


The net asset value per share of each Fund (except for Government Fund, Premium Fund and Treasury Obligations Fund) is determined by the Funds' custodian as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. New York time) (in the case of the Government Fund, Premium Fund and Treasury Obligations Fund, net asset value is determined at 5:00 p.m. New York time) on each Business Day. A Business Day means any day on which the New York Stock Exchange is open, except for days on which banks in Chicago, Boston or New York are closed on local holidays. Such holidays include: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, the Fourth of July, Labor Day, Columbus Day, Veteran's Day, Thanksgiving Day and Christmas Day.

Each Fund's portfolio securities are valued using the amortized cost method of valuation in an effort to maintain a constant net asset value of $1.00 per share, which the Trustees have determined to be in the best interests of each Fund and its shareholders. This method involves valuing a security at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Fund would receive if it sold the instrument. During such periods, the yield to an investor in a Fund may differ somewhat from that obtained in a similar investment company which uses available market quotations to value all of its portfolio securities. During periods of declining interest rates, the quoted yield on shares of the Funds may tend to be higher than a like computation made by a fund with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio instruments. Thus, if the use of amortized cost by a Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher yield if he or she purchased shares of the Fund on that day, than would result from investment in a fund utilizing solely market values, and existing investors in the Fund would receive less investment income. The converse would apply in a period of rising interest rates.

The Trustees have established procedures designed to stabilize, to the extent reasonably possible, each Fund's price per share as computed for the purpose of sales and redemptions at $1.00. Such procedures include review of each Fund's portfolio by the Trustees, at such intervals as they deem appropriate, to determine whether such Fund's net asset value calculated by using available market quotations (or an appropriate substitute which reflects market conditions) deviates from $1.00 per share based on amortized cost, as well as review of the methods used to calculate the deviation. If such deviation exceeds 1/2 of 1%, the Trustees will promptly consider what action, if any, will be initiated. In the event the Trustees determine that a deviation exists which may result in material dilution or other unfair results to investors or existing shareholders, they will take such corrective action as they regard to be necessary and appropriate, including the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding part or all of dividends or payment of distributions from capital or capital gains; redemptions of shares in kind; or establishing a net asset value per share by using available market quotations or equivalents. In addition, in order to stabilize the net asset value per share at $1.00 the Trustees have the authority (1) to reduce or increase the number of shares outstanding on a pro rata basis, and (2) to offset each shareholder's pro rata portion of the deviation between the net asset value per share and $1.00 from the shareholder's accrued dividend account or from future dividends. Each Fund may hold cash for the purpose of stabilizing its net asset value per share. Holdings of cash, on which no return is earned, would tend to lower the yield on such Fund's shares.

In order to continue to use the amortized cost method of valuation each Fund's investments, including repurchase agreements, must be U.S. dollar-denominated instruments which the Trustees determine present minimal credit risks and which are at the time of acquisition rated by the requisite number of NRSROs in one of the two highest short-term rating categories or, in the case of any instrument that is not so rated, of comparable quality as determined by GSAM. Also, each Fund must maintain a dollar-weighted average portfolio maturity (not more than ninety (90) days) appropriate to its objective of maintaining a stable net asset value of $1.00 per share and may not purchase any instrument with a remaining maturity of more than thirteen (13) months. However, a Fund may also, consistent with the provisions of the above-mentioned rule, invest in securities with a stated maturity of more than thirteen (13) months, if (i) the security is a floating or variable rate security with certain demand and interest rate reset features and (ii) the security, except in the case of Tax-Free Fund and Municipal Fund, is a First Tier Security.

The proceeds received by each Fund for each issue or sale of its shares, and all net investment income, realized and unrealized gain and proceeds thereof, subject only to the rights of creditors, will be specifically allocated to such Fund and constitute the underlying assets of that Fund. The underlying assets of each Fund will be segregated on the books of account, and will be charged with the liabilities in respect to that Fund and with a share of the general liabilities of the Trust. Expenses are allocated in proportion to the net asset values of the respective Funds except where allocations of direct expenses can otherwise be fairly made. In addition, within each Fund, FST Shares, FST Administration Shares, FST Service Shares and FST Preferred Shares (if any) will be subject to different expense structures (see "Organization and Capitalization").


                                  REDEMPTIONS

The Trust may suspend the right of redemption of shares of a Fund and may postpone payment for any period: (i) during which the New York Stock Exchange is closed for regular trading other than customary weekend and holiday closings or during which trading on the New York Stock Exchange is restricted, (ii) when the SEC determines that a state of emergency exists which may make payment or transfer not reasonably practicable, (iii) as the SEC may by order permit for the protection of the shareholders of the Trust or (iv) at any other time when the Trust may, under applicable laws and regulations, suspend payment on the redemption of the Fund's shares.

The Trust agrees to redeem shares of each Fund solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90-day period for any one shareholder. The Trust reserves the right to pay other redemptions, either total or partial, by a distribution in kind of securities (instead of cash) from a Fund's portfolio. The securities distributed in such a distribution would be valued at the same value as that assigned to them in calculating the net asset value of the shares being redeemed. If a shareholder receives a distribution in kind, he or she should expect to incur transaction costs when he or she converts the securities to cash.

A FST shareholder of any Fund with balances in excess of $100 million may elect to have a special account with State Street for the purpose of redeeming shares from its account in that Fund by check. When State Street receives a completed signature card and authorization form, the shareholder will be provided with a supply of checks. Checks drawn on this account may be payable to the order of any person in any amount of $500 or more, but cannot be certified. The payee of the check may cash or deposit it like any other check drawn on a bank. When such a check is presented to State Street for payment, a sufficient number of full and fractional shares will be redeemed to cover the amount of the check. Cancelled checks will be returned to the shareholder by

State Street. The Trust and Goldman Sachs each reserves the right to waive the minimum requirement.

The check redemption privilege enables a shareholder to receive the dividends declared on the shares to be redeemed until such time as the check is processed. Because of this feature, the check redemption privilege may not be used for a complete liquidation of an account. If the amount of a check is greater than the value of shares held in the shareholder's account, the check will be returned unpaid, and the shareholder may be subject to extra charges.

Goldman Sachs reserves the right to impose conditions on, limit the availability of or terminate the check redemption privilege at any time with respect to a particular shareholder or Service Organization in general. The Trust and State Street reserve the right at any time to suspend the check redemption privilege and intend to do so in the event that federal legislation or regulations impose reserve requirements or other restrictions deemed by the Trustees to be adverse to the interests of the Funds.


                        CALCULATION OF YIELD QUOTATIONS

Each Fund's yield quotations are calculated in accordance with a standard method prescribed by the rules of the SEC. Under this method, the yield quotation is based on a hypothetical account having a balance of exactly one share at the beginning of a seven-day period.

Yield, effective yield and tax equivalent yield are calculated separately for each class of a Fund's shares. Each class of shares is subject to different fees and expenses and, consequently, may have differing yields for the same period.

The yield quotation is computed as follows: the net change, exclusive of capital changes (i.e., realized gains and losses from the sale of securities and unrealized appreciation and depreciation), in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the base period is determined by dividing the net change in value by the value of the account at the beginning of the base period. This base period return is then multiplied by 365/7 with the resulting yield figure carried to the nearest 100th of 1%. Such yield quotation shall take into account all fees that are charged to a Fund.

Each Fund also may advertise a quotation of effective yield for a seven (7) calendar day period. Effective yield is computed by compounding the unannualized base period return determined as in the preceding paragraph by adding one (1) to that return, raising the sum to the 365/7 power and subtracting one from the result, according to the following formula:

            Effective Yield=[(base period return + 1)/365/7/] - 1.

Treasury Instruments, Federal, Tax-Free and Municipal Funds may also advertise a tax-equivalent yield which is computed by dividing that portion of a Fund's yield (as computed above) which is tax-exempt by one minus a stated income tax rate and adding the quotient to that portion, if any, of the yield of the Fund that is not tax-exempt.

Unlike bank deposits or other investments which pay a fixed yield or return for a stated period of time, the return for a Fund will fluctuate from time to time and does not provide a basis for determining future returns. Return is a function of portfolio quality, composition, maturity and market conditions as well as the expenses allocated to a Fund. The return of each Fund may not be comparable to other investment alternatives because of differences in the foregoing variables and differences in the methods used to value portfolio securities, compute expenses and calculate return.


The yield, effective yield and tax-equivalent yield of each Fund, with respect to FST Shares, FST Administration Shares, FST Service Shares and FST Preferred Shares for the seven-day period ended June 30, 1997 were as follows:




                                               Effective Tax-Equivalent
                                    Yield        Yield       Yield
                                  --------------------------------------
Prime Obligations Fund:
     FST Shares                        5.52            5.67    N/A
     FST Administration Shares         5.27            5.42    N/A
     FST Service Shares                5.02            5.17    N/A
     FST Preferred Shares              5.42            5.57    N/A

Money Market Fund:
     FST Shares                        5.57            5.73    N/A
     FST Administration Shares         5.32            5.48    N/A
     FST Service Shares                5.07            5.23    N/A
     FST Preferred Shares              5.47            5.63    N/A

Treasury Obligations Fund:
     FST Shares                        5.39            5.54    N/A
     FST Administration Shares         5.14            5.29    N/A
     FST Service Shares                4.89            5.04    N/A
     FST Preferred Shares              5.29            5.44    N/A

Treasury Instruments Fund:
     FST Shares                        5.01            5.14    N/A
     FST Administration Shares         4.76            4.89    N/A
     FST Service Shares                4.51            4.64    N/A
     FST Preferred Shares              4.91            5.04    N/A

Government Fund:
     FST Shares                        5.44            5.59    N/A
     FST Administration Shares         5.19            5.34    N/A
     FST Service Shares                4.94            5.09    N/A
     FST Preferred Shares              5.34            5.49    N/A

Federal Fund:
     FST Shares                   5.42  5.57   N/A
     FST Administration Shares    5.17  5.32   N/A
     FST Service Shares           4.92  5.07   N/A
     FST Preferred Shares         5.32  5.47   N/A

Tax-Free Fund:
     FST Shares                   3.87  3.95  6.41
     FST Administration Shares    3.62  3.70  5.99
     FST Service Shares           3.37  3.45  5.58
     FST Preferred Shares         3.77  3.85  6.24


The information set forth in the foregoing table reflects certain fee reductions and expense limitations voluntarily agreed to by the Adviser. See "The Adviser, Distributor and Transfer Agent." In the absence of such fee reductions, the yield, effective yield and the tax-equivalent yield of each Fund for the same period would have been as follows:


                                         Effective  Tax-Equivalent
                                  Yield    Yield        Yield
                                  --------------------------------
Prime Obligations Fund:
     FST Shares                    5.47       5.62             N/A
     FST Administration Shares     5.22       5.37             N/A
     FST Service Shares            4.97       5.12             N/A
     FST Preferred Shares          5.37       5.52             N/A

Money Market Fund:
     FST Shares                    5.53       5.68             N/A
     FST Administration Shares     5.28       5.43             N/A
     FST Service Shares            5.03       5.18             N/A
     FST Preferred Shares          5.43       5.58             N/A

Treasury Obligations Fund:
     FST Shares                    5.34       5.48             N/A
     FST Administration Shares     5.09       5.23             N/A
     FST Service Shares            4.84       4.98             N/A
     FST Preferred Shares          5.24       5.38             N/A

Treasury Instruments Fund:
     FST Shares                    4.86       4.98             N/A
     FST Administration Shares     4.61       4.73             N/A
     FST Service Shares            4.36       4.48             N/A
     FST Preferred Shares          4.76       4.88             N/A

Government Fund:
     FST Shares                    5.40       5.54             N/A
     FST Administration Shares     5.15       5.29             N/A
     FST Service Shares            4.90       5.04             N/A
     FST Preferred Shares          5.30       5.44             N/A

Federal Fund:
     FST Shares                    5.31       5.45             N/A
     FST Administration Shares     5.06       5.20             N/A
     FST Service Shares            4.81       4.95             N/A
     FST Preferred Shares          5.21       5.35             N/A

Tax-Free Fund:
     FST Shares                    3.83       3.90            6.34
     FST Administration Shares     3.58       3.65            5.93
     FST Service Shares            3.33       3.40            5.51
     FST Preferred Shares          3.73       3.80            6.18

The quotations of tax-equivalent yield set forth above for the seven-day period ended June 30, 1997 are based on a federal marginal tax rate of 39.6%.


From time to time any Fund may publish an indication of its past performance as measured by independent sources such as (but not limited to) Lipper Analytical Services, Incorporated, Weisenberger Investment Companies Service, Donoghue's Money Fund Report, Barron's, Business Week, Changing Times, Financial World, Forbes, Money, Morningstar Mutual Funds, Micropal, Person al Investor, Sylvia Porter's Personal Finance, and The Wall Street Journal.

The Trust may also advertise information which has been provided to the NASD for publication in regional and local newspapers. In addition, the Trust may from time to time advertise a Fund's performance relative to certain indices and benchmark investments, including (without limitation): inflation and interest rates, certificates of deposit (CDs), money market deposit accounts (MMDAs), checking accounts, savings accounts and repurchase agreements. The Trust may also compare a Fund's performance with that of other mutual funds with similar investment objectives.

The composition of the investments in such mutual funds, comparative indices and the characteristics of such benchmark investments are not identical to, and in some cases are very different from, those of a Fund's portfolio. Indices and averages are generally unmanaged and the items included in the calculations of such indices and averages may not be identical to the formulas used by a Fund to calculate its performance data.

A Fund's performance data will be based on historical results and is not intended to indicate future performance. A Fund's performance will vary based on market conditions, portfolio expenses, portfolio investments and other factors. Return for a Fund will fluctuate unlike certain bank deposits or other investments which pay a fixed yield of return.

The Trust may also, at its discretion, from time to time make a list of a Fund's holdings available to investors upon request. The Trust may from time to time summarize the substance of discussions contained in shareholder reports in advertisements and publish the Adviser's views as to markets, the rationale for a Fund's investments and discussions of a Fund's current holdings.

In addition, from time to time, quotations from articles from financial and other publications, such as those listed above, may be used in advertisements, sales literature and in reports to shareholders.

In addition, from time to time, advertisements or information may include a discussion of asset allocation models developed or recommended by GSAM and/or its affiliates, certain attributes or potential benefits to be derived from asset allocation strategies and the Goldman Sachs mutual funds that may form part of such an asset allocation strategy. Such advertisements and information may also include a discussion of GSAM's current economic outlook and domestic and international market views and recommend periodic tactical modifications to current asset allocation strategies. Such advertisements and information may also highlight or summarize the services that GSAM and/or its affiliates provide in support of an asset allocation program.


                                TAX INFORMATION

Each Fund has qualified and has elected or intends to qualify and elect to be treated as a separate regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Such qualification does not involve supervision of management or investment practices or policies by any governmental agency or bureau.


In order to qualify as a regulated investment company, each Fund must, among other things, (a) derive at least 90% oh its gross income for the taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock or securities or certain other investments (the "90% test"); (b) derive less than 30% of its gross income for the taxable year from the sale or other disposition of stock, securities or certain other investments held less than three months (effective for taxable years beginning after August 4, 1997, recently enacted federal tax legislation -- the Taxpayer Relief Act of 1997 (the "TRA") -- repeals this requirement); and (c) diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the market value of the Fund's total (gross) assets is represented by cash and cash items (including receivables), U.S. Government securities, securities of other regulated investment companies and other securities limited, in respect of any one issuer, to an amount not greater in value than 5% of the value of the Fund's total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund's total (gross) assets is invested in the securities (other than U.S. Government securities and securities of other regulated investment companies) of any one issuer or two or more issuers controlled by the Fund and engaged in the same, similar or related trades or businesses. For purposes of these requirements, participation interests will be treated as securities, and the issuer will be identified on the basis of the market risk and credit risk associated with any particular interest. Certain payments received with respect to such interests, such as commitment fees and certain facility fees, may not be treated as income qualifying under the 90% test.

Each Fund, as a regulated investment company, will not be subject to federal income tax on any of its net investment income and net realized capital gains that are distributed to shareholders with respect to any taxable year in accordance with the Code's timing and other requirements, provided that the Fund distributes at least 90% of its investment company taxable income (generally, all of its net taxable income other than "net capital gain," which is the excess of net long-term capital gain over net short-term capital loss) for such year, and in the case of any Fund that earns tax-exempt interest, at least 90% of the excess of the tax-exempt interest it earns over certain disallowed deductions.
A Fund will be subject to federal income tax at regular corporate rates on any investment company taxable income or net capital gain that it does not distribute for a taxable year. In order to avoid a nondeductible 4% federal excise tax, a Fund must distribute (or be deemed to have distributed) by December 31 of each calendar year at least 98% of its taxable ordinary income for such year, at least 98% of the excess of its capital gains over its capital losses (generally computed on the basis of the one-year period ending on October 31 of such year), and all taxable ordinary income and the excess of capital gains over capital losses for the previous year that were not distributed in such year and on which the Fund paid no federal income tax.

Dividends paid by a Fund from taxable net investment income (including income attributable to accrued market discount and a portion of the discount on certain stripped tax-exempt obligations and their coupons) and the excess of net short-term capital gain over net long-term capital loss will be treated as ordinary income in the hands of shareholders. Such distributions will not qualify for the corporate dividends-received deduction. Dividends paid by a Fund from the excess of net long-term capital gain (if any) over net short-term capital loss are taxable to shareholders as long-term capital gain, regardless of the length of time the shares of a Fund have been held by such shareholders, and also will not qualify for the corporate dividends-received deduction. A Fund's net realized capital gains for a taxable year are computed by taking into account any capital loss carryforward of that Fund. At December 31, 1996, the Funds had approximately the following amounts of capital loss carry forwards:

                                         Years of
                              Amount    Expiration
                              ------    ----------

Tax Free Money Market Fund    $13,000       2004

Distributions paid by Tax-Free Fund or Municipal Fund from tax-exempt interest received by it and properly designated as "exempt-interest dividends" will generally be exempt from regular federal income tax, provided that at least 50% of the value of the applicable Fund's total assets at the close of each quarter of its taxable year consists of tax-exempt obligations, i.e., obligations described in Section 103(a) of the Code (not including ing shares of other regulated investment companies that may pay exempt-interest dividends, because such shares are not treated as tax-exempt obligations for this purpose). Distributions paid by the other Funds from any tax-exempt interest they may receive will not be tax-exempt, because they will not satisfy the 50% requirement described in the preceding sentence. A portion of any tax-exempt distributions attributable to interest on certain "private activity bonds", if any, received by a Fund may constitute tax preference items and may give rise to, or increase liability under, the alternative minimum tax for particular shareholders. In addition, tax-exempt distributions of a Fund may be considered in computing the "adjusted current earnings" preference item of its corporate shareholders in determining the corporate alternative minimum tax. To the extent that a Fund invests in certain short-term instruments, including repurchase agreements, the interest on which is not exempt from federal income tax, or earns other taxable income any distributions of income from such investments or other taxable income will be taxable to shareholders as ordinary income. All or substantially all of any interest on indebtedness incurred directly or indirectly to purchase or carry shares of Tax-Free Fund or Municipal Fund will generally not be deductible. The availability of tax-exempt obligations and the value of these Funds may be affected by restrictive tax legislation enacted in recent years.

In purchasing municipal obligations, Tax-Free Fund and Municipal Fund each relies on opinions of nationally-recognized bond counsel for each issue as to the excludability of interest on such obligations from gross income for federal income tax purposes. Each Fund does not undertake independent investigations concerning the tax-exempt status of such obligations, nor does it guarantee or represent that bond counsels' opinions are correct.

Distributions of net investment income and net realized capital gains will be taxable as described above, whether received in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis in each share so received equal to the amount of cash they would have received had they elected to receive cash.


Money Market Fund and/or Premium Fund may be subject to foreign withholding or other foreign taxes with respect to its investments in certain securities of foreign entities. These taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties in some cases, and the applicable Fund intends to satisfy any procedural requirements to qualify for benefits under these treaties. Although neither Fund anticipates that more than 50% of the value of its total assets at the close of a taxable year will be composed of securities of foreign corporations, if the 50% requirement were satisfied by either Fund, that Fund could make an election under Code Section 853 to permit its shareholders to claim a credit or deduction on their federal income tax returns for their pro rata portion of qualified taxes paid by the Fund in foreign countries. In the event such an election is made, shareholders will be required to include their pro rata share of such taxes in gross income and may be entitled to claim a foreign tax credit or deduction with respect to such taxes, subject to certain limitations under the Code. Shareholders who are precluded from taking such credits or deductions will nevertheless be taxed on their pro rata share of the foreign taxes included in their gross income, unless they are otherwise exempt from federal income tax.


Each Fund will be required to report to the Internal Revenue Service all taxable distributions, except in the case of certain exempt shareholders. Under the backup withholding provisions of Code Section 3406, all such distributions may be subject to withholding of federal income tax at the rate of 31% in the case of nonexempt shareholders who fail to furnish the Fund with their taxpayer identification number and with certain certifications required by the Internal Revenue Service or if the Internal Revenue Service or a broker notifies a Fund that the number furnished by the shareholder is incorrect or that the shareholder is subject to backup withholding as a result of failure to report interest or dividend income. However, any taxable distributions from Tax-Free Fund or Municipal Fund will not be subject to backup withholding if the applicable Fund reasonably estimates that at least 95% of its distributions will be exempt interest dividends. Each Fund may refuse to accept an application that does not contain any required taxpayer identification number or certification that the number provided is correct, if applicable, or that the investor is an exempt recipient. If the withholding provisions are applicable, any such distributions, whether taken in cash or reinvested in shares, will be reduced by the amounts required to be withheld. Investors may wish to consult their tax advisers about the applicability of the backup withholding provisions.



Redemptions (including exchanges) and other dispositions of Fund shares in transactions that are treated as sales for tax purposes will generally not result in taxable gain or loss, provided that the Funds successfully maintain a constant net asset value per share. Shareholders should consult their own tax advisers with reference to their particular circumstances to determine whether a redemption, exchange or other disposition of Fund shares is properly treated as a sale for tax purposes.

All distributions (including exempt-interest dividends) whether received in shares or cash, must be reported by each shareholder who is required to file a federal income tax return. The Funds will inform shareholders of the federal income tax status of their distributions after the end of each calendar year, including, in the case of the Tax-Free Fund and the Municipal Fund, the amounts that qualify as exempt-interest dividends and any portions of such amounts that constitute tax preference items under the federal alternative minimum tax. Shareholders who received exempt-interest dividends and have not held their shares of the applicable Fund for its entire taxable year may have designated as tax-exempt or as a tax preference item a percentage of their distributions which is not exactly equal to a proportionate share of the amount of tax-exempt interest or tax preference income earned during the period of their investment in such Fund. Each shareholder should consult his or her own tax adviser to determine the tax consequences of an investment in the Fund in the shareholder's own state and locality.

Different tax treatment, including penalties on certain excess contributions and deferrals, certain pre-retirement and post-retirement distributions, and certain prohibited transactions is accorded to accounts maintained as qualified retirement plans. Shareholders should consult their tax advisers for more information.

The foregoing discussion relates solely to U.S. federal income tax law as it applies to U.S. persons (i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts and estates) subject to tax under such law. The discussion does not address special tax rules applicable to certain classes of investors, such as tax-exempt entities, insurance companies and financial institutions. Each shareholder who is not a U.S. person should consult his or her tax adviser regarding the U.S. and non-U.S. tax consequences of ownership of shares of a Fund, including the possibility that such a shareholder may be subject to a U.S. nonresident alien withholding tax at a rate of 30% (or at a lower rate under an applicable U.S. income tax treaty) on certain distributions from a Fund and, if a current IRS Form W-8 or acceptable substitute is not on file with the Fund, may be subject to backup witholding on certain payments.

The Funds may be subject to state or local taxes in jurisdictions in which the Funds may be deemed to be doing business. In addition, in those states or localities which have income tax laws, the treatment of a Fund and its shareholders under such laws may differ from their treatment under federal income tax laws, and investment in the Funds may have tax consequences for shareholders different from those of a direct investment in the Funds' securities. Shareholders should consult their own tax advisers concerning these matters. For example, in such states or localities it may be appropriate for shareholders to review with their tax advisers the state income and, if applicable, intangible property tax consequences of investments by the Funds in securities issued by the particular state or the U.S. Government or its various agencies or instrumentalities, because many states exempt from personal income tax distributions by regulated investment companies from interest on obligations of the particular state or on direct U.S. Government obligations and/or exempt from intangible property tax the value of the shares of such companies attributable to such obligations, subject to certain state-specific requirements and/or limitations.

This discussion of the tax treatment of the Funds and their shareholders is based on the tax laws in effect as of the date of this Statement of Additional Information, which are subject to change either prospectively or retroactively.

                        ORGANIZATION AND CAPITALIZATION

The Funds were reorganized from series of a Massachusetts business trust as part of Goldman Sachs Trust, a Delaware business trust, under a Declaration of Trust dated January 28, 1997 on April 30, 1997.

The Act requires that where more than one class or series of shares exists, each class or series must be preferred over all other classes or series in respect of assets specifically allocated to such class or series. The Trustees also have authority to classify and reclassify any series of shares into one or more classes of shares. As of the date of this Statement of Additional Information, the Trustees have authorized the issuance of up to four classes of shares of each of the Funds: FST Shares, FST Service Shares, FST Administration Shares and FST Preferred Shares.

Each FST Share, FST Administration Share, FST Service Share and FST Preferred Share of a Fund represents a proportionate interest in the assets belonging to such Fund. It is contemplated that most shares will be held in the accounts of which the record owner is a bank or other institution acting, directly or through an agent, as nominee for its customers who are the beneficial owners of the shares or another organization designated by such bank or institution. FST Shares may be purchased for accounts held in the name of an investor or institution that is not compensated by the Fund for services provided to the institution's investors. FST Administration Shares may be purchased for accounts held in the name of an institution that provides certain account administration services to its customers, including maintenance of account records and processing orders to purchase, redeem and exchange FST Administration Shares. FST Administration Shares of a Fund bear the cost of administration fees at the annual rate of up to .25 of 1% of the average daily net assets of such Shares. FST Preferred Shares may be purchased for accounts held in the name of an institution that provides certain account administration services to its customers, including acting directly or through an agent, as the sole shareholder of record, maintaining account records of its customers and processing orders to purchase, redeem and exchange FST Preferred Shares. FST Preferred Shares of a Fund bear the cost of preferred administration fees at an annual rate of up to 0.10% of the average daily net assets of such shares. FST Service Shares may be purchased for accounts held in the name of an institution that provides certain account administration and shareholder liaison services to its customers, including maintenance of account records, processing orders to purchase, redeem and exchange FST Service Shares, responding to customer inquiries and assisting customers with investment procedures. FST Service

Shares of a Fund bear the cost of service fees at the annual rate of up to 0.50% of the average daily net assets of such shares.

It is possible that an institution or its affiliates may offer different classes of shares (i.e., FST Shares, FST Administration Shares, FST Service Shares or FST Preferred Shares) to its customers and thus receive different compensation with respect to different classes of shares of each Fund. In the event a Fund is distributed by sales persons or any other persons, they may receive different compensation with respect to different classes of shares of a Fund. FST Administration Shares, FST Preferred Shares and FST Service Shares each have certain exclusive voting rights on matters relating to their respective plans. Shares of each class may be exchanged only for shares of the same class in another Fund. Except as described above, the four classes of shares are identical. Certain aspects of the shares may be altered, after advance notice to shareholders, if it is deemed necessary in order to satisfy certain tax regulatory requirements.

When issued shares are fully paid and non-assessable. In the event of liquidation, shareholders are entitled to share pro rata in the net assets of the applicable class of the relevant Fund available for distribution to such shareholders. All shares entitle their holders to one vote per share, are freely transferable and have no preemptive subscription or conversion rights.


As of the date of this Statement of Additional Information, no shares of Municipal Fund and Premium Fund were outstanding.


As of August 8, 1997, the entities noted below may have owned beneficially 5% or more of the outstanding shares of Prime Obligations Fund: Commerce Bank of Kansas City, P.O. Box 419248, BB41, Kansas City, MO 64141 (11.32%), and Citicorp Trust NA as Custodian, 400 Royal Palm Way, Palm Beach, FL 33480 (7.26%). As of August 8, 1997, the entities noted below may have owned beneficially 5% or more of the outstanding shares of Money Market Fund: Account # 3814308002, 600 Third Avenue, New York, NY 10016 (9.14%), and Citicorp Trust NA as Custodian, 400 Royal Palm Way, Palm Beach, FL 33480 (5.59%). As of August 8, 1997, the entities noted below may have owned beneficially 5% or more of the outstanding shares of Premium Money Market Fund: The Northwestern Mutual Life Insurance Co., 720 E. Wisconsin Ave., Milwaukee, WI 53202-4703 (16.78%), National City Bank, P.O. Box 5756, Cleveland, OH 44101-0756 (32.86%), MGIC, P.O. Box 297,
Milwaukee, WI 53201 (16.78%), Clark Refining & Marketing Inc., 8182 Maryland Ave., F1 6, St. Louis, MO 63105 (16.78%), and Burlington Resourc es, Inc., 5051 Westheimer, Ste. 1400, Houston, TX 77056 (16.78%). As of August 8, 1997, the entities noted below may have owned beneficially 5% or more of the outstanding shares of Treasury Obligations Fund: Commerce Bank of Kansas City, NA, PO Box 248, Kansas City, MO 64141 (9.44%), Associated Bank, P.O. Box 1007, Neehah, WI (6.66%), and Fulton Bank, P.O. Box 3215, Lancaster, PA 17604 (5.98%). As of August 8, 1997,
the entities noted below may have owned beneficially 5% or more of the outstanding shares of Government Fund: Chicago Trust Company, 171 N. Clark St., Chicago, IL 60601 (13.89%), Mellon Bank, Three Mellon Bank Center, Pittsburgh, PA 15258 (7.01%), Security Trust Company, P.O. Box 1589, San Diego, CA 92112-1589 (5.66%), Burlington Resources, Inc., 5051 Westheimer, Ste. 1400, Houston, TX 77056 (5.50%), AMBAC Capital Management Inc., 300 Nyala Farms Road, Westport, CT 06880 (5.50%) and @ Entertainment, Inc., One Commercial Plaza, Hartford, CT 06103 (5.49%). As of August 8, 1997, the entities noted below may have owned beneficially 5% or more of the outstanding shares of Tax-Free Fund: Mercantile Bank of St. Louis, N.A., Mandell & Company, P.O. Box 387 aaai, St. Louis, MO 63101 (6.74%), Reliance Trust Company, P.O. Box 48449, Atlanta, GA 30362 (7.39%), International Paper Trustees, 2 Manhattanville Road, Purchase, NY 10577 (6.39%), Commerce Bank of Kansas City, P.O. Box 248, Kansas City, MO 64141 (12.48%) and Summit Bank, P.O. Box 821, Hackensack, NJ 07602 (6.32%). As of August 8, 1997, the entities noted below may have owned beneficially 5% or more of the outstanding shares of Federal Fund: Commerce Bank of Kansas City, P.O. Box 419248, BB4-1, Kansas City, MO 64141 (7.37%), First National Bank of Southwestern Ohio, P.O. Box 476, Hamilton, OH 45012 (6.90%), Mercantile Bank of St. Louis, N.A., Mandell & Company, P.O. Box 387 MPO, St. Louis, MO 63101 (5.31%), United National Bank-WV, Parbanc Co., 514 Market St., Parkersburg, WV 26101 (6.66%), Louisville Gas & Electric Co., P.O. Box 32030, Louisville, KY 40232 (5.39%), and A.G. Edwards Trust Company, P.O. Box 66734, St. Louis, MO 63166 (6.26%). As of August 8, 1997, the entities noted below may have owned beneficially 5% or more of the outstanding shares of Treasury Instruments Fund:
Central Bank & Trust Co., CEBANTCO, P.O. Box 1360, Lexington, KY 40590 (9.45%), Harris Trust & Savings Bank, 200 W. Monroe Street, Fl. 12, Chicago, IL 60606 (35.04%), Northern Capital Trust of Fargo, P.O. Box 829, Fargo, ND 58102 (8.26%), William Harris Investors, Inc., 2 N. LaSalle Street, Ste. 400, Chicago, IL 60602 (17.00%), Guaranty Bank & Trust Co., Haws & Co., P.O. Box 5847, Denver, CO 80217 (7.85%), and A.G. Edwards Trust Company, P.O. Box 66734, St. Louis, MO 63166 *6.37%).

Rule 18f-2 under the Act provides that any matter required to be submitted by the provisions of the Act or applicable state law, or otherwise, to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each class or series affected by such matter. Rule 18f-2 further provides that a class or series shall be deemed to be affected by a matter unless the interests of each class or series in the matter are substantially identical or the matter does not affect any interest of such class or series. However, Rule 18f-2 exempts the selection of independent public accountants, the approval of principal distribution contracts and the election of directors from the separate voting requirements of Rule 18f-2.

The Trust is not required to hold annual meetings of shareholders and does not intend to hold such meetings. In the event that a meeting of shareholders is held, each share of the Trust will be entitled, as determined by the Trustees, either to one vote for each share or to one vote for each dollar of net asset value represented by such shares on all matters presented to shareholders including the election of Trustees (this method of voting being referred to as "dollar based voting"). However, to the extent required by the Act or otherwise determined by the Trustees, series and classes of the Trust will vote separately from each other. Shareholders of the Trust do not have cumulative voting rights in the election of Trustees. Meetings of shareholders of the Trust, or any series or class thereof, may be called by the Trustees, certain officers or upon the written request of holders of 10% or more of the shares entitled to vote at such meetings. The shareholders of the Trust will have voting rights only with respect to the limited number of matters specified in the Declaration of Trust and such other matters as the Trustees may determine or may be required by law.

The Declaration of Trust provides for indemnification of Trustees, officers and agents of the Trust unless the recipient is adjudicated (i) to be liable by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office or (ii) not to have acted in good faith in the reasonable belief that such person's actions were in the best interest of the Trust. The Declaration of Trust provides that, if any shareholder or former shareholder of any series is held personally liable solely by reason of being or having been a shareholder and not because of the shareholder's acts or omissions or for some other reason, the shareholder or former shareholder (or heirs, executors, administrators, legal representatives or general successors) shall be held harmless from and indemnified against all loss and expense arising from such liability. The Trust acting on behalf of any affected series, must, upon request by such shareholder, assume the defense of any claim made against such shareholder for any act or obligation of the series and satisfy any judgment thereon from the assets of the series.

The Declaration of Trust permits the termination of the Trust or of any series or class of the Trust (i) by a majority of the affected shareholders at a meeting of shareholders of the Trust, series or class; or (ii) by a majority of the Trustees without shareholder approval if the Trustees determine that such action is in the best interest of the Trust or its shareholders. The factors and events that the Trustees may take into account in making such determination include (i) the inability of the Trust or any successor series or class to maintain its assets at an appropriate size; (ii) changes in laws or regulations governing the Trust, series or class or affecting assets of the type in which it invests; or (iii) economic developments or trends having a significant adverse impact on their business or operations.

The Declaration of Trust authorizes the Trustees without shareholder approval to cause the Trust, or any series thereof, to merge or consolidate with any corporation, association, trust or other organization or sell or exchange all or substantially all of the property belonging to the Trust or any series thereof. In addition, the Trustees, without shareholder approval, may adopt a master-feeder structure by investing all or a portion of the assets of a series of the Trust in the securities of another open-end investment company.

The Declaration of Trust permits the Trustees to amend the Declaration of Trust without a shareholder vote. However, shareholders of the Trust have the right to vote on any amendment (i) that would affect the voting rights of shareholders,
(ii) that is required by law to be approved by shareholders; (iii) that would amend the voting provisions of the Declaration of Trust; or (iv) that the Trustees determine to submit to shareholders.

The Trustees may appoint separate Trustees with respect to one or more series or classes of the Trust's shares (the "Series Trustees"). Series Trustees may, but are not required to, serve as Trustees of the Trust or any other series or class of the Trust. The Series Trustees have, to the exclusion of any other Trustees of the Delaware Trust, all the powers and authorities of Trustees under the Trust Instrument with respect to any other series or class.

SHAREHOLDER AND TRUSTEE LIABILITY
---------------------------------

Under Delaware law, the shareholders of the Funds are not generally subject to liability for the debts or obligations of the Trust. Similarly, Delaware law provides that a series of the Trust will not be liable for the debts or obligations of any other series of the Trust. However, no similar statutory or other authority limiting business trust shareholder liability exists in many other states. As a result, to the extent that a Delaware business trust or a shareholder is subject to the jurisdiction of courts of such other states, the courts may not apply Delaware law and may thereby subject the Delaware business trust shareholders to liability. To guard against this risk, the Declaration of Trust contains express disclaimer of shareholder liability for acts or obligations of a Fund. Notice of such disclaimer will normally be given in each agreement, obligation or instrument entered into or executed by a Fund or the Trustees. The Declaration of Trust provides for indemnification by the relevant Fund for all loss suffered by a shareholder as a result of an obligation of the Fund. The Declaration of Trust also provides that a Fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Fund and satisfy any judgment thereon. In view of the above, the risk of personal liability of shareholders is remote.

In addition to the requirements under the Declaration of Trust, the Trust provides that shareholders may bring a derivative action on behalf of the Trust only if the following conditions are met: (a) shareholders eligible to bring such derivative action under Delaware law who hold at least 10% of the outstanding shares of the Fund, or 10% of the outstanding shares of the class to which such action relates, shall join in the request of the Trustees to commence such action; and (b) the Trustees may be afforded a reasonable amount of time to consider such shareholder request and to investigate the basis and to employ other advisers in considering the merit of the request and shall require an undertaking by the shareholders making such request to reimburse the Fund for the expense of any such advisers in the event that the Trustees determine not to bring such action.

The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

                           CUSTODIAN AND SUBCUSTODIAN

State Street Bank and Trust Company ("State Street") has been retained to act as custodian of the Funds' assets and, in that capacity, maintains the accounting records and calculates the daily net asset value per share of each Fund. Its mailing address is P.O. Box 1713, Boston, MA 02105. State Street has appointed The Northern Trust Company, 50 South LaSalle Street, Chicago, Illinois 60675 as subcustodian to hold cash and certain securities purchased by the Funds.


                            INDEPENDENT ACCOUNTANTS

Arthur Andersen LLP, independent public accounts, One International Place, 100 Oliver Street, Boston, Massachusetts 02110, have been selected as auditors of the Trust. In addition to audit services, Arthur Andersen LLP prepares each Fund's federal and state tax returns, and provides consultation and assistance on accounting, internal control and related matters.


                              FINANCIAL STATEMENTS

The Financial Statements of the Funds then in existence and conducting investment operations, including the Statements of Investments as of December 31, 1996, the Statements of Assets and Liabilities as of December 31, 1996, the related Statements of Operations for the period then ended, the Statements of Changes in Net Assets, the Financial Highlights for the periods presented, the Notes to the Financial Statements, and the Report of

Independent Public Accountants, all of which are included in the December 31, 1996 Annual Report to the shareholders, are attached hereto and incorporated by reference into this Statement of Additional Information. Unaudited financial statements for each fund for the six months ended June 30, 1997 are also attached hereto and incorporated by reference into this Statement of Additional Information.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
GOLDMAN SACHS TRUST
FINANCIAL SQUARE FUNDS

--------------------------------  --------------------------------
--------------------------------  --------------------------------
TAXABLE FUNDS

FINANCIAL SQUARE PRIME OBLIGATIONS FUND. A diversified money market portfolio which invests in obligations of U.S. banks, commercial paper and other high quality, short-term obligations of U.S. companies, securities of the U.S. Government, its agencies, authorities and instrumentalities, and repurchase agreements.

FINANCIAL SQUARE MONEY MARKET FUND. A diversified money market portfolio which invests in obligations of U.S. banks and foreign banks, commercial paper and other high-quality, short-term obligations of U.S. and foreign companies payable in U.S. dollars, securities of the U.S. Government, its agencies, authorities and instrumentalities, and repurchase agreements.

FINANCIAL SQUARE TREASURY INSTRUMENTS FUND. The Fund invests in securities issued or guaranteed by the U.S. Treasury, the interest income from which is generally exempt from state income taxation.

FINANCIAL SQUARE TREASURY OBLIGATIONS FUND. Rated "AAA" by Standard & Poor's Ratings Group and "Aaa" by Moody's Investors Services, Inc., the fund invests in securities issued or guaranteed by the U.S. Treasury which are backed by the full faith and credit of the U.S. Government, and repurchase agreements collateralized by such securities.

FINANCIAL SQUARE GOVERNMENT FUND. The Fund invests in securities of the U.S. Government, its agencies, authorities and instrumentalities, and repurchase agreements collateralized by such securities.

FINANCIAL SQUARE FEDERAL FUND. The Fund invests in securities of the U.S. Government and certain of its agencies, authorities and instrumentalities, the interest income from which is generally exempt from state income taxation.

TAX-EXEMPT FUND

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND. The Fund invests in securities issued by or on behalf of states, territories and possessions of the United States, its political subdivisions, agencies, authorities, and instrumentalities, and the District of Columbia, the interest from which is exempt from federal income tax.

Statement of Investments
--------------------------------------------------------------------------------
FINANCIAL SQUARE PRIME OBLIGATIONS FUND
June 30, 1997
(Unaudited)
---------------------------------------  ---------------------------------------
---------------------------------------  ---------------------------------------

 Principal              Interest                      Maturity                       Amortized
   Amount                 Rate                          Date                            Cost
-------------------------------------------------------------------------------------------------
COMMERCIAL PAPER AND CORPORATE OBLIGATIONS--54.9%
BANK HOLDING COMPANIES
American Express Centurion Bank
$ 25,000,000              5.66%                       07/08/97                     $   25,000,000
  25,000,000              5.66                        07/14/97                         25,000,000
  25,000,000              5.66                        07/18/97                         25,000,000
Bank One Columbus, N.A.
  50,000,000              5.67                        07/01/97                         49,966,129
Bank One Texas
  75,000,000              5.47                        07/09/97                         74,942,056
BankAmerica Corp.
  50,000,000              5.34                        08/04/97                         49,747,833
Comerica Bank Detroit
  65,000,000              5.59                        07/07/97                         64,973,624
  75,000,000              5.59                        07/15/97                         74,959,297
Corestates Bank, N.A.
  30,000,000              5.65                        07/02/97                         30,000,000
FCC National Bank
  90,000,000              5.61                        07/01/97                         89,962,818
First Bank, N.A.
  65,000,000              5.59                        07/16/97                         64,965,101
  25,000,000              5.60                        07/16/97                         24,988,775
Southtrust Bank of Alabama, N.A.
 115,000,000              5.63                        07/01/97                        114,972,080
BUSINESS CREDIT INSTITUTIONS
General Electric Capital Corp.
  50,000,000              6.85                        07/01/97                         50,000,000
  50,000,000              5.72                        09/16/97                         49,405,389
  50,000,000              5.91                        11/19/97                         48,891,583
COMMERCIAL BANKS
CP Trust Certificates Series 1996-1
  85,000,000              5.67(a)                     07/01/97                         85,000,000
HOME BUILDERS
International Lease Finance Corp.
 150,000,000              5.62                        07/02/97                        149,976,583
INDUSTRIAL
Caterpillar Financial Services Corp.
  25,000,000              5.39                        08/26/97                         24,790,389
LIFE INSURANCE
Commonwealth Life Insurance Co.
  20,000,000              5.83(b)                     07/01/97                         20,000,000
Pacific Mutual Life Insurance Co.
  50,000,000              5.71(b)                     07/01/97                         50,000,000

 Principal              Interest                     Maturity                       Amortized
   Amount                 Rate                         Date                            Cost
------------------------------------------------------------------------------------------------
COMMERCIAL PAPER AND CORPORATE OBLIGATIONS
 (CONTINUED)
LIFE INSURANCE (CONTINUED)
Prudential Funding Corp.
$100,000,000              5.54%                      07/14/97                     $   99,799,944
  50,000,000              5.55                       08/18/97                         49,630,000
MOTOR VEHICLES AND EQUIPMENT
Ford Motor Credit Corp.
 100,000,000              5.35                       08/18/97                         99,286,667
RECEIVABLE/ASSET FINANCINGS
Corporate Receivables Corp.
  40,000,000              5.65                       07/02/97                         39,993,722
  25,000,000              5.63                       07/10/97                         24,964,813
  25,000,000              5.57                       09/09/97                         24,729,236
Enterprise Funding Corp.
  79,466,000              5.54                       07/08/97                         79,380,397
International Securitization Corp.
  20,000,000              5.59                       07/17/97                         19,950,311
   7,575,000              5.59                       07/24/97                          7,547,947
New Center Asset Trust
  80,000,000              5.34                       08/01/97                         79,632,133
Receivables Capital Corp.
  39,014,000              5.60                       07/02/97                         39,007,931
  39,371,000              5.60                       07/08/97                         39,328,129
  66,157,000              5.57                       07/10/97                         66,064,876
WCP Funding Corp.
  40,000,000              5.55                       07/30/97                         39,821,167
SECURITY AND COMMODITY BROKERS, DEALERS AND SERVICES
Bankers Trust Securities Corp.
  50,000,000              5.55                       07/21/97                         49,845,833
Bear Stearns Companies, Inc.
  50,000,000              5.64                       07/31/97                         49,765,000
 100,000,000              5.64                       08/18/97                         99,248,000
JP Morgan Securities, Inc.
  50,000,000              5.69                       07/15/97                         50,000,000
Merrill Lynch & Co., Inc.
  45,000,000              5.65                       07/11/97                         44,993,846
  45,000,000              5.65                       07/14/97                         44,993,860
  90,000,000              5.64                       08/11/97                         89,421,900
  50,000,000              5.70                       11/17/97                         48,899,583
Smith Barney, Inc.
  75,000,000              5.64                       08/18/97                         74,436,000
------------------------------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER AND CORPORATE OBLIGATIONS                                  $2,453,282,952
------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------
---------------------------------------  ---------------------------------------

      Principal             Interest             Maturity          Amortized
       Amount                 Rate                 Date               Cost
-------------------------------------------------------------------------------
BANK NOTES--27.4%
American Express Centurion Bank
           $ 32,000,000              5.65%              07/21/97 $   32,000,000
Amsouth Bank of Alabama, N.A.
             50,000,000              5.61               07/28/97     49,982,131
Bank One Milwaukee, N.A.
             25,000,000              5.70               07/01/97     24,996,480
             50,000,000              5.69               07/02/97     49,974,386
Comerica Bank Detroit
             50,000,000              6.00               03/27/98     49,940,225
             35,000,000              6.18               05/27/98     34,983,403
Corestates Bank, N.A.
             25,000,000              5.65               07/03/97     25,000,000
             25,000,000              5.66               07/04/97     25,000,000
             25,000,000              5.66               07/07/97     25,000,000
Corestates Capital Corp.
             25,000,000              5.65               07/23/97     25,000,000
Dakota Certificates of Standard Credit Card Master Trust
             76,585,000              5.63               07/02/97     76,573,023
             48,000,000              5.65               08/18/97     47,638,400
Fifth Third Bank of Northwestern Ohio
             50,000,000              5.55               07/10/97     49,999,876
First Bank FSB
             50,000,000              5.59               07/16/97     49,972,154
First National Bank of Boston
            150,000,000              5.50               08/04/97    150,000,000
             25,000,000              5.46               08/11/97     25,000,000
First National Bank of Chicago
             80,000,000              5.72               08/20/97     80,000,000
First National Bank of Maryland
             20,000,000              5.63(b)            07/30/97     19,998,055
Household Bank FSB
             50,000,000              5.66(b)            07/23/97     49,999,240
Huntington National Bank
             75,000,000              5.42               08/14/97     74,989,053
Morgan Guaranty Trust Co.
             60,000,000              6.02               03/25/98     59,958,943
PNC Bank, N.A.
             75,000,000              5.58               07/01/97     74,947,125
            100,000,000              5.59(b)            07/01/97     99,980,191
             25,000,000              5.59               07/21/97     24,990,377
-------------------------------------------------------------------------------
TOTAL BANK NOTES                                                 $1,225,923,062
-------------------------------------------------------------------------------

 Principal             Interest                   Maturity                     Amortized
   Amount                Rate                       Date                          Cost
----------------------------------------------------------------------------------------------
BANKERS' ACCEPTANCES--1.1%
Wachovia Bank of Georgia, N.A.
$ 50,000,000             5.54%                    07/03/97                   $   49,984,612
----------------------------------------------------------------------------------------------
TOTAL BANKERS' ACCEPTANCES                                                   $   49,984,612
----------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT--9.6%
Crestar Bank
$ 50,000,000             5.72%                    07/08/97                   $   50,000,000
First National Bank of Boston
  10,000,000             5.72                     07/07/97                       10,000,000
Morgan Guaranty Trust Co.
  75,000,000             5.91                     03/19/98                       74,979,491
Regions Bank
  60,000,000             6.00                     03/18/98                       59,991,832
Union Bank of Los Angeles
 150,000,000             5.54                     08/27/97                      150,000,000
World Savings Bank
  60,000,000             5.57                     07/07/97                       59,999,901
  25,000,000             5.61                     09/19/97                       24,997,809
----------------------------------------------------------------------------------------------
TOTAL CERTIFICATES OF DEPOSIT                                                $  429,969,033
----------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT--7.1%
Joint Repurchase Agreement Account
$315,700,000             6.01%                    07/01/97                   $  315,700,000
----------------------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENT                                                   $  315,700,000
----------------------------------------------------------------------------------------------
TOTAL INVESTMENTS                                                            $4,474,859,659(c)

--------------------------------------------------------------------------------
(a)Variable rate security-base index is either U.S. Treasury Bill, one or three month LIBOR, one month commercial paper, Federal Funds, or Prime lending rate.
(b)Variable rate master note-base index is Federal Funds.
(c)The amount stated also represents aggregate cost for federal income tax purposes.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security, the next interest reset date for floating rate securities, or the prefunded date for those types of securities.

The percentages shown for each investment category reflect the value of investments in that category as a percentage of total net assets.


The accompanying notes are an integral part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
FINANCIAL SQUARE MONEY MARKET FUND
June 30, 1997
(Unaudited)
---------------------------------------  ---------------------------------------
---------------------------------------  ---------------------------------------

 Principal              Interest                      Maturity                       Amortized
   Amount                 Rate                          Date                            Cost
-------------------------------------------------------------------------------------------------
COMMERCIAL PAPER AND CORPORATE OBLIGATIONS--54.5%
BANK HOLDING COMPANIES
American Express Centurion Bank
$ 15,000,000              5.66%                       07/08/97                     $   15,000,000
  15,000,000              5.66                        07/14/97                         15,000,000
  15,000,000              5.66                        07/18/97                         15,000,000
Bank One Columbus, N.A.
  50,000,000              5.67                        07/01/97                         49,966,129
Comerica Bank Detroit
  55,000,000              5.59                        07/07/97                         54,977,682
  90,000,000              5.59                        07/15/97                         89,951,157
Corestates Bank, N.A.
  15,000,000              5.65                        07/07/97                         15,000,000
FCC National Bank
 110,000,000              5.61                        07/01/97                        109,954,556
First Bank, N.A.
  25,000,000              5.60                        07/16/97                         24,988,775
Southtrust Bank of Alabama, N.A.
  75,000,000              5.63                        07/01/97                         74,981,791
BUSINESS CREDIT INSTITUTIONS
General Electric Capital Corp.
  75,000,000              6.75                        07/01/97                         75,000,000
  90,000,000              5.76                        08/04/97                         90,000,000
COMMERCIAL BANKS
CP Trust Certificates Series 1996-1
  60,000,000              5.67(a)                     07/01/97                         60,000,000
CP Trust Certificates Series 1996-2
  50,000,000              5.70(a)                     07/01/97                         50,000,000
FOREIGN BANKS
Abbey National
 150,000,000              5.57                        07/15/97                        149,887,942
ABN/AMRO Bank, New York
  60,000,000              5.62                        07/01/97                         59,987,388
Banca Crt Financial Corp.
  11,150,000              5.65                        07/08/97                         11,137,750
  29,000,000              5.40                        09/02/97                         28,725,950
Bayerische Landesbank
  15,000,000              5.56                        07/28/97                         14,988,491
BCI Funding Corp.
  50,000,000              5.64                        07/10/97                         49,929,563
  50,000,000              5.64                        08/13/97                         49,663,167

 Principal              Interest                      Maturity                       Amortized
   Amount                 Rate                          Date                            Cost
-------------------------------------------------------------------------------------------------
COMMERCIAL PAPER AND CORPORATE OBLIGATIONS
 (CONTINUED)
FOREIGN BANKS (CONTINUED)
Bex America Finance, Inc.
$ 34,000,000              5.40%                       08/01/97                     $   33,841,900
  38,000,000              5.64                        08/12/97                         37,749,960
Den Danske Bank, New York
  25,000,000              5.64                        07/01/97                         24,996,173
  35,000,000              5.64                        07/25/97                         34,996,661
Indosuez North America, Inc.
  72,205,000              5.65                        07/07/97                         72,137,007
  50,000,000              5.63                        07/11/97                         49,921,806
Nordbanken North America
 100,000,000              5.64                        07/02/97                         99,984,333
  60,000,000              5.39                        08/01/97                         59,721,517
San Paolo U.S. Finance Corp.
  50,000,000              5.66                        07/21/97                         49,842,778
  37,000,000              5.70                        11/24/97                         36,144,683
Societe Generale, New York
  40,000,000              5.64                        07/01/97                         39,993,424
LIFE INSURANCE
Sunamerica Life Insurance Co.
  50,000,000              5.81(b)                     07/01/97                         50,000,000
MORTGAGE BROKERS
Nationwide Building Society
  50,000,000              5.66                        08/01/97                         49,756,306
  25,000,000              5.34                        08/05/97                         24,870,208
  25,000,000              5.34                        08/11/97                         24,847,958
MOTOR VEHICLES AND EQUIPMENT
General Motors Acceptance Corp.
  40,000,000              5.40                        08/04/97                         39,796,000
  50,000,000              5.42                        08/04/97                         49,744,056
  65,000,000              5.81                        10/08/97                         63,961,463
RECEIVABLE/ASSET FINANCINGS
Asset Securitization Corp.
  74,000,000              5.63                        07/02/97                         73,988,427
  60,000,000              5.65                        08/19/97                         59,538,583
  15,000,000              5.65                        08/21/97                         14,879,938
Beta Finance
  30,000,000              5.63                        08/14/97                         29,793,567
CC USA, Inc.
  48,000,000              5.63                        07/15/97                         47,894,907

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------
---------------------------------------  ---------------------------------------

 Principal              Interest                     Maturity                       Amortized
   Amount                 Rate                         Date                            Cost
------------------------------------------------------------------------------------------------
COMMERCIAL PAPER AND CORPORATE OBLIGATIONS (CONTINUED)
RECEIVABLE/ASSET FINANCINGS (CONTINUED)
CC U.S.A. Inc. (continued)
$ 30,000,000            5.39%                        08/26/97                     $   29,748,467
Eureka Securities
  25,000,000            5.63                         08/11/97                         24,839,701
SECURITY AND COMMODITY BROKERS, DEALERS AND SERVICES
JP Morgan Securities, Inc.
  50,000,000            5.69                         07/15/97                         50,000,000
Merrill Lynch & Co., Inc.
  35,000,000            5.65                         07/11/97                         34,995,214
  35,000,000            5.65                         07/14/97                         34,995,225
 120,000,000            5.70                         11/17/97                        117,359,000
Smith Barney, Inc.
  25,000,000            5.64                         08/18/97                         24,812,000
TELECOMMUNICATIONS
Ameritech Corp.
  17,000,000            5.89                         08/12/97                         17,011,987
------------------------------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER AND CORPORATE OBLIGATIONS                                  $2,506,303,590
------------------------------------------------------------------------------------------------
BANK NOTES--11.2%
Amsouth Bank of Alabama, N.A.
$ 50,000,000            5.62%                        07/15/97                     $   49,980,619
Bank One Columbus, N.A.
  25,000,000            5.69                         07/02/97                         24,987,193
Bankers Trust Co., New York
  69,500,000            5.70                         07/01/97                         69,493,448
First Bank FSB
  50,000,000            5.59                         07/16/97                         49,972,154
First Bank, N.A.
  50,000,000            5.60                         07/16/97                         49,974,424
First National Bank of Maryland
  30,000,000            5.63(b)                      07/28/97                         29,997,211
  25,000,000            5.63(b)                      07/30/97                         24,997,569
Household Bank FSB
  25,000,000            5.66(b)                      07/23/97                         24,999,425
Nationsbank Corp.
  24,000,000            5.93                         09/29/97                         24,028,977
PNC Bank, N.A.
  25,000,000            5.58                         07/01/97                         24,982,375
  50,000,000            5.59(b)                      07/01/97                         49,990,096
  42,000,000            5.59(b)                      07/03/97                         41,994,084

 Principal              Interest                     Maturity                       Amortized
   Amount                 Rate                         Date                            Cost
------------------------------------------------------------------------------------------------
BANK NOTES (CONTINUED)
Southtrust Bank of Alabama, N.A.
$ 50,000,000            5.62%(b)                     07/11/97                     $   49,999,157
------------------------------------------------------------------------------------------------
TOTAL BANK NOTES                                                                  $  515,396,732
------------------------------------------------------------------------------------------------
BANKERS' ACCEPTANCES--0.4%
Royal Bank of Canada, New York
$ 18,419,195            5.65%                        09/02/97                     $   18,237,069
------------------------------------------------------------------------------------------------
TOTAL BANKERS' ACCEPTANCES                                                        $   18,237,069
------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT - YANKEEDOLLAR--27.3%
Bank of Tokyo, Mitsubishi Bank Ltd., New York
$ 50,000,000            5.80%                        07/02/97                     $   49,999,984
Banque National de Paris, New York
  50,000,000            5.75                         08/19/97                         50,000,336
Canadian Imperial Bank of Commerce, New York
  63,000,000            5.94                         03/17/98                         62,987,174
Den Danske Bank, New York
  25,000,000            5.64                         07/15/97                         24,994,539
  50,000,000            5.64                         07/16/97                         49,992,320
Fuji Bank, New York
 100,000,000            5.67                         07/07/97                        100,000,000
National Bank of Canada, New York
  20,000,000            5.91                         09/10/97                         20,009,715
  50,000,000            6.03                         03/18/98                         49,992,849
Norinchukin Bank, New York
  70,000,000            5.77                         07/07/97                         70,000,116
  65,000,000            5.78                         07/07/97                         65,000,215
  25,000,000            5.74                         07/28/97                         25,000,186
  45,000,000            5.71                         08/18/97                         45,000,594
Rabobank Nederland, New York
  50,000,000            6.07                         03/26/98                         49,985,980
  45,000,000            6.05                         03/27/98                         44,962,026
Sanwa Bank Limited, New York
 200,000,000            5.75                         08/21/97                        200,002,795
Societe Generale, New York
  50,000,000            5.49                         08/11/97                         50,000,554
  50,000,000            5.55                         09/02/97                         50,000,000
  25,000,000            6.05                         03/24/98                         24,991,302
Standard Chartered Bank, New York
  25,000,000            5.75                         07/01/97                         25,000,000
  50,000,000            5.73                         08/15/97                         50,000,616

The accompanying notes are an integral part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
FINANCIAL SQUARE MONEY MARKET FUND (continued)
June 30, 1997
(Unaudited)
---------------------------------------  ---------------------------------------
---------------------------------------  ---------------------------------------

 Principal             Interest                   Maturity                     Amortized
   Amount                Rate                       Date                          Cost
----------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT - YANKEEDOLLAR (CONTINUED)
Sumitomo Bank, Los Angeles
$ 70,000,000           5.70%                      07/10/97                   $   70,000,825
Westdeutsche Landesbank, New York
  80,000,000           5.70                       08/13/97                       80,000,000
----------------------------------------------------------------------------------------------
TOTAL CERTIFICATES OF DEPOSIT - YANKEEDOLLAR                                 $1,257,922,126
----------------------------------------------------------------------------------------------
TAXABLE MUNICIPAL NOTES--0.6%
Florida Housing Finance Authority
$ 28,600,000           5.63%(b)                   07/07/97                   $   28,600,000
----------------------------------------------------------------------------------------------
TOTAL TAXABLE MUNICIPAL NOTES                                                $   28,600,000
----------------------------------------------------------------------------------------------
TIME DEPOSIT--4.3%
Norwest Bank of Minnesota, N.A.
$200,000,000           6.00%                      07/01/97                   $  200,000,000
----------------------------------------------------------------------------------------------
TOTAL TIME DEPOSIT                                                           $  200,000,000
----------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT--1.7%
Joint Repurchase Agreement Account
$ 79,600,000           6.01%                      07/01/97                   $   79,600,000
----------------------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENT                                                   $   79,600,000
----------------------------------------------------------------------------------------------
TOTAL INVESTMENTS                                                            $4,606,059,517(c)
----------------------------------------------------------------------------------------------

(a)Variable rate security-base index is either U.S. Treasury Bill, one or three month LIBOR, one month commercial paper, Federal Funds, or Prime lending rate.
(b)Variable rate master note-base index is Federal Funds.
(c)The amount stated also represents aggregate cost for federal income tax purposes.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security, the next interest reset date for floating rate securities, or the prerefunded date for those types of securities.

The percentages shown for each investment category reflect the value of investments in that category as a percentage of total net assets.


The accompanying notes are an integral part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
FINANCIAL SQUARE TREASURY OBLIGATIONS FUND
June 30, 1997
(Unaudited)
---------------------------------------  ---------------------------------------
---------------------------------------  ---------------------------------------

 Principal               Interest                       Maturity                        Amortized
   Amount                  Rate                           Date                             Cost
---------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS--10.2%
United States Treasury Notes
$ 40,000,000               5.25%                        12/31/97                       $ 39,950,497
  50,000,000               7.25                         02/17/98                         50,450,535
  60,000,000               5.13                         03/02/98                         59,727,000
  70,000,000               6.13                         03/31/98                         70,126,405
  87,000,000               7.88                         04/15/98                         88,217,136
---------------------------------------------------------------------------------------------------
TOTAL U.S. TREASURY OBLIGATIONS                                                        $308,471,573
---------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS--90.0%
Bear Stearns Companies, Inc., dated 06/30/97, repurchase price $130,021,486
 (U.S. Treasury Stripped Securities: $132,745,998, 08/15/98-08/15/02)
$130,000,000               5.95%                        07/01/97                       $130,000,000
BT Securities, dated 06/30/97, repurchase price $130,020,764 (U.S. Treasury
 Notes; $132,601,430, 6.375%-6.75%, 06/30/99-07/15/99)
 130,000,000               5.75                         07/01/97                        130,000,000
Chase Manhattan Securities, dated 06/30/97, repurchase price $130,021,306
 (U.S. Treasury Notes: $132,601,139, 5.0%-8.87%, 02/15/99-03/31/99)
 130,000,000               5.90                         07/01/97                        130,000,000
CIBC Wood Gundy Securities, dated 06/30/97, repurchase price $130,021,215
 (U.S. Treasury Notes: $132,602,343, 5.625%-6.25%, 08/31/97-07/31/98)
 130,000,000               5.88                         07/01/97                        130,000,000
Dresdner Kleinwort Benson, dated 06/30/97, repurchase price $130,021,306
 (U.S. Treasury Note: $132,602,740, 6.00%, 6/30/99)
 130,000,000               5.90                         07/01/97                        130,000,000
Goldman, Sachs & Co., dated 06/19/97, repurchase price $201,830,000 (U.S.
 Treasury Note: $63,464,539, 6.0%, 06/30/99; U.S. Treasury Bond:
 $140,535,465, 11.125%, 08/15/03)
 200,000,000               5.49                         08/18/97                        200,000,000
Goldman, Sachs & Co., dated 06/09/97, repurchase price $202,185,222 (U.S.
 Treasury Notes: $204,000,016, 6.625%-7.0%, 07/15/06-05/15/07)
 200,000,000               5.54                         08/19/97                        200,000,000
JP Morgan Securities, Inc., dated 06/30/97, repurchase price $130,021,486
 (U.S. Treasury Notes: $132,927,593, 7.5%, 11/15/01)
 130,000,000               5.95                         07/01/97                        130,000,000
Lehman Government Securities, Inc., dated 06/30/97, repurchase price
 $50,008,194 (U.S. Treasury Stripped Securities: 51,002,558,
 11/15/00-02/15/03)
  50,000,000               5.90                         07/01/97                         50,000,000

 Principal             Interest                   Maturity                     Amortized
   Amount                Rate                       Date                          Cost
----------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (CONTINUED)
Merrill Lynch Government Securities, Inc, dated 6/30/97, repurchase price $130,020,583 (U.S. Treasury Notes: $132,601,532, 7.5%-9.125%,
 08/15/97-05/15/02)
$130,000,000             5.70%                    07/01/97                     $130,000,000
Morgan Stanley & Co., dated 06/30/97, repurchase price $130,020,764
 (U.S. Treasury Notes: $132,700,694, 4.75%-8.875%, 08/31/97-08/31/01)
 130,000,000             5.75                     07/01/97                      130,000,000
Nomura Securities International, Inc., dated 06/30/97, repurchase price
 $130,020,764 (U.S. Treasury Notes: $132,527,624, 5.62%-6.25%, 10/31/97-
 06/30/98)
 130,000,000             5.75                     07/01/97                      130,000,000
Sanwa Securities, dated 06/30/97, repurchase price $130,020,944 (U.S.
 Treasury Notes: $132,600,690, 6.25%-8.75%, 11/15/99-05/15/06)
 130,000,000             5.80                     07/01/97                      130,000,000
SBC Warburg, Inc., dated 06/30/97, repurchase price $52,808,697 (U.S.
 Treasury Notes: $43,937,914, 5.625%-6.5%, 08/31/97-02/15/06; U.S.
 Treasury Bonds: $10,584,692, 9.375%-14.25%, 02/15/02-02/15/06)
  52,800,000             5.93                     07/01/97                       52,800,000
Smith Barney, Inc., dated 06/30/97, repurchase price $130,021,486 (U.S.
 Treasury Bill: $11,022,211, 07/31/97; U.S. Treasury Stripped
 Securities: $42,330,457, 02/15/98-11/15/04; U.S. Treasury Notes:
 $79,248,155, 5.0%-7.75%, 01/31/99-03/31/02)
 130,000,000             5.95                     07/01/97                      130,000,000
UBS Securities, Inc., dated 06/30/97, repurchase price $130,021,486
 (U.S. Treasury Note: $132,601,398, 5.0%, 02/15/99)
 130,000,000             5.95                     07/01/97                      130,000,000
Joint Repurchase Agreement Account
 650,500,000             6.01                     07/01/97                      650,500,000
----------------------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS                                                  $2,713,300,000
----------------------------------------------------------------------------------------------
TOTAL INVESTMENTS                                                            $3,021,771,573(a)
----------------------------------------------------------------------------------------------

(a)The amount stated also represents aggregate cost for federal income tax purposes.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

The percentages shown for each investment category reflect the value of the investments in that category as a percentage of total net assets.


The accompanying notes are an integral part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
FINANCIAL SQUARE TREASURY INSTRUMENTS FUND
June 30, 1997
(Unaudited)
---------------------------------------  ---------------------------------------
---------------------------------------  ---------------------------------------

 Principal              Interest                     Maturity                      Amortized
   Amount                 Rate                         Date                           Cost
-------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS--99.2%
United States Treasury Bills
$ 15,800,000              4.65%                      07/03/97                     $ 15,795,918
   4,600,000              4.75                       07/03/97                        4,598,786
   1,000,000              4.58                       07/17/97                          997,964
   5,000,000              4.87                       07/24/97                        4,984,443
   6,900,000              4.85                       07/31/97                        6,872,113
   3,600,000              4.89                       07/31/97                        3,585,330
  20,000,000              5.02                       08/14/97                       19,877,289
  50,800,000              5.05                       08/14/97                       50,486,451
United States Treasury Notes
  50,000,000              5.88                       07/31/97                       50,031,466
  10,000,000              6.50                       08/15/97                       10,013,359
  40,000,000              6.00                       08/31/97                       40,024,162
  65,000,000              5.75                       09/30/97                       65,061,598
-------------------------------------------------------------------------------------------------
TOTAL U.S. TREASURY OBLIGATIONS                                                   $272,328,879
-------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS                                                                 $272,328,879(a)
-------------------------------------------------------------------------------------------------

(a)The amount stated also represents aggregate cost for federal income tax purposes.

The percentages shown for each category reflect the value of investments in that category as a percentage of total net assets.


--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
FINANCIAL SQUARE GOVERNMENT FUND
June 30, 1997
(Unaudited)
---------------------------------------  ---------------------------------------
---------------------------------------  ---------------------------------------

   Principal             Interest                    Maturity               Amortized
     Amount                Rate                        Date                    Cost
---------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS--47.4%
Federal Farm Credit Bank
     $ 38,500,000             5.60%(a)                  11/03/97           $ 38,507,992
       25,000,000             5.45(a)                   03/03/98             24,901,135
       75,000,000             5.49(a)                   04/14/98             74,947,827
Federal Home Loan Bank
       30,000,000             5.66                      09/05/97             29,694,750
       15,000,000             5.45(a)                   11/12/97             14,994,186
       20,000,000             5.42(a)                   12/02/97             19,987,697
       50,000,000             5.52(a)                   12/26/97             49,979,762
       41,000,000             5.51(a)                   03/06/98             40,979,288
       59,000,000             5.51(a)                   03/18/98             58,969,291
      100,000,000             5.51(a)                   04/14/98             99,945,895
Federal Home Loan Mortgage Corp.
       20,000,000             5.72(a)                   03/17/98             19,981,607
Federal National Mortgage Association
      100,000,000             5.52(a)                   09/12/97             99,982,960
       50,000,000             5.26(a)                   09/29/97             49,993,869
       12,500,000             5.53(a)                   10/29/97             12,498,056
       75,000,000             5.53(a)                   12/03/97             74,978,272
       40,000,000             5.52                      01/15/98             39,986,987
       20,000,000             5.71                      03/18/98             19,981,479
       20,000,000             5.79                      03/25/98             19,971,588
       40,000,000             6.02                      04/15/98             39,966,860
       30,000,000             5.89                      05/21/98             29,978,035
      100,000,000             5.49(a)(b)                07/15/98             99,936,750
Student Loan Marketing Association
       19,200,000             5.50                      10/24/97             19,199,151
---------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                                   $979,363,437
---------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS--57.6%
Bear Stearns Companies, Inc., dated 6/30/97, repurchase price
 $75,012,396 (GNMA: $78,000,950, 7.50%-8.00%, 02/15/25-08/15/25)
$      75,000,000             5.95%                     07/01/97           $ 75,000,000
CS First Boston Corp., dated 05/23/97, repurchase price $100,926,667
 (FNMA: $103,620,392, 6.75%-6.79%, 09/01/34-03/01/35)
      100,000,000             5.56                      07/22/97            100,000,000
Goldman, Sachs & Co., dated 06/20/97, repurchase price $100,923,333
 (FNMA: $91,400,123, 5.5%-8.0%, 10/01/97-06/01/07, FMAC: $10,599,877,
 5.5%-13.5%, 11/01/97-06/01/07)
      100,000,000             5.54                      08/19/97            100,000,000

 Principal             Interest                   Maturity                     Amortized
   Amount                Rate                       Date                          Cost
----------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (CONTINUED)
Lehman Government Securities, Inc., dated 06/30/97, repurchase price
 $54,708,965 (U.S. Treasury Stripped Securities: $55,796,251, 05/15/99-
 11/15/00)
$ 54,700,000             5.90%                    07/01/97                   $   54,700,000
Merrill Lynch Government Securities, Inc., dated 06/30/97, repurchase price $25,003,958 (FNMA: $25,447,483, 5.632%, 11/25/97; FHLMC: $55,027,
 5.30%, 10/26/98)
  25,000,000             5.70                     07/01/97                       25,000,000
Morgan Stanley Group, Inc., dated 05/23/97, repurchase price
 $100,926,667 (FGCI: $45,097,480, 6.0%-8.0%, 08/01/08-05/01/12; FGLMC:
 $25,204,481, 6.5%-8.5%, 03/01/25-01/01/26; FGSB: $31,885,675, 6.5%-
 8.0%, 07/01/01-01/01/04; FNCL: $62,097, 6.5%, 12/01/25; FNCI: $62,070,
 7.0%, 03/01/08)
 100,000,000             5.56                     07/22/97                      100,000,000
Nomura Securities International, Inc., dated 06/30/97, repurchase price
 $325,054,618 (U.S. Treasury Notes: $14,710,695, 5.00%-8.25%, 08/15/97-
 10/15/06; U.S. Treasury Bonds: $1,690,180, 9.375%-11.125%, 08/15/03-
 02/15/06; TVA: $2,580,358, 6.58%-6.875%, 04/09/99-01/15/02; SLMA:
 $10,770,650, 6.115%-6.365%, 08/12/98-01/28/99; FNMA: $117,276,185,
 5.30%-9.55%, 07/25/97-06/26/07; FMAC: $65,469,251 5.37%-8.61%,
 07/30/97-07/31/06; FHLB: $105,996,953, 4.86%-8.03%, 07/02/97-06/19/07;
 FCSB: $13,006,144, 5.86%-7.51%, 10/09/97-10/10/00)
 325,000,000             6.05                     07/01/97                      325,000,000
SBC Warburg, Inc., dated 06/30/97, repurchase price $50,008,236 (U.S.
 Treasury Notes: $47,307,879, 5.125%-6.625%, 03/31/98-07/31/01; U.S.
 Treasury Bonds: $5,188,694, 12.0%-14.25%, 02/15/02-05/15/05)
  50,000,000             5.93                     07/01/97                       50,000,000
Joint Repurchase Agreement Account(c)
 361,000,000             6.01                     07/01/97                      361,000,000
----------------------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS                                                  $1,190,700,000
----------------------------------------------------------------------------------------------
TOTAL INVESTMENTS                                                            $2,170,063,437(d)
----------------------------------------------------------------------------------------------

(a)Variable rate security-base index is either Federal Funds, Prime lending rate, or one month LIBOR.
(b)When-issued security.
(c)Portion of this security is being segregated for when issued securities.
(d)The amount stated also represents aggregate cost for federal income tax purposes.

The percentages shown for each investment category reflect the value of investments in that category as a percentage of total net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.


The accompanying notes are an integral part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
FINANCIAL SQUARE FEDERAL FUND
June 30, 1997
(Unaudited)
---------------------------------------  ---------------------------------------
---------------------------------------  ---------------------------------------

 Principal             Interest                      Maturity                       Amortized
  Amount                 Rate                          Date                            Cost
------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS--107.0%
Federal Farm Credit Bank
$ 8,600,000              5.43%                       07/02/97                     $    8,598,702
 18,900,000              5.39                        07/07/97                         18,883,022
 12,200,000              5.40                        07/10/97                         12,183,530
 23,495,000              5.42                        07/15/97                         23,445,478
 10,000,000              5.48                        07/24/97                          9,964,989
 12,765,000              5.48                        07/25/97                         12,718,365
 23,075,000              5.40                        07/29/97                         22,978,085
 13,800,000              5.51                        08/11/97                         13,713,401
  4,300,000              5.51                        08/14/97                          4,271,042
  1,700,000              5.51                        08/19/97                          1,687,250
 16,000,000              5.46                        08/21/97                         15,876,353
 35,000,000              5.46                        08/25/97                         34,708,042
  8,255,000              5.61                        10/20/97                          8,112,209
 18,785,000              5.61                        11/03/97                         18,419,084
 10,000,000              5.61                        11/04/97                          9,803,650
 10,000,000              5.45                        03/03/98                          9,960,518
 75,000,000              5.49                        04/14/98                         74,947,827
Federal Home Loan Bank
 11,100,000              5.43                        07/07/97                         11,089,955
 46,300,000              5.42                        07/24/97                         46,139,673
 50,000,000              5.45                        07/30/97                         49,780,486
 35,000,000              5.50                        07/31/97                         34,839,583
 18,400,000              5.44                        08/01/97                         18,313,806
 20,000,000              5.67                        08/01/97                         20,000,000
 11,355,000              5.43(a)                     08/14/97                         11,279,641
 22,580,000              5.45(a)                     08/14/97                         22,429,592
 34,330,000              5.54(a)                     08/14/97                         34,097,548
 11,100,000              5.45                        08/28/97                         11,002,536
 28,805,000              5.46                        08/28/97                         28,551,612
  8,700,000              5.47                        08/28/97                          8,623,329
 20,000,000              5.62                        10/30/97                         19,622,211
 25,000,000              5.51                        03/06/98                         24,987,371
 25,000,000              5.51                        04/14/98                         24,985,508
 65,000,000              5.47(b)                     07/02/98                         64,943,073
Student Loan Marketing Association
 25,000,000              5.42                        07/31/97                         24,887,083
 13,500,000              5.43                        08/01/97                         13,436,876
 25,000,000              5.44                        08/01/97                         24,882,889
 25,000,000              5.43                        08/15/97                         24,830,313
 25,000,000              5.42                        08/29/97                         24,778,135
 25,000,000              5.42                        09/29/97                         24,661,250

 Principal            Interest                   Maturity                     Amortized
  Amount                Rate                       Date                          Cost
---------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS (CONTINUED)
Tennessee Valley Authority
$50,000,000             5.52%                    07/14/97                   $   49,900,333
 13,170,000             5.42                     07/17/97                       13,138,275
 20,000,000             5.50                     07/23/97                       19,932,778
 25,000,000             5.38                     07/28/97                       24,899,125
 51,360,000             5.45                     08/04/97                       51,095,639
 15,000,000             5.43                     09/15/97                       14,828,050
---------------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                                    $1,042,228,217
---------------------------------------------------------------------------------------------
TOTAL INVESTMENTS                                                           $1,042,228,217(c)
---------------------------------------------------------------------------------------------

(a)Portions of these securities are being segregated for when-issued securities.
(b)When-issued securities.
(c)The amount stated also represents aggregate cost for federal income tax purposes.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

The percentages shown for each investment category reflect the value of investments in that category as a percentage of total net assets.


The accompanying notes are an integral part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND
June 30, 1997
(Unaudited)
---------------------------------------  ---------------------------------------
---------------------------------------  ---------------------------------------

 Principal              Interest                       Maturity                        Amortized
  Amount                  Rate                           Date                             Cost
--------------------------------------------------------------------------------------------------
ALABAMA--3.3%
Columbia IDB PCRB VRDN for Alabama Power Company Series 1995 B
 (A-1/VMIG1)
$ 1,500,000               4.05%                        07/01/97                       $  1,500,000
Homewood RB for Samford University (Bank of Nova Scotia LOC)
 (VMIG1/A-1+)
 17,300,000               4.05                         07/01/97                         17,300,000
Jefferson County MF Hsg. RB for Hickory Knolls Project Series 1994
 (Amsouth Bank LOC)(P-1)
  3,910,000               4.25                         07/07/97                          3,910,000
Mobile IDA PCRB for Alabama Power Series 1994(A-1/VMIG1)
  5,700,000               4.05                         07/01/97                          5,700,000
--------------------------------------------------------------------------------------------------
                                                                                      $ 28,410,000
--------------------------------------------------------------------------------------------------
ALASKA--0.5%
Valdez Marine Terminal RB for Exxon Corporation Series 1993 A
 (A-1+/VMIG1)
$ 4,300,000               4.00%                        07/01/97                       $  4,300,000
--------------------------------------------------------------------------------------------------
ARIZONA--2.5%
Maricopa County PCRB for Arizona Pollution Control Corp. Series
 1994 A (Morgan Guaranty Trust Company)(A-1/P-1)
$19,200,000               4.00%                        07/01/97                       $ 19,200,000
Maricopa County PCRB for Southern California Edison Co.
 Series 1995 G(A-1/P-1)
  1,300,000               3.85                         08/20/97                          1,300,000
Phoenix IDA MF Hsg. VRDN for Del Mar Terrace Apartments (Bank of America
 LOC)(VMIG1)
  1,300,000               4.10                         07/07/97                          1,300,000
--------------------------------------------------------------------------------------------------
                                                                                      $ 21,800,000
--------------------------------------------------------------------------------------------------
ARKANSAS--0.5%
Crossett PCRB for Georgia Pacific Corp. Series 1991 VRDN (Suntrust Bank
 LOC)(A-1+/P-1)
$ 4,500,000               4.20%                        07/07/97                       $  4,500,000
--------------------------------------------------------------------------------------------------
CALIFORNIA--1.1%
California School Cash Reserves Program Authority Series 1996 B (MBIA)(SP-
 1/VMIG1)
$ 4,500,000               4.50%                        12/19/97                       $  4,518,310
Los Angeles County, VRDN MF Hsg. for Valencia Village Series 1984 C
 (Industrial Bank of Japan Ltd. LOC)(A-1)
  4,700,000               4.30                         07/07/97                          4,700,000
--------------------------------------------------------------------------------------------------
                                                                                      $  9,218,310
--------------------------------------------------------------------------------------------------

 Principal              Interest                       Maturity                        Amortized
  Amount                  Rate                           Date                             Cost
--------------------------------------------------------------------------------------------------
COLORADO--0.6%
Colorado Health Facilities Authority Series 92 C (A-1+/VMIG1)
$ 5,400,000               4.15%                        07/07/97                       $  5,400,000
--------------------------------------------------------------------------------------------------
DISTRICT OF COLUMBIA--1.5%
District of Columbia VRDN ACES for Georgetown University Series 1988 C(A-
 1+/VMIG1)
$ 6,100,000               4.15%                        07/07/97                       $  6,100,000
HFA MF Hsg. for Mclean Gardens South Apartments VRDN (Sumitomo Bank
 LOC)(VMIG1)
  7,000,000               4.35                         07/07/97                          7,000,000
--------------------------------------------------------------------------------------------------
                                                                                      $ 13,100,000
--------------------------------------------------------------------------------------------------
FLORIDA--4.7%
Dade County Water & Sewer System RB Series 1994 (FGIC)
 (A-1/VMIG1)
$ 3,700,000               4.15%                        07/07/97                       $  3,700,000
Florida Local Government Pooled CP Notes Series A (First Union National
 Bank of Florida LOC)(A-1/P-1)
 17,225,000               3.85                         07/31/97                         17,225,000
  5,500,000               3.85                         09/30/97                          5,500,000
Putnam County Development Authority VRDN PCRB for Seminole Electric Series
 1984 H(A-1+/P-1)
  3,650,000               4.20                         07/07/97                          3,650,000
  9,395,000               4.20                         07/07/97                          9,395,000
St Lucie County PCRB for Florida Power & Light Co. Series 1995
 (A-1+/VMIG1)
  1,000,000               4.00                         07/01/97                          1,000,000
--------------------------------------------------------------------------------------------------
                                                                                      $ 40,470,000
--------------------------------------------------------------------------------------------------
GEORGIA--6.9%
Bartow County PCRB for Georgia Power Company Co. 1996 (VMIG1)
$ 1,300,000               4.00%                        07/01/97                       $  1,300,000
Burke County 1995 PCRB for Georgia Power Co. Fifth Series 1995 (VMIG1)
  3,500,000               5.50                         07/01/97                          3,500,000
Burke County PCRB for Georgia Power Co.(A-1/VMIG1)
    800,000               4.05                         07/01/97                            800,000
Burke County PCRB for Georgia Power Co. Eighth Series 1994
 (A-1/VMIG1)
    200,000               5.50                         07/01/97                            200,000
Burke County PCRB for Georgia Power Co. Ninth Series 1994
 (A-1/VMIG1)
 12,100,000               4.05                         07/01/97                         12,100,000

The accompanying notes are an integral part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND (continued)
June 30, 1997
(Unaudited)
---------------------------------------  ---------------------------------------
---------------------------------------  ---------------------------------------

 Principal              Interest                       Maturity                        Amortized
  Amount                  Rate                           Date                             Cost
--------------------------------------------------------------------------------------------------
GEORGIA (CONTINUED)
Effingham County PCRB for Savannah Electric and Power Company Series
 1997(A-1/VMIG1)
$ 2,600,000               5.50%                        07/01/97                       $  2,600,000
Floyd County PCRB for Georgia Power Co. Series 1996(A-1/VMIG1)
  3,000,000               5.50                         07/01/97                          3,000,000
Georgia Municipal Gas Authority RB for Gas Portfolio II Project Series A(A-
 1+)
 19,500,000               4.15                         07/07/97                         19,500,000
Municipal Electric Authority of Georgia Subordinated General Resolution
 Series 1985 A (Credit Suisse First Boston/Morgan Guaranty/Bayerische
 Landesbank Girozentrale LOC)(A-1/VMIG1)
 10,200,000               3.80                         09/12/97                         10,200,000
Municipal Electric Authority of Georgia Subordinated General Resolution
 Series 1985 B (Credit Suisse First Boston/Morgan Guaranty/Bayerische
 Landesbank Girozentrale LOC)(A-1+/VMIG1)
  6,000,000               3.75                         07/25/97                          6,000,000
--------------------------------------------------------------------------------------------------
                                                                                      $ 59,200,000
--------------------------------------------------------------------------------------------------
HAWAII--0.5%
Hawaii Housing Finance and Development Authority VRDN
 (FHLB)(A-1+)
$ 4,000,000               4.10%                        07/07/97                       $  4,000,000
--------------------------------------------------------------------------------------------------
ILLINOIS--6.7%
Chicago GO Tender Notes Series 1997(A-1+/MIG1)
$10,000,000               3.65%                        02/05/98                       $ 10,000,000
Illinois Health Facilities Authority VRDN for Central Dupage Hospital
 (Rabobank Nederland LOC)(VMIG1)
  3,100,000               4.10                         07/01/97                          3,100,000
Illinois Health Facilities Authority VRDN for Healthcorp Affiliates
 Projects Series 1985 A (Northern Trust Company LOC)(VMIG1)
  2,400,000               4.20                         07/07/97                          2,400,000
Illinois Health Facilities Authority VRDN for Resurrection Healthcare
 (VMIG1)
  2,100,000               4.25                         07/01/97                          2,100,000
Illinois Health Facilities Authority VRDN Series 1985 C Revolving Fund
 Pooled Finance Program (First National Bank of Chicago LOC) (A-1+/VMIG1)
  4,000,000               4.15                         07/07/97                          4,000,000
Illinois Health Facilities Authority VRDN Series 1985 D Revolving Fund
 Pooled Finance Program (First National Bank of Chicago LOC) (A-1+/VMIG1)
 21,000,000               4.15                         07/07/97                         21,000,000

 Principal              Interest                       Maturity                        Amortized
  Amount                  Rate                           Date                             Cost
--------------------------------------------------------------------------------------------------
ILLINOIS (CONTINUED)
O'Hare International Airport RB(P-1)
$ 5,100,000               4.15%                        07/01/97                       $  5,100,000
Sauget PCRB VRDN Series 1992(P-1)
  1,000,000               4.25                         07/07/97                          1,000,000
Sauget PCRB VRDN Series 1993(P-1)
  1,900,000               4.25                         07/07/97                          1,900,000
Societe Generale Municipal Securities Trust Receipts for Chicago Midway
 Airport RB Series 1996 A (MBIA)(A-1+)
  7,540,000               4.35                         07/07/97                          7,540,000
--------------------------------------------------------------------------------------------------
                                                                                      $ 58,140,000
--------------------------------------------------------------------------------------------------
INDIANA--2.5%
Fort Wayne Hospital Authority VRDN for Parkview Memorial Hospital Series
 1985 B (Bank of America LOC)(VMIG1)
$ 1,600,000               4.15%                        07/07/97                       $  1,600,000
Fort Wayne Parkview Memorial Hospital VRDN Series 1985 B, C & D (Bank of
 America LOC)(VMIG1)
 10,000,000               4.15                         07/07/97                         10,000,000
Jasper County PCRB for Nipsco Series 1994 A(A-1/VMIG1)
  2,800,000               4.05                         07/01/97                          2,800,000
Warrick County PCRB for Aluminum Company of America Series 1992(A-1)
  7,475,000               4.20                         07/07/97                          7,475,000
--------------------------------------------------------------------------------------------------
                                                                                      $ 21,875,000
--------------------------------------------------------------------------------------------------
IOWA--3.2%
Chillicothe PCRB for Midwest Power Systems Series 1993 A (A-1/VMIG1)
$ 3,300,000               4.20%                        07/07/97                       $  3,300,000
Louisa County PCRB for Iowa-Illinois Gas & Electric Co./Midamerican Energy
 Co. Series 1986 A(A-1)
 10,000,000               4.20                         07/07/97                         10,000,000
Salix PCRB VRDN for Midwest Power Systems Inc.(A-1/VMIG1)
 14,000,000               4.20                         07/07/97                         14,000,000
--------------------------------------------------------------------------------------------------
                                                                                      $ 27,300,000
--------------------------------------------------------------------------------------------------
KENTUCKY--0.3%
Calvert PCRB for Air Products and Chemicals, Inc. Project
 Series 1993 A(A-1)
$ 3,000,000               4.20%                        07/07/97                       $  3,000,000

--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

---------------------------------------  ---------------------------------------
---------------------------------------  ---------------------------------------

 Principal              Interest                       Maturity                        Amortized
  Amount                  Rate                           Date                             Cost
--------------------------------------------------------------------------------------------------
LOUISIANA--2.1%
Calcasieu Parish VRDN RB for Olin Corp. Series 1993 B
 (Wachovia Bank of North Carolina)(A-1+)
$ 1,200,000               4.00%                        07/01/97                       $  1,200,000
Louisiana Public Facilities Authority Health Care System
 Series 1997 D(A-1+/VMIG1)
  9,500,000               3.70                         07/30/97                          9,500,000
Plaquemines Port Marine Terminal RB for Teco Energy Inc.
 Series 1985 B(A-1/P-1)
  4,450,000               3.85                         08/20/97                          4,450,000
St. James Parish PCRB for Occidental Petroleum Corp.
 Series 1996 (Wachovia Bank LOC)(P-1)
  3,000,000               4.05                         07/07/97                          3,000,000
--------------------------------------------------------------------------------------------------
                                                                                      $ 18,150,000
--------------------------------------------------------------------------------------------------
MARYLAND--1.2%
Anne Arundel County RB for Baltimore Gas & Electric Series 1985
 (A-1/VMIG1)
$ 1,000,000               3.75%                        08/13/97                       $  1,000,000
  5,380,000               3.85                         09/12/97                          5,380,000
Baltimore County PCRB Baltimore Gas & Electric Series 1985
 (A-1/VMIG1)
  4,000,000               3.75                         07/24/97                          4,000,000
--------------------------------------------------------------------------------------------------
                                                                                      $ 10,380,000
--------------------------------------------------------------------------------------------------
MASSACHUSETTS--5.0%
Massachusetts Health & Education Authority RB For Harvard University Series
 I(VMIG1)
$42,700,000               4.00%                        07/07/97                       $ 42,700,000
--------------------------------------------------------------------------------------------------
MICHIGAN--2.7%
Michigan GO Notes(SP-1+/MIG1)
$18,000,000               4.50%                        09/30/97                       $ 18,044,101
Michigan Job Development Authority for Mazda Motor Manufacturing VRDN
 (Sumitomo Bank LOC)(VMIG1)
  1,400,000               4.38                         07/07/97                          1,400,000
Michigan State Strategic Fund Ltd. PCRB for Dow Chemical
 Series 1987(P-1)
  2,000,000               3.75                         08/08/97                          2,000,000
Monroe County Economic Development Corp. Ltd. RB Series 1992 CC (Barclays
 Bank)(P-1)
  1,900,000               4.25                         07/07/97                          1,900,000
--------------------------------------------------------------------------------------------------
                                                                                      $ 23,344,101
--------------------------------------------------------------------------------------------------

 Principal              Interest                       Maturity                        Amortized
  Amount                  Rate                           Date                             Cost
--------------------------------------------------------------------------------------------------
MINNESOTA--0.7%
Minnesota Higher Education Facility Authority, VRDN RB for Carleton College
 Series 3-12(VMIG1)
$ 2,070,000               4.05%                        07/07/97                       $  2,070,000
Port Authority of St. Paul VRDN for Weyerhaeuser Project
 Series 1993(A-1)
  4,000,000               4.20                         07/07/97                          4,000,000
--------------------------------------------------------------------------------------------------
                                                                                      $  6,070,000
--------------------------------------------------------------------------------------------------
MISSISSIPPI--0.3%
Grenada County Refunding RB VRDN for Georgia Pacific Corp. Series 1994
 (Sumitomo Bank LOC)(A-1/P-1)
$ 1,000,000               4.35%                        07/07/97                       $  1,000,000
Mississippi Higher Education Facilities Authority VRDN RB for Baptist
 Medical Center Series 1990 B (Rabobank Nederland)(VMIG1)
  1,300,000               4.25                         07/07/97                          1,300,000
--------------------------------------------------------------------------------------------------
                                                                                      $  2,300,000
--------------------------------------------------------------------------------------------------
MISSOURI--0.7%
Missouri Health & Education Facility Authority VRDN
 (MBIA)(A-1+/AAA)
$ 4,500,000               4.15%                        07/07/97                       $  4,500,000
Monsanto Corporation State Environmental Improvement and Energy Resources
 Authority(P-1)
  1,500,000               4.25                         07/07/97                          1,500,000
--------------------------------------------------------------------------------------------------
                                                                                      $  6,000,000
--------------------------------------------------------------------------------------------------
NEVADA--2.4%
Clark County VRDN for Nevada Airport System (MBIA)(A-1/VMIG1)
$16,500,000               4.15%                        07/07/97                       $ 16,500,000
Eagle Tax Exempt Trust Series 97C2801 Class A COPS for Nevada GO Bonds
 Series 1994(A-1+)
  4,000,000               4.25                         07/07/97                          4,000,000
--------------------------------------------------------------------------------------------------
                                                                                      $ 20,500,000
--------------------------------------------------------------------------------------------------
NEW HAMPSHIRE--0.4%
New Hampshire Business Finance Authority PCRB for New England Power Series
 1990 B(A-1/VMIG1)
$ 3,100,000               3.70%                        07/31/97                       $  3,100,000
--------------------------------------------------------------------------------------------------
NEW MEXICO--2.1%
Albuquerque RB for Sisters of Charity Series 1992
 (A-1+/VMIG1)
$ 5,000,000               4.15%                        07/07/97                       $  5,000,000

The accompanying notes are an integral part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND (continued)
June 30, 1997
(Unaudited)
---------------------------------------  ---------------------------------------
---------------------------------------  ---------------------------------------

 Principal              Interest                       Maturity                        Amortized
  Amount                  Rate                           Date                            Cost
-------------------------------------------------------------------------------------------------
NEW MEXICO (CONTINUED)
Farmington PCRB for Public Service Co. of New Mexico San Juan Project
 Series 1997 A (Bank of America LOC)(A-1+/VMIG1)
$ 3,200,000               4.20%                        07/07/97                       $ 3,200,000
Farmington PCRB for Public Service Co. of New Mexico San Juan Project
 Series 1997 B (Societe Generale LOC)(A-1+/VMIG1)
 10,000,000               4.15                         07/07/97                        10,000,000
-------------------------------------------------------------------------------------------------
                                                                                      $18,200,000
-------------------------------------------------------------------------------------------------
NEW YORK--6.0%
Great Neck, NY North Water Authority Water System RB Series 1993 A VRDN
 (FGIC)(A-1+/VMIG1)
$   900,000               4.05%                        07/07/97                       $   900,000
Metropolitan Transportation Authority Commuter Facility VRDN Series 1991
 (National Westminster/Morgan Guaranty/Industrial Bank of Japan/Sumitomo
 Bank/J.P. Morgan/Bank of Tokyo LOC)(AA-/VMIG1)
  2,000,000               4.15                         07/07/97                         2,000,000
New York City Municipal Water Finance Authority CP Notes Series 5
 (Bayerische Landesank/Westdeutsche Landesbank/Landesbank Hessen-
 Thueringen LOC)(A-1+/P-1)
 12,500,000               3.75                         07/31/97                        12,500,000
New York City Puttable Tax-exempt Receipts GO Bonds Fiscal 1995 Series D
 (MBIA)(VMIG1)
 10,000,000               4.10                         07/07/97                        10,000,000
New York State Energy Research & Development Authority PCRB for Brooklyn
 Union Gas Series 1997 A-1 (MBIA)(A-1+/VMIG1)
  3,500,000               4.05                         07/07/97                         3,500,000
New York State Energy Research & Development Authority PCRB for Rochester
 Gas Series 1984 (Credit Suisse LOC)(P-1)
  2,900,000               3.55                         07/31/97                         2,900,000
New York State Floating Rate Trust Receipts Series 1997(A-1/VMIG1)
  2,500,000               4.35                         07/07/97                         2,500,000
New York State GO BANS Series S(A-1/P-1)
 12,700,000               3.80                         08/11/97                        12,700,000
New York State Triborough Bridge & Tunnel Authority VRDN
 (FGIC)(A-1+/VMIG1)
  4,000,000               4.15                         07/07/97                         4,000,000
Trust for Cultural Resource of the City of New York 1990 Series B
 (VMIG1/A-1+)
    800,000               4.00                         07/01/97                           800,000
-------------------------------------------------------------------------------------------------
                                                                                      $51,800,000
-------------------------------------------------------------------------------------------------

 Principal              Interest                       Maturity                        Amortized
  Amount                  Rate                           Date                             Cost
--------------------------------------------------------------------------------------------------
NORTH CAROLINA--6.1%
Person County PCRB for Carolina Power & Light Series 1992
 A(A-1/P-1)
$16,400,000               4.30%                        07/07/97                       $ 16,400,000
Rockingham County IDA PCRB for Philip Morris Company(A-1/P-1)
  7,700,000               4.40                         07/07/97                          7,700,000
Wake County PCRB for Carolina Power & Light 1990 A (Fuji Bank LOC)(A-2/P-1)
 18,870,000               3.80                         07/09/97                         18,870,000
Wake County PCRB for Carolina Power & Light 1990 B (Fuji Bank LOC)(A-2/P-1)
 10,000,000               3.85                         07/15/97                         10,000,000
--------------------------------------------------------------------------------------------------
                                                                                      $ 52,970,000
--------------------------------------------------------------------------------------------------
OHIO--2.8%
Columbus Electric System Series 1994 RB (Union Bank of Switzerland
 LOC)(VMIG1)
$12,000,000               3.70%                        07/31/97                       $ 12,000,000
Franklin County Hospital RB for Holy Cross Health System Series 1995(A-
 1+/VMIG1)
 11,000,000               4.15                         07/07/97                         11,000,000
Ohio State Air Quality Development Authority RB for Cincinnati Gas &
 Electric Series 1995 A (ABN/AMRO Bank LOC)(A-1+/VMIG1)
    400,000               4.00                         07/01/97                            400,000
Ohio State PCRB for Sohio Water-British Petroleum Series 1995
 (A-1/P-1)
  1,110,000               4.05                         07/01/97                          1,110,000
--------------------------------------------------------------------------------------------------
                                                                                      $ 24,510,000
--------------------------------------------------------------------------------------------------
OREGON--1.1%
Portland VRDN for Columbia Grain Inc. Project (Fuji Bank/Bank of Tokyo
 LOC)(VMIG1)
$ 9,450,000               4.38%                        07/07/97                       $  9,450,000
--------------------------------------------------------------------------------------------------
PENNSYLVANIA--0.5%
Philadelphia Hospital & Higher Education Facility Authority Series 1992
 B(A-1+/VMIG1)
$ 4,100,000               4.05%                        07/01/97                       $  4,100,000
--------------------------------------------------------------------------------------------------
PUERTO RICO--5.4%
Commonwealth of Puerto Rico RANS Series 1997 A(SP-1+/MIG1)
$12,500,000               4.00%                        07/30/97                       $ 12,505,559
Puerto Rico Government Development Bank VRDN(A-1+)
 24,335,000               3.80                         08/13/97                         24,335,000

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------
---------------------------------------  ---------------------------------------

 Principal              Interest                       Maturity                        Amortized
  Amount                  Rate                           Date                             Cost
--------------------------------------------------------------------------------------------------
PUERTO RICO (CONTINUED)
Puerto Rico Government Development Bank TECP(A-1+)
$10,000,000               3.90%                        09/12/97                       $ 10,000,000
--------------------------------------------------------------------------------------------------
                                                                                      $ 46,840,559
--------------------------------------------------------------------------------------------------
SOUTH CAROLINA--0.7%
York County Floating/Fixed Rate PCRB Pooled Series 1984-North Carolina
 Electric Membership Corp. VRDN (CFC)(A-1+/MIG1)
$ 5,775,000               4.20%                        07/07/97                       $  5,775,000
--------------------------------------------------------------------------------------------------
TENNESSEE--0.4%
Blount County PCRB for Aluminum Company of America Series 1992(A-1)
$ 2,450,000               4.20%                        07/07/97                       $  2,450,000
Bradley County VRDN RB for Olin Corp. Series 1993 C (Wachovia Bank of North
 Carolina LOC)(A-1+)
    600,000               4.00                         07/01/97                            600,000
--------------------------------------------------------------------------------------------------
                                                                                      $  3,050,000
--------------------------------------------------------------------------------------------------
TEXAS--12.1%
Coastal Bend Health Facilities Development Corp. (VMIG1)
$ 1,000,000               4.30%                        07/07/97                       $  1,000,000
Gulf Coast Waste Disposal Authority PCRB for Monsanto Series 1996 (P-1)
  5,300,000               4.25                         07/07/97                          5,300,000
Harris County Health Facilities Development Corp. Series 1997 A
 (A-1+/VMIG1)
  2,500,000               3.70                         07/29/97                          2,500,000
Harris County Hospital RB for Childrens Hospital Series 1989 B-2 (VMIG1)
  5,000,000               4.15                         07/07/97                          5,000,000
Harris County Industrial Development Corp (A-1+)
    800,000               4.05                         07/01/97                            800,000
Harris County Toll Road VRDN Series 1994 D(A-1+/VMIG1)
  9,400,000               4.05                         07/07/97                          9,400,000
Houston GO CP Notes Series A(A-1+/P-1)
  5,000,000               3.80                         09/16/97                          5,000,000
Lower Colorado River Authority CP Notes Series B(A-1+/P-1)
  6,000,000               3.85                         07/30/97                          6,000,000
San Antonio Electric & Gas Systems CP Notes Series A(A-1+/P-1)
  6,200,000               3.80                         08/20/97                          6,200,000

 Principal              Interest                       Maturity                        Amortized
  Amount                  Rate                           Date                             Cost
--------------------------------------------------------------------------------------------------
TEXAS (CONTINUED)
Societe Generale Municipal Securities Trust Receipts for San Antonio Texas
 Electric and Gas System RB New Series 1997
 SG 104/SG 105(A-1+)
$17,000,000             3.85%                          08/07/97                       $ 17,000,000
State of Texas TRANS Series 1996(SP-1+/MIG1)
 43,420,000             4.75                           08/29/97                         43,481,234
West Side Calhoun County Development Corp. PCRB Series 1985
 (A-1+/P-1)
  2,800,000             4.15                           07/01/97                          2,800,000
--------------------------------------------------------------------------------------------------
                                                                                      $104,481,234
--------------------------------------------------------------------------------------------------
VIRGINIA--9.6%
Chesterfield County PCRB for Philip Morris Series 1992(A-1/P-1)
$14,700,000             4.35%                          07/07/97                       $ 14,700,000
Louisa PCRB for Virginia Electric & Power Series 1984(A-1/VMIG1)
  4,000,000             3.85                           07/15/97                          4,000,000
  2,000,000             3.85                           07/17/97                          2,000,000
  4,000,000             3.80                           07/23/97                          4,000,000
  4,000,000             3.90                           08/14/97                          4,000,000
  1,500,000             3.90                           08/20/97                          1,500,000
  3,900,000             3.90                           08/22/97                          3,900,000
Richmond VRDN Public Utility Revenue Notes Series A(A1+/VMIG1)
 10,000,000             4.25                           07/07/97                         10,000,000
Roanoke VRDN for Carilion Health Systems Hospital Series A(A-1)
 26,500,000             4.15                           07/07/97                         26,500,000
York County PCRB for Virginia Electric & Power Series 1985(A-1/A3)
  2,900,000             3.85                           07/17/97                          2,900,000
  9,000,000             3.75                           08/13/97                          9,000,000
--------------------------------------------------------------------------------------------------
                                                                                      $ 82,500,000
--------------------------------------------------------------------------------------------------
WASHINGTON--0.9%
Washington Healthcare Facility Authority VRDN for Fred Hutchinson Cancer
 Research Center Series 1991 B(VMIG1)
$ 1,010,000             4.10%                          07/01/97                       $  1,010,000
Washington Public Power Supply Project Electric RB Series 1993-2A (Bank of
 America LOC)(A-1/VMIG1)
  6,880,000             4.10                           07/07/97                          6,880,000
--------------------------------------------------------------------------------------------------
                                                                                      $  7,890,000
--------------------------------------------------------------------------------------------------
WISCONSIN--0.9%
Milwaukee IDRB Multi-Modal for Pharmacia & Upjohn, Inc. Series 1994(P-1)
$ 8,000,000             4.65%                          07/07/97                       $  8,000,000
--------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND (continued)
June 30, 1997
(Unaudited)
---------------------------------------  ---------------------------------------
---------------------------------------  ---------------------------------------

 Principal             Interest                     Maturity                      Amortized
  Amount                 Rate                         Date                           Cost
------------------------------------------------------------------------------------------------
WYOMING--0.6%
Lincoln County PCRB for Pacificorp Project Series 1991 (Union Bank of
 Switzerland LOC)(A-1+/VMIG1)
$ 3,000,000            3.75%                        09/11/97                     $  3,000,000
    400,000            3.80                         09/11/97                          400,000
Pacificorp PCRB VRDN for Sweetwater County Series 1990 A (Credit Suisse
 LOC)(VMIG1)
  1,500,000            4.05                         07/07/97                        1,500,000
------------------------------------------------------------------------------------------------
                                                                                 $  4,900,000
------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS                                                                $857,724,204(a)
------------------------------------------------------------------------------------------------

(a)The amount stated also represents aggregate cost for federal income tax purposes.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate, which is based upon current interest rates indices.

Maturity dates represent either the stated date on the security, the next interest reset date for floating rate securities, or the prerefunded date for those types of securities.

Security ratings are unaudited.

The percentages shown for each investment category reflect the value of investments in that category as a percentage of total net assets.


The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------
---------------------------------------  ---------------------------------------

--------------------------------------------------------------------------------
INVESTMENT ABBREVIATIONS:
ACES    --Adjustable Convertible Extendible Securities
BANS    --Bond Anticipation Notes
CFC     --Unconditionally Guaranteed by CFC, Cooperative Finance Corp.
COPS    --Certificates of Participation
CP      --Commercial Paper
FGIC    --Insured by Financial Guaranty Insurance Co.
FHLB    --Federal Home Loan Bank
GO      --General Obligation
HFA     --Housing Finance Agency
IDA     --Industrial Development Authority
IDB     --Industrial Development Bond
IDRB    --Industrial Development Revenue Bond
LOC     --Letter of Credit
MBIA    --Insured by Municipal Bond Investors Assurance
MF Hsg. --Multi-Family Housing
PCRB    --Pollution Control Revenue Bond
RANS    --Revenue Anticipation Notes
RB      --Revenue Bond
TECP    --Tax Exempt Commercial Paper
TRANS   --Tax Revenue Anticipation Notes
VRDN    --Variable Rate Demand Note

Goldman Sachs Trust--Financial Square Funds
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 1997
(Unaudited)

--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------


                                                      PRIME
                                                   OBLIGATIONS    MONEY MARKET
                                                       FUND           FUND
                                                    ---------------------------
ASSETS:
Investments in securities, at value based on
 amortized cost                                   $4,474,859,659 $4,606,059,517
Cash                                                      56,418         65,970
Interest receivable                                   20,217,354     19,572,861
Deferred organization expenses, net                           --         16,990
Other assets                                             265,919        141,603
-------------------------------------------------------------------------------
  TOTAL ASSETS                                     4,495,399,350  4,625,856,941
-------------------------------------------------------------------------------
LIABILITIES:
Payable for investment securities
 purchased                                                    --             --
Dividends payable                                     24,125,326     22,503,359
Accrued expenses and other liabilities                 1,004,433      1,095,510
-------------------------------------------------------------------------------
  TOTAL LIABILITIES                                   25,129,759     23,598,869
-------------------------------------------------------------------------------
NET ASSETS:
Paid in capital                                    4,470,268,862  4,602,242,978
Accumulated undistributed net investment income               --             --
Accumulated undistributed net realized gain
 (loss) on investments                                       729         15,094
-------------------------------------------------------------------------------
  NET ASSETS                                      $4,470,269,591 $4,602,258,072
-------------------------------------------------------------------------------
Net asset value, offering and redemption price
 per share
 (net assets/shares outstanding)                           $1.00          $1.00
-------------------------------------------------------------------------------
SHARES OUTSTANDING:
FST shares                                         3,813,081,114  3,991,996,825
FST Preferred shares                                 240,046,253     43,756,223
FST Administration shares                            295,976,966    276,148,987
FST Service shares                                   121,164,529    290,340,943
-------------------------------------------------------------------------------
Total shares of beneficial interest outstanding,
 $0.001 par value
 (unlimited number of shares authorized)           4,470,268,862  4,602,242,978
-------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------

   TREASURY       TREASURY                                     TAX-FREE
 OBLIGATIONS    INSTRUMENTS    GOVERNMENT       FEDERAL      MONEY MARKET
     FUND           FUND          FUND            FUND           FUND
--------------------------------------------------------------------------
$3,021,771,573  $272,328,879 $2,170,063,437  $1,042,228,217  $857,724,204
        35,130        84,333         66,012          24,734       500,205
     6,319,006     3,205,591      6,340,836       1,536,865     5,824,393
            --            --             --              --        31,935
       140,163        26,802          7,144          75,617         3,273
--------------------------------------------------------------------------
 3,028,265,872   275,645,605  2,176,477,429   1,043,865,433   864,084,010
--------------------------------------------------------------------------
            --            --     99,936,750      64,943,073            --
    13,561,282     1,020,530     10,164,164       4,121,432     2,564,575
       980,923       146,082        781,543         519,065       174,967
--------------------------------------------------------------------------
    14,542,205     1,166,612    110,882,457      69,583,570     2,739,542
--------------------------------------------------------------------------
 3,013,687,919   274,466,741  2,065,599,431     974,281,863   861,358,000
            --            --             --           2,859            --
        35,748        12,252         (4,459)         (2,859)      (13,532)
--------------------------------------------------------------------------
$3,013,723,667  $274,478,993 $2,065,594,972  $  974,281,863  $861,344,468
--------------------------------------------------------------------------
         $1.00         $1.00          $1.00           $1.00         $1.00
--------------------------------------------------------------------------
 2,140,037,970   237,434,466  1,222,438,256     714,024,245   731,787,339
     2,825,740         1,500     48,896,830           1,501     5,469,429
   638,279,282     1,131,506    190,743,421     137,933,257    96,498,886
   232,544,927    35,899,269    603,520,924     122,322,860    27,602,346
--------------------------------------------------------------------------
 3,013,687,919   274,466,741  2,065,599,431     974,281,863   861,358,000
--------------------------------------------------------------------------

Goldman Sachs Trust--Financial Square Funds
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
For the Six Months Ended June 30, 1997
(Unaudited)
--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------


                                                     PRIME
                                                  OBLIGATIONS   MONEY MARKET
                                                      FUND          FUND
                                                    -------------------------
INVESTMENT INCOME:
Interest income                                   $150,778,630  $123,020,722
-----------------------------------------------------------------------------
EXPENSES:
Management fees                                      5,549,296     4,491,570
Custodian fees                                         313,951       197,162
Registration fees                                      209,169       168,020
Amortization of deferred organization expenses              --         4,483
Trustees' fees                                          32,010        20,297
Other                                                  228,337       109,781
-----------------------------------------------------------------------------
  TOTAL EXPENSES                                     6,332,763     4,991,313
  Less--Expenses reimbursable and fees
   waived by Goldman Sachs                          (1,460,211)   (1,047,496)
-----------------------------------------------------------------------------
  Net expenses                                       4,872,552     3,943,817
  Preferred share fees                                  79,582        14,218
  Administration share fees                            321,986       315,070
  Service share fees                                   320,337       845,268
-----------------------------------------------------------------------------
  NET EXPENSES AND SHARE FEES                        5,594,457     5,118,373
-----------------------------------------------------------------------------
NET INVESTMENT INCOME                              145,184,173   117,902,349
-----------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) ON INVESTMENT TRANSAC-
 TIONS                                                  13,632        24,659
-----------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERA-
 TIONS                                            $145,197,805  $117,927,008
-----------------------------------------------------------------------------

(a) Commencement date of operations for the Treasury Instruments and the Federal Fund was March 3, 1997 and February 28, 1997, respectively.


The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------

 TREASURY        TREASURY                                                  TAX-FREE
OBLIGATIONS     INSTRUMENTS        GOVERNMENT           FEDERAL          MONEY MARKET
   FUND           FUND(A)             FUND              FUND(A)              FUND
-------------------------------------------------------------------------------------
$78,310,881     $3,909,008         $52,696,383        $12,455,299        $13,377,712
-------------------------------------------------------------------------------------
  2,940,015        151,180           1,960,199            460,458            752,437
    203,827         28,274             101,930             97,389             15,852
    154,721         49,274                  --            171,916              5,157
         --             --                  --                 --              7,727
     15,506          6,575               5,991             11,457              2,554
    119,636         30,811              32,242             60,914             20,928
-------------------------------------------------------------------------------------
  3,433,705        266,114           2,100,362            802,134            804,655
   (852,226)      (134,465)           (379,211)          (406,158)          (143,979)
-------------------------------------------------------------------------------------
  2,581,479        131,649           1,721,151            395,976            660,676
     10,143             --               9,068                 --              5,090
    730,961            773             314,524             47,126            101,011
    536,935         48,176           1,166,051             77,066             54,216
-------------------------------------------------------------------------------------
  3,859,518        180,598           3,210,794            520,168            820,993
-------------------------------------------------------------------------------------
 74,451,363      3,728,410          49,485,589         11,935,131         12,556,719
-------------------------------------------------------------------------------------
    174,705         51,826             127,727             (2,859)              (673)
-------------------------------------------------------------------------------------
$74,626,068     $3,780,236         $49,613,316        $11,932,272        $12,556,046
-------------------------------------------------------------------------------------

Goldman Sachs Trust--Financial Square Funds
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
For the Six Months Ended June 30, 1997
(Unaudited)
--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------

                                               PRIME
                                            OBLIGATIONS       MONEY MARKET
                                                FUND              FUND
                                                -----------------------------
FROM OPERATIONS:
Net investment income                     $    145,184,173  $    117,902,349
Net realized gain (loss) on
 investment transactions                            13,632            24,659
-----------------------------------------------------------------------------
  Net increase in net assets
   resulting from operations                   145,197,805       117,927,008
-----------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
  FST shares                                  (131,189,598)     (102,274,186)
  FST Preferred shares                          (4,222,876)         (761,752)
  FST Administration shares                     (6,635,324)       (6,533,435)
  FST Service shares                            (3,136,375)       (8,332,976)
Net realized gain on investment
 transactions
  FST shares                                       (12,652)           (9,091)
  FST Preferred shares                                (335)              (81)
  FST Administration shares                           (675)             (591)
  FST Service shares                                  (331)             (756)
-----------------------------------------------------------------------------
  Total distributions to shareholders         (145,198,166)     (117,912,868)
-----------------------------------------------------------------------------
FROM SHARE TRANSACTIONS (AT $1.00 PER
 SHARE):
Proceeds from sales of shares               28,504,262,585    32,669,134,604
Reinvestment of dividends and
 distributions                                  64,069,452        55,880,000
Cost of shares repurchased                 (28,458,038,291)  (31,080,788,447)
-----------------------------------------------------------------------------
  Net increase (decrease) in net assets
   resulting from share transactions           110,293,746     1,644,226,157
-----------------------------------------------------------------------------
  Total increase (decrease)                    110,293,385     1,644,240,297
NET ASSETS:
Beginning of period                          4,359,976,206     2,958,017,775
-----------------------------------------------------------------------------
End of period                             $  4,470,269,591  $  4,602,258,072
-----------------------------------------------------------------------------
Accumulated undistributed net investment
 income                                                 --                --

--------------------------------------------------------------------------------
(a) Commencement date of operations for the Treasury Instruments and the Federal Fund was March 3, 1997 and February 28, 1997, respectively.


The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------

    TREASURY        TREASURY                                          TAX-FREE
  OBLIGATIONS      INSTRUMENTS     GOVERNMENT         FEDERAL       MONEY MARKET
      FUND           FUND(A)          FUND            FUND(A)           FUND
--------------------------------------------------------------------------------
$     74,451,363  $   3,728,410  $    49,485,589  $    11,935,131  $    12,556,719
         174,705         51,826          127,727           (2,859)            (673)
--------------------------------------------------------------------------------
      74,626,068      3,780,236       49,613,316       11,932,272       12,556,046
--------------------------------------------------------------------------------
     (54,078,253)    (3,268,016)     (31,359,341)     (10,204,220)     (10,760,679)
        (525,690)            (7)        (482,455)              (7)        (165,047)
     (14,710,547)       (15,122)      (6,376,770)        (973,290)      (1,312,189)
      (5,136,873)      (445,265)     (11,267,023)        (754,755)        (318,804)
        (155,521)       (34,205)         (95,927)              --               --
          (1,317)            --           (1,268)              --               --
         (45,320)          (195)         (20,586)              --               --
         (16,837)        (5,174)         (40,889)              --               --
--------------------------------------------------------------------------------
     (74,670,358)    (3,767,984)     (49,644,259)     (11,932,272)     (12,556,719)
--------------------------------------------------------------------------------
  12,940,991,607    742,388,723    9,016,688,309    2,187,239,403    3,179,706,866
      28,055,275        708,003       10,542,051        3,099,430        3,171,712
 (13,050,421,858)  (468,629,985)  (8,189,147,334)  (1,216,056,970)  (2,862,618,495)
--------------------------------------------------------------------------------
     (81,374,976)   274,466,741      838,083,026      974,281,863      320,260,083
--------------------------------------------------------------------------------
     (81,419,266)   274,478,993      838,052,083      974,281,863      320,259,410
   3,095,142,933             --    1,227,542,889               --      541,085,058
--------------------------------------------------------------------------------
$  3,013,723,667  $ 274,478,993  $ 2,065,594,972  $   974,281,863  $   861,344,468
--------------------------------------------------------------------------------
              --             --               --  $         2,859               --

--------------------------------------------------------------------------------

Goldman Sachs Trust--Financial Square Funds
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 1996
--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------

                               PRIME                              TREASURY                           TAX-FREE
                            OBLIGATIONS       MONEY MARKET      OBLIGATIONS        GOVERNMENT      MONEY MARKET
                                FUND              FUND              FUND              FUND             FUND
                            ---------------------------------------------------
FROM OPERATIONS:
Net investment income     $    263,491,381  $    162,277,598  $    124,545,016  $     65,841,904  $    18,529,517
Net realized gain (loss)
 on
 investment transactions           105,304           189,110           587,091           136,538           (5,995)
--------------------------------------------------------------------------------
 Net increase in net as-
  sets resulting
  from operations              263,596,685       162,466,708       125,132,107        65,978,442       18,523,522
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHARE-
 HOLDERS FROM:
Net investment income
 FST shares                   (245,389,523)     (149,928,272)      (93,857,124)      (48,867,861)     (15,981,710)
 FST Preferred shares           (2,239,677)         (162,278)         (797,088)          (19,753)        (431,737)
 FST Administration
  shares                       (10,697,750)       (9,558,151)      (21,870,105)       (5,023,737)      (1,593,538)
 FST Service shares             (5,164,431)       (2,628,897)       (8,020,699)      (11,930,553)        (522,532)
Net realized gain on
 investment transactions
 FST shares                       (128,847)         (173,838)         (385,734)          (81,682)              --
 FST Preferred shares               (1,177)             (188)           (3,276)              (33)              --
 FST Administration
  shares                            (5,617)          (11,082)          (89,882)           (8,397)              --
 FST Service shares                 (2,712)           (3,048)          (32,963)          (19,942)              --
--------------------------------------------------------------------------------
 Total distributions to
  shareholders                (263,629,734)     (162,465,754)     (125,056,871)      (65,951,958)     (18,529,517)
--------------------------------------------------------------------------------
FROM SHARE TRANSACTIONS
 (AT $1.00 PER SHARE):
Proceeds from sales of
 shares                     48,481,127,400    44,257,102,764    20,383,057,696    14,111,648,633    4,669,259,507
Reinvestment of
 dividends and
 distributions                 126,514,648        91,077,089        45,060,831        21,912,928        6,495,873
Cost of shares repur-
 chased                    (47,756,596,271)  (43,600,991,427)  (19,343,068,853)  (13,746,823,336)  (4,623,830,243)
--------------------------------------------------------------------------------
 Net increase in net
  assets resulting
  from share
  transactions                 851,045,777       747,188,426     1,085,049,674       386,738,225       51,925,137
--------------------------------------------------------------------------------
 Total increase                851,012,728       747,189,380     1,085,124,910       386,764,709       51,919,142
NET ASSETS:
Beginning of year            3,508,963,478     2,210,828,395     2,010,018,023       840,778,180      489,165,916
--------------------------------------------------------------------------------
End of year               $  4,359,976,206  $  2,958,017,775  $  3,095,142,933  $  1,227,542,889  $   541,085,058

--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust--Financial Square Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
June 30, 1997
(Unaudited)
---------------------------------------  ---------------------------------------
---------------------------------------  ---------------------------------------
1.ORGANIZATION
Effective May 1, 1997, the Goldman Sachs Money Market Trust was reorganized from a Massachusetts business trust to a Delaware business trust named the Goldman Sachs Trust (the "Trust"). The Trust includes the Financial Square Funds, collectively "the Funds" or individually a "Fund". The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. Financial Square consists of nine diversified funds: Prime Obligations, Money Market, Treasury Obligations, Treasury Instruments, Government, Federal, Tax-Free Money Market, Municipal Money Market (inactive as of June 30, 1997) and Premium Money Market (inactive as of June
30, 1997). The Financial Square Funds offer four classes of shares: FST shares, FST Administration shares, FST Service shares and FST Preferred shares. The investment objective of the Funds is to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity.

2.SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts.

A. Investment Valuation--
Each Fund uses the amortized-cost method for valuing portfolio securities which approximates market value. Under this method, all investments purchased at a discount or premium are valued by amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity.

B. Interest Income--
Interest income is determined on the basis of interest accrued, premium amortized and discount earned.

C. Federal Taxes--
It is each Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all investment company taxable and tax-exempt income to shareholders. Accordingly, no federal tax provisions are required.
 The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of the Funds' distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.
 At December 31, 1996, the Funds' tax year end, the Tax-Free Money Market Fund had approximately $13,000 of capital loss carryforward for U.S. Federal tax purposes. This capital loss carryforward expires in the year 2004.

D. Deferred Organization Expenses--
Organization-related costs are being amortized on a straight-line basis over a period of five years.

E. Expenses--
Expenses incurred by the Funds that do not specifically relate to an individual fund are allocated to the Funds based on each Fund's relative average net assets for the period.
 Shareholders of FST Preferred, FST Administration and FST Service shares bear all expenses and fees paid to service organizations for their services with respect to

Goldman Sachs Trust--Financial Square Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 1997
(Unaudited)
---------------------------------------  ---------------------------------------
---------------------------------------  ---------------------------------------
such shares as well as other expenses (subject to expense limitations) that are directly attributable to such shares.

3.AGREEMENTS
As of May 1, 1997, the Fund's Investment Advisory and Administration Agreements were combined into an Investment Management Agreement (the "Agreement") encompassing the same services and fee structure. Goldman Sachs Asset Management ("GSAM"), a separate operating division of Goldman, Sachs & Co. ("Goldman Sachs"), manages the portfolios of the Funds, subject to general supervision by the Trust's Board of Trustees and administers each Fund's business affairs, including providing facilities. As compensation for the services rendered under the Investment Management Agreement and the assumption of the expenses related thereto, GSAM is entitled to a fee, computed daily and payable monthly, at an annual rate equal to .205% of each Fund's average daily net assets. These amounts are included in "Accrued expenses and other liabilities" in the accompanying Statements of Assets and Liabilities.
 For the six months ended June 30, 1997, GSAM has voluntarily agreed to waive a portion of its management fee and limit certain of each of the Fund's expenses (excluding management fees, service organization fees, taxes, interest, brokerage commissions and extraordinary expenses) to the extent that such expenses exceed .01% per annum of the Fund's average daily net assets. These amounts are included in "Other assets" in the accompanying Statement of Assets and Liabilities.
 Goldman Sachs serves as Transfer Agent and Distributor of shares of the Funds pursuant to Transfer Agent and Distribution Agreements and receives no fee.
 The following chart outlines the fee waivers and expense reimbursements for the six months ended June 30, 1997 and amounts owed to and due from GSAM at June 30, 1997 (in thousands):

                                                      Amounts
                 Management  Expense          Amounts   due
                    Fees    Reimburse-        due to   from
Fund               Waived     ments    Total   GSAM    GSAM
Prime
 Obligations
 Fund               $947       $513    $1,460  $699    $231
-------------------------------------------------------------
Money Market
 Fund                767        280     1,047   710     119
-------------------------------------------------------------
Treasury
 Obligations
 Fund                502        350       852   409     125
-------------------------------------------------------------
Treasury
 Instruments
 Fund                 27        107       134    34     27
-------------------------------------------------------------
Government Fund      335         44       379   328     --
-------------------------------------------------------------
Federal Fund          87        319       406   131     76
-------------------------------------------------------------
Tax-Free Money
 Market Fund         128         16       144   121     --

4.ADMINISTRATION, SERVICE AND PREFERRED PLANS
The Funds have adopted Administration, Service and Preferred Plans to compensate service organizations for providing varying levels of account administration and shareholder liaison services to their customers who are beneficial owners of such shares. The Preferred, Administration and Service Plans provide for compensation to the service organizations in an amount up to
 .10%, .25% and .50% (on an annualized basis), respectively, of the average daily net asset value of the respective shares.

5.LINE OF CREDIT FACILITY
The Funds participate in a $250,000,000 uncommitted, unsecured revolving line of credit facility to be used solely for temporary or emergency purposes. Under the most restrictive arrangement, each Fund must own securities having a market value in excess of 300% of the

--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------
---------------------------------------  ---------------------------------------
total bank borrowings. The interest rate on the borrowings is based on the Federal Funds rate. During the six months ended June 30, 1997, the Funds did not have any borrowings under this facility.

6.REPURCHASE AGREEMENTS
During the term of a repurchase agreement, the value of the underlying securities, including accrued interest, is required to equal or exceed the value of the repurchase agreement. The underlying securities for all repurchase agreements are held in safekeeping at a custodian.

7.JOINT REPURCHASE AGREEMENT ACCOUNTS
The Funds, together with other registered investment companies having management agreements with GSAM or its affiliates, transfer uninvested cash balances into joint accounts, the daily aggregate balances of which are invested in one or more repurchase agreements. The underlying securities for the repurchase agreements are U.S. Treasury obligations.
 At June 30, 1997, the Prime Obligations, Money Market, Treasury Obligations and Government Funds had undivided interests in the repurchase agreements in the following joint account, which equaled $315,700,000, $79,600,000, $650,500,000 and $361,000,000 in principal amount, respectively. At June 30, 1997, the repurchase agreements in this joint account, along with the corresponding underlying securities (including the type of security, market value, interest rate and maturity date), were as follows:

Principal              Interest                     Maturity                       Amortized
Amount                   Rate                         Date                            Cost
-----------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS
CIBC Wood Gundy Securities, dated 06/30/97, repurchase price $32,905,438
 (U.S. Treasury Note: $33,560,121, 6.375%, 03/31/01)
$32,900,000              5.95%                      07/01/97                     $   32,900,000
Deutshe Bank, dated 06/30/97, repurchase price $975,165,208 (U.S. Treasury
 Notes: $972,860,973, 5.00%-8.50%, 11/30/97-05/15/07; U.S. Treasury
 Stripped Securities: $21,639,768, 08/15/99-02/15/07)
975,000,000              6.10                       07/01/97                        975,000,000
Donaldson Lufkin & Jenrette, Inc., dated 06/30/97, repurchase price
 $520,085,944 (U.S. Treasury Stripped Securities: $499,717,019, 08/15/97-
 05/15/07; U.S. Treasury Notes: $30,683,075, 6.125%-6.25%, 09/30/00-
 02/15/07))
520,000,000              5.95                       07/01/97                        520,000,000
Swiss Bank Corp., dated 06/30/97, repurchase price $503,483,200 (U.S.
 Treasury Notes: $480,019,868, 3.375%-9.125%, 07/31/97-01/15/07; U.S.
 Treasury Bills: $34,569,420, 07/24/97-05/28/98; U.S. Treasury Bond:
 $615,008, 10.75%, 08/15/05)
503,400,000              5.95                       07/01/97                        503,400,000
Swiss Bank Corp., dated 06/30/97, repurchase price $100,014,722 (U.S.
 Treasury Notes: $95,543,523, 3.375%-9.125%, 07/31/97-01/15/07; U.S.
 Treasury Bills: $6,880,724, 07/24/97-05/28/98; U.S. Treasury Bond:
 $122,412, 10.75%, 08/15/05)
100,000,000              5.30                       07/01/97                        100,000,000
-----------------------------------------------------------------------------------------------
Total Joint Repurchase Agreement Account                                         $2,131,300,000
-----------------------------------------------------------------------------------------------

8.OTHER MATTERS
Pursuant to an SEC exemptive order, certain of the Funds may enter into certain principal transactions, including repurchase agreements, with Goldman, Sachs & Co. subject to certain limitations as follows: 25% of eligible security transactions, as defined, and 10% of repurchase agreement transactions.

Goldman Sachs Trust--Financial Square Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 1997
(Unaudited)

--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------

9. SUMMARY OF SHARE TRANSACTIONS
Share activity for the six months ended June 30, 1997 is as follows:

                      PRIME                           TREASURY       TREASURY                                      TAX-FREE
                   OBLIGATIONS     MONEY MARKET     OBLIGATIONS    INSTRUMENTS     GOVERNMENT       FEDERAL      MONEY MARKET
                      FUND             FUND             FUND           FUND           FUND           FUND            FUND
FST SHARES:
Shares sold       25,861,076,069   31,009,843,613   9,588,228,683   640,129,197   6,726,062,143  1,573,533,976   2,882,561,349
Reinvestment of
 dividends and
 distributions        59,912,303       50,520,073      18,635,046       703,538       8,376,837      2,584,933       2,457,993
Shares
 repurchased     (26,009,699,328) (29,608,727,868) (9,757,793,211) (403,398,269) (6,370,744,629)  (862,094,664) (2,594,082,121)
-------------------------------------------------------------------------------------------------------------------------------
                     (88,710,956)   1,451,635,818    (150,929,482)  237,434,466     363,694,351    714,024,245     290,937,221
-------------------------------------------------------------------------------------------------------------------------------
FST PREFERRED
 SHARES:
Shares sold          702,667,176      165,812,836      46,161,803         1,500      91,625,116          1,500      49,262,422
Reinvestment of
 dividends and
 distributions           176,800          467,908         611,548             0          41,460              1          76,867
Shares
 repurchased        (589,926,457)    (140,035,071)    (90,584,204)            0     (42,882,176)             0     (72,600,418)
-------------------------------------------------------------------------------------------------------------------------------
                     112,917,519       26,245,673     (43,810,853)        1,500      48,784,400          1,501     (23,261,129)
-------------------------------------------------------------------------------------------------------------------------------
FST
 ADMINISTRATION
 SHARES:
Shares sold          902,415,355      939,526,100   1,939,119,896     2,856,365     953,075,246    231,075,379     126,938,261
Reinvestment of
 dividends and
 distributions         2,104,432        4,135,993       4,689,067         4,465       1,184,462        158,912         379,940
Shares
 repurchased        (824,443,074)    (833,277,833) (1,842,433,066)   (1,729,324)   (908,619,456)   (93,301,034)    (82,481,110)
-------------------------------------------------------------------------------------------------------------------------------
                      80,076,713      110,384,260     101,375,897     1,131,506      45,640,252    137,933,257      44,837,091
-------------------------------------------------------------------------------------------------------------------------------
FST SERVICE
 SHARES:
Shares sold        1,038,103,985      553,952,055   1,367,481,225    99,401,661   1,245,925,804    382,628,548     120,944,834
Reinvestment of
 dividends and
 distributions         1,875,917          756,026       4,119,614             0         939,292        355,584         256,912
Shares
 repurchased      (1,033,969,432)    (498,747,675) (1,359,611,377)  (63,502,392)   (866,901,073)  (260,661,272)   (113,454,846)
-------------------------------------------------------------------------------------------------------------------------------
                       6,010,470       55,960,406      11,989,462    35,899,269     379,964,023    122,322,860       7,746,900
-------------------------------------------------------------------------------------------------------------------------------
Net increase
 (decrease) in
 shares              110,293,746    1,644,226,157     (81,374,976)  274,466,741     838,083,026    974,281,863     320,260,083
------------------=============================================================================================================


--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------

Share activity for the year ended December 31, 1996 is as follows:

                                                                                                    TAX-FREE
                           PRIME OBLIGATIONS  MONEY MARKET        TREASURY        GOVERNMENT      MONEY MARKET
                                 FUND             FUND        OBLIGATIONS FUND       FUND             FUND
  FST SHARES:
  Shares sold                44,941,258,260   41,611,799,874   15,303,462,361    11,674,849,553   4,186,677,890
  Reinvestment of
   dividends and
   distributions                120,569,689       84,724,371       33,617,264        19,640,980       4,879,667
  Shares repurchased        (44,455,790,432) (41,225,360,339) (14,633,812,470)  (11,579,631,835) (4,199,081,918)
----------------------------------------------------------------------------------------------------------------
                                606,037,517      471,163,906      703,267,155       114,858,698      (7,524,361)
----------------------------------------------------------------------------------------------------------------
  FST PREFERRED SHARES:
  Shares sold                   377,996,154       77,361,171       94,309,002         8,202,329      65,543,581
  Reinvestment of
   dividends and
   distributions                      6,257           76,227          473,231             7,480         322,508
  Shares repurchased           (250,873,677)     (59,926,848)     (48,145,640)       (8,097,379)    (37,135,531)
----------------------------------------------------------------------------------------------------------------
                                127,128,734       17,510,550       46,636,593           112,430      28,730,558
----------------------------------------------------------------------------------------------------------------
  FST ADMINISTRATION
   SHARES:
  Shares sold                 1,718,885,581    2,097,089,351    2,868,056,191     1,074,614,378     177,906,627
  Reinvestment of
   dividends and
   distributions                  2,721,453        5,879,304        4,640,302         1,055,828         844,377
  Shares repurchased         (1,653,602,695)  (2,074,616,324)  (2,618,986,546)   (1,012,951,862)   (148,027,716)
----------------------------------------------------------------------------------------------------------------
                                 68,004,339       28,352,331      253,709,947        62,718,344      30,723,288
----------------------------------------------------------------------------------------------------------------
  FST SERVICE SHARES:
  Shares sold                 1,442,987,405      470,852,368    2,117,230,142     1,353,982,373     239,131,409
  Reinvestment of
   dividends and
   distributions                  3,217,249          397,187        6,330,034         1,208,640         449,321
  Shares repurchased         (1,396,329,467)    (241,087,916)  (2,042,124,197)   (1,146,142,260)   (239,585,078)
----------------------------------------------------------------------------------------------------------------
                                 49,875,187      230,161,639       81,435,979       209,048,753          (4,348)
----------------------------------------------------------------------------------------------------------------
  Net increase (decrease)
   in shares                    851,045,777      747,188,426    1,085,049,674       386,738,225      51,925,137
-----------------------------===================================================================================

Goldman Sachs Trust--Financial Square Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
Selected Data for a Share Outstanding Throughout Each Period
Prime Obligations Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                             INCOME FROM INVESTMENT OPERATIONS
                            ------------------------------------
                                                                                                                  RATIO OF NET
                  NET ASSET            NET REALIZED     TOTAL                  NET ASSET             RATIO OF NET  INVESTMENT
                  VALUE AT     NET         GAIN      INCOME FROM DISTRIBUTIONS VALUE AT              EXPENSES TO   INCOME TO
                  BEGINNING INVESTMENT ON INVESTMENT INVESTMENT       TO          END      TOTAL     AVERAGE NET  AVERAGE NET
                  OF PERIOD   INCOME   TRANSACTIONS  OPERATIONS  SHAREHOLDERS  OF PERIOD RETURN(A)      ASSETS       ASSETS
            ---------------------------------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JUNE 30, (UNAUDITED)
---------------------------------------------
1997-FST
shares..........    $1.00    $0.0267      $  --        $0.0267     $(0.0267)     $1.00     5.53%(b)      0.18%(b)     5.39%(b)
1997-FST Pre-
ferred Shares...     1.00     0.0262         --         0.0262      (0.0262)      1.00     5.42(b)       0.28(b)      5.31(b)
1997-FST Admin-
istration
shares..........     1.00     0.0255         --         0.0255      (0.0255)      1.00     5.27(b)       0.43(b)      5.15(b)
1997-FST Service
shares..........     1.00     0.0243         --         0.0243      (0.0243)      1.00     5.00(b)       0.68(b)      4.90(b)
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1996-FST
shares..........     1.00     0.0529         --         0.0529      (0.0529)      1.00     5.41          0.18         5.29
1996-FST Pre-
ferred
Shares (c)......     1.00     0.0346         --         0.0346      (0.0346)      1.00     5.28(b)       0.28(b)      5.19(b)
1996-FST Admin-
istration
shares..........     1.00     0.0506         --         0.0506      (0.0506)      1.00     5.14          0.43         5.06
1996-FST Service
shares..........     1.00     0.0478         --         0.0478      (0.0478)      1.00     4.88          0.68         4.78
1995-FST
shares..........     1.00     0.0586         --         0.0586      (0.0586)      1.00     6.02          0.18         5.86
1995-FST Admin-
istration
shares..........     1.00     0.0559         --         0.0559      (0.0559)      1.00     5.75          0.43         5.59
1995-FST Service
shares..........     1.00     0.0533         --         0.0533      (0.0533)      1.00     5.49          0.68         5.33
FOR THE PERIOD ENDED DECEMBER 31,
---------------------------------
1994-FST
shares (d)......     1.00     0.0401         --         0.0401      (0.0401)      1.00     4.38(b)       0.18(b)      4.38(b)
1994-FST Pre-
ferred
Shares (d)......     1.00     0.0383         --         0.0383      (0.0383)      1.00     4.12(b)       0.43(b)      4.18(b)
1994-FST Service
shares (d)......     1.00     0.0364         --         0.0364      (0.0364)      1.00     3.86(b)       0.68(b)      3.98(b)
FOR THE YEARS ENDED JANUARY 31,
-------------------------------
1994-FST
shares..........     1.00     0.0311      0.0002        0.0313      (0.0313)      1.00     3.18          0.17         3.11
1994-FST Admin-
istration
shares..........     1.00     0.0286      0.0002        0.0288      (0.0288)      1.00     2.92          0.42         2.86
1994-FST Service
shares..........     1.00     0.0261      0.0002        0.0263      (0.0263)      1.00     2.66          0.67         2.61
1993-FST
shares..........     1.00     0.0360      0.0007        0.0367      (0.0367)      1.00     3.75          0.18         3.60
1993-FST Admin-
istration
shares (e)......     1.00     0.0068      0.0001        0.0069      (0.0069)      1.00     3.02(b)       0.44(b)      2.96(b)
1993-FST Service
shares..........     1.00     0.0301      0.0007        0.0308      (0.0308)      1.00     3.23          0.68         3.01
1992-FST
shares..........     1.00     0.0572      0.0002        0.0574      (0.0574)      1.00     5.99          0.18         5.72
1992-FST Service
shares (e)......     1.00     0.0027         --         0.0027      (0.0027)      1.00     4.10(b)       0.66(b)      4.10(b)
FOR THE PERIOD MARCH 8, 1990 (F) THROUGH JANUARY 31,
----------------------------------------------------
1991-FST
shares..........     1.00     0.0727         --          .0727      (0.0727)      1.00     8.27(b)       0.18(b)      8.04(b)
                                RATIOS ASSUMING NO
                              WAIVER OF FEES AND NO
                               EXPENSE LIMITATIONS
                             -------------------------
                     NET                  RATIO OF NET
                  ASSETS AT   RATIO OF     INVESTMENT
                     END     EXPENSES TO   INCOME TO
                  OF PERIOD  AVERAGE NET  AVERAGE NET
                  (IN 000'S)   ASSETS        ASSETS
            ---------------------------------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JUNE 30, (UNAUDITED)
---------------------------------------------
1997-FST
shares..........  $3,813,081    0.23%(b)      5.34%(b)
1997-FST Pre-
ferred Shares...     240,047    0.33(b)       5.26(b)
1997-FST Admin-
istration
shares..........     295,977    0.48(b)       5.10(b)
1997-FST Service
shares..........     121,165    0.73(b)       4.85(b)
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1996-FST
shares..........   3,901,797    0.23          5.24
1996-FST Pre-
ferred
Shares (c)......     127,126    0.33(b)       5.14(b)
1996-FST Admin-
istration
shares..........     215,898    0.48          5.01
1996-FST Service
shares..........     115,114    0.73          4.73
1995-FST
shares..........   3,295,791    0.22          5.82
1995-FST Admin-
istration
shares..........     147,894    0.47          5.55
1995-FST Service
shares..........      65,278    0.72          5.29
FOR THE PERIOD ENDED DECEMBER 31,
---------------------------------
1994-FST
shares (d)......   2,774,849    0.24(b)       4.32(b)
1994-FST Pre-
ferred
Shares (d)......      66,113    0.49(b)       4.12(b)
1994-FST Service
shares (d)......      41,372    0.74(b)       3.92(b)
FOR THE YEARS ENDED JANUARY 31,
-------------------------------
1994-FST
shares..........   1,831,413    0.25          3.03
1994-FST Admin-
istration
shares..........      35,250    0.50          2.78
1994-FST Service
shares..........      14,001    0.75          2.53
1993-FST
shares..........     813,126    0.25          3.53
1993-FST Admin-
istration
shares (e)......       1,124    0.52(b)       2.88(b)
1993-FST Service
shares..........         336    0.75          2.94
1992-FST
shares..........     917,073    0.27          5.63
1992-FST Service
shares (e)......         118    0.74(b)       4.02(b)
FOR THE PERIOD MARCH 8, 1990 (F) THROUGH JANUARY 31,
----------------------------------------------------
1991-FST
shares..........     578,495    0.28(b)       7.94(b)

----
(a)Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(b)Annualized.
(c)FST Preferred share activity commenced on May 1, 1996.
(d)The information presented reflects eleven months of operations due to a change in fiscal year end. This change was caused by the reorganization of the funds as a series of Goldman Sachs Money Market Trust.
(e)FST Administration share and FST Service share activity commenced during November of 1992 and January 1992, respectively.
(f)Commencement of operations.


The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust--Financial Square Funds
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Share Outstanding Throughout Each Period
Money Market Fund
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                             INCOME FROM INVESTMENT OPERATIONS
                            ------------------------------------
                                                                                                                  RATIO OF NET
                  NET ASSET            NET REALIZED     TOTAL                  NET ASSET             RATIO OF NET  INVESTMENT
                  VALUE AT     NET         GAIN      INCOME FROM DISTRIBUTIONS VALUE AT              EXPENSES TO   INCOME TO
                  BEGINNING INVESTMENT ON INVESTMENT INVESTMENT       TO          END      TOTAL     AVERAGE NET  AVERAGE NET
                  OF PERIOD   INCOME   TRANSACTIONS  OPERATIONS  SHAREHOLDERS  OF PERIOD RETURN(A)      ASSETS       ASSETS
            ---------------------------------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JUNE 30, (UNAUDITED)
---------------------------------------------
1997-FST
shares..........    $1.00    $0.0269      $    --      $0.0269     $(0.0269)     $1.00     5.57%(b)      0.18%(b)     5.44%(b)
1997-FST Pre-
ferred Shares...     1.00     0.0264           --       0.0264      (0.0264)      1.00     5.46(b)       0.28(b)      5.36(b)
1997-FST Admin-
istration
shares..........     1.00     0.0257           --       0.0257      (0.0257)      1.00     5.30(b)       0.43(b)      5.18(b)
1997-FST Service
shares..........     1.00     0.0244           --       0.0244      (0.0244)      1.00     5.04(b)       0.68(b)      4.93(b)
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1996-FST
shares..........     1.00     0.0533       0.0001       0.0534      (0.0534)      1.00     5.45          0.18         5.33
1996-FST Pre-
ferred
shares (c)......     1.00     0.0348           --       0.0348      (0.0348)      1.00     5.31(b)       0.28(b)      5.23(b)
1996-FST Admin-
istration
shares..........     1.00     0.0504       0.0001       0.0505      (0.0505)      1.00     5.19          0.43         5.04
1996-FST Service
shares..........     1.00     0.0484           --       0.0484      (0.0484)      1.00     4.93          0.68         4.84
1995-FST
Shares..........     1.00     0.0589           --       0.0589      (0.0589)      1.00     6.07          0.15         5.89
1995-FST Admin-
istration
shares..........     1.00     0.0561           --       0.0561      (0.0561)      1.00     5.80          0.40         5.61
1995-FST Service
shares (d)......     1.00     0.0231           --       0.0231      (0.0231)      1.00     5.41(b)       0.65(b)      4.93(b)
FOR THE PERIOD ENDED DECEMBER 31,
---------------------------------
1994-FST
shares (d)......     1.00     0.0305           --       0.0305      (0.0305)      1.00     4.91(b)       0.11(b)      4.88(b)
1994-FST Admin-
istration
shares (d)......     1.00     0.0298           --       0.0298      (0.0298)      1.00     4.65(b)       0.36(b)      4.82(b)
                                RATIOS ASSUMING NO
                              WAIVER OF FEES AND NO
                               EXPENSE LIMITATIONS
                             -------------------------
                     NET                  RATIO OF NET
                  ASSETS AT   RATIO OF     INVESTMENT
                     END     EXPENSES TO   INCOME TO
                  OF PERIOD  AVERAGE NET  AVERAGE NET
                  (IN 000'S)   ASSETS        ASSETS
            ---------------------------------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JUNE 30, (UNAUDITED)
---------------------------------------------
1997-FST
shares..........  $3,992,002    0.23%(b)      5.39%(b)
1997-FST Pre-
ferred Shares...      43,759    0.33(b)       5.31(b)
1997-FST Admin-
istration
shares..........     276,152    0.48(b)       5.13(b)
1997-FST Service
shares..........     290,345    0.73(b)       4.88(b)
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1996-FST
shares..........   2,540,366    0.23          5.28
1996-FST Pre-
ferred
shares (c)......      17,510    0.33(b)       5.18(b)
1996-FST Admin-
istration
shares..........     165,766    0.48          4.99
1996-FST Service
shares..........     234,376    0.73          4.79
1995-FST
Shares..........   2,069,197    0.23          5.81
1995-FST Admin-
istration
shares..........     137,412    0.48          5.53
1995-FST Service
shares (d)......       4,219    0.73(b)       4.85(b)
FOR THE PERIOD ENDED DECEMBER 31,
---------------------------------
1994-FST
shares (d)......     862,971    0.25(b)       4.74(b)
1994-FST Admin-
istration
shares (d)......      66,560    0.50(b)       4.68(b)

----
(a)Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(b)Annualized.
(c)FST Preferred share activity commenced on May 1, 1996.
(d)FST, FST Administration and FST Service share activity commenced May 18, 1994, May 20, 1994 and July 14, 1995, respectively.

The accompanying  notes are an integral part of these financial statements.

Goldman Sachs Trust--Financial Square Funds
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Share Outstanding Throughout Each Period
Treasury Obligations Fund
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                             INCOME FROM INVESTMENT OPERATIONS
                            ------------------------------------
                                                                                                                  RATIO OF NET
                  NET ASSET            NET REALIZED     TOTAL                  NET ASSET             RATIO OF NET  INVESTMENT
                  VALUE AT     NET      GAIN (LOSS)  INCOME FROM DISTRIBUTIONS VALUE AT              EXPENSES TO   INCOME TO
                  BEGINNING INVESTMENT ON INVESTMENT INVESTMENT       TO          END      TOTAL     AVERAGE NET  AVERAGE NET
                  OF PERIOD   INCOME   TRANSACTIONS  OPERATIONS  SHAREHOLDERS  OF PERIOD RETURN(A)      ASSETS       ASSETS
            ---------------------------------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JUNE 30, (UNAUDITED)
---------------------------------------------
1997-FST
shares..........    $1.00    $0.0262     $ 0.0001      $0.0263     $(0.0263)     $1.00     5.43%(b)      0.18%(b)     5.28%(b)
1997-FST Pre-
ferred shares ..     1.00     0.0257       0.0001       0.0258      (0.0258)      1.00     5.32(b)       0.28(b)      5.18(b)
1997-FST Admin-
istration shares
 ................     1.00     0.0249       0.0001       0.0250      (0.0250)      1.00     5.16(b)       0.43(b)      5.03(b)
1997-FST Service
shares .........     1.00     0.0237       0.0001       0.0238      (0.0238)      1.00     4.90(b)       0.68(b)      4.78(b)
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1996-FST
shares..........     1.00     0.0522       0.0003       0.0525      (0.0524)      1.00     5.35          0.18         5.22
1996-FST Pre-
ferred
shares (c)......     1.00     0.0342       0.0001       0.0343      (0.0343)      1.00     5.24(b)       0.28(b)      5.11(b)
1996-FST Admin-
istration shares
 ................     1.00     0.0497       0.0002       0.0499      (0.0498)      1.00     5.09          0.43         4.97
1996-FST Service
shares .........     1.00     0.0472       0.0002       0.0474      (0.0474)      1.00     4.83          0.68         4.72
1995-FST shares
 ................     1.00     0.0573       0.0005       0.0578      (0.0578)      1.00     5.96          0.18         5.73
1995-FST Admin-
istration shares
 ................     1.00     0.0547       0.0005       0.0552      (0.0552)      1.00     5.69          0.43         5.47
1995-FST Service
shares .........     1.00     0.0521       0.0005       0.0526      (0.0526)      1.00     5.43          0.68         5.21
FOR THE PERIOD ENDED DECEMBER 31,
---------------------------------
1994-FST
shares (d)......     1.00     0.0379      (0.0001)      0.0378      (0.0378)      1.00     4.23(b)       0.18(b)      4.13(b)
1994-FST Admin-
istration
shares (d)......     1.00     0.0388      (0.0001)      0.0387      (0.0387)      1.00     3.97(b)       0.43(b)      4.24(b)
1994-FST Service
shares (d)......     1.00     0.0349      (0.0001)      0.0348      (0.0348)      1.00     3.71(b)       0.68(b)      3.82(b)
FOR THE YEARS ENDED JANUARY 31,
-------------------------------
1994-FST
shares..........     1.00     0.0301       0.0007       0.0308      (0.0307)      1.00     3.11          0.17         3.01
1994-FST Admin-
istration shares
 ................     1.00     0.0276       0.0006       0.0282      (0.0281)      1.00     2.85          0.42         2.76
1994-FST Service
shares .........     1.00     0.0251       0.0008       0.0259      (0.0256)      1.00     2.60          0.67         2.51
1993-FST shares
 ................     1.00     0.0342       0.0012       0.0354      (0.0355)      1.00     3.69          0.18         3.42
1993-FST Admin-
istration
shares (e)......     1.00     0.0009           --       0.0009      (0.0009)      1.00     2.83(b)       0.43(b)      2.83(b)
1993-FST Service
shares .........     1.00     0.0296       0.0016       0.0312      (0.0309)      1.00     3.17          0.68         2.96
1992-FST shares
 ................     1.00     0.0549       0.0015       0.0564      (0.0561)      1.00     5.84          0.18         5.49
1992-FST Service
shares (e)......     1.00     0.0113       0.0006       0.0119      (0.0116)      1.00     4.47(b)       0.68(b)      3.77(b)
FOR THE PERIOD MARCH 5, 1990(F) THROUGH JANUARY 31,
---------------------------------------------------
1991-FST
shares..........     1.00     0.0600       0.0006       0.0606      (0.0605)      1.00     8.06(b)       0.21(b)      7.74(b)
                                RATIOS ASSUMING NO
                              WAIVER OF FEES AND NO
                               EXPENSE LIMITATIONS
                             -------------------------
                     NET                  RATIO OF NET
                  ASSETS AT   RATIO OF     INVESTMENT
                     END     EXPENSES TO   INCOME TO
                  OF PERIOD  AVERAGE NET  AVERAGE NET
                  (IN 000'S)   ASSETS        ASSETS
            ---------------------------------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JUNE 30, (UNAUDITED)
---------------------------------------------
1997-FST
shares..........  $2,140,063    0.24%(b)      5.22%(b)
1997-FST Pre-
ferred shares ..       2,826    0.34(b)       5.12(b)
1997-FST Admin-
istration shares
 ................     638,287    0.49(b)       4.97(b)
1997-FST Service
shares .........     232,548    0.74(b)       4.72(b)
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1996-FST
shares..........   2,291,051    0.24          5.16
1996-FST Pre-
ferred
shares (c)......      46,637    0.34(b)       5.05(b)
1996-FST Admin-
istration shares
 ................     536,895    0.49          4.91
1996-FST Service
shares .........     220,560    0.74          4.66
1995-FST shares
 ................   1,587,715    0.23          5.68
1995-FST Admin-
istration shares
 ................     283,186    0.48          5.42
1995-FST Service
shares .........     139,117    0.73          5.16
FOR THE PERIOD ENDED DECEMBER 31,
---------------------------------
1994-FST
shares (d)......     958,196    0.25(b)       4.06(b)
1994-FST Admin-
istration
shares (d)......      82,124    0.50(b)       4.17(b)
1994-FST Service
shares (d)......      81,162    0.75(b)       3.75(b)
FOR THE YEARS ENDED JANUARY 31,
-------------------------------
1994-FST
shares..........     812,420    0.24          2.94
1994-FST Admin-
istration shares
 ................      24,485    0.49          2.69
1994-FST Service
shares .........      35,656    0.74          2.44
1993-FST shares
 ................     776,181    0.26          3.34
1993-FST Admin-
istration
shares (e)......           1    0.51(b)       2.75(b)
1993-FST Service
shares .........       5,155    0.76          2.88
1992-FST shares
 ................     413,171    0.28          5.39
1992-FST Service
shares (e)......       3,634    0.78          3.67(b)
FOR THE PERIOD MARCH 5, 1990(F) THROUGH JANUARY 31,
---------------------------------------------------
1991-FST
shares..........     229,988    0.34(b)       7.61(b)

----
(a)Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(b)Annualized.
(c)FST Preferred share activity commenced May 1, 1996.
(d)The information presented reflects eleven months of operations due to a change in fiscal year end. This change was caused by the reorganization of the funds as a series of Goldman Sachs Money Market Trust.
(e)FST Administration and PST Service share activity commenced during January of 1993 and October of 1991, respectively.
(f)Commencement of operations.

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust--Financial Square Funds
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Share Outstanding Throughout Each Period
Treasury Instruments Fund
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                             INCOME FROM INVESTMENT OPERATIONS
                             ---------------------------------
                                                                                                                  RATIO OF NET
                  NET ASSET            NET REALIZED     TOTAL                  NET ASSET             RATIO OF NET  INVESTMENT
                  VALUE AT     NET         GAIN      INCOME FROM DISTRIBUTIONS VALUE AT              EXPENSES TO   INCOME TO
                  BEGINNING INVESTMENT ON INVESTMENT INVESTMENT       TO          END      TOTAL     AVERAGE NET  AVERAGE NET
                  OF PERIOD   INCOME   TRANSACTIONS  OPERATIONS  SHAREHOLDERS  OF PERIOD RETURN(A)      ASSETS       ASSETS
           ----------------------------------------------------------------------------------------------------------------
FOR THE PERIOD ENDED JUNE 30, (UNAUDITED)
-----------------------------------------
1997-FST
shares(c).......    $1.00    $ 0.0168    $ 0.0002     $ 0.0170     $(0.0170)     $1.00     5.29%(b)      0.18%(b)     5.12%(b)
1997-FST Pre-
ferred Shares
(c).............     1.00      0.0043      0.0002       0.0045      (0.0045)      1.00     5.19(b)       0.28(b)      5.04(b)
1997-FST Admin-
istration shares
(c).............     1.00      0.0122      0.0002       0.0124      (0.0124)      1.00     5.06(b)       0.43(b)      4.89(b)
1997-FST Service
shares (c)......     1.00      0.0150      0.0002       0.0152      (0.0152)      1.00     4.73(b)       0.68(b)      4.63(b)
                               RATIOS ASSUMING NO
                             WAIVER OF FEES AND NO
                              EXPENSE LIMITATIONS
                            -------------------------
                     NET
                  ASSETS AT              RATIO OF NET
                     END     RATIO OF     INVESTMENT
                  OF PERIOD EXPENSES TO   INCOME TO
                     (IN    AVERAGE NET  AVERAGE NET
                   000'S)     ASSETS        ASSETS
           ----------------------------------------------------------------------------------------------------------------
FOR THE PERIOD ENDED JUNE 30, (UNAUDITED)
-----------------------------------------
1997-FST
shares(c).......  $237,444     0.36%(b)      4.94%(b)
1997-FST Pre-
ferred Shares
(c).............         2     0.46(b)       4.86(b)
1997-FST Admin-
istration shares
(c).............     1,132     0.61(b)       4.71(b)
1997-FST Service
shares (c)......    35,901     0.86(b)       4.45(b)

----
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(b) Annualized.
(c) FST Share, FST Preferred Share, FST Administration Share, and FST Service Share activity commenced March 3, 1997, May 30, 1997, April 1, 1997, and March 5, 1997, respectively.

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust--Financial Square Funds
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Share Outstanding Throughout Each Period
Government Fund
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                             INCOME FROM INVESTMENT OPERATIONS
                            ------------------------------------
                                                                                                                  RATIO OF NET
                  NET ASSET            NET REALIZED     TOTAL                  NET ASSET             RATIO OF NET  INVESTMENT
                  VALUE AT     NET         GAIN      INCOME FROM DISTRIBUTIONS VALUE AT              EXPENSES TO   INCOME TO
                  BEGINNING INVESTMENT ON INVESTMENT INVESTMENT       TO          END      TOTAL     AVERAGE NET  AVERAGE NET
                  OF PERIOD   INCOME   TRANSACTIONS  OPERATIONS  SHAREHOLDERS  OF PERIOD RETURN(A)      ASSETS       ASSETS
            ---------------------------------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JUNE 30, (UNAUDITED)
---------------------------------------------
1997-FST
shares..........    $1.00    $ 0.0264     $0.0001     $ 0.0265     $(0.0265)     $1.00     5.47%(b)      0.18%(b)     5.33%(b)
1997-FST Pre-
ferred shares...     1.00      0.0259      0.0001       0.0260      (0.0260)      1.00     5.37(b)       0.28(b)      5.32(b)
1997-FST Admin-
istration
shares..........     1.00      0.0251      0.0001       0.0252      (0.0252)      1.00     5.21(b)       0.43(b)      5.07(b)
1997-FST Service
shares..........     1.00      0.0239      0.0001       0.0240      (0.0240)      1.00     4.95(b)       0.68(b)      4.83(b)
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1996-FST
shares..........     1.00      0.0525      0.0001       0.0526      (0.0526)      1.00     5.38          0.18         5.25
1996-FST Pre-
ferred
shares (c)......     1.00      0.0344      0.0001       0.0345      (0.0345)      1.00     5.26(b)       0.28(b)      5.14(b)
1996-FST Admin-
istration
shares..........     1.00      0.0501      0.0001       0.0502      (0.0502)      1.00     5.12          0.43         5.01
1996-FST Service
shares..........     1.00      0.0474      0.0001       0.0475      (0.0475)      1.00     4.86          0.68         4.74
1995-FST
shares..........     1.00      0.0581      0.0001       0.0582      (0.0582)      1.00     6.00          0.18         5.81
1995-FST Admin-
istration
shares..........     1.00      0.0554      0.0001       0.0555      (0.0555)      1.00     5.74          0.43         5.54
1995-FST Service
shares (d)......     1.00      0.0320          --       0.0320      (0.0320)      1.00     5.40(b)       0.68(b)      5.08(b)
FOR THE PERIOD ENDED DECEMBER 31,
---------------------------------
1994-FST
shares (e)......     1.00      0.0424          --       0.0424      (0.0424)      1.00     4.36(b)       0.15(b)      4.64(b)
1994-FST Admin-
istration
shares (e)......     1.00      0.0426          --       0.0426      (0.0426)      1.00     4.10(b)       0.40(b)      4.67(b)
FOR THE PERIOD ENDED JANUARY 31,
--------------------------------
1994-FST
shares (d)......     1.00      0.0256      0.0001       0.0257      (0.0257)      1.00     3.14(b)       0.08(b)      3.10(b)
1994-FST Admin-
istration
shares (d)......     1.00      0.0120      0.0001       0.0121      (0.0121)      1.00     2.87(b)       0.35(b)      2.85(b)
                                RATIOS ASSUMING NO
                              WAIVER OF FEES AND NO
                               EXPENSE LIMITATIONS
                             --------------------------
                     NET                  RATIO OF NET
                  ASSETS AT   RATIO OF     INVESTMENT
                     END     EXPENSES TO   INCOME TO
                  OF PERIOD  AVERAGE NET  AVERAGE NET
                  (IN 000'S)   ASSETS        ASSETS
            ---------------------------------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JUNE 30, (UNAUDITED)
---------------------------------------------
1997-FST
shares..........  $1,222,437    0.22%(b)      5.29%(b)
1997-FST Pre-
ferred shares...      48,896    0.32(b)       5.28(b)
1997-FST Admin-
istration
shares..........     190,742    0.47(b)       5.03(b)
1997-FST Service
shares..........     603,520    0.72(b)       4.79(b)
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1996-FST
shares..........     858,769    0.24          5.19
1996-FST Pre-
ferred
shares (c)......         112    0.34(b)       5.08(b)
1996-FST Admin-
istration
shares..........     145,108    0.49          4.95
1996-FST Service
shares..........     223,554    0.74          4.68
1995-FST
shares..........     743,884    0.24          5.75
1995-FST Admin-
istration
shares..........      82,386    0.49          5.48
1995-FST Service
shares (d)......      14,508    0.74(b)       5.02(b)
FOR THE PERIOD ENDED DECEMBER 31,
---------------------------------
1994-FST
shares (e)......     258,350    0.25(b)       4.54(b)
1994-FST Admin-
istration
shares (e)......      54,253    0.50(b)       4.57(b)
FOR THE PERIOD ENDED JANUARY 31,
--------------------------------
1994-FST
shares (d)......      44,697    0.59(b)       2.59(b)
1994-FST Admin-
istration
shares (d)......      14,126    0.76(b)       2.44(b)

----
(a)Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and complete redemption of the investment at the net asset value at the end of the period.
(b)Annualized.
(c)FST Preferred share activity commenced on May 1, 1996.
(d)FST share, FST Administration share and FST Service share activity commenced April 6, 1993, September 1, 1993 and May 16, 1995, respectively.
(e)The information presented reflects eleven months of operations due to a change in fiscal year end. This change was caused by the reorganization of the funds as a series of Goldman Sachs Money Market Trust.

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust--Financial Square Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Share Outstanding Throughout Each Period
Federal Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                             INCOME FROM INVESTMENT OPERATIONS
                            -----------------------------------
                                                                                                                 RATIO OF NET
                  NET ASSET            NET REALIZED    TOTAL                  NET ASSET             RATIO OF NET  INVESTMENT
                  VALUE AT     NET       GAIN ON    INCOME FROM DISTRIBUTIONS VALUE AT              EXPENSES TO   INCOME TO
                  BEGINNING INVESTMENT  INVESTMENT  INVESTMENT       TO          END      TOTAL     AVERAGE NET  AVERAGE NET
                  OF PERIOD   INCOME   TRANSACTIONS OPERATIONS  SHAREHOLDERS  OF PERIOD RETURN(A)      ASSETS       ASSETS
          ------------------------------------------------------------------------------------------------------------------
FOR THE PERIOD ENDED JUNE 30,
(UNAUDITED)
-----------------------------
1997-FST
shares(c).......    $1.00    $ 0.0178      --        $ 0.0178     $ (0.0178)    $1.00     5.47%(b)      0.18%(b)     5.36%(b)
1997-FST Pre-
ferred
shares(c).......     1.00      0.0047      --          0.0047       (0.0047)     1.00     5.46(b)       0.28(b)      5.28(b)
1997-FST
Administration
shares(c).......     1.00      0.0128      --          0.0128       (0.0128)     1.00     5.25(b)       0.43(b)      5.17(b)
1997-FST Service
shares(c).......     1.00      0.0131      --          0.0131       (0.0131)     1.00     4.99(b)       0.68(b)      4.90(b)
                              RATIOS ASSUMING NO
                            WAIVER OF FEES AND NO
                    NET      EXPENSE LIMITATIONS
                   ASSETS  -------------------------
                   AT END               RATIO OF NET
                     OF     RATIO OF     INVESTMENT
                   PERIOD  EXPENSES TO   INCOME TO
                    (IN    AVERAGE NET  AVERAGE NET
                   000'S)    ASSETS        ASSETS
          ------------------------------------------------------------------------------------------------------------------
FOR THE PERIOD ENDED JUNE 30,
(UNAUDITED)
-----------------------------
1997-FST
shares(c).......  $714,024    0.36%(b)      5.18%(b)
1997-FST Pre-
ferred
shares(c).......         2    0.46(b)       5.10(b)
1997-FST
Administration
shares(c).......   137,933    0.61(b)       4.99(b)
1997-FST Service
shares(c).......   122,323    0.86(b)       4.72(b)

----
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(b) Annualized.
(c) FST share, FST Preferred share, FST Administration share, and FST Service share activity commenced February 28, 1997, May 30, 1997, April 1, 1997 and March 25, 1997, respectively.

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust--Financial Square Funds
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Share Outstanding Throughout Each Period
Tax-Free Money Market Fund
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                             INCOME FROM INVESTMENT OPERATIONS
                            ------------------------------------
                                                                                                                  RATIO OF NET
                  NET ASSET            NET REALIZED     TOTAL                  NET ASSET             RATIO OF NET  INVESTMENT
                  VALUE AT     NET         GAIN      INCOME FROM DISTRIBUTIONS VALUE AT              EXPENSES TO   INCOME TO
                  BEGINNING INVESTMENT ON INVESTMENT INVESTMENT       TO          END      TOTAL     AVERAGE NET  AVERAGE NET
                  OF PERIOD   INCOME   TRANSACTIONS  OPERATIONS  SHAREHOLDERS  OF PERIOD RETURN(A)      ASSETS       ASSETS
            --------------------------------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JUNE 30, (UNAUDITED)
---------------------------------------------
1997-FST
shares..........    $1.00    $0.0170         --        $0.0170     $(0.0170)     $1.00     3.49%(b)      0.18%(b)     3.46%(b)
1997-FST Pre-
ferred shares...     1.00     0.0165         --         0.0165      (0.0165)      1.00     3.39(b)       0.28(b)      3.24(b)
1997-FST Admin-
istration
shares..........     1.00     0.0158         --         0.0158      (0.0158)      1.00     3.23(b)       0.43(b)      3.25(b)
1997-FST Service
shares..........     1.00     0.0146         --         0.0146      (0.0146)      1.00     2.97(b)       0.68(b)      2.94(b)
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1996-FST
shares..........     1.00     0.0335         --         0.0335      (0.0335)      1.00     3.39          0.18         3.35
1996-FST Pre-
ferred shares...     1.00     0.0218         --         0.0218      (0.0218)      1.00     3.30(b)       0.28(b)      3.26(b)
1996-FST Admin-
istration
shares (c)......     1.00     0.0310         --         0.0310      (0.0310)      1.00     3.13          0.43         3.10
1996-FST Service
shares..........     1.00     0.0285         --         0.0285      (0.0285)      1.00     2.88          0.68         2.85
1995-FST
shares..........     1.00     0.0381         --         0.0381      (0.0381)      1.00     3.89          0.14         3.81
1995-FST Admin-
istration
shares..........     1.00     0.0354         --         0.0354      (0.0354)      1.00     3.63          0.39         3.54
1995-FST Service
shares..........     1.00     0.0332         --         0.0332      (0.0332)      1.00     3.38          0.64         3.32
FOR THE PERIOD ENDED DECEMBER 31,
---------------------------------
1994-FST
shares (d)......     1.00     0.0156         --         0.0156      (0.0156)      1.00     3.41(b)       0.07(b)      3.42(b)
1994-FST Admin-
istration
shares (d)......     1.00     0.0136         --         0.0136      (0.0136)      1.00     3.19(b)       0.32(b)      3.25(b)
1994-FST Service
shares (d)......     1.00     0.0091         --         0.0091      (0.0091)      1.00     3.11(b)       0.57(b)      3.32(b)
                               RATIOS ASSUMING NO
                             WAIVER OF FEES AND NO
                              EXPENSE LIMITATIONS
                            -------------------------
                     NET
                  ASSETS AT              RATIO OF NET
                     END     RATIO OF     INVESTMENT
                  OF PERIOD EXPENSES TO   INCOME TO
                     (IN    AVERAGE NET  AVERAGE NET
                   000'S)     ASSETS        ASSETS
            --------------------------------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JUNE 30, (UNAUDITED)
---------------------------------------------
1997-FST
shares..........  $731,783     0.22%(b)      3.42%(b)
1997-FST Pre-
ferred shares...     5,468     0.32(b)       3.20(b)
1997-FST Admin-
istration
shares..........    96,496     0.47(b)       3.21(b)
1997-FST Service
shares..........    27,597     0.72(b)       2.90(b)
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1996-FST
shares..........   440,838     0.23          3.30
1996-FST Pre-
ferred shares...    28,731     0.33(b)       3.21(b)
1996-FST Admin-
istration
shares (c)......    51,661     0.48          3.05
1996-FST Service
shares..........    19,855     0.73          2.80
1995-FST
shares..........   448,367     0.24          3.71
1995-FST Admin-
istration
shares..........    20,939     0.49          3.44
1995-FST Service
shares..........    19,860     0.74          3.22
FOR THE PERIOD ENDED DECEMBER 31,
---------------------------------
1994-FST
shares (d)......   183,570     0.31(b)       3.18(b)
1994-FST Admin-
istration
shares (d)......     2,042     0.56(b)       3.01(b)
1994-FST Service
shares (d)......     2,267     0.81(b)       3.08(b)

----
(a)Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(b)Annualized.
(c)FST Preferred share activity commenced on May 1, 1996.
(d)FST share, FST Administration share and FST Service share activity commenced July 19, 1994, August 1, 1994 and September 23, 1994, respectively.

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------
---------------------------------------  ---------------------------------------
                      [This page intentionally left blank]

--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------
---------------------------------------  ---------------------------------------
                      [This page intentionally left blank]

--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------






--------------------------------------------------------------------------------
This Semiannual Report is authorized for distribution to prospective investors only when preceded or accompanied by a Goldman Sachs Trust Financial Square Funds Prospectus which contains facts concerning each Fund's objectives and policies, management, expenses and other information.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Goldman Sachs
1 New York Plaza
New York, NY 10004

TRUSTEES
Ashok N. Bakhru, Chairman
David B. Ford
Douglas C. Grip
John P. McNulty
Mary P. McPherson
Alan A. Shuch
Jackson W. Smart, Jr.
William H. Springer
Richard P. Strubel

OFFICERS
Douglas C. Grip, President
John W. Mosior, Vice President
Nancy L. Mucker, Vice President
Scott M. Gilman, Treasurer
John M. Perlowski, Assistant Treasurer
Michael J. Richman, Secretary
Howard B. Surloff, Assistant Secretary



GOLDMAN SACHS
Investment Adviser,
Distributor and Transfer Agent

FS/SAR 6/97

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
GOLDMAN SACHS
TRUST
FINANCIAL SQUARE
FUNDS

--------------------------------------------------------------------------------

SEMIANNUAL REPORT
JUNE 30, 1997

PRIME OBLIGATIONS FUND
MONEY MARKET FUND
TREASURY OBLIGATIONS FUND
TREASURY INSTRUMENTS FUND
GOVERNMENT FUND
FEDERAL FUND
TAX-FREE MONEY MARKET FUND




[LOGO] GOLDMAN SACHS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                   APPENDIX A

                       DESCRIPTION OF SECURITIES RATINGS*

MOODY'S INVESTORS SERVICE, INC.

Bond Ratings
------------

AAA: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than with Aaa securities.


A: Bonds which are rated A possess many favorable investment attributes and are to be considered a upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Moody's applies numerical modifiers 1, 2, and 3 in the Aa and A categories. The modifier 1 indicates that the obligation ranks in the higher end of the category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of the respective category.


--------------------------------------------------------------------------------

* The ratings indicated herein are believed to be the most recent ratings available at the date of this Statement of Additional Information for the securities listed. Ratings are generally given to securities at the time of issuance. While the rating agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings indicated do not necessarily represent ratings which will be given to these securities on the date of the Portfolios' taxable year end.

Short-Term Ratings
------------------

P-1: Issuers have a superior ability for repayment of senior short-term promissory obligations. Prime-1 or P-1 repayment ability will often be evidenced by many of the following characteristics:

     .  Leading market positions in well established industries.

     .  High rates of return on funds employed.

     . Conservative capitalization structure with moderate reliance on debt and ample asset protection.

     . Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

     . Well established access to a range of financial markets and assured sources of alternate liquidity.


P-2: Issuers have a strong ability for repayment of senior short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

State and Municipal Obligations
-------------------------------

Moody's ratings for state and municipal short-term obligations will be designated Moody's Investment Grade or (MIG). Such ratings recognize the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower and short-term cyclical elements are critical in short-term ratings, while other factors of major importance in bond risk, long-term secular trends for example, may be less important over the short run. Symbols used will be as follows:

MIG 1/VMIG 1 -- This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broadbased access to the market for refinancing.

MIG 2/VMIG 2 -- This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

A short-term rating may also be assigned on an issue having a demand feature-variable rate demand obligation. Such ratings will be designated as VMIG to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. Additionally, investors should be alert to the fact that the source of payment may be limited to the external liquidity with no or limited legal recourse to the issuer in the event the demand is not met.


STANDARD & POOR'S RATINGS GROUP

Bond Ratings
------------


AAA: An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to pay interest and repay principal on the obligation is extremely strong.


AA: An obligation rated AA differs from the highest rated obligations only in small degree. The obligor's capacity to pay interest and repay principal on the obligation is very strong.


A: An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to pay interest and repay principal on the obligation is still strong.

PLUS (+) OR MINUS (-): The AA and A ratings may be modified by the addition of a plus or minus sign to show relative standing within the category.

Short-Term Ratings
------------------

A-1: A short-term obligation rated A-1 is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2: A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

Municipal Notes
---------------

A Standard & Poor's note rating reflects the liquidity factors and market access risks unique to notes. Notes maturing in 3 years or less will likely receive a note rating. Notes maturing beyond 3 years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment.

     . Amortization schedule (the larger the final maturity relative to other maturities the more likely it will be treated as a note).

     . Source of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note).


     Note rating symbols are as follows:

SP-1 -- Strong capacity to pay principal and interest. Those issues determined to possess very strong characteristics will be given a plus (+) designation.

SP-2 -- Satisfactory capacity to pay principal and interest with some vulnerability to adverse financial and economic changes over the term of the notes.

Standard & Poor's assigns "dual" ratings to all debt issues that have a put option or demand feature as part of their structure.

The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the Resources commercial paper rating symbols for the put option (for example, "AAA/A-1+"). With short-term demand debt, S&P's note rating symbols are used with the commercial paper rating symbols (for example, "SP-1+/A-1+").


DUFF & PHELPS, INC.

Bond Ratings
------------

AAA: The highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

AA: High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

A: Protection factors are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

Duff & Phelps applies modifiers, + and - in the AA and A categories for long-term fixed securities. The modifier + indicates that the security ranks in the higher end of the category; the modifier AA or A indicates a mid-range ranking; and the modifier - indicates that the issue ranks in the lower end of the category.

Short-Term Ratings
------------------

D-1: Commercial paper and certificates of deposit rated Duff 1 are considered to have a very high certainty of timely payment. Liquidity factors are considered excellent and are supported by strong fundamental protection factors. Risk factors are minor.

D-2: Commercial paper and certificates of deposit rated Duff 2 are considered to have a good certainty of timely payment. Liquidity factors and company fundamentals are considered sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good and risk factors are small.

Duff & Phelps applies a plus and minus rating scale, D-1+, D-1 and D-1- in the Duff 1 top grade category for short-term debt. The rating D-1+ indicates that the security has the highest certainty of timely payment, short-term liquidity is clearly outstanding and safety is just below risk-free U.S. Treasury short-term obligations; the rating D-1 indicates a very high certainty of timely payment, liquidity factors are excellent and risk factors are minimal; and the rating D-1- indicates a high certainty of timely payment, liquidity factors are strong and risk factors are very small.


FITCH INVESTORS SERVICE CORP.

AAA: Bonds which are rated AAA are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay its obligations, which is unlikely to be affected by reasonably foreseeable events.

AA: Bonds which are rated AA are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+".

A: Bonds which are rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

Fitch applies plus (+) and minus (-) modifiers in the AA and A categories to indicate the relative position of a credit within the rating category. The modifier AA+ indicates that the security ranks at the higher end of the AA category than a security rated AA or AA- .

Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes. The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

F-1: Short-term debt obligations rated F-1 are considered to be of very strong credit quality. Those issues determined to possess exceptionally strong credit quality and having the strongest degree of assurance for timely payment will be denoted with a plus ("+") sign designation.

F-2: Short-term debt obligations rated F-2 are considered to be of good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

IBCA LIMITED AND IBCA INC.

A1: Short-term obligations rated A1 are supported by the highest capacity for timely repayment. Where issues possess a particularly strong credit feature a rating of A1+ is assigned.

A2: Short-term obligations rated A2 are supported by a satisfactory capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

THOMSON BANKWATCH, INC.

AAA: The highest category; indicates an extremely high ability to repay principal and interest on a timely basis.

AA:The second highest category; indicates a very strong ability to repay principal and interest on a timely basis, with limited incremental risk compared to issues rated in the highest category.

A: The third highest category; indicates the ability to repay principal and interest is strong. Issuer rated A could be more vulnerable to adverse developments (both internal an external) than obligations with higher ratings.

Ratings in the AA and A Long-Term Debt categories may include a plus (+) or minus (-) designation which indicates where within the respective category the issue is placed.

The TBW Short-Term Ratings apply only to specific debt instruments that have a maturity of one year or less.

The TBW Short-Term Ratings specifically assess the likelihood of an untimely payment of principal and interest.

TBW-1: The highest category; indicates a very high likelihood that principal and interest will be paid on a timely basis.

TBW-2: The second highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated TBW-1.

                                    PART C

                               OTHER INFORMATION


ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS
         ---------------------------------

(a) Financial Statements


Included in the Prospectus:


     Financial Highlights for the Financial Square Prime Obligations Fund, Financial Square Money Market Fund, Financial Square Treasury Obligations Fund, Financial Square Treasury Instruments Fund, Financial Square Government Fund, Financial Square Federal Fund and Financial Square Tax-Free Money Market Fund (collectively, the "Financial Square Funds") for the period ended June 30, 1997 (unaudited),


     Financial Highlights for the Financial Square Prime Obligations Fund, Financial Square Money Market Fund, Financial Square Treasury Obligations Fund, Financial Square Government Fund and Financial Square Tax-Free Money Market Fund (collectively, the "Financial Square Funds") for the period ended December 31, 1996 (audited)


Incorporated by Reference into the Statement of Additional Information:


     Statements of Investments for the Financial Square Prime Obligations Fund, Financial Square Money Market Fund, Financial Square Treasury Obligations Fund, Financial Square Treasury Instruments Fund, Financial Square Government Fund, Financial Square Federal Fund and Financial Square Tax-Free Money Market Fund as of June 30, 1997 (unaudited),


     Statements of Investments for the Financial Square Prime Obligations Fund, Financial Square Money Market Fund, Financial Square Treasury Obligations Fund, Financial Square Government Fund and Financial Square Tax-Free Money Market Fund (collectively, the "Financial Square Funds") for the period ended December 31, 1996 (audited)


     Statements of Assets and Liabilities for the Financial Square Prime Obligations Fund, Financial Square Money Market Fund, Financial Square Treasury Obligations Fund, Financial Square Treasury Instruments Fund, Financial Square Government Fund, Financial Square Federal Fund and Financial Square Tax-Free Money Market Fund as of June 30, 1997 (unaudited),

     Statements of Assets and Liabilities for the Financial Square Prime Obligations Fund, Financial Square Money Market Fund, Financial Square Treasury Obligations Fund, Financial Square Government Fund and Financial Square Tax-Free Money Market Fund (collectively, the "Financial Square Funds") for the period ended December 31, 1996 (audited)


     Statements of Operations for the Financial Square Prime Obligations Fund, Financial Square Money Market Fund, Financial Square Treasury Obligations Fund, Financial Square Treasury Instruments Fund, Financial Square Government Fund, Financial Square Federal Fund and Financial Square Tax-Free Money Market Fund as of June 30, 1997 (unaudited),


     Statements of Operations for the Financial Square Prime Obligations Fund, Financial Square Money Market Fund, Financial Square Treasury Obligations Fund, Financial Square Government Fund and Financial Square Tax-Free Money Market Fund (collectively, the "Financial Square Funds") for the period ended December 31, 1996 (audited)


     Statements of Changes in Net Assets for the Financial Square Prime Obligations Fund, Financial Square Money Market Fund, Financial Square Treasury Obligations Fund, Financial Square Treasury Instruments Fund, Financial Square Government Fund, Financial Square Federal Fund and Financial Square Tax-Free Money Market Fund as of June 30, 1997 (unaudited),


     Statements of Changes in Net Assets for the Financial Square Prime Obligations Fund, Financial Square Money Market Fund, Financial Square Treasury Obligations Fund, Financial Square Government Fund and Financial Square Tax-Free Money Market Fund (collectively, the "Financial Square Funds") for the period ended December 31, 1996 (audited)


     Financial Highlights for the Financial Square Prime Obligations Fund, Financial Square Money Market Fund, Financial Square Treasury Obligations Fund, Financial Square Treasury Instruments Fund, Financial Square Government Fund, Financial Square Federal Fund and Financial Square Tax-Free Money Market Fund as of June 30, 1997 (unaudited),


     Statements of Investments for the Financial Square Prime Obligations Fund, Financial Square Money Market Fund, Financial Square Treasury Obligations Fund, Financial Square Government Fund and Financial Square Tax-Free Money Market Fund (collectively, the "Financial Square Funds") for the period ended December 31, 1996 (audited)

     Notes to Financial Statements.

(b) Exhibits

The following exhibits are incorporated herein by reference to Registrant's Registration Statement on form N-1A as initially filed (Reference A), to Pre-Effective Amendment No. 1 to such Registration Statement (Reference B), or to Post-Effective Amendment No. 1 to such Registration Statement (Reference C), or to Post-Effective Amendment No. 2 to such Registration Statement (Reference D), or to Post-Effective Amendment No. 4 to such Registration Statement (Reference
F), or to Post-Effective Amendment No. 12 to such Registration Statement (Reference M), or to Post-Effective Amendment No. 16 to such Registration Statement (Reference Q) or to Post-Effective Amendment No. 17 to such Registration Statement (Reference R), or to Post-Effective Amendment No. 19 to such Registration Statement (Reference T), or to Post-Effective Amendment No. 20 to such Registration Statement (Reference U), or to Post-Effective Amendment No. 21 to such Registration Statement (Reference V), or to Post-Effective Amendment No. 24 to such Registration Statement (Reference Y), or to Post-Effective Amendment No. 25 to such Registration Statement (Reference Z), to Post-Effective Amendment No. 26 to such Registration Statement (Accession No. 0000950130-95-002856), to Post-Effective Amendment No. 27 to such Registration Statement (Accession No. 0000950130-96-004931), to Post-Effective Amendment No. 29 to such Registration Statement (Accession No.0000950130-97-000573), to Post-Effective Amendment No. 31 to such Registration Statement (Accession No. 0000950130-97-000805) and to Post-Effective Amendment No. 33 to such Registration Statement (Accession No. 0000950130-97-0001867).

     1.        Agreement and Declaration of Trust. (Accession No. 0000950130-97-
               000573)

     2. By-laws of the Delaware business trust (Accession No. 0000950130-97-000573)


     3.        Not applicable.


     4.        Not applicable.

     5(a). Advisory Agreement between Registrant on behalf of GS Short-Term Government Agency Fund and Goldman, Sachs & Co. (Reference P)

     5(b). Advisory Agreement between Registrant on behalf of GS Adjustable Rate Government Agency Fund and Goldman Sachs Asset Management. (Reference P)

     5(c). Advisory Agreement between Registrant on behalf of GS Short Duration Tax-Free Fund and Goldman, Sachs & Co. (Reference P)

     5(d). Advisory Agreement between Registrant on behalf of GS Core Fixed Income Fund and Goldman Sachs Asset Management. (Reference T)

     5(e). Form of Management Agreements on behalf of Delaware business trust (Accesssion No. 0000950130-97-000573)

     6(a). Distribution Agreement between Registrant and Goldman, Sachs & Co. (Reference P)


     7.        Not applicable.

     8(a).     Custodian Agreement between Registrant and State Street Bank and
               Trust Company.   (Reference P)

     8(b). Form of Wiring Agreement among State Street Bank and Trust Company, Goldman, Sachs & Co. and The Northern Trust Company. (Reference B)

     8(c). Fee schedule relating to the Custodian Agreement between Registrant and State Street Bank and Trust Company. (Reference C)

     8(d). Form of Letter Agreement between Registrant and State Street Bank and Trust pertaining to the latter's designation of Security Pacific National Bank as its sub-custodian and certain other matters. (Reference C)

     8(g). Form of Amendment dated August, 1989 to the Wiring Agreement among State Street Bank and Trust Company, Goldman, Sachs & Co. and The Northern Trust Company relating to the indemnification of The Northern Trust Company. (Reference D)

     9(a). Transfer Agency Agreement between Registrant and Goldman, Sachs & Co. (Reference P)

     9(b). Fee schedule relating to the Transfer Agency Agreement between Registrant and Goldman, Sachs & Co. (Reference B)

     10.       Opinion of Delaware Counsel (Accession No. 0000950130-97-0001867)


     11.       Not applicable.


     12.       Not applicable.

     13.       Subscription Agreement with Goldman, Sachs & Co. (Reference B)

     14.       Not applicable.

     15(a). Distribution Plan pursuant to Rule 12b-1 for Goldman Sachs Municipal Income Fund. (Reference P)

     15(c). Distribution Plan pursuant to Rule 12b-1 for Goldman Sachs Government Income Fund (Reference O)

     15(d). Distribution Plan pursuant to Rule 12b-1 for Goldman Sachs Global Income Fund. (Reference O)

     15(f). Distribution Plan Pursuant to Rule 12b-1 for GS Adjustable Rate Government Agency Fund-Class A Shares. (Reference Y)

     15(h).    Administration Plan and Service Plan of the Trust.  (Reference X)


     16.       Schedule for Computation of Performance Data. (Reference V)


     18. Form of Plan entered into by Registrant pursuant to Rule 18f-3. (Reference Z)

     19. Powers of Attorney of Messrs. Bakhru, Ford, Grip, Shuch, Smart, Sringer, Strubel, Mosior, Gilman, Perlowski, Richman, Surloff, Mmes. MacPherson, Mucker and Taylor (Accession No. 0000950130-97-000805)

     27.       Financial Data Schedules (Accession No. 0000950130-97-0001867)

The following exhibit relating to Goldman Sachs Trust is filed herewith electronically pursuant to EDGAR rules:

     11.       Consent of Arthur Andersen LLP.

ITEM 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.
          -------------------------------------------------------------

Not Applicable.

ITEM 26.  NUMBER OF HOLDERS OF SECURITIES.
          -------------------------------


                                                  Number of
Title of Class                                    Record Holders
--------------                                    --------------
Treasury Obligations Portfolio
   ILA Units                                                 757
   ILA Administration Units                                   78
   ILA Service Units                                           9

Treasury Instruments Portfolio
   ILA Units                                                 329
   ILA Administration Units                                   44
   ILA Service Units                                          18
Federal Portfolio
   ILA Units                                               2,621
   ILA Administration Units                                  655
   ILA Service Units                                         134
Government Portfolio
   ILA Units                                               1,377
   ILA Administration Units                                   67
   ILA Service Units                                          11
Prime Obligations Portfolio
   ILA Units                                                 804
   ILA Class B Units                                           0
   ILA Administration Units                                   71
   ILA Service Units                                          18
Money Market Portfolio
   ILA Units                                               1,633
   ILA Administration Units                                  952
   ILA Service Units                                           6
Tax-Exempt Diversified Portfolio
   ILA Units                                               2,249
   ILA Administration Units                                   25
   ILA Service Units                                          21
Tax-Exempt California Portfolio
   ILA Units                                                 870
   ILA Administration Units                                    4
   ILA Service Units                                           1
Tax-Exempt New York Portfolio
   ILA Units                                                 219
   ILA Administration Units                                   68
   ILA Service Units                                           2
Financial Square Treasury Obligations Fund
   FST Shares                                                404
   FST Administration Shares                                 123
   FST Service Shares                                        663
   FST Preferred Shares                                       15
Financial Square Prime Obligations Fund
   FST Shares                                                474
   FST Administration Shares                                 131
   FST Service Shares                                        341
   FST Preferred Shares                                       16
Financial Square Government Fund
   FST Shares                                                252
   FST Administration Shares                                 208
   FST Service Shares                                         93
   FST Preferred Shares                                       16
Financial Square Money Market Fund
   FST Shares                                                548
   FST Administration Shares                                 264
   FST Service Shares                                        155

   FST PreFerred Shares                                       27
Financial Square Tax-Free Money Market Fund
   FST Shares                                                282
   FST Administration Shares                                  52
   FST Service Shares                                         96
   FST Preferred Shares                                       12
Financial Square Treasury Instruments Fund
   FST Shares                                                167
   FST Administration Shares                                   3
   FST Service Shares                                          7
   FST Preferred Shares                                        2
Financial Square Federal Fund
   FST Shares                                                193
   FST Administration Shares                                 126
   FST Service Shares                                        142
   FST Preferred Shares                                        3
Financial Square Municipal Money Market Fund
   FST Shares                                                  0
   FST Administration Shares                                   0
   FST Service Shares                                          0
   FST Preferred Shares                                        0
Financial Square Money Market Plus Fund
   FST Shares                                                  9
   FST Administration Shares                                   1
   FST Service Shares                                          1
   FST Preferred Shares                                        1
GS Short Duration Government Fund
   Institutional Shares                                      351
   Administration Shares                                      33
   Service Shares                                              6
   Class A                                                    32
   Class B                                                    20
GS Adjustable Rate Government Fund
   Institutional Shares                                      461
   Administration Shares                                      19
   Service Shares                                              3
   Class A Shares                                            384
GS Short Duration Tax-Free Fund
   Institutional Shares                                      145
   Administration Shares                                       5
   Service Shares                                              0
   Class A                                                    57
   Class B                                                    10
GS Core Fixed Income Fund
   Institutional Shares                                      183
   Administration Shares                                      32
   Service Shares                                              4
   Class A                                                    69
   Class B                                                    18
Goldman Sachs Global Income Fund
   Institutional Shares                                       36
   Service Shares                                              4

   Class A Shares                                          2,793
   Class B Shares                                            222
Goldman Sachs Government Income Fund
   Class A Shares                                          1,030
   Class B Shares                                            270
Goldman Sachs Municipal Income Fund
   Class A Shares                                          1,529
   Class B Shares                                             42
Goldman Sachs Capital Growth Fund Shares
   Class A                                                32,826
   Class B                                                 1,355
   Class C                                                     1
Goldman Sachs CORE U.S. Equity Fund Shares
   Class A                                                13,802
   Class B                                                 2,310
   Class C                                                     0
   Institutional Class                                        22
   Service Class                                               7
Goldman Sachs Small Cap Equity Fund Shares
   Class A                                                18,109
   Class B                                                 1,863
   Class C                                                     0
Goldman Sachs International Equity Fund Shares
   Class A                                                26,654
   Class B                                                 4,307
   Class C                                                    10
   Institutional Class                                        42
   Service Class                                              10
Goldman Sachs Growth and Income Fund Shares
   Class A                                                43,882
   Class B                                                10,172
   Class C                                                     1
   Institutional Class                                        20
   Service Class                                              11
Goldman Sachs Asia Growth Fund Shares
   Class A                                                10,575
   Class B                                                   613
   Class C                                                     1
   Institutional Class                                        11
   Service Class                                               3
Goldman Sachs Balanced Fund Shares
   Class A                                                 4,727
   Class B                                                   674
   Class C                                                     0
Goldman Sachs Mid-Cap Equity Fund
   Institutional Shares                                       27
   Service Shares                                              4
Goldman Sachs CORE Large Cap Growth Fund
   Class A                                                   512
   Class B                                                   254
   Class C                                                     0
   Institutional                                               7

   Service                                                     5
Goldman Sachs Emerging Markets Equity Fund
   Class A                                                     0
   Class B                                                     0
   Class C                                                     0
   Institutional                                               0
   Service                                                     0
Goldman Sachs CORE Small Cap Equity Fund
   Class A                                                     0
   Class B                                                     0
   Class C                                                     0
   Institutional                                               0
   Service                                                     0
Goldman Sachs CORE International Fund
   Class A                                                     0
   Class B                                                     0
   Class C                                                     0
   Institutional                                               0
   Service                                                     0
Goldman Sachs Real Estate Securities Fund
   Class A                                                     0
   Class B                                                     0
   Class C                                                     0
   Institutional                                               0
   Service                                                     0



(Information supplied as of August 8, 1997)

ITEM 27. INDEMNIFICATION
         ---------------


Article III of the Declaration of Trust of Goldman Sachs Trust, the Delaware business trust, provides for indemnification of the Trustees, offices and agents of the Trust, subject to certain limitations. The Declaration of Trust was filed as Exhibit 1.


The Management Agreement with each of the Funds (other than the ILA Portfolios) provides that the applicable Investment Adviser will not be liable for any error of judgment or mistake of law or for any loss suffered by a Fund, except a loss resulting from wilful misfeasance, bad faith or gross negligence on the party of the Investment Adviser or from reckless disregard by the Investment Adviser of its obligations or duties under the Management Agreement. Section 7 of the Advisory Agreement with respect to the ILA Portfolios provides that the ILA Portfolios will indemnify the Adviser against certain liabilities; provided, however, that such indemnification does not apply to any loss by reason of its wilful misfeasance, bad faith or gross negligence or the Adviser's reckless disregard of its obligation under the Advisory Agreement. The Management Agreements were filed as Exhibit 5(e).

Section XI of the Distribution Agreement and Section 7 of the Transfer Agency Agreement between the Registrant and Goldman, Sachs & Co. dated July 15, 1991 each provides that the Registrant will indemnify Goldman, Sachs & Co. against certain liabilities. A copy of such Agreements were filed as Exhibits 6(a) and 9(a), respectively, to the Registrant's Registration Statement.

Mutual fund and Trustees and officers liability policies purchased jointly by the Registrant, Goldman Sachs Money Market Trust, Goldman Sachs Equity Portfolios, Inc., Trust for Credit Unions, The Benchmark Funds and The Commerce Funds and Goldman, Sachs & Co. insure such persons and their respective trustees, partners, officers and employees, subject to the policies' coverage limits and exclusions and varying deductibles, against loss resulting from claims by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.
          ----------------------------------------------------

The business and other connections of the officers and Managing Directors of Goldman, Sachs & Co., Goldman Sachs Funds Management, L.P., and Goldman Sachs Asset Management International are listed on their respective Forms ADV as currently filed with the Commission (File Nos. 801-16048, 801-37591 and 801-38157, respectively) the text of which are hereby incorporated by reference.

ITEM 29.  PRINCIPAL UNDERWRITERS.
          ----------------------

(a). Goldman, Sachs & Co. or an affiliate or a division thereof currently serves as investment adviser and distributor of the units of Trust for Credit Unions and for shares of Goldman Sachs Trust. Goldman, Sachs & Co., or a division thereof currently serves as administrator and distributor of the units or shares of The Benchmark Funds and The Commerce Funds.

(b). Set forth below is certain information pertaining to the Managing Directors of Goldman, Sachs & Co., the Registrant's principal underwriter, who are members of Goldman, Sachs & Co.'s Executive Committee. None of the members of the executive committee holds a position or office with the Registrant.

                       GOLDMAN SACHS EXECUTIVE COMMITTEE


     Name and Principal
     Business Address                Position
     ----------------                --------

     Jon S. Corzine (1)              Chief Executive Officer
     Robert J. Hurst (1)             Managing Director
     Henry M. Paulson, Jr. (1)       Chief Operating Officer

     John A. Thain (1)(3)            Chief Financial Officer
     John L. Thornton (3)            Managing Director
     Roy J. Zuckerberg (2)           Managing Director

     _______________________

(1)  85 Broad Street, New York, NY 10004
(2)  One New York Plaza, New York, NY 10004
(3)  Peterborough Court, 133 Fleet Street, London EC4A 2BB, England

 (c) Not Applicable.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS.
          --------------------------------

The Declaration of Trust, By-laws and minute books of the Registrant are in the physical possession of Goldman Sachs Asset Management, One New York Plaza, New York, New York 10004. All other accounts, books and other documents required to be maintained under Section 31(a) of the Investment Company Act of 1940 and the Rule promulgated thereunder are in the physical possession of State Street Bank and Trust Company, P.O. Box 1713, Boston, Massachusetts 02105 except for certain transfer agency records which are maintained by Goldman, Sachs & Co., 4900 Sears Tower, Chicago, Illinois 60606.


ITEM 31. MANAGEMENT SERVICES
         -------------------


Not applicable.


ITEM 32.  UNDERTAKINGS
          ------------


(a) The Funds undertake to furnish each person to whom a prospectus is delivered with the latest Annual Report.


(b) With respects to Goldman Sachs CORE Small Cap Equity Fund, Goldman Sachs CORE International Fund and Goldman Sachs Real Estate Securities Fund, the Registrant undertakes to file a post-effective amendment, using financial statements which need not be certified, within four to six months from the effective date of the Post-Effective Amendment to the Registration Statement relating to shares of such Funds.

                                  SIGNATURES
                                  -----------


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Goldman Sachs Trust, a Massachusetts business trust (the "Massachusetts Trust") certifies that it meets all of the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 38 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City and State of New York on the 28th day of August, 1997.



                                                   GOLDMAN SACHS TRUST
                                             (A Massachusett business trust)


                                             By:  Michael J. Richman
                                                 --------------------------
                                                  Michael J. Richman
                                                  Secretary


     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 38 to the Registration Statement of the Massachusetts Trust has been signed below by the following persons in the capacities and on the date indicated.


NAME                              TITLE                    DATE
----                              -----                    ----
*Douglas C. Grip                  President                August 28, 1997
------------------------
 Douglas C. Grip

*Scott M. Gilman                  Principal Accounting     August 28, 1997
------------------------
 Scott M. Gilman                  Officer And Principal
                                  Financial Officer

*David B. Ford                    Trustee                  August 28, 1997
------------------------
 David B. Ford

*Ashok N. Bakhru                  Trustee                  August 28, 1997
------------------------
 Ashok N. Bakhru

*Alan A. Shuch                    Trustee                  August 28, 1997
------------------------
 Alan A. Shuch

*Jackson W. Smart                 Trustee                  August 28, 1997
------------------------
 Jackson W. Smart, Jr.

*William H. Springer              Trustee                  August 28, 1997
---------------------
 William H. Springer

*Richard P. Strubel               Trustee                  August 28, 1997
---------------------
 Richard P. Strubel


*By: Michael J. Richman                                    August 28, 1997
    ----------------------
     Michael J. Richman,
     Attorney-In-Fact


* Pursuant to a power of attorney previously filed.

                               INDEX TO EXHIBITS
                               -----------------

Exhibit
-------

   11.        Consent of Arthur Andersen LLP.